FEBRUARY 29, 2024 (UNAUDITED) :: BIG DATA REFINERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DAT
::
Investments Shares Value
Common Stocks — 99 .9%
Electronic Equipment, Instruments & Components — 6.3%
VusionGroup* 631 $ 97,933
Zebra Technologies Corp.,
Class
a
A* 884 247,060
344,993
Hotels, Restaurants & Leisure — 1.1%
Genius Sports Ltd.*(a) 8,454 60,108
IT Services — 9.1%
Couchbase, Inc.* 2,175 61,074
MongoDB, Inc., Class
a
A* 491 219,762
Snowflake, Inc., Class
a
A* 1,148 216,145
496,981
Software — 83.4%
Alteryx, Inc., Class
a
A* 4,140 198,886
AvePoint, Inc.* 6,618 52,944
Braze, Inc., Class
a
A* 3,792 215,765
CommVault Systems, Inc.* 2,838 271,625
Confluent, Inc., Class
a
A* 9,350 316,685
Datadog, Inc., Class
a
A* 1,800 236,628
Dynatrace, Inc.* 3,894 192,948
Elastic NV* 1,937 259,190
Enghouse Systems Ltd. 2,933 76,677
Five9, Inc.* 2,682 163,602
Informatica, Inc., Class
a
A* 8,361 272,401
InterDigital, Inc. 1,717 183,753
MicroStrategy, Inc., Class
a
A*(a) 404 413,227
Nice Ltd., ADR* 1,117 273,833
Nutanix, Inc., Class
a
A* 4,766 301,021
Palantir Technologies, Inc.,
Class
a
A* 10,531 264,117
PowerSchool Holdings, Inc.,
Class
a
A* 3,768 78,714
SolarWinds Corp.* 2,903 34,662
Splunk, Inc.* 1,410 220,270
Teradata Corp.* 4,473 168,274
Investments Shares Value
Common Stocks (continued)
Text SA 1,159 $ 27,748
Tyler Technologies, Inc.* 516 225,564
Verint Systems, Inc.* 4,267 134,880
4,583,414
Total Common Stocks
(Cost $4,442,731)
5,485,496
Securities Lending Reinvestments (b) — 7 .5%
Investment Companies — 7 .5%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (c)
(Cost $413,972) 413,972 413,972
Total Investments — 107.4%
(Cost $4,856,703) 5,899,468
Liabilities in excess of other assets — (7.4%) (406,632)
Net Assets — 100.0% $ 5,492,836
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $429,980, collateralized in the form of cash with a value of $413,972 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments. The market value of the loaned securities is determined at the close of each business day of the Fund
and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(b) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $413,972.
(c) Rate shown is the 7-day yield as of February 29, 2024.
Abbreviations
ADR American Depositary Receipt
Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 90 .1%
Israel 5 .0%
France 1 .8%
Canada 1 .4%
United Kingdom 1 .1%
Poland 0 .5%
Other
a
0 .1%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

DECLINE OF THE RETAIL STORE ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMTY
::
Investments
Principal
Amount Value
Short-Term Investments — 108 .5%
Repurchase Agreements (a) — 108 .5%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $6,184,788
(Cost $6,183,878) $ 6,183,878 $ 6,183,878
Total Investments — 108.5%
(Cost $6,183,878) 6,183,878
Liabilities in excess of other assets — (8.5%) (482,687)
Net Assets — 100.0% $ 5,701,191
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,817,122) 11/6/2025 BNP Paribas SA (5.28)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (1,475,153)
(191,653) 11/7/2024 Goldman Sachs International (4.33)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (1,242)
(1,071,897) 11/14/2024 Societe Generale (4.78)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (130,323)
(1,619,718) 3/6/2024 UBS AG (5.08)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (589,445)
(5,700,390) (2,196,163)
Total Unrealized
Depreciation
(2,196,163)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Investments Shares Value
Common Stocks — 90 .8%
Construction & Engineering — 7.6%
Ferrovial SE 61,680 $ 2,309,899
Vinci SA 64,099 8,202,539
10,512,438
Diversified Telecommunication Services — 2.8%
Cellnex Telecom SA(a) 73,115 2,629,085
China Tower Corp. Ltd.,
Class
a
H(a) 5,778,494 701,139
Infrastrutture Wireless Italiane
SpA(a) 43,994 486,661
3,816,885
Electric Utilities — 11.9%
Edison International 33,511 2,279,418
Elia Group SA/NV 4,175 463,417
Eversource Energy 30,437 1,786,652
Exelon Corp. 87,031 3,119,191
Fortis, Inc. 60,743 2,342,174
Hydro One Ltd.(a) 39,565 1,179,239
PG&E Corp. 186,532 3,113,219
Redeia Corp. SA 50,257 798,471
Terna - Rete Elettrica Nazionale 174,834 1,368,831
16,450,612
Gas Utilities — 8.2%
APA Group 158,926 810,920
Atmos Energy Corp. 12,983 1,465,910
Beijing Enterprises Holdings
Ltd. 59,845 225,484
Brookfield Infrastructure Corp.,
Class
a
A 14,702 487,649
Chesapeake Utilities Corp. 1,885 192,326
China Gas Holdings Ltd. 363,473 332,857
China Resources Gas Group
Ltd. 111,745 338,254
Enagas SA 29,462 424,939
ENN Energy Holdings Ltd. 93,852 771,362
Hong Kong & China Gas Co.
Ltd. 1,340,203 1,037,311
Italgas SpA 60,947 332,322
Kunlun Energy Co. Ltd. 493,223 421,440
Naturgy Energy Group SA 22,804 539,267
New Jersey Resources Corp. 8,532 355,016
Northwest Natural Holding Co. 3,286 120,728
ONE Gas, Inc. 4,849 289,000
Snam SpA 255,631 1,193,832
Southwest Gas Holdings, Inc. 5,256 358,196
Spire, Inc. 4,582 271,804
Toho Gas Co. Ltd. 12,066 241,690
Tokyo Gas Co. Ltd. 50,072 1,095,158
Towngas Smart Energy Co. Ltd.* 134,964 48,783
11,354,248
Media — 0.3%
Eutelsat Communications
SACA*(b) 33,379 123,957
SES SA, Class
a
A, ADR 41,469 268,246
392,203
Investments Shares Value
Common Stocks (continued)
Multi-Utilities — 11.1%
ACEA SpA 5,071 $ 75,305
CenterPoint Energy, Inc. 55,188 1,517,670
Consolidated Edison, Inc. 30,183 2,632,259
National Grid plc 461,295 6,041,287
NiSource, Inc. 35,929 936,310
Northwestern Energy Group,
Inc. 5,322 255,030
Sempra 55,022 3,884,553
Unitil Corp. 1,404 71,548
15,413,962
Oil, Gas & Consumable Fuels — 25.5%
Antero Midstream Corp. 29,590 396,506
Cheniere Energy, Inc. 20,831 3,232,971
DT Midstream, Inc. 8,488 489,163
Enbridge, Inc. 265,039 9,110,319
EnLink Midstream LLC 20,730 255,601
Gibson Energy, Inc. 20,180 333,818
Hess Midstream LP, Class
a
A 6,851 233,551
Keyera Corp. 28,616 704,040
Kinder Morgan, Inc. 169,073 2,940,179
Koninklijke Vopak NV 8,187 304,212
New Fortress Energy, Inc. 5,731 201,445
ONEOK, Inc. 50,932 3,826,012
Pembina Pipeline Corp. 68,483 2,383,268
Targa Resources Corp. 19,495 1,915,189
TC Energy Corp. 129,365 5,116,835
Williams Cos., Inc. (The) 106,358 3,822,507
35,265,616
Specialized REITs — 10.3%
American Tower Corp., REIT 40,757 8,104,937
Crown Castle, Inc., REIT 37,945 4,171,673
SBA Communications Corp.,
Class
a
A, REIT 9,399 1,966,553
14,243,163
Transportation Infrastructure — 8.3%
Aena SME SA(a) 9,165 1,734,954
Aeroports de Paris SA 4,932 670,045
Atlas Arteria Ltd. 141,401 496,317
Auckland International Airport
Ltd. 162,609 801,936
Beijing Capital International
Airport Co. Ltd., Class
a
H* 216,037 69,810
China Merchants Port Holdings
Co. Ltd. 159,997 198,425
COSCO SHIPPING Ports Ltd. 188,666 112,532
Flughafen Zurich AG
(Registered) 2,347 494,957
Fraport AG Frankfurt Airport
Services Worldwide* 4,510 250,545
Getlink SE 40,341 688,453
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR 4,300 299,194
Grupo Aeroportuario del
Pacifico SAB de CV, ADR 4,845 717,932

DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Investments Shares Value
Common Stocks (continued)
Grupo Aeroportuario del Sureste
SAB de CV, ADR 2,272 $ 668,809
Japan Airport Terminal Co. Ltd. 11,647 457,894
Jiangsu Expressway Co. Ltd.,
Class
a
H 152,699 156,999
Shenzhen Expressway Corp.
Ltd., Class
a
H 77,168 67,908
Transurban Group 385,076 3,389,054
Westshore Terminals Investment
Corp. 4,351 81,496
Yuexiu Transport Infrastructure
Ltd. 113,059 64,403
11,421,663
Water Utilities — 4.8%
American States Water Co. 3,198 228,369
American Water Works Co., Inc. 16,966 2,011,150
Beijing Enterprises Water Group
Ltd. 560,973 131,833
California Water Service Group 5,059 232,158
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP,
ADR 42,310 668,498
Consolidated Water Co. Ltd. 1,315 38,871
Essential Utilities, Inc. 21,831 759,282
Pennon Group plc 35,537 296,738
Severn Trent plc 34,044 1,074,344
SJW Group 2,551 140,458
United Utilities Group plc 84,527 1,093,659
6,675,360
Total Common Stocks
(Cost $137,010,049)
125,546,150
Master Limited Partnerships — 8 .1%
Multi-Utilities — 0.6%
Brookfield Infrastructure
Partners LP 28,054 798,978
Oil, Gas & Consumable Fuels — 7.5%
Cheniere Energy Partners LP 3,375 164,093
Energy Transfer LP 255,797 3,744,868
Enterprise Products Partners LP 127,224 3,492,299
Genesis Energy LP 9,747 112,285
MPLX LP 30,638 1,177,725
NuStar Energy LP 9,912 234,121
Plains All American Pipeline LP 39,555 649,493
Plains GP Holdings LP Class A 17,192 295,702
Western Midstream Partners LP 16,590 554,936
10,425,522
Total Master Limited Partnerships
(Cost $10,885,750) 11,224,500
Closed End Funds — 0 .5%
Capital Markets — 0.5%
3i Infrastructure plc 81,945 346,521
Investments Shares Value
Closed End Funds (continued)
Hicl Infrastructure plc 253,980 $ 393,055
Total Closed End Funds
(Cost $864,447) 739,576
Value
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (d)
(Cost $143,381) 143,381 143,381
Principal
Amount
Short-Term Investments — 0 .4%
Repurchase Agreements (e) — 0 .4%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $490,650
(Cost $490,579) $ 490,579 490,579
Total Investments — 99.9%
(Cost $149,394,206) 138,144,186
Other assets less liabilities — 0.1% 166,354
Net Assets — 100.0% $ 138,310,540
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $123,957, collateralized in the form of cash with a value of $143,381 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $143,381.
(d) Rate shown is the 7-day yield as of February 29, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

FEBRUARY 29, 2024 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 49 .2%
Canada 16 .3%
France 7 .0%
United Kingdom 6 .7%
Spain 6 .1%
Australia 3 .4%
Italy 2 .5%
China 2 .0%
Hong Kong 1 .3%
Japan 1 .3%
Mexico 1 .2%
New Zealand 0 .6%
Brazil 0 .5%
Switzerland 0 .4%
Belgium 0 .3%
Netherlands 0 .2%
Luxembourg 0 .2%
Germany 0 .2%
Other
a
0 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

EQUITIES FOR RISING RATES ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
Investments Shares Value
Common Stocks — 99 .7%
Aerospace & Defense — 3.3%
Howmet Aerospace, Inc. 4,914 $ 327,027
RTX Corp. 3,161 283,447
610,474
Automobile Components — 0.8%
Aptiv plc* 1,976 157,072
Banks — 12.5%
Bank of America Corp. 13,166 454,490
Huntington Bancshares, Inc. 34,850 454,444
JPMorgan Chase & Co. 2,606 484,872
M&T Bank Corp. 3,234 451,919
Wells Fargo & Co. 9,006 500,644
2,346,369
Capital Markets — 5.3%
LPL Financial Holdings, Inc. 1,947 521,582
Raymond James Financial, Inc. 3,976 478,392
999,974
Chemicals — 11.2%
Albemarle Corp. 2,455 338,422
CF Industries Holdings, Inc. 4,461 360,092
Dow, Inc. 6,467 361,376
LyondellBasell Industries NV,
Class
a
A 3,730 374,044
Mosaic Co. (The) 9,925 309,263
Westlake Corp. 2,534 351,491
2,094,688
Consumer Finance — 4.7%
American Express Co. 1,420 311,577
Capital One Financial Corp. 2,028 279,073
Synchrony Financial 6,964 287,613
878,263
Distributors — 2.1%
Genuine Parts Co. 1,280 191,053
LKQ Corp. 3,710 193,996
385,049
Energy Equipment & Services — 2.6%
Schlumberger NV 10,222 494,029
Ground Transportation — 1.2%
Uber Technologies, Inc.* 2,880 228,960
Hotels, Restaurants & Leisure — 1.0%
Darden Restaurants, Inc. 1,079 184,196
Industrial Conglomerates — 1.7%
General Electric Co. 2,084 326,959
Investments Shares Value
Common Stocks (continued)
Insurance — 7.5%
American International Group,
Inc. 6,543 $ 476,920
MetLife, Inc. 6,703 467,467
Prudential Financial, Inc. 4,274 465,823
1,410,210
Machinery — 5.8%
Caterpillar, Inc. 900 300,564
Cummins, Inc. 1,110 298,157
Deere & Co. 665 242,758
Snap-on, Inc. 921 253,883
1,095,362
Media — 1.0%
Fox Corp., Class
a
A 5,976 178,025
Metals & Mining — 8.1%
Freeport-McMoRan, Inc. 8,330 314,957
Nucor Corp. 2,038 391,907
Reliance, Inc. 1,268 407,307
Steel Dynamics, Inc. 3,003 401,862
1,516,033
Oil, Gas & Consumable Fuels — 26.7%
ConocoPhillips 4,583 515,771
Diamondback Energy, Inc. 3,430 626,044
EOG Resources, Inc. 4,398 503,395
Exxon Mobil Corp. 5,320 556,046
Hess Corp. 3,690 537,818
Marathon Oil Corp. 22,018 533,936
Marathon Petroleum Corp. 3,585 606,690
Pioneer Natural Resources Co. 2,365 556,224
Valero Energy Corp. 4,092 578,854
5,014,778
Passenger Airlines — 2.0%
Delta Air Lines, Inc. 4,408 186,326
United Airlines Holdings, Inc.* 4,297 195,471
381,797
Specialty Retail — 2.2%
AutoZone, Inc.* 69 207,415
O'Reilly Automotive, Inc.* 187 203,348
410,763
Total Common Stocks
(Cost $17,488,982)
18,713,001

FEBRUARY 29, 2024 (UNAUDITED) :: EQUITIES FOR RISING RATES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .0% (a)
Repurchase Agreements (b) — 0 .0% (a)
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $1,378
(Cost $1,377) $ 1,377 $ 1,377
Total Investments — 99.7%
(Cost $17,490,359) 18,714,378
Other assets less liabilities — 0.3% 49,555
Net Assets — 100.0% $ 18,763,933
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

GLOBAL LISTED PRIVATE EQUITY ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PEX
::
Investments Shares Value
Common Stocks — 86 .8%
Capital Markets — 71.4%
3i Group plc 27,853 $ 867,720
Ares Capital Corp. 39,723 803,596
Barings BDC, Inc. 12,241 119,962
Capital Southwest Corp. 5,047 121,734
FS KKR Capital Corp. 34,993 660,668
Gimv NV 2,670 127,694
Goldman Sachs BDC, Inc. 13,658 205,143
Golub Capital BDC, Inc. 21,302 331,672
Hercules Capital, Inc. 18,479 333,731
IP Group plc 135,038 81,564
Main Street Capital Corp. 10,527 481,189
MidCap Financial Investment
Corp. 8,580 126,383
New Mountain Finance Corp. 11,532 148,648
Oaktree Specialty Lending
Corp. 9,495 189,425
Onex Corp. 8,396 625,269
Prospect Capital Corp. 45,566 251,524
Ratos AB, Class
a
B 27,281 91,056
Sixth Street Specialty Lending,
Inc. 11,572 252,617
SLR Investment Corp. 6,309 94,383
5,913,978
Financial Services — 15.4%
Compass Diversified Holdings 9,267 213,141
Eurazeo SE 4,697 396,476
Kinnevik AB, Class
a
B* 31,633 334,596
Wendel SE 3,418 334,138
1,278,351
Total Common Stocks
(Cost $7,749,985)
7,192,329
Investments Shares Value
Closed End Funds — 12 .2%
Capital Markets — 12.2%
Apax Global Alpha Ltd.(a) 55,482 $ 107,293
HBM Healthcare Investments
AG Class A 765 155,708
HgCapital Trust plc 55,210 306,643
NB Private Equity Partners Ltd. 5,365 111,200
Oakley Capital Investments Ltd. 19,032 112,553
Princess Private Equity Holding
Ltd. 7,522 86,176
Syncona Ltd.* 86,052 135,779
Total Closed End Funds
(Cost $1,019,033) 1,015,352
Principal
Amount Value
Short-Term Investments — 0 .8%
Repurchase Agreements (b) — 0 .8%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $64,534
(Cost $64,524) $ 64,524 64,524
Total Investments — 99.8%
(Cost $8,833,542) 8,272,205
Other assets less liabilities — 0.2% 12,540
Net Assets — 100.0% $ 8,284,745
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 52 .3%
United Kingdom 21 .8%
France 8 .8%
Canada 7 .6%
Sweden 5 .1%
Switzerland 1 .9%
Belgium 1 .5%
Other
a
1 .0%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 29, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks — 18.3%
Aerospace & Defense — 0.2%
AAR Corp.* 68 $ 4,541
AeroVironment, Inc.* 52 6,593
AerSale Corp.* 51 451
Archer Aviation, Inc., Class
a
A* 307 1,483
Astronics Corp.* 53 1,016
Cadre Holdings, Inc. 39 1,401
Ducommun, Inc.* 27 1,288
Eve Holding, Inc.* 36 200
Kaman Corp. 57 2,611
Kratos Defense & Security
Solutions, Inc.* 256 4,670
Leonardo DRS, Inc.* 138 3,134
Moog, Inc., Class
a
A 57 8,547
National Presto Industries, Inc. 10 773
Park Aerospace Corp. 37 563
Parsons Corp.* 83 6,691
Redwire Corp.* 16 52
Rocket Lab USA, Inc.* 561 2,572
Terran Orbital Corp.* 199 215
Triumph Group, Inc.* 130 1,807
V2X, Inc.* 23 886
Virgin Galactic Holdings, Inc.* 660 1,148
50,642
Air Freight & Logistics — 0.0%(a)
Air Transport Services Group,
Inc.* 113 1,364
Forward Air Corp. 52 1,931
Hub Group, Inc., Class
a
A* 127 5,401
Radiant Logistics, Inc.* 73 423
9,119
Automobile Components — 0.2%
Adient plc* 189 6,415
American Axle & Manufacturing
Holdings, Inc.* 230 1,591
Atmus Filtration Technologies,
Inc.* 33 788
Cooper-Standard Holdings, Inc.* 34 478
Dana, Inc. 262 3,275
Dorman Products, Inc.* 53 4,994
Fox Factory Holding Corp.* 86 4,351
Gentherm, Inc.* 66 3,753
Goodyear Tire & Rubber Co.
(The)* 566 6,724
Holley, Inc.* 106 455
LCI Industries 50 6,299
Luminar Technologies, Inc.,
Class
a
A* 548 1,310
Modine Manufacturing Co.* 104 9,330
Patrick Industries, Inc. 43 5,157
Solid Power, Inc.* 312 512
Standard Motor Products, Inc. 41 1,302
Stoneridge, Inc.* 53 931
Visteon Corp.* 55 6,221
XPEL, Inc.*(b) 45 2,366
66,252
Investments Shares Value
Common Stocks (continued)
Automobiles — 0.0%(a)
Fisker, Inc., Class
a
A* 420 $ 306
Livewire Group, Inc.* 39 366
Winnebago Industries, Inc. 58 4,160
Workhorse Group, Inc.* 415 139
4,971
Banks — 1.5%
1st Source Corp. 33 1,643
ACNB Corp. 17 599
Amalgamated Financial Corp. 36 831
Amerant Bancorp, Inc., Class
a
A 52 1,102
American National Bankshares,
Inc. 21 948
Ameris Bancorp 133 6,162
Ames National Corp. 17 323
Arrow Financial Corp. 30 719
Associated Banc-Corp. 304 6,335
Atlantic Union Bankshares Corp. 151 5,022
Axos Financial, Inc.* 112 5,837
Banc of California, Inc. 264 3,862
BancFirst Corp. 44 3,861
Bancorp, Inc. (The)* 105 4,687
Bank First Corp. 19 1,644
Bank of Hawaii Corp. 79 4,762
Bank of Marin Bancorp 32 532
Bank of NT Butterfield & Son
Ltd. (The) 98 2,929
Bank7 Corp. 8 224
BankUnited, Inc. 150 4,023
Bankwell Financial Group, Inc. 12 306
Banner Corp. 69 3,025
Bar Harbor Bankshares 30 757
BayCom Corp. 23 460
BCB Bancorp, Inc. 30 315
Berkshire Hills Bancorp, Inc. 87 1,870
Blue Foundry Bancorp* 46 433
Blue Ridge Bankshares, Inc. 36 88
Bridgewater Bancshares, Inc.* 41 486
Brookline Bancorp, Inc. 176 1,720
Burke & Herbert Financial
Services Corp. 13 711
Business First Bancshares, Inc. 48 1,078
Byline Bancorp, Inc. 50 1,042
C&F Financial Corp. 6 321
Cadence Bank 367 10,159
Cambridge Bancorp 15 949
Camden National Corp. 29 922
Capital Bancorp, Inc. 19 391
Capital City Bank Group, Inc. 27 765
Capitol Federal Financial, Inc. 257 1,488
Capstar Financial Holdings, Inc. 38 713
Carter Bankshares, Inc.* 46 607
Cathay General Bancorp 140 5,467
Central Pacific Financial Corp. 53 989
Central Valley Community
Bancorp 20 374
Chemung Financial Corp. 7 298

HEDGE REPLICATION ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
ChoiceOne Financial Services,
Inc. 14 $ 373
Citizens & Northern Corp. 30 551
Citizens Financial Services, Inc. 8 374
City Holding Co. 30 3,014
Civista Bancshares, Inc. 31 466
CNB Financial Corp. 41 820
Coastal Financial Corp.* 22 845
Codorus Valley Bancorp, Inc. 19 437
Colony Bankcorp, Inc. 33 374
Columbia Financial, Inc.* 60 1,004
Community Bank System, Inc. 107 4,847
Community Trust Bancorp, Inc. 31 1,233
ConnectOne Bancorp, Inc. 74 1,464
CrossFirst Bankshares, Inc.* 91 1,171
Customers Bancorp, Inc.* 58 3,150
CVB Financial Corp. 268 4,561
Dime Community Bancshares,
Inc. 70 1,312
Eagle Bancorp, Inc. 59 1,405
Eastern Bankshares, Inc. 312 4,031
Enterprise Bancorp, Inc. 19 515
Enterprise Financial Services
Corp. 73 2,914
Equity Bancshares, Inc., Class
a
A 29 923
Esquire Financial Holdings, Inc. 14 711
ESSA Bancorp, Inc. 17 295
Evans Bancorp, Inc. 11 327
Farmers & Merchants Bancorp,
Inc. 26 525
Farmers National Banc Corp. 73 984
FB Financial Corp. 71 2,530
Fidelity D&D Bancorp, Inc. 9 449
Financial Institutions, Inc. 31 569
First Bancorp 346 5,875
First Bancorp 80 2,730
First Bancorp, Inc. (The) 20 472
First Bancshares, Inc. (The) 62 1,539
First Bank 41 550
First Busey Corp. 104 2,398
First Business Financial
Services, Inc. 16 564
First Commonwealth Financial
Corp. 206 2,684
First Community Bankshares,
Inc. 35 1,160
First Community Corp. 15 246
First Financial Bancorp 190 4,123
First Financial Bankshares, Inc. 262 8,106
First Financial Corp. 23 856
First Foundation, Inc. 103 817
First Interstate BancSystem,
Inc., Class
a
A 166 4,369
First Merchants Corp. 119 3,951
First Mid Bancshares, Inc. 45 1,364
First of Long Island Corp. (The) 43 479
First Western Financial, Inc.* 16 226
Five Star Bancorp 26 617
Flushing Financial Corp. 56 719
FS Bancorp, Inc. 13 434
Fulton Financial Corp. 323 4,974
Investments Shares Value
Common Stocks (continued)
FVCBankcorp, Inc.* 32 $ 388
German American Bancorp, Inc. 56 1,762
Glacier Bancorp, Inc. 224 8,382
Great Southern Bancorp, Inc. 18 939
Greene County Bancorp, Inc. 14 400
Guaranty Bancshares, Inc. 16 460
Hancock Whitney Corp. 175 7,630
Hanmi Financial Corp. 61 922
HarborOne Bancorp, Inc. 82 835
HBT Financial, Inc. 27 515
Heartland Financial USA, Inc. 85 2,890
Heritage Commerce Corp. 119 987
Heritage Financial Corp. 70 1,285
Hilltop Holdings, Inc. 94 2,903
Hingham Institution For Savings
(The) 3 504
Home Bancorp, Inc. 14 515
Home BancShares, Inc. 384 9,009
HomeStreet, Inc. 36 502
HomeTrust Bancshares, Inc. 30 788
Hope Bancorp, Inc. 232 2,545
Horizon Bancorp, Inc. 87 1,047
Independent Bank Corp. 40 978
Independent Bank Corp. 89 4,643
Independent Bank Group, Inc. 73 3,192
International Bancshares Corp. 108 5,604
John Marshall Bancorp, Inc. 25 438
Kearny Financial Corp. 113 719
Lakeland Bancorp, Inc. 125 1,460
Lakeland Financial Corp. 50 3,185
LCNB Corp. 21 296
Live Oak Bancshares, Inc. 68 2,701
Macatawa Bank Corp. 53 519
MainStreet Bancshares, Inc. 14 252
Mercantile Bank Corp. 32 1,179
Metrocity Bankshares, Inc. 37 899
Metropolitan Bank Holding
Corp.* 21 823
Mid Penn Bancorp, Inc. 29 610
Middlefield Banc Corp. 16 393
Midland States Bancorp, Inc. 42 1,023
MidWestOne Financial Group,
Inc. 29 665
MVB Financial Corp. 23 492
National Bank Holdings Corp.,
Class
a
A 74 2,504
National Bankshares, Inc. 12 375
NBT Bancorp, Inc. 92 3,164
Nicolet Bankshares, Inc. 26 2,052
Northeast Bank 14 747
Northeast Community Bancorp,
Inc. 26 405
Northfield Bancorp, Inc. 81 818
Northrim Bancorp, Inc. 11 547
Northwest Bancshares, Inc. 256 2,934
Norwood Financial Corp. 15 414
Oak Valley Bancorp 14 349
OceanFirst Financial Corp. 117 1,778
OFG Bancorp 93 3,368
Old National Bancorp 589 9,677

FEBRUARY 29, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Old Second Bancorp, Inc. 87 $ 1,168
Orange County Bancorp, Inc. 10 460
Origin Bancorp, Inc. 59 1,761
Orrstown Financial Services,
Inc. 21 566
Pacific Premier Bancorp, Inc. 191 4,366
Park National Corp. 29 3,727
Parke Bancorp, Inc. 21 362
Pathward Financial, Inc. 52 2,644
PCB Bancorp 22 355
Peapack-Gladstone Financial
Corp. 34 824
Penns Woods Bancorp, Inc. 14 271
Peoples Bancorp, Inc. 70 1,965
Peoples Financial Services
Corp. 14 565
Pioneer Bancorp, Inc.* 23 214
Plumas Bancorp 11 383
Ponce Financial Group, Inc.* 39 344
Preferred Bank 26 1,868
Premier Financial Corp. 71 1,376
Primis Financial Corp. 41 506
Princeton Bancorp, Inc. 10 308
Provident Financial Services,
Inc. 148 2,232
QCR Holdings, Inc. 33 1,881
RBB Bancorp 34 585
Red River Bancshares, Inc. 10 498
Renasant Corp. 111 3,509
Republic Bancorp, Inc., Class
a
A 17 837
S&T Bancorp, Inc. 77 2,402
Sandy Spring Bancorp, Inc. 88 1,934
Seacoast Banking Corp. of
Florida 170 4,104
ServisFirst Bancshares, Inc. 102 6,445
Shore Bancshares, Inc. 60 682
Sierra Bancorp 27 502
Simmons First National Corp.,
Class
a
A 250 4,800
SmartFinancial, Inc. 32 689
South Plains Financial, Inc. 24 640
Southern First Bancshares, Inc.* 15 494
Southern Missouri Bancorp, Inc. 19 815
Southern States Bancshares,
Inc. 15 373
Southside Bancshares, Inc. 58 1,662
SouthState Corp. 153 12,858
Stellar Bancorp, Inc. 98 2,323
Sterling Bancorp, Inc.* 44 222
Stock Yards Bancorp, Inc. 55 2,520
Summit Financial Group, Inc. 22 594
Texas Capital Bancshares, Inc.* 96 5,630
Third Coast Bancshares, Inc.* 26 498
Timberland Bancorp, Inc. 15 393
Tompkins Financial Corp. 28 1,348
Towne Bank 141 3,823
TriCo Bancshares 62 2,071
Triumph Financial, Inc.* 45 3,375
TrustCo Bank Corp. 37 1,010
Trustmark Corp. 122 3,277
UMB Financial Corp. 89 7,263
Investments Shares Value
Common Stocks (continued)
United Bankshares, Inc. 263 $ 9,123
United Community Banks, Inc. 233 6,060
Unity Bancorp, Inc. 14 383
Univest Financial Corp. 58 1,161
USCB Financial Holdings, Inc. 21 229
Valley National Bancorp 868 7,109
Veritex Holdings, Inc. 106 2,081
Virginia National Bankshares
Corp. 9 274
WaFd, Inc. 130 3,541
Washington Trust Bancorp, Inc. 34 875
WesBanco, Inc. 116 3,362
West Bancorp, Inc. 33 574
Westamerica Bancorp 52 2,377
WSFS Financial Corp. 123 5,214
436,302
Beverages — 0.1%
Coca-Cola Consolidated, Inc. 10 8,408
Duckhorn Portfolio, Inc. (The)* 88 837
MGP Ingredients, Inc. 32 2,726
National Beverage Corp.* 48 2,527
Primo Water Corp. 315 5,106
Vita Coco Co., Inc. (The)* 57 1,488
Zevia PBC, Class
a
A* 51 76
21,168
Biotechnology — 1.5%
2seventy bio, Inc.* 101 525
4D Molecular Therapeutics, Inc.* 80 2,242
89bio, Inc.* 129 1,480
Aadi Bioscience, Inc.* 33 65
ACADIA Pharmaceuticals, Inc.* 244 5,671
ACELYRIN, Inc.* 67 566
Acrivon Therapeutics, Inc.* 17 83
Actinium Pharmaceuticals, Inc.* 55 469
Adicet Bio, Inc.* 61 143
ADMA Biologics, Inc.* 428 2,294
Aerovate Therapeutics, Inc.* 22 508
Agenus, Inc.* 766 513
Agios Pharmaceuticals, Inc.* 112 3,620
Akero Therapeutics, Inc.* 103 2,780
Aldeyra Therapeutics, Inc.* 94 340
Alector, Inc.* 128 892
Alkermes plc* 334 9,916
Allakos, Inc.* 134 198
Allogene Therapeutics, Inc.* 190 933
Allovir, Inc.* 102 75
Alpine Immune Sciences, Inc.* 65 2,289
Altimmune, Inc.* 106 1,283
ALX Oncology Holdings, Inc.* 54 792
Amicus Therapeutics, Inc.* 571 7,320
AnaptysBio, Inc.* 38 970
Anavex Life Sciences Corp.* 145 745
Anika Therapeutics, Inc.* 29 704
Annexon, Inc.* 92 512
Apogee Therapeutics, Inc.* 41 1,428
Arbutus Biopharma Corp.* 255 714
Arcellx, Inc.* 77 5,068

HEDGE REPLICATION ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Arcturus Therapeutics Holdings,
Inc.* 47 $ 1,822
Arcus Biosciences, Inc.* 108 2,066
Arcutis Biotherapeutics, Inc.* 159 1,635
Ardelyx, Inc.* 463 4,315
Arrowhead Pharmaceuticals,
Inc.* 233 7,479
ARS Pharmaceuticals, Inc.* 49 410
Astria Therapeutics, Inc.* 66 939
Atara Biotherapeutics, Inc.* 195 152
Aura Biosciences, Inc.* 56 508
Aurinia Pharmaceuticals, Inc.* 272 1,556
Avid Bioservices, Inc.* 125 960
Avidity Biosciences, Inc.* 149 2,727
Avita Medical, Inc.* 51 925
Beam Therapeutics, Inc.* 146 5,766
BioAtla, Inc.* 89 240
BioCryst Pharmaceuticals, Inc.* 381 2,145
Biohaven Ltd.* 138 6,643
Biomea Fusion, Inc.* 40 700
BioVie, Inc., Class
a
A* 24 30
Bioxcel Therapeutics, Inc.* 41 130
Bluebird Bio, Inc.* 215 299
Blueprint Medicines Corp.* 122 11,409
Bridgebio Pharma, Inc.* 230 7,855
Cabaletta Bio, Inc.* 69 1,579
CareDx, Inc.* 105 1,117
Caribou Biosciences, Inc.* 165 1,305
Carisma Therapeutics, Inc. 54 139
Cartesian Therapeutics, Inc.* 238 174
Catalyst Pharmaceuticals, Inc.* 202 3,238
Celcuity, Inc.* 35 545
Celldex Therapeutics, Inc.* 93 4,470
Century Therapeutics, Inc.* 47 172
Cerevel Therapeutics Holdings,
Inc.* 141 5,781
Cogent Biosciences, Inc.* 167 1,169
Coherus Biosciences, Inc.* 201 458
Compass Therapeutics, Inc.* 183 326
Crinetics Pharmaceuticals, Inc.* 131 5,363
Cue Biopharma, Inc.* 72 149
Cullinan Oncology, Inc.* 52 960
Cytokinetics, Inc.* 187 13,509
Day One Biopharmaceuticals,
Inc.* 126 2,108
Deciphera Pharmaceuticals,
Inc.* 107 1,786
Denali Therapeutics, Inc.* 237 4,688
Design Therapeutics, Inc.* 66 183
Disc Medicine, Inc.* 18 1,236
Dynavax Technologies Corp.* 261 3,307
Dyne Therapeutics, Inc.* 89 2,394
Eagle Pharmaceuticals, Inc.* 21 123
Editas Medicine, Inc.* 165 1,660
Emergent BioSolutions, Inc.* 105 339
Enanta Pharmaceuticals, Inc.* 40 575
Entrada Therapeutics, Inc.* 43 569
Erasca, Inc.* 162 386
Fate Therapeutics, Inc.* 170 1,205
Fennec Pharmaceuticals, Inc.* 36 341
Investments Shares Value
Common Stocks (continued)
FibroGen, Inc.* 186 $ 318
Foghorn Therapeutics, Inc.* 41 317
Genelux Corp.* 37 270
Generation Bio Co.* 91 228
Geron Corp.* 1,030 2,060
Graphite Bio, Inc.* 56 190
Gritstone bio, Inc.* 176 493
Halozyme Therapeutics, Inc.* 261 10,390
Heron Therapeutics, Inc.* 208 553
HilleVax, Inc.* 53 962
Humacyte, Inc.* 123 535
Ideaya Biosciences, Inc.* 121 5,409
IGM Biosciences, Inc.* 27 341
Immuneering Corp., Class
a
A* 45 279
ImmunityBio, Inc.* 267 1,263
Immunovant, Inc.* 108 3,820
Inhibrx, Inc.* 69 2,527
Inozyme Pharma, Inc.* 96 611
Insmed, Inc.* 278 7,706
Intellia Therapeutics, Inc.* 177 5,685
Iovance Biotherapeutics, Inc.* 461 7,335
Ironwood Pharmaceuticals, Inc.,
Class
a
A* 279 2,631
iTeos Therapeutics, Inc.* 50 536
Janux Therapeutics, Inc.* 35 1,693
KalVista Pharmaceuticals, Inc.* 62 846
Karyopharm Therapeutics, Inc.* 228 264
Keros Therapeutics, Inc.* 45 3,037
Kezar Life Sciences, Inc.* 143 150
Kiniksa Pharmaceuticals Ltd.,
Class
a
A* 63 1,332
Kodiak Sciences, Inc.* 65 391
Krystal Biotech, Inc.* 43 6,857
Kura Oncology, Inc.* 142 2,993
Kymera Therapeutics, Inc.* 76 3,245
Larimar Therapeutics, Inc.* 52 598
Lexicon Pharmaceuticals, Inc.* 186 463
Lineage Cell Therapeutics, Inc.* 267 278
Lyell Immunopharma, Inc.* 349 1,019
MacroGenics, Inc.* 122 2,189
Madrigal Pharmaceuticals, Inc.* 30 7,086
MannKind Corp.* 524 2,154
MeiraGTx Holdings plc* 66 407
Merrimack Pharmaceuticals,
Inc.* 21 309
Mersana Therapeutics, Inc.* 223 1,213
MiMedx Group, Inc.* 232 1,893
Mineralys Therapeutics, Inc.* 39 600
Mirum Pharmaceuticals, Inc.* 50 1,436
Monte Rosa Therapeutics, Inc.* 61 386
Morphic Holding, Inc.* 74 2,734
Mural Oncology plc* 33 175
Myriad Genetics, Inc.* 162 3,391
Nkarta, Inc.* 61 737
Novavax, Inc.* 191 944
Nurix Therapeutics, Inc.* 96 1,186
Nuvalent, Inc., Class
a
A* 53 4,458
Nuvectis Pharma, Inc.* 15 148
Ocean Biomedical, Inc.* 17 30
Olema Pharmaceuticals, Inc.* 54 670

FEBRUARY 29, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Omega Therapeutics, Inc.* 49 $ 201
Organogenesis Holdings, Inc.,
Class
a
A* 141 503
ORIC Pharmaceuticals, Inc.* 78 994
Outlook Therapeutics, Inc.* 316 138
Ovid therapeutics, Inc.* 120 408
PDS Biotechnology Corp.* 56 369
PepGen, Inc.* 20 339
PMV Pharmaceuticals, Inc.* 78 144
Poseida Therapeutics, Inc.,
Class
a
A* 137 543
Precigen, Inc.* 272 419
Prelude Therapeutics, Inc.* 30 129
Prime Medicine, Inc.* 80 690
ProKidney Corp., Class
a
A* 90 147
Protagonist Therapeutics, Inc.* 115 3,494
Protalix BioTherapeutics, Inc.* 133 217
Prothena Corp. plc* 85 2,345
PTC Therapeutics, Inc.* 145 4,088
Rallybio Corp.* 61 142
RAPT Therapeutics, Inc.* 59 506
Recursion Pharmaceuticals,
Inc., Class
a
A* 274 3,688
REGENXBIO, Inc.* 83 1,448
Relay Therapeutics, Inc.* 181 1,814
Reneo Pharmaceuticals, Inc.* 26 43
Replimune Group, Inc.* 99 849
REVOLUTION Medicines, Inc.* 289 8,520
Rhythm Pharmaceuticals, Inc.* 103 4,472
Rigel Pharmaceuticals, Inc.* 344 523
Rocket Pharmaceuticals, Inc.* 126 3,692
Sage Therapeutics, Inc.* 106 2,277
Sagimet Biosciences, Inc.,
Class
a
A* 11 67
Sana Biotechnology, Inc.* 193 1,938
Sangamo Therapeutics, Inc.* 299 347
Savara, Inc.* 182 919
Scholar Rock Holding Corp.* 112 1,736
Seres Therapeutics, Inc.* 196 223
SpringWorks Therapeutics, Inc.* 135 6,650
Stoke Therapeutics, Inc.* 55 426
Summit Therapeutics, Inc.* 233 1,058
Sutro Biopharma, Inc.* 121 594
Syndax Pharmaceuticals, Inc.* 134 3,141
Tango Therapeutics, Inc.* 90 1,002
Tenaya Therapeutics, Inc.* 93 553
TG Therapeutics, Inc.* 279 4,804
Travere Therapeutics, Inc.* 146 1,104
Turnstone Biologics Corp.* 13 59
Twist Bioscience Corp.* 114 4,479
Tyra Biosciences, Inc.* 28 560
UroGen Pharma Ltd.* 55 1,008
Vanda Pharmaceuticals, Inc.* 114 510
Vaxcyte, Inc.* 210 15,502
Vaxxinity, Inc., Class
a
A* 86 74
Vera Therapeutics, Inc.,
Class
a
A* 68 3,201
Veracyte, Inc.* 146 3,438
Vericel Corp.* 96 4,385
Verve Therapeutics, Inc.* 105 1,790
Investments Shares Value
Common Stocks (continued)
Vigil Neuroscience, Inc.* 32 $ 111
Viking Therapeutics, Inc.* 193 14,871
Vir Biotechnology, Inc.* 168 1,888
Viridian Therapeutics, Inc.* 86 1,609
Vor BioPharma, Inc.* 76 175
Voyager Therapeutics, Inc.* 64 532
X4 Pharmaceuticals, Inc.* 247 240
Xencor, Inc.* 117 2,685
XOMA Corp.* 15 365
Y-mAbs Therapeutics, Inc.* 74 1,236
Zentalis Pharmaceuticals, Inc.* 117 1,744
Zura Bio Ltd., Class
a
A* 34 125
Zymeworks, Inc.* 109 1,309
416,574
Broadline Retail — 0.0%(a)
Big Lots, Inc. 57 309
ContextLogic, Inc., Class
a
A* 45 293
Dillard's, Inc., Class
a
A 7 2,903
Qurate Retail, Inc., Class
a
B* 3 17
Savers Value Village, Inc.* 52 1,052
4,574
Building Products — 0.4%
AAON, Inc. 136 11,421
American Woodmark Corp.* 33 3,308
Apogee Enterprises, Inc. 44 2,517
AZZ, Inc. 50 3,640
CSW Industrials, Inc. 31 7,142
Gibraltar Industries, Inc.* 61 4,724
Griffon Corp. 84 5,998
Insteel Industries, Inc. 38 1,384
Janus International Group, Inc.* 171 2,454
JELD-WEN Holding, Inc.* 171 3,112
Masonite International Corp.* 45 5,861
Masterbrand, Inc.* 261 4,518
PGT Innovations, Inc.* 114 4,762
Quanex Building Products Corp. 66 2,282
Resideo Technologies, Inc.* 295 6,587
Simpson Manufacturing Co.,
Inc. 86 17,946
UFP Industries, Inc. 121 13,870
Zurn Elkay Water Solutions
Corp. 298 9,462
110,988
Capital Markets — 0.3%
AlTi Global, Inc.* 46 270
Artisan Partners Asset
Management, Inc., Class
a
A 124 5,341
AssetMark Financial Holdings,
Inc.* 44 1,555
B Riley Financial, Inc. 41 751
Bakkt Holdings, Inc.* 143 83
BGC Group, Inc., Class
a
A 720 5,004
Brightsphere Investment Group,
Inc. 66 1,496
Cohen & Steers, Inc. 52 3,825
Diamond Hill Investment Group,
Inc. 6 868

HEDGE REPLICATION ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Donnelley Financial Solutions,
Inc.* 50 $ 3,228
Forge Global Holdings, Inc.* 221 460
GCM Grosvenor, Inc., Class
a
A 83 703
Hamilton Lane, Inc., Class
a
A 74 8,499
MarketWise, Inc. 65 118
Moelis & Co., Class
a
A 134 7,241
Open Lending Corp.* 200 1,452
P10, Inc., Class
a
A 88 816
Patria Investments Ltd., Class
a
A 109 1,624
Perella Weinberg Partners,
Class
a
A 85 1,161
Piper Sandler Cos. 35 6,589
PJT Partners, Inc., Class
a
A 48 5,059
Silvercrest Asset Management
Group, Inc., Class
a
A 19 319
StepStone Group, Inc., Class
a
A 108 3,751
StoneX Group, Inc.* 54 3,740
Value Line, Inc. 2 86
Victory Capital Holdings, Inc.,
Class
a
A 54 2,075
Virtus Investment Partners, Inc. 14 3,252
WisdomTree, Inc. 278 2,241
71,607
Chemicals — 0.4%
AdvanSix, Inc. 52 1,455
American Vanguard Corp. 54 579
Arcadium Lithium plc* 2,058 11,300
Aspen Aerogels, Inc.* 103 1,770
Avient Corp. 182 7,367
Balchem Corp. 64 10,060
Cabot Corp. 111 9,429
Core Molding Technologies,
Inc.* 15 276
Danimer Scientific, Inc.,
Class
a
A* 176 236
Ecovyst, Inc.* 186 1,795
Hawkins, Inc. 39 2,740
HB Fuller Co. 109 8,669
Ingevity Corp.* 74 3,380
Innospec, Inc. 50 6,213
Intrepid Potash, Inc.* 21 443
Koppers Holdings, Inc. 41 2,321
Kronos Worldwide, Inc. 44 400
LSB Industries, Inc.* 108 795
Mativ Holdings, Inc. 110 1,911
Minerals Technologies, Inc. 65 4,703
Origin Materials, Inc.* 235 139
Orion SA 111 2,502
Perimeter Solutions SA* 307 1,867
PureCycle Technologies, Inc.* 234 1,355
Quaker Chemical Corp. 28 5,614
Rayonier Advanced Materials,
Inc.* 128 434
Sensient Technologies Corp. 85 5,685
Stepan Co. 43 3,836
Trinseo plc 70 315
Tronox Holdings plc 235 3,454
Investments Shares Value
Common Stocks (continued)
Valhi, Inc. 5 $ 68
101,111
Commercial Services & Supplies — 0.3%
ABM Industries, Inc. 133 5,494
ACCO Brands Corp. 186 1,038
ACV Auctions, Inc., Class
a
A* 256 4,544
Aris Water Solutions, Inc.,
Class
a
A 60 722
BrightView Holdings, Inc.* 83 723
Brink's Co. (The) 93 7,703
Casella Waste Systems, Inc.,
Class
a
A* 114 10,271
CECO Environmental Corp.* 60 1,359
Cimpress plc* 36 3,528
CompX International, Inc. 3 70
CoreCivic, Inc.* 229 3,488
Deluxe Corp. 88 1,708
Ennis, Inc. 51 1,036
Enviri Corp.* 159 1,250
GEO Group, Inc. (The)* 242 2,969
Healthcare Services Group, Inc.* 150 1,914
HNI Corp. 93 4,167
Interface, Inc., Class
a
A 115 1,808
LanzaTech Global, Inc.* 41 132
Li-Cycle Holdings Corp.* 280 101
Liquidity Services, Inc.* 46 825
Matthews International Corp.,
Class
a
A 60 1,736
MillerKnoll, Inc. 148 4,521
Montrose Environmental Group,
Inc.* 56 2,317
NL Industries, Inc. 17 87
OPENLANE, Inc.* 217 3,314
Performant Financial Corp.* 135 393
Pitney Bowes, Inc. 353 1,423
Quad/Graphics, Inc. 62 371
SP Plus Corp.* 39 2,005
Steelcase, Inc., Class
a
A 186 2,556
UniFirst Corp. 30 5,062
Viad Corp.* 41 1,527
VSE Corp. 26 1,927
82,089
Communications Equipment — 0.1%
ADTRAN Holdings, Inc. 157 893
Aviat Networks, Inc.* 23 816
Calix, Inc.* 119 4,150
Cambium Networks Corp.* 24 102
Clearfield, Inc.* 26 784
CommScope Holding Co., Inc.* 421 490
Comtech Telecommunications
Corp.* 55 372
Digi International, Inc.* 71 2,099
DZS, Inc.* 44 65
Extreme Networks, Inc.* 254 3,211
Harmonic, Inc.* 221 2,902
Infinera Corp.* 401 2,013
KVH Industries, Inc.* 38 181
NETGEAR, Inc.* 58 869

FEBRUARY 29, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
NetScout Systems, Inc.* 139 $ 3,009
Ribbon Communications, Inc.* 179 535
Viavi Solutions, Inc.* 446 4,259
26,750
Construction & Engineering — 0.3%
Ameresco, Inc., Class
a
A* 65 1,362
API Group Corp.* 421 14,756
Arcosa, Inc. 98 8,134
Argan, Inc. 25 1,172
Bowman Consulting Group Ltd.,
Class
a
A* 22 717
Comfort Systems USA, Inc. 71 21,707
Concrete Pumping Holdings,
Inc.* 51 418
Construction Partners, Inc.,
Class
a
A* 81 3,894
Dycom Industries, Inc.* 58 7,336
Fluor Corp.* 287 10,562
Granite Construction, Inc. 89 4,586
Great Lakes Dredge & Dock
Corp.* 132 1,180
IES Holdings, Inc.* 16 1,759
INNOVATE Corp.* 109 85
Limbach Holdings, Inc.* 19 936
MYR Group, Inc.* 33 5,361
Northwest Pipe Co.* 20 597
Primoris Services Corp. 107 4,228
Southland Holdings, Inc.* 8 36
Sterling Infrastructure, Inc.* 60 6,398
Tutor Perini Corp.* 85 963
96,187
Construction Materials — 0.1%
Knife River Corp.* 114 8,446
Summit Materials, Inc., Class
a
A* 240 10,251
United States Lime & Minerals,
Inc. 4 1,020
19,717
Consumer Finance — 0.1%
Atlanticus Holdings Corp.* 9 298
Bread Financial Holdings, Inc. 100 3,828
Consumer Portfolio Services,
Inc.* 17 150
Encore Capital Group, Inc.* 47 2,256
Enova International, Inc.* 59 3,732
FirstCash Holdings, Inc. 76 8,702
Green Dot Corp., Class
a
A* 93 764
LendingClub Corp.* 218 1,768
LendingTree, Inc.* 21 831
Navient Corp. 173 2,813
Nelnet, Inc., Class
a
A 26 2,233
NerdWallet, Inc., Class
a
A* 68 1,147
OppFi, Inc.* 22 78
PRA Group, Inc.* 78 1,994
PROG Holdings, Inc.* 89 2,747
Regional Management Corp. 16 374
Upstart Holdings, Inc.* 147 3,785
Investments Shares Value
Common Stocks (continued)
World Acceptance Corp.* 8 $ 958
38,458
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc. (The) 65 3,593
Chefs' Warehouse, Inc. (The)* 71 2,699
HF Foods Group, Inc.* 81 305
Ingles Markets, Inc., Class
a
A 28 2,156
Natural Grocers by Vitamin
Cottage, Inc. 19 315
PriceSmart, Inc. 51 4,291
SpartanNash Co. 69 1,454
Sprouts Farmers Market, Inc.* 205 12,800
United Natural Foods, Inc.* 118 1,842
Village Super Market, Inc.,
Class
a
A 18 492
Weis Markets, Inc. 33 2,143
32,090
Containers & Packaging — 0.0%(a)
Greif, Inc., Class
a
A 49 3,159
Greif, Inc., Class
a
B 10 640
Myers Industries, Inc. 74 1,423
O-I Glass, Inc.* 313 5,296
Pactiv Evergreen, Inc. 81 1,195
Ranpak Holdings Corp.,
Class
a
A* 87 413
TriMas Corp. 83 1,950
14,076
Distributors — 0.0%(a)
Weyco Group, Inc. 12 387
Diversified Consumer Services — 0.2%
2U, Inc.* 161 73
Adtalem Global Education, Inc.* 80 3,960
Carriage Services, Inc., Class
a
A 27 670
Chegg, Inc.* 229 2,047
Coursera, Inc.* 262 4,210
Duolingo, Inc., Class
a
A* 59 14,101
European Wax Center, Inc.,
Class
a
A* 69 979
Frontdoor, Inc.* 163 5,112
Graham Holdings Co., Class
a
B 7 4,916
Laureate Education, Inc. 264 3,540
Lincoln Educational Services
Corp.* 48 483
Nerdy, Inc.* 126 365
OneSpaWorld Holdings Ltd.* 168 2,191
Perdoceo Education Corp. 131 2,333
Strategic Education, Inc. 46 5,096
Stride, Inc.* 85 5,079
Udemy, Inc.* 177 2,000
Universal Technical Institute,
Inc.* 66 993
WW International, Inc.* 110 343
58,491

HEDGE REPLICATION ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Diversified REITs — 0.1%
Alexander & Baldwin, Inc., REIT 146 $ 2,374
Alpine Income Property Trust,
Inc., REIT 25 390
American Assets Trust, Inc.,
REIT 98 2,114
Armada Hoffler Properties, Inc.,
REIT 135 1,374
Broadstone Net Lease, Inc.,
REIT 378 5,636
CTO Realty Growth, Inc., REIT 44 750
Empire State Realty Trust, Inc.,
Class
a
A, REIT 266 2,652
Essential Properties Realty
Trust, Inc., REIT 314 7,502
Gladstone Commercial Corp.,
REIT 80 990
Global Net Lease, Inc., REIT 391 2,819
NexPoint Diversified Real Estate
Trust, REIT 62 393
One Liberty Properties, Inc.,
REIT 33 668
27,662
Diversified Telecommunication Services — 0.1%
Anterix, Inc.* 26 1,032
AST SpaceMobile, Inc.,
Class
a
A* 162 514
ATN International, Inc. 22 738
Bandwidth, Inc., Class
a
A* 47 965
Cogent Communications
Holdings, Inc. 88 7,120
Consolidated Communications
Holdings, Inc.* 154 664
Globalstar, Inc.* 1,409 2,198
IDT Corp., Class
a
B* 31 1,153
Liberty Latin America Ltd.,
Class
a
A* 71 456
Liberty Latin America Ltd.,
Class
a
C* 277 1,806
Lumen Technologies, Inc.* 2,027 3,284
Ooma, Inc.* 48 490
Shenandoah
Telecommunications Co. 98 1,829
22,249
Electric Utilities — 0.1%
ALLETE, Inc. 116 6,570
Genie Energy Ltd., Class
a
B 40 729
MGE Energy, Inc. 73 4,613
Otter Tail Corp. 83 7,508
PNM Resources, Inc. 172 6,280
Portland General Electric Co. 205 8,235
33,935
Electrical Equipment — 0.3%
Allient, Inc. 26 739
Amprius Technologies, Inc.* 11 36
Array Technologies, Inc.* 305 4,160
Atkore, Inc. 76 12,874
Investments Shares Value
Common Stocks (continued)
Babcock & Wilcox Enterprises,
Inc.* 118 $ 151
Blink Charging Co.* 109 347
Bloom Energy Corp., Class
a
A* 387 3,394
Dragonfly Energy Holdings
Corp.* 59 39
Encore Wire Corp. 30 7,230
Energy Vault Holdings, Inc.* 199 334
EnerSys 83 7,626
Enovix Corp.* 279 2,720
Eos Energy Enterprises, Inc.* 216 206
ESS Tech, Inc.* 183 159
Fluence Energy, Inc.* 118 1,804
FTC Solar, Inc.* 136 70
FuelCell Energy, Inc.* 915 1,089
GrafTech International Ltd. 390 686
LSI Industries, Inc. 56 808
NEXTracker, Inc., Class
a
A* 253 14,229
NuScale Power Corp., Class
a
A* 109 338
Powell Industries, Inc. 18 3,334
Preformed Line Products Co. 5 687
SES AI Corp.* 251 444
Shoals Technologies Group,
Inc., Class
a
A* 345 4,426
SKYX Platforms Corp.* 126 163
Stem, Inc.* 286 767
SunPower Corp.* 176 547
Thermon Group Holdings, Inc.* 67 1,828
TPI Composites, Inc.* 83 232
Vicor Corp.* 45 1,676
73,143
Electronic Equipment, Instruments & Components — 0.5%
908 Devices, Inc.* 44 323
Advanced Energy Industries,
Inc. 76 7,691
Aeva Technologies, Inc.* 162 164
Akoustis Technologies, Inc.* 141 88
Arlo Technologies, Inc.* 180 1,874
Badger Meter, Inc. 59 9,363
Bel Fuse, Inc., Class
a
B 21 1,091
Belden, Inc. 86 7,325
Benchmark Electronics, Inc. 71 2,180
Climb Global Solutions, Inc. 8 544
CTS Corp. 62 2,763
Daktronics, Inc.* 76 660
ePlus, Inc.* 53 4,367
Evolv Technologies Holdings,
Inc.* 229 1,092
Fabrinet* 74 15,952
FARO Technologies, Inc.* 38 851
Insight Enterprises, Inc.* 58 10,904
Iteris, Inc.* 86 449
Itron, Inc.* 92 8,527
Kimball Electronics, Inc.* 48 1,080
Knowles Corp.* 181 2,957
Lightwave Logic, Inc.* 236 994
Luna Innovations, Inc.* 65 441
Methode Electronics, Inc. 69 1,470
MicroVision, Inc.* 379 894

FEBRUARY 29, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Mirion Technologies, Inc.,
Class
a
A* 403 $ 3,941
Napco Security Technologies,
Inc. 67 3,017
nLight, Inc.* 90 1,191
Novanta, Inc.* 72 12,452
OSI Systems, Inc.* 32 4,198
PAR Technology Corp.* 54 2,366
PC Connection, Inc. 23 1,527
Plexus Corp.* 55 5,192
Presto Automation, Inc.* 7 2
Richardson Electronics Ltd. 24 211
Rogers Corp.* 35 3,922
Sanmina Corp.* 114 7,205
ScanSource, Inc.* 50 2,161
SmartRent, Inc., Class
a
A* 370 1,073
TTM Technologies, Inc.* 208 3,089
Vishay Intertechnology, Inc. 259 5,633
Vishay Precision Group, Inc.* 25 864
Vuzix Corp.* 119 201
142,289
Energy Equipment & Services — 0.4%
Archrock, Inc. 280 5,116
Atlas Energy Solutions, Inc.,
Class
a
A 36 679
Borr Drilling Ltd. 442 2,661
Bristow Group, Inc., Class
a
A* 48 1,294
Cactus, Inc., Class
a
A 130 5,967
ChampionX Corp. 394 12,238
Core Laboratories, Inc. 94 1,407
Diamond Offshore Drilling, Inc.* 205 2,273
DMC Global, Inc.* 39 650
Dril-Quip, Inc.* 68 1,537
Expro Group Holdings NV* 180 3,220
Forum Energy Technologies,
Inc.* 19 380
Helix Energy Solutions Group,
Inc.* 289 2,601
Helmerich & Payne, Inc. 196 7,524
KLX Energy Services Holdings,
Inc.* 25 203
Kodiak Gas Services, Inc. 32 816
Liberty Energy, Inc., Class
a
A 330 7,055
Mammoth Energy Services, Inc.* 47 171
Nabors Industries Ltd.* 18 1,411
Newpark Resources, Inc.* 154 990
Noble Corp. plc 227 9,491
Oceaneering International, Inc.* 202 3,992
Oil States International, Inc.* 127 685
Patterson-UTI Energy, Inc. 711 8,226
ProFrac Holding Corp., Class
a
A* 52 425
ProPetro Holding Corp.* 194 1,436
Ranger Energy Services, Inc.,
Class
a
A 30 315
RPC, Inc. 171 1,264
SEACOR Marine Holdings, Inc.* 48 504
Seadrill Ltd.* 102 4,304
Select Water Solutions, Inc.,
Class
a
A 161 1,375
Investments Shares Value
Common Stocks (continued)
Solaris Oilfield Infrastructure,
Inc., Class
a
A 59 $ 500
TETRA Technologies, Inc.* 252 983
Tidewater, Inc.* 93 6,513
US Silica Holdings, Inc.* 151 1,736
Valaris Ltd.* 122 7,692
Weatherford International plc* 143 14,673
122,307
Entertainment — 0.1%
Atlanta Braves Holdings, Inc.,
Class
a
A* 20 839
Atlanta Braves Holdings, Inc.,
Class
a
C* 92 3,599
Cinemark Holdings, Inc.* 221 3,848
Eventbrite, Inc., Class
a
A* 156 873
IMAX Corp.* 90 1,542
Lions Gate Entertainment Corp.,
Class
a
A* 117 1,136
Lions Gate Entertainment Corp.,
Class
a
B* 242 2,197
Loop Media, Inc.* 77 38
Madison Square Garden
Entertainment Corp., Class
a
A* 80 3,079
Marcus Corp. (The) 49 719
Playstudios, Inc.* 172 408
Reservoir Media, Inc.* 40 289
Sphere Entertainment Co.* 54 2,338
Vivid Seats, Inc., Class
a
A* 49 295
21,200
Financial Services — 0.4%
Acacia Research Corp.* 76 307
Alerus Financial Corp. 36 785
A-Mark Precious Metals, Inc. 38 976
AvidXchange Holdings, Inc.* 300 3,987
Banco Latinoamericano de
Comercio Exterior SA, Class
a
E 55 1,538
Cannae Holdings, Inc.* 138 3,011
Cantaloupe, Inc.* 115 748
Cass Information Systems, Inc. 28 1,353
Compass Diversified Holdings 127 2,921
Enact Holdings, Inc. 60 1,663
Essent Group Ltd. 211 11,303
EVERTEC, Inc. 131 4,733
Federal Agricultural Mortgage
Corp., Class
a
C 18 3,220
Finance of America Cos., Inc.,
Class
a
A* 107 93
Flywire Corp.* 214 6,076
I3 Verticals, Inc., Class
a
A* 45 959
International Money Express,
Inc.* 64 1,261
Jackson Financial, Inc., Class
a
A 167 9,193
Marqeta, Inc., Class
a
A* 966 6,308
Merchants Bancorp 32 1,372
Mr Cooper Group, Inc.* 130 9,266
NewtekOne, Inc. 47 542
NMI Holdings, Inc., Class
a
A* 163 4,903
Ocwen Financial Corp.* 13 339

HEDGE REPLICATION ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Pagseguro Digital Ltd., Class
a
A* 399 $ 5,554
Payoneer Global, Inc.* 533 2,590
Paysafe Ltd.* 65 936
Paysign, Inc.* 66 202
PennyMac Financial Services,
Inc. 51 4,332
Priority Technology Holdings,
Inc.* 36 119
Radian Group, Inc. 317 9,237
Remitly Global, Inc.* 268 5,526
Repay Holdings Corp., Class
a
A* 167 1,451
Security National Financial
Corp., Class
a
A* 25 216
StoneCo Ltd., Class
a
A* 585 10,068
SWK Holdings Corp.* 7 116
Velocity Financial, Inc.* 18 294
Walker & Dunlop, Inc. 64 6,104
Waterstone Financial, Inc. 35 443
124,045
Food Products — 0.2%
Alico, Inc. 14 388
B&G Foods, Inc. 143 1,652
Benson Hill, Inc.* 348 86
Beyond Meat, Inc.* 119 1,272
BRC, Inc., Class
a
A* 79 326
Calavo Growers, Inc. 35 1,010
Cal-Maine Foods, Inc. 83 4,772
Dole plc 144 1,701
Forafric Global plc* 11 115
Fresh Del Monte Produce, Inc. 68 1,627
Hain Celestial Group, Inc. (The)* 180 1,800
J & J Snack Foods Corp. 30 4,352
John B Sanfilippo & Son, Inc. 18 1,843
Lancaster Colony Corp. 39 8,070
Limoneira Co. 35 646
Mission Produce, Inc.* 97 1,023
Seneca Foods Corp., Class
a
A* 11 557
Simply Good Foods Co. (The)* 183 6,493
Sovos Brands, Inc.* 111 2,530
SunOpta, Inc.* 188 1,322
TreeHouse Foods, Inc.* 104 3,722
Utz Brands, Inc. 145 2,565
Vital Farms, Inc.* 61 1,096
Westrock Coffee Co.* 57 577
49,545
Gas Utilities — 0.2%
Brookfield Infrastructure Corp.,
Class
a
A 241 7,994
Chesapeake Utilities Corp. 43 4,387
New Jersey Resources Corp. 196 8,156
Northwest Natural Holding Co. 72 2,645
ONE Gas, Inc. 111 6,616
RGC Resources, Inc. 16 300
Southwest Gas Holdings, Inc. 124 8,451
Spire, Inc. 104 6,169
44,718
Investments Shares Value
Common Stocks (continued)
Ground Transportation — 0.1%
ArcBest Corp. 48 $ 6,857
Covenant Logistics Group, Inc.,
Class
a
A 17 828
Daseke, Inc.* 83 685
FTAI Infrastructure, Inc. 199 911
Heartland Express, Inc. 94 1,201
Marten Transport Ltd. 117 2,205
PAM Transportation Services,
Inc.* 12 222
RXO, Inc.* 234 5,036
Universal Logistics Holdings,
Inc. 14 474
Werner Enterprises, Inc. 127 5,098
23,517
Health Care Equipment & Supplies — 0.5%
Accuray, Inc.* 190 494
Alphatec Holdings, Inc.* 185 2,485
AngioDynamics, Inc.* 77 423
Artivion, Inc.* 79 1,525
AtriCure, Inc.* 94 3,287
Atrion Corp. 3 1,104
Avanos Medical, Inc.* 93 1,727
Axogen, Inc.* 82 866
Axonics, Inc.* 100 6,794
Beyond Air, Inc.* 54 111
Butterfly Network, Inc.* 285 339
Cerus Corp.* 357 778
ClearPoint Neuro, Inc.* 46 294
CONMED Corp. 62 4,980
Cutera, Inc.* 37 83
CVRx, Inc.* 22 432
Embecta Corp. 116 1,656
Glaukos Corp.* 95 8,416
Haemonetics Corp.* 101 7,371
Inari Medical, Inc.* 108 4,981
Inmode Ltd.* 156 3,432
Inogen, Inc.* 47 313
Integer Holdings Corp.* 67 7,389
iRadimed Corp. 15 630
iRhythm Technologies, Inc.* 62 7,356
KORU Medical Systems, Inc.* 69 146
Lantheus Holdings, Inc.* 137 8,957
LeMaitre Vascular, Inc. 40 2,800
LivaNova plc* 109 5,974
Merit Medical Systems, Inc.* 114 8,687
Neogen Corp.* 438 7,529
Nevro Corp.* 71 1,034
Omnicell, Inc.* 90 2,362
OraSure Technologies, Inc.* 145 1,043
Orchestra BioMed Holdings,
Inc.* 29 187
Orthofix Medical, Inc.* 71 927
OrthoPediatrics Corp.* 32 879
Outset Medical, Inc.* 101 318
Paragon 28, Inc.* 88 1,098
PROCEPT BioRobotics Corp.* 81 3,916
Pulmonx Corp.* 74 682

FEBRUARY 29, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Pulse Biosciences, Inc.* 32 $ 316
RxSight, Inc.* 57 3,110
Sanara Medtech, Inc.* 8 304
Semler Scientific, Inc.* 9 425
SI-BONE, Inc.* 80 1,388
Sight Sciences, Inc.* 43 173
Silk Road Medical, Inc.* 77 1,385
STAAR Surgical Co.* 98 3,062
Surmodics, Inc.* 28 893
Tactile Systems Technology,
Inc.* 47 717
Tela Bio, Inc.* 33 223
TransMedics Group, Inc.* 64 5,222
Treace Medical Concepts, Inc.* 91 1,223
UFP Technologies, Inc.* 14 2,916
Utah Medical Products, Inc. 7 491
Varex Imaging Corp.* 78 1,342
Vicarious Surgical, Inc., Class
a
A* 201 85
Zimvie, Inc.* 52 881
Zynex, Inc.* 37 502
138,463
Health Care Providers & Services — 0.5%
23andMe Holding Co., Class
a
A* 612 349
Accolade, Inc.* 136 1,394
AdaptHealth Corp., Class
a
A* 192 1,964
Addus HomeCare Corp.* 31 2,861
Agiliti, Inc.* 60 592
AirSculpt Technologies, Inc.* 24 151
Alignment Healthcare, Inc.* 171 1,026
AMN Healthcare Services, Inc.* 77 4,333
Astrana Health, Inc.* 86 3,873
Aveanna Healthcare Holdings,
Inc.* 102 242
Brookdale Senior Living, Inc.* 375 2,145
CareMax, Inc.* 6 46
Castle Biosciences, Inc.* 50 903
Community Health Systems,
Inc.* 253 706
CorVel Corp.* 18 4,392
Cross Country Healthcare, Inc.* 69 1,261
DocGo, Inc.* 156 635
Enhabit, Inc.* 101 909
Ensign Group, Inc. (The) 110 13,741
Fulgent Genetics, Inc.* 41 925
Guardant Health, Inc.* 227 4,313
HealthEquity, Inc.* 169 13,961
Hims & Hers Health, Inc.* 246 3,208
InfuSystem Holdings, Inc.* 37 342
Innovage Holding Corp.* 38 184
Joint Corp. (The)* 29 286
LifeStance Health Group, Inc.* 213 1,779
ModivCare, Inc.* 26 729
Nano-X Imaging Ltd.* 96 1,071
National HealthCare Corp. 25 2,466
National Research Corp. 29 1,169
NeoGenomics, Inc.* 256 3,994
OPKO Health, Inc.* 811 811
Option Care Health, Inc.* 337 10,875
Owens & Minor, Inc.* 149 3,625
Investments Shares Value
Common Stocks (continued)
P3 Health Partners, Inc.* 82 $ 85
Patterson Cos., Inc. 173 4,687
Pediatrix Medical Group, Inc.* 169 1,546
Pennant Group, Inc. (The)* 57 1,063
PetIQ, Inc., Class
a
A* 55 1,002
Privia Health Group, Inc.* 226 5,044
Progyny, Inc.* 160 5,843
Quipt Home Medical Corp.* 82 352
RadNet, Inc.* 121 4,581
Select Medical Holdings Corp. 209 5,691
Surgery Partners, Inc.* 152 4,717
US Physical Therapy, Inc. 30 3,188
Viemed Healthcare, Inc.* 69 584
129,644
Health Care REITs — 0.1%
CareTrust REIT, Inc., REIT 201 4,534
Community Healthcare Trust,
Inc., REIT 54 1,466
Diversified Healthcare Trust,
REIT 481 1,578
Global Medical REIT, Inc., REIT 123 1,101
LTC Properties, Inc., REIT 82 2,580
National Health Investors, Inc.,
REIT 84 4,827
Sabra Health Care REIT, Inc.,
REIT 466 6,468
Universal Health Realty Income
Trust, REIT 26 1,008
23,562
Health Care Technology — 0.1%
American Well Corp., Class
a
A* 501 541
Computer Programs and
Systems, Inc.* 29 257
Definitive Healthcare Corp.,
Class
a
A* 93 885
Evolent Health, Inc., Class
a
A* 221 7,494
Health Catalyst, Inc.* 114 948
HealthStream, Inc. 48 1,309
Multiplan Corp.* 774 867
OptimizeRx Corp.* 32 507
Phreesia, Inc.* 107 2,648
Schrodinger, Inc.* 110 2,801
Sharecare, Inc.* 620 583
Simulations Plus, Inc. 32 1,328
20,168
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc.,
REIT 434 6,983
Braemar Hotels & Resorts, Inc.,
REIT 132 301
Chatham Lodging Trust, REIT 97 989
DiamondRock Hospitality Co.,
REIT 423 3,976
Pebblebrook Hotel Trust, REIT 239 3,786
RLJ Lodging Trust, REIT 312 3,703
Ryman Hospitality Properties,
Inc., REIT 117 13,862

HEDGE REPLICATION ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Service Properties Trust, REIT 332 $ 2,258
Summit Hotel Properties, Inc.,
REIT 211 1,355
Sunstone Hotel Investors, Inc.,
REIT 419 4,689
Xenia Hotels & Resorts, Inc.,
REIT 216 3,313
45,215
Hotels, Restaurants & Leisure — 0.4%
Accel Entertainment, Inc.,
Class
a
A* 107 1,212
Bally's Corp.* 59 663
Biglari Holdings, Inc., Class
a
B* 1 173
BJ's Restaurants, Inc.* 46 1,611
Bloomin' Brands, Inc. 176 4,784
Bowlero Corp., Class
a
A 34 423
Brinker International, Inc.* 88 4,078
Carrols Restaurant Group, Inc. 74 701
Century Casinos, Inc.* 55 160
Cheesecake Factory, Inc. (The) 98 3,467
Chuy's Holdings, Inc.* 36 1,218
Cracker Barrel Old Country
Store, Inc. 44 2,910
Dave & Buster's Entertainment,
Inc.* 73 4,507
Denny's Corp.* 103 951
Dine Brands Global, Inc. 31 1,504
El Pollo Loco Holdings, Inc.* 56 507
Everi Holdings, Inc.* 170 2,016
First Watch Restaurant Group,
Inc.* 45 1,127
Full House Resorts, Inc.* 66 339
Global Business Travel Group I* 65 390
Golden Entertainment, Inc. 41 1,519
Hilton Grand Vacations, Inc.* 162 7,271
Inspired Entertainment, Inc.* 44 436
International Game Technology
plc 218 5,923
Jack in the Box, Inc. 41 2,993
Krispy Kreme, Inc. 176 2,277
Kura Sushi USA, Inc., Class
a
A* 12 1,140
Life Time Group Holdings, Inc.* 90 1,237
Light & Wonder, Inc.* 184 18,494
Lindblad Expeditions Holdings,
Inc.* 70 649
Monarch Casino & Resort, Inc. 27 1,899
Mondee Holdings, Inc., Class
a
A* 91 205
Nathan's Famous, Inc. 6 421
Noodles & Co., Class
a
A* 81 203
ONE Group Hospitality, Inc.
(The)* 44 172
Papa John's International, Inc. 66 4,745
PlayAGS, Inc.* 74 687
Portillo's, Inc., Class
a
A* 91 1,322
Potbelly Corp.* 52 722
RCI Hospitality Holdings, Inc. 18 1,014
Red Robin Gourmet Burgers,
Inc.* 32 239
Red Rock Resorts, Inc., Class
a
A 96 5,567
Rush Street Interactive, Inc.* 130 761
Investments Shares Value
Common Stocks (continued)
Sabre Corp.* 666 $ 1,765
Shake Shack, Inc., Class
a
A* 76 8,080
Six Flags Entertainment Corp.* 145 3,674
Super Group SGHC Ltd.* 274 904
Sweetgreen, Inc., Class
a
A* 194 2,472
Target Hospitality Corp.* 63 610
United Parks & Resorts, Inc.* 73 3,749
Xponential Fitness, Inc.,
Class
a
A* 51 514
114,405
Household Durables — 0.4%
Beazer Homes USA, Inc.* 59 1,848
Cavco Industries, Inc.* 18 6,706
Century Communities, Inc. 57 4,919
Cricut, Inc., Class
a
A 96 464
Dream Finders Homes, Inc.,
Class
a
A* 49 1,917
Ethan Allen Interiors, Inc. 46 1,538
GoPro, Inc., Class
a
A* 254 594
Green Brick Partners, Inc.* 52 3,042
Helen of Troy Ltd.* 48 6,000
Hooker Furnishings Corp. 21 515
Hovnanian Enterprises, Inc.,
Class
a
A* 10 1,567
Installed Building Products, Inc. 48 11,469
iRobot Corp.* 55 628
KB Home 143 9,499
Landsea Homes Corp.* 41 558
La-Z-Boy, Inc. 87 3,305
Legacy Housing Corp.* 20 514
LGI Homes, Inc.* 42 4,792
Lovesac Co. (The)* 28 645
M/I Homes, Inc.* 54 6,857
MDC Holdings, Inc. 121 7,587
Meritage Homes Corp. 73 11,509
Purple Innovation, Inc., Class
a
A 110 205
Skyline Champion Corp.* 108 9,049
Snap One Holdings Corp.* 37 306
Sonos, Inc.* 256 4,854
Taylor Morrison Home Corp.,
Class
a
A* 208 11,775
Traeger, Inc.* 71 158
Tri Pointe Homes, Inc.* 193 6,828
United Homes Group, Inc.* 11 77
Vizio Holding Corp., Class
a
A* 154 1,696
VOXX International Corp.,
Class
a
A* 24 204
Worthington Enterprises, Inc. 62 3,851
125,476
Household Products — 0.1%
Central Garden & Pet Co.* 19 833
Central Garden & Pet Co.,
Class
a
A* 102 3,844
Energizer Holdings, Inc. 144 4,111
Oil-Dri Corp. of America 10 713
WD-40 Co. 27 7,247
16,748

FEBRUARY 29, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 0.0%(a)
Altus Power, Inc., Class
a
A* 128 $ 872
Montauk Renewables, Inc.* 134 761
Ormat Technologies, Inc. 108 7,036
Sunnova Energy International,
Inc.* 214 1,558
10,227
Industrial Conglomerates — 0.0%(a)
Brookfield Business Corp.,
Class
a
A 52 1,189
Industrial REITs — 0.1%
Innovative Industrial Properties,
Inc., REIT 56 5,487
LXP Industrial Trust, REIT 583 5,049
Plymouth Industrial REIT, Inc.,
REIT 89 1,920
Terreno Realty Corp., REIT 167 10,738
23,194
Insurance — 0.3%
Ambac Financial Group, Inc.* 89 1,456
American Coastal Insurance
Corp.* 39 544
American Equity Investment Life
Holding Co.* 158 8,775
AMERISAFE, Inc. 38 2,005
BRP Group, Inc., Class
a
A* 121 3,366
CNO Financial Group, Inc. 225 6,005
Crawford & Co., Class
a
A 29 340
Donegal Group, Inc., Class
a
A 31 434
eHealth, Inc.* 56 370
Employers Holdings, Inc. 52 2,377
Enstar Group Ltd.* 24 7,391
F&G Annuities & Life, Inc. 38 1,436
Fidelis Insurance Holdings Ltd.* 30 449
Genworth Financial, Inc.,
Class
a
A* 930 5,719
GoHealth, Inc., Class
a
A* 8 108
Goosehead Insurance, Inc.,
Class
a
A* 43 3,253
Greenlight Capital Re Ltd.,
Class
a
A* 52 657
HCI Group, Inc. 13 1,269
Hippo Holdings, Inc.* 21 295
Horace Mann Educators Corp. 83 3,004
Investors Title Co. 2 311
James River Group Holdings
Ltd. 74 739
Kingsway Financial Services,
Inc.* 22 194
Lemonade, Inc.* 102 1,656
Maiden Holdings Ltd.* 182 246
MBIA, Inc. 92 601
Mercury General Corp. 54 2,629
National Western Life Group,
Inc., Class
a
A 5 2,428
NI Holdings, Inc.* 17 238
Investments Shares Value
Common Stocks (continued)
Oscar Health, Inc., Class
a
A* 317 $ 5,154
Palomar Holdings, Inc.* 49 3,731
ProAssurance Corp. 105 1,295
Safety Insurance Group, Inc. 29 2,383
Selective Insurance Group, Inc. 121 12,642
Selectquote, Inc.* 274 531
SiriusPoint Ltd.* 141 1,730
Skyward Specialty Insurance
Group, Inc.* 48 1,756
Stewart Information Services
Corp. 54 3,401
Tiptree, Inc., Class
a
A 48 840
Trupanion, Inc.* 80 2,140
United Fire Group, Inc. 42 978
Universal Insurance Holdings,
Inc. 49 989
95,865
Interactive Media & Services — 0.1%
Bumble, Inc., Class
a
A* 204 2,336
Cargurus, Inc., Class
a
A* 197 4,362
Cars.com, Inc.* 134 2,457
DHI Group, Inc.* 86 243
EverQuote, Inc., Class
a
A* 43 689
fuboTV, Inc.* 570 1,180
Grindr, Inc.* 82 679
MediaAlpha, Inc., Class
a
A* 45 934
Nextdoor Holdings, Inc.* 293 642
Outbrain, Inc.* 83 305
QuinStreet, Inc.* 106 1,551
Shutterstock, Inc. 50 2,438
System1, Inc.* 66 110
TrueCar, Inc.* 180 626
Vimeo, Inc.* 306 1,466
Yelp, Inc., Class
a
A* 134 5,151
Ziff Davis, Inc.* 93 6,395
ZipRecruiter, Inc., Class
a
A* 136 1,730
33,294
IT Services — 0.1%
Applied Digital Corp.* 165 685
BigBear.ai Holdings, Inc.* 59 198
BigCommerce Holdings, Inc.,
Series 1* 135 1,046
Brightcove, Inc.* 88 195
Couchbase, Inc.* 70 1,966
DigitalOcean Holdings, Inc.* 128 4,854
Fastly, Inc., Class
a
A* 243 3,456
Grid Dynamics Holdings, Inc.* 113 1,524
Hackett Group, Inc. (The) 50 1,236
Information Services Group, Inc. 71 307
Perficient, Inc.* 69 4,476
Rackspace Technology, Inc.* 127 268
Squarespace, Inc., Class
a
A* 102 3,395
Thoughtworks Holding, Inc.* 186 580
Tucows, Inc., Class
a
A* 20 378
Unisys Corp.* 134 695
25,259

HEDGE REPLICATION ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Leisure Products — 0.1%
Acushnet Holdings Corp. 62 $ 3,994
AMMO, Inc.* 181 431
Clarus Corp. 59 340
Escalade, Inc. 20 297
Funko, Inc., Class
a
A* 72 507
JAKKS Pacific, Inc.* 15 527
Johnson Outdoors, Inc., Class
a
A 11 505
Latham Group, Inc.* 78 264
Malibu Boats, Inc., Class
a
A* 41 1,789
Marine Products Corp. 17 195
MasterCraft Boat Holdings, Inc.* 34 746
Smith & Wesson Brands, Inc. 92 1,263
Solo Brands, Inc., Class
a
A* 40 108
Sturm Ruger & Co., Inc. 35 1,516
Topgolf Callaway Brands Corp.* 290 4,130
Vista Outdoor, Inc.* 116 3,619
20,231
Life Sciences Tools & Services — 0.1%
Adaptive Biotechnologies Corp.* 228 937
Akoya Biosciences, Inc.* 47 270
BioLife Solutions, Inc.* 70 1,183
Codexis, Inc.* 140 651
CryoPort, Inc.* 87 1,537
Cytek Biosciences, Inc.* 244 1,879
Harvard Bioscience, Inc.* 81 351
MaxCyte, Inc.* 176 809
Mesa Laboratories, Inc. 10 1,092
Nautilus Biotechnology, Inc.,
Class
a
A* 101 272
OmniAb, Inc.* 187 1,092
Pacific Biosciences of
California, Inc.* 507 2,804
Quanterix Corp.* 71 1,701
Quantum-Si, Inc.* 205 342
Seer, Inc., Class
a
A* 118 215
15,135
Machinery — 0.7%
374Water, Inc.* 124 165
3D Systems Corp.* 263 1,089
Alamo Group, Inc. 20 4,046
Albany International Corp.,
Class
a
A 63 5,914
Astec Industries, Inc. 45 1,827
Barnes Group, Inc. 99 3,459
Blue Bird Corp.* 51 1,726
Chart Industries, Inc.* 86 12,286
Columbus McKinnon Corp. 57 2,381
Commercial Vehicle Group, Inc.* 65 425
Desktop Metal, Inc., Class
a
A* 564 345
Douglas Dynamics, Inc. 45 1,129
Energy Recovery, Inc.* 112 1,751
Enerpac Tool Group Corp.,
Class
a
A 110 3,708
Enpro, Inc. 42 6,544
ESCO Technologies, Inc. 52 5,298
Federal Signal Corp. 121 9,911
Investments Shares Value
Common Stocks (continued)
Franklin Electric Co., Inc. 93 $ 9,668
Gencor Industries, Inc.* 21 344
Gorman-Rupp Co. (The) 46 1,717
Greenbrier Cos., Inc. (The) 61 3,157
Helios Technologies, Inc. 67 2,958
Hillenbrand, Inc. 141 6,705
Hillman Solutions Corp.* 393 3,828
Hyliion Holdings Corp.* 297 540
Hyster-Yale Materials Handling,
Inc. 22 1,295
John Bean Technologies Corp. 64 6,495
Kadant, Inc. 24 8,095
Kennametal, Inc. 162 4,089
Lindsay Corp. 22 2,625
Luxfer Holdings plc 54 536
Manitowoc Co., Inc. (The)* 70 976
Mayville Engineering Co., Inc.* 23 281
Microvast Holdings, Inc.* 432 372
Miller Industries, Inc. 22 990
Mueller Industries, Inc. 225 11,560
Mueller Water Products, Inc.,
Class
a
A 312 4,852
Nikola Corp.* 1,250 930
Omega Flex, Inc. 7 488
Park-Ohio Holdings Corp. 17 457
Proto Labs, Inc.* 53 1,931
REV Group, Inc. 64 1,321
Shyft Group, Inc. (The) 68 701
SPX Technologies, Inc.* 89 10,430
Standex International Corp. 24 4,152
Tennant Co. 37 4,188
Terex Corp. 134 7,685
Titan International, Inc.* 105 1,340
Trinity Industries, Inc. 163 4,137
Velo3D, Inc.* 183 50
Wabash National Corp. 93 2,537
Watts Water Technologies, Inc.,
Class
a
A 55 11,217
184,651
Marine Transportation — 0.1%
Costamare, Inc. 93 1,057
Eagle Bulk Shipping, Inc. 19 1,164
Genco Shipping & Trading Ltd. 85 1,734
Golden Ocean Group Ltd. 248 3,192
Himalaya Shipping Ltd.* 57 450
Matson, Inc. 69 7,662
Pangaea Logistics Solutions
Ltd. 73 612
Safe Bulkers, Inc. 133 617
16,488
Media — 0.1%
Advantage Solutions, Inc.* 175 667
AMC Networks, Inc., Class
a
A* 62 802
Boston Omaha Corp., Class
a
A* 47 771
Cardlytics, Inc.* 73 605
Clear Channel Outdoor
Holdings, Inc.* 754 1,297
Daily Journal Corp.* 3 1,016

FEBRUARY 29, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
EchoStar Corp., Class
a
A* 245 $ 3,212
Emerald Holding, Inc.* 31 166
Entravision Communications
Corp., Class
a
A 121 466
EW Scripps Co. (The), Class
a
A* 120 484
Gambling.com Group Ltd.* 31 284
Gannett Co., Inc.* 290 618
Gray Television, Inc. 170 993
iHeartMedia, Inc., Class
a
A* 210 582
Integral Ad Science Holding
Corp.* 98 1,015
John Wiley & Sons, Inc., Class
a
A 73 2,434
Magnite, Inc.* 272 3,269
PubMatic, Inc., Class
a
A* 86 1,801
Scholastic Corp. 54 2,130
Sinclair, Inc. 66 980
Stagwell, Inc., Class
a
A* 161 860
TechTarget, Inc.* 51 1,617
TEGNA, Inc. 406 5,688
Thryv Holdings, Inc.* 62 1,298
Townsquare Media, Inc.,
Class
a
A 23 245
Urban One, Inc.* 23 67
Urban One, Inc., Class
a
A* 18 59
WideOpenWest, Inc.* 101 404
33,830
Metals & Mining — 0.3%
5E Advanced Materials, Inc.* 78 141
Alpha Metallurgical Resources,
Inc. 23 8,677
Arch Resources, Inc. 36 5,950
ATI, Inc.* 259 12,738
Caledonia Mining Corp. plc 33 326
Carpenter Technology Corp. 98 6,336
Century Aluminum Co.* 106 1,110
Coeur Mining, Inc.* 666 1,725
Commercial Metals Co. 236 12,744
Compass Minerals International,
Inc. 69 1,573
Constellium SE, Class
a
A* 259 5,022
Contango ORE, Inc.* 16 271
Dakota Gold Corp.* 113 240
Haynes International, Inc. 25 1,486
Hecla Mining Co. 1,229 4,351
i-80 Gold Corp.* 388 489
Ivanhoe Electric, Inc.* 127 940
Kaiser Aluminum Corp. 32 2,321
Materion Corp. 41 5,507
Metallus, Inc.* 87 1,892
NioCorp Developments Ltd.* 4 10
Novagold Resources, Inc.* 486 1,205
Olympic Steel, Inc. 20 1,360
Perpetua Resources Corp.* 76 220
Piedmont Lithium, Inc.* 36 524
Radius Recycling, Inc., Class
a
A 52 1,027
Ramaco Resources, Inc.,
Class
a
A 45 791
Ramaco Resources, Inc.,
Class
a
B 9 108
Investments Shares Value
Common Stocks (continued)
Ryerson Holding Corp. 57 $ 1,800
SunCoke Energy, Inc. 168 1,799
Tredegar Corp. 54 235
Warrior Met Coal, Inc. 104 5,925
Worthington Steel, Inc.* 62 1,963
90,806
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AFC Gamma, Inc. 33 379
Angel Oak Mortgage REIT, Inc. 24 251
Apollo Commercial Real Estate
Finance, Inc. 286 3,206
Arbor Realty Trust, Inc. 370 4,958
Ares Commercial Real Estate
Corp. 105 792
ARMOUR Residential REIT, Inc. 99 1,960
Blackstone Mortgage Trust, Inc.,
Class
a
A 347 7,068
BrightSpire Capital, Inc.,
Class
a
A 259 1,790
Chicago Atlantic Real Estate
Finance, Inc. 33 538
Chimera Investment Corp. 458 1,997
Claros Mortgage Trust, Inc. 183 1,771
Dynex Capital, Inc. 114 1,407
Ellington Financial, Inc. 151 1,711
Franklin BSP Realty Trust, Inc. 167 2,156
Granite Point Mortgage Trust,
Inc. 103 488
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 213 5,361
Invesco Mortgage Capital, Inc. 90 815
KKR Real Estate Finance Trust,
Inc. 118 1,150
Ladder Capital Corp., Class
a
A 228 2,465
MFA Financial, Inc. 206 2,314
New York Mortgage Trust, Inc. 183 1,319
Nexpoint Real Estate Finance,
Inc. 16 225
Orchid Island Capital, Inc. 106 912
PennyMac Mortgage Investment
Trust 175 2,473
Ready Capital Corp. 322 2,843
Redwood Trust, Inc. 229 1,404
TPG RE Finance Trust, Inc. 139 1,040
Two Harbors Investment Corp. 196 2,483
55,276
Multi-Utilities — 0.1%
Avista Corp. 154 5,113
Black Hills Corp. 136 7,076
Northwestern Energy Group,
Inc. 124 5,942
Unitil Corp. 32 1,631
19,762
Office REITs — 0.1%
Brandywine Realty Trust, REIT 342 1,471
City Office REIT, Inc., REIT 78 357
COPT Defense Properties, REIT 227 5,500

HEDGE REPLICATION ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Douglas Emmett, Inc., REIT 324 $ 4,283
Easterly Government Properties,
Inc., Class
a
A, REIT 193 2,278
Equity Commonwealth, REIT* 205 3,860
Hudson Pacific Properties, Inc.,
REIT 278 1,763
JBG SMITH Properties, REIT 204 3,382
Office Properties Income Trust,
REIT 97 259
Orion Office REIT, Inc., REIT 115 404
Paramount Group, Inc., REIT 372 1,648
Peakstone Realty Trust, REIT 73 1,005
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 248 1,555
Postal Realty Trust, Inc.,
Class
a
A, REIT 41 587
SL Green Realty Corp., REIT 130 6,302
34,654
Oil, Gas & Consumable Fuels — 0.8%
Amplify Energy Corp.* 73 441
Ardmore Shipping Corp. 84 1,363
Berry Corp. 152 1,072
California Resources Corp. 140 7,304
Callon Petroleum Co.* 123 3,833
Centrus Energy Corp., Class
a
A* 25 1,020
Chord Energy Corp. 84 13,646
Civitas Resources, Inc. 163 11,195
Clean Energy Fuels Corp.* 341 1,006
CNX Resources Corp.* 315 6,599
Comstock Resources, Inc. 185 1,582
CONSOL Energy, Inc. 61 5,235
Crescent Energy Co., Class
a
A 155 1,733
CVR Energy, Inc. 60 1,991
Delek US Holdings, Inc. 129 3,291
DHT Holdings, Inc. 276 2,986
Dorian LPG Ltd. 69 2,494
Empire Petroleum Corp.* 26 154
Encore Energy Corp.* 295 1,139
Energy Fuels, Inc.* 316 2,000
Enviva, Inc.* 63 25
Equitrans Midstream Corp. 879 9,397
Evolution Petroleum Corp. 62 363
Excelerate Energy, Inc., Class
a
A 36 565
FLEX LNG Ltd. 60 1,514
FutureFuel Corp. 53 314
Gevo, Inc.* 470 419
Golar LNG Ltd. 202 4,099
Granite Ridge Resources, Inc. 69 424
Green Plains, Inc.* 117 2,492
Gulfport Energy Corp.* 23 3,266
Hallador Energy Co.* 46 350
HighPeak Energy, Inc. 24 398
International Seaways, Inc. 82 4,340
Kinetik Holdings, Inc., Class
a
A 37 1,307
Kosmos Energy Ltd.* 918 5,637
Magnolia Oil & Gas Corp.,
Class
a
A 361 8,187
Matador Resources Co. 228 14,398
Murphy Oil Corp. 299 11,861
Investments Shares Value
Common Stocks (continued)
NACCO Industries, Inc., Class
a
A 8 $ 266
NextDecade Corp.* 157 721
Nordic American Tankers Ltd. 413 1,681
Northern Oil & Gas, Inc. 177 6,324
Overseas Shipholding Group,
Inc., Class
a
A 124 754
Par Pacific Holdings, Inc.* 111 4,009
PBF Energy, Inc., Class
a
A 224 10,461
Peabody Energy Corp. 230 5,697
Permian Resources Corp.,
Class
a
A 785 12,215
PrimeEnergy Resources Corp.* 1 99
REX American Resources Corp.* 31 1,363
Riley Exploration Permian, Inc. 18 426
Ring Energy, Inc.* 241 345
SandRidge Energy, Inc. 64 835
Scorpio Tankers, Inc. 96 6,444
SFL Corp. Ltd. 232 3,100
SilverBow Resources, Inc.* 42 1,192
Sitio Royalties Corp., Class
a
A 165 3,765
SM Energy Co. 238 10,417
Talos Energy, Inc.* 272 3,588
Teekay Corp.* 125 946
Teekay Tankers Ltd., Class
a
A 48 2,631
Tellurian, Inc.* 1,109 880
Uranium Energy Corp.* 760 4,925
VAALCO Energy, Inc. 217 968
Verde Clean Fuels, Inc.* 1 4
Vertex Energy, Inc.* 131 177
Vital Energy, Inc.* 47 2,366
Vitesse Energy, Inc. 50 1,136
W&T Offshore, Inc. 198 598
World Kinect Corp. 120 2,923
230,696
Paper & Forest Products — 0.0%(a)
Clearwater Paper Corp.* 33 1,297
Glatfelter Corp.* 89 198
Sylvamo Corp. 72 4,350
5,845
Passenger Airlines — 0.1%
Allegiant Travel Co. 32 2,329
Blade Air Mobility, Inc.* 121 385
Frontier Group Holdings, Inc.* 77 534
Hawaiian Holdings, Inc.* 102 1,439
JetBlue Airways Corp.* 677 4,387
Joby Aviation, Inc.* 561 3,153
SkyWest, Inc.* 81 5,202
Spirit Airlines, Inc. 221 1,425
Sun Country Airlines Holdings,
Inc.* 76 1,140
19,994
Personal Care Products — 0.2%
Beauty Health Co. (The)* 164 546
BellRing Brands, Inc.* 265 15,092
Edgewell Personal Care Co. 101 3,857
elf Beauty, Inc.* 109 22,730
Herbalife Ltd.* 199 1,757

FEBRUARY 29, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Inter Parfums, Inc. 37 $ 5,429
Medifast, Inc. 22 882
Nature's Sunshine Products,
Inc.* 27 479
Nu Skin Enterprises, Inc.,
Class
a
A 100 1,250
USANA Health Sciences, Inc.* 23 1,110
Waldencast plc, Class
a
A* 72 481
53,613
Pharmaceuticals — 0.3%
Aclaris Therapeutics, Inc.* 140 167
Amneal Pharmaceuticals, Inc.* 245 1,352
Amphastar Pharmaceuticals,
Inc.* 77 3,586
Amylyx Pharmaceuticals, Inc.* 102 1,923
ANI Pharmaceuticals, Inc.* 29 1,962
Arvinas, Inc.* 99 4,552
Assertio Holdings, Inc.* 178 157
Atea Pharmaceuticals, Inc.* 154 664
Axsome Therapeutics, Inc.* 72 5,859
Biote Corp., Class
a
A* 28 167
Bright Green Corp.* 125 31
Cara Therapeutics, Inc.* 94 80
Cassava Sciences, Inc.* 80 1,838
Citius Pharmaceuticals, Inc.* 247 190
Collegium Pharmaceutical, Inc.* 70 2,570
Corcept Therapeutics, Inc.* 161 3,783
CorMedix, Inc.* 110 389
Cymabay Therapeutics, Inc.* 228 7,339
Edgewise Therapeutics, Inc.* 86 1,404
Enliven Therapeutics, Inc.* 47 751
Evolus, Inc.* 83 1,231
Eyenovia, Inc.* 60 130
EyePoint Pharmaceuticals, Inc.* 54 1,469
Harmony Biosciences Holdings,
Inc.* 65 2,086
Harrow, Inc.* 61 660
Ikena Oncology, Inc.* 62 89
Innoviva, Inc.* 120 1,834
Intra-Cellular Therapies, Inc.* 188 13,070
Ligand Pharmaceuticals, Inc.* 34 2,698
Liquidia Corp.* 95 1,345
Longboard Pharmaceuticals,
Inc.* 31 688
Marinus Pharmaceuticals, Inc.* 102 969
Neumora Therapeutics, Inc.* 30 529
NGM Biopharmaceuticals, Inc.* 88 134
Nuvation Bio, Inc.* 293 548
Ocular Therapeutix, Inc.* 161 1,620
Omeros Corp.* 122 549
Optinose, Inc.* 147 262
Pacira BioSciences, Inc.* 92 2,734
Phathom Pharmaceuticals, Inc.* 64 685
Phibro Animal Health Corp.,
Class
a
A 41 530
Pliant Therapeutics, Inc.* 115 1,825
Prestige Consumer Healthcare,
Inc.* 100 6,958
Revance Therapeutics, Inc.* 176 1,257
Investments Shares Value
Common Stocks (continued)
Scilex Holding Co.* 249 $ 565
scPharmaceuticals, Inc.* 58 349
SIGA Technologies, Inc. 93 485
Supernus Pharmaceuticals, Inc.* 99 2,940
Taro Pharmaceutical Industries
Ltd.* 16 673
Tarsus Pharmaceuticals, Inc.* 58 2,217
Terns Pharmaceuticals, Inc.* 86 630
Theravance Biopharma, Inc.* 104 985
Third Harmonic Bio, Inc.* 39 395
Trevi Therapeutics, Inc.* 85 248
Ventyx Biosciences, Inc.* 94 666
Verrica Pharmaceuticals, Inc.* 42 221
WaVe Life Sciences Ltd.* 119 572
Xeris Biopharma Holdings, Inc.* 267 821
Zevra Therapeutics, Inc.* 73 492
94,923
Professional Services — 0.4%
Alight, Inc., Class
a
A* 833 7,505
ASGN, Inc.* 95 9,435
Asure Software, Inc.* 46 429
Barrett Business Services, Inc. 13 1,586
BlackSky Technology, Inc.,
Class
a
A* 240 341
CBIZ, Inc.* 96 7,251
Conduent, Inc.* 346 1,190
CRA International, Inc. 14 1,856
CSG Systems International, Inc. 64 3,492
ExlService Holdings, Inc.* 325 10,114
Exponent, Inc. 102 8,251
First Advantage Corp. 109 1,707
FiscalNote Holdings, Inc.* 120 198
Forrester Research, Inc.* 24 484
Franklin Covey Co.* 23 878
Heidrick & Struggles
International, Inc. 40 1,360
HireQuest, Inc. 11 147
HireRight Holdings Corp.* 28 397
Huron Consulting Group, Inc.* 38 3,729
IBEX Holdings Ltd.* 19 303
ICF International, Inc. 38 5,884
Innodata, Inc.* 52 385
Insperity, Inc. 72 7,329
Kelly Services, Inc., Class
a
A 63 1,545
Kforce, Inc. 39 2,716
Korn Ferry 105 6,684
Legalzoom.com, Inc.* 238 2,951
Maximus, Inc. 122 10,207
Mistras Group, Inc.* 42 363
NV5 Global, Inc.* 28 2,848
Planet Labs PBC* 352 771
Resources Connection, Inc. 65 899
Skillsoft Corp.* 9 110
Sterling Check Corp.* 63 987
TriNet Group, Inc.* 64 8,193
TrueBlue, Inc.* 61 717
TTEC Holdings, Inc. 39 681
Upwork, Inc.* 252 3,301
Verra Mobility Corp., Class
a
A* 281 6,075

HEDGE REPLICATION ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Willdan Group, Inc.* 25 $ 522
123,821
Real Estate Management & Development — 0.1%
American Realty Investors, Inc.* 3 58
Anywhere Real Estate, Inc.* 217 1,361
Compass, Inc., Class
a
A* 573 2,263
Cushman & Wakefield plc* 334 3,337
DigitalBridge Group, Inc. 325 5,970
Douglas Elliman, Inc. 163 300
eXp World Holdings, Inc. 143 1,873
Forestar Group, Inc.* 37 1,248
FRP Holdings, Inc.* 13 783
Kennedy-Wilson Holdings, Inc. 241 2,116
Marcus & Millichap, Inc. 48 1,761
Maui Land & Pineapple Co.,
Inc.* 15 294
Newmark Group, Inc., Class
a
A 276 2,978
Opendoor Technologies, Inc.* 1,118 3,443
RE/MAX Holdings, Inc., Class
a
A 35 299
Redfin Corp.* 220 1,563
RMR Group, Inc. (The), Class
a
A 31 759
St Joe Co. (The) 69 3,717
Star Holdings* 26 324
Stratus Properties, Inc.* 11 240
Tejon Ranch Co.* 42 698
Transcontinental Realty
Investors, Inc.* 3 117
35,502
Residential REITs — 0.1%
Apartment Investment and
Management Co., Class
a
A,
REIT* 294 2,170
BRT Apartments Corp., REIT 24 371
Centerspace, REIT 30 1,668
Clipper Realty, Inc., REIT 23 108
Elme Communities, REIT 177 2,280
Independence Realty Trust, Inc.,
REIT 454 6,647
NexPoint Residential Trust, Inc.,
REIT 45 1,314
UMH Properties, Inc., REIT 120 1,848
Veris Residential, Inc., REIT 159 2,321
18,727
Retail REITs — 0.2%
Acadia Realty Trust, REIT 188 3,081
Alexander's, Inc., REIT 4 884
CBL & Associates Properties,
Inc., REIT 54 1,245
Getty Realty Corp., REIT 96 2,531
InvenTrust Properties Corp.,
REIT 137 3,459
Kite Realty Group Trust, REIT 438 9,378
Macerich Co. (The), REIT 435 7,138
NETSTREIT Corp., REIT 139 2,337
Phillips Edison & Co., Inc., REIT 237 8,466
Retail Opportunity Investments
Corp., REIT 248 3,207
Investments Shares Value
Common Stocks (continued)
Saul Centers, Inc., REIT 23 $ 832
SITE Centers Corp., REIT 383 5,201
Tanger, Inc., REIT 206 5,935
Urban Edge Properties, REIT 231 3,929
Whitestone REIT, REIT 98 1,207
58,830
Semiconductors & Semiconductor Equipment — 0.5%
ACM Research, Inc., Class
a
A* 97 2,999
Aehr Test Systems* 56 911
Alpha & Omega Semiconductor
Ltd.* 47 1,029
Ambarella, Inc.* 76 4,245
Amkor Technology, Inc. 226 7,011
Atomera, Inc.* 45 283
Axcelis Technologies, Inc.* 66 7,436
CEVA, Inc.* 47 1,064
Cohu, Inc.* 94 3,020
Credo Technology Group
Holding Ltd.* 231 4,976
Diodes, Inc.* 91 6,186
FormFactor, Inc.* 155 6,670
Ichor Holdings Ltd.* 57 2,440
Impinj, Inc.* 47 5,133
indie Semiconductor, Inc.,
Class
a
A* 303 1,876
inTEST Corp.* 24 280
Kulicke & Soffa Industries, Inc. 112 5,333
MACOM Technology Solutions
Holdings, Inc.* 109 9,628
Maxeon Solar Technologies
Ltd.* 59 237
MaxLinear, Inc., Class
a
A* 153 2,974
Navitas Semiconductor Corp.,
Class
a
A* 220 1,351
NVE Corp. 10 836
Onto Innovation, Inc.* 99 18,232
PDF Solutions, Inc.* 62 2,107
Photronics, Inc.* 123 3,541
Power Integrations, Inc. 114 8,146
Rambus, Inc.* 219 12,974
Semtech Corp.* 129 2,735
Silicon Laboratories, Inc.* 64 8,803
SiTime Corp.* 35 3,237
SkyWater Technology, Inc.* 37 428
SMART Global Holdings, Inc.* 97 2,063
Synaptics, Inc.* 79 7,908
Transphorm, Inc.* 59 284
Ultra Clean Holdings, Inc.* 89 3,845
Veeco Instruments, Inc.* 102 3,693
153,914
Software — 1.1%
8x8, Inc.* 242 685
A10 Networks, Inc. 142 1,890
ACI Worldwide, Inc.* 218 7,174
Adeia, Inc. 215 2,438
Agilysys, Inc.* 40 3,112
Alarm.com Holdings, Inc.* 96 7,266
Alkami Technology, Inc.* 81 2,021

FEBRUARY 29, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Altair Engineering, Inc., Class
a
A* 109 $ 9,274
American Software, Inc.,
Class
a
A 65 729
Amplitude, Inc., Class
a
A* 136 1,613
Appfolio, Inc., Class
a
A* 39 9,441
Appian Corp., Class
a
A* 83 2,893
Asana, Inc., Class
a
A* 163 3,211
Aurora Innovation, Inc., Class
a
A* 682 1,732
AvePoint, Inc.* 299 2,392
Bit Digital, Inc.* 177 460
Blackbaud, Inc.* 88 6,088
BlackLine, Inc.* 115 6,524
Box, Inc., Class
a
A* 284 7,324
Braze, Inc., Class
a
A* 105 5,974
C3.ai, Inc., Class
a
A* 164 6,063
Cerence, Inc.* 81 1,207
Cipher Mining, Inc.* 85 252
Cleanspark, Inc.* 301 5,033
Clear Secure, Inc., Class
a
A 165 3,176
CommVault Systems, Inc.* 89 8,518
Consensus Cloud Solutions,
Inc.* 39 621
CoreCard Corp.* 15 191
CS Disco, Inc.* 45 300
CXApp, Inc.* 4 12
Digimarc Corp.* 29 1,017
Digital Turbine, Inc.* 192 609
Domo, Inc., Class
a
B* 64 737
E2open Parent Holdings, Inc.* 342 1,447
eGain Corp.* 42 257
Enfusion, Inc., Class
a
A* 76 659
Envestnet, Inc.* 101 5,205
Everbridge, Inc.* 82 2,318
EverCommerce, Inc.* 47 460
Expensify, Inc., Class
a
A* 111 231
Freshworks, Inc., Class
a
A* 326 6,663
Instructure Holdings, Inc.* 39 894
Intapp, Inc.* 56 2,197
InterDigital, Inc. 53 5,672
Jamf Holding Corp.* 142 2,555
Kaltura, Inc.* 169 225
LivePerson, Inc.* 158 201
LiveRamp Holdings, Inc.* 132 4,617
Marathon Digital Holdings, Inc.* 428 11,085
Matterport, Inc.* 514 1,090
MeridianLink, Inc.* 53 1,005
MicroStrategy, Inc., Class
a
A* 25 25,571
Mitek Systems, Inc.* 88 1,022
Model N, Inc.* 76 1,867
N-able, Inc.* 141 1,899
NextNav, Inc.* 111 475
Olo, Inc., Class
a
A* 208 1,211
ON24, Inc. 62 435
OneSpan, Inc.* 81 778
PagerDuty, Inc.* 182 4,397
PowerSchool Holdings, Inc.,
Class
a
A* 113 2,361
Progress Software Corp. 88 4,696
PROS Holdings, Inc.* 90 3,217
Q2 Holdings, Inc.* 114 5,270
Investments Shares Value
Common Stocks (continued)
Qualys, Inc.* 75 $ 12,889
Rapid7, Inc.* 122 7,147
Red Violet, Inc.* 22 393
Rimini Street, Inc.* 105 339
Riot Platforms, Inc.* 383 5,408
Sapiens International Corp. NV 62 1,908
SEMrush Holdings, Inc.,
Class
a
A* 63 786
SolarWinds Corp.* 102 1,218
SoundHound AI, Inc., Class
a
A* 277 2,055
SoundThinking, Inc.* 19 330
Sprinklr, Inc., Class
a
A* 212 2,762
Sprout Social, Inc., Class
a
A* 96 5,935
SPS Commerce, Inc.* 74 13,702
Tenable Holdings, Inc.* 230 11,077
Terawulf, Inc.* 298 559
Varonis Systems, Inc., Class
a
B* 219 11,125
Verint Systems, Inc.* 126 3,983
Veritone, Inc.* 53 121
Viant Technology, Inc., Class
a
A* 29 264
Weave Communications, Inc.* 67 840
Workiva, Inc., Class
a
A* 100 8,612
Xperi, Inc.* 87 954
Yext, Inc.* 215 1,273
Zeta Global Holdings Corp.,
Class
a
A* 279 2,929
Zuora, Inc., Class
a
A* 268 2,165
308,731
Specialized REITs — 0.1%
Farmland Partners, Inc., REIT 90 1,062
Four Corners Property Trust,
Inc., REIT 182 4,401
Gladstone Land Corp., REIT 67 871
Outfront Media, Inc., REIT 297 4,268
PotlatchDeltic Corp., REIT 159 7,188
Safehold, Inc., REIT 98 1,972
Uniti Group, Inc., REIT 479 2,807
22,569
Specialty Retail — 0.5%
1-800-Flowers.com, Inc.,
Class
a
A* 52 542
Aaron's Co., Inc. (The) 61 473
Abercrombie & Fitch Co.,
Class
a
A* 98 12,520
Academy Sports & Outdoors,
Inc. 145 10,834
American Eagle Outfitters, Inc. 368 8,740
America's Car-Mart, Inc.* 12 808
Arko Corp. 163 1,064
Asbury Automotive Group, Inc.* 42 8,771
BARK, Inc.* 268 322
Beyond, Inc.* 91 3,051
Big 5 Sporting Goods Corp. 43 206
Boot Barn Holdings, Inc.* 60 5,550
Buckle, Inc. (The) 61 2,497
Build-A-Bear Workshop, Inc. 26 622
Caleres, Inc. 68 2,625

HEDGE REPLICATION ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Camping World Holdings, Inc.,
Class
a
A 84 $ 2,242
CarParts.com, Inc.* 109 278
Carvana Co., Class
a
A* 193 14,655
Cato Corp. (The), Class
a
A 35 231
Children's Place, Inc. (The)* 24 462
Designer Brands, Inc., Class
a
A 87 919
Destination XL Group, Inc.* 113 451
Duluth Holdings, Inc., Class
a
B* 27 129
Envela Corp.* 15 65
EVgo, Inc., Class
a
A* 208 616
Foot Locker, Inc. 165 5,681
Genesco, Inc.* 22 702
Group 1 Automotive, Inc. 27 7,308
GrowGeneration Corp.* 118 253
Guess?, Inc. 57 1,447
Haverty Furniture Cos., Inc. 29 995
Hibbett, Inc. 25 2,049
J Jill, Inc.* 9 225
Lands' End, Inc.* 30 292
Lazydays Holdings, Inc.* 15 60
Leslie's, Inc.* 357 2,820
MarineMax, Inc.* 43 1,428
Monro, Inc. 63 2,115
National Vision Holdings, Inc.* 156 3,650
ODP Corp. (The)* 65 3,671
OneWater Marine, Inc., Class
a
A* 23 598
PetMed Express, Inc. 41 207
Rent the Runway, Inc., Class
a
A* 100 41
Revolve Group, Inc., Class
a
A* 83 1,820
Sally Beauty Holdings, Inc.* 216 2,728
Shoe Carnival, Inc. 37 1,212
Signet Jewelers Ltd. 90 9,158
Sleep Number Corp.* 43 710
Sonic Automotive, Inc., Class
a
A 29 1,523
Sportsman's Warehouse
Holdings, Inc.* 75 271
Stitch Fix, Inc., Class
a
A* 172 556
ThredUp, Inc., Class
a
A* 144 288
Tile Shop Holdings, Inc.* 58 403
Tilly's, Inc., Class
a
A* 45 346
Torrid Holdings, Inc.* 24 121
Upbound Group, Inc. 111 3,747
Urban Outfitters, Inc.* 128 5,318
Warby Parker, Inc., Class
a
A* 170 2,161
Winmark Corp. 6 2,277
Zumiez, Inc.* 32 564
145,418
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc.* 33 160
Corsair Gaming, Inc.* 74 958
CPI Card Group, Inc.* 9 170
Eastman Kodak Co.* 115 614
Immersion Corp. 63 425
Intevac, Inc.* 52 201
IonQ, Inc.* 323 3,346
Super Micro Computer, Inc.* 93 80,549
Turtle Beach Corp.* 33 353
Investments Shares Value
Common Stocks (continued)
Xerox Holdings Corp. 235 $ 4,383
91,159
Textiles, Apparel & Luxury Goods — 0.1%
Allbirds, Inc., Class
a
A* 195 178
Figs, Inc., Class
a
A* 257 1,344
Fossil Group, Inc.* 97 103
G-III Apparel Group Ltd.* 83 2,761
Hanesbrands, Inc.* 708 3,823
Kontoor Brands, Inc. 113 6,679
Movado Group, Inc. 31 890
Oxford Industries, Inc. 30 3,042
Rocky Brands, Inc. 14 349
Steven Madden Ltd. 151 6,466
Vera Bradley, Inc.* 53 413
Wolverine World Wide, Inc. 156 1,587
27,635
Tobacco — 0.0%(a)
Ispire Technology, Inc.* 36 364
Turning Point Brands, Inc. 34 860
Universal Corp. 48 2,305
Vector Group Ltd. 292 3,259
6,788
Trading Companies & Distributors — 0.4%
Alta Equipment Group, Inc. 46 528
Applied Industrial Technologies,
Inc. 78 14,811
Beacon Roofing Supply, Inc.* 127 10,908
BlueLinx Holdings, Inc.* 17 2,156
Boise Cascade Co. 80 10,873
Custom Truck One Source, Inc.* 114 732
Distribution Solutions Group,
Inc.* 20 628
DNOW, Inc.* 214 3,028
DXP Enterprises, Inc.* 27 959
EVI Industries, Inc. 10 215
FTAI Aviation Ltd. 200 11,258
GATX Corp. 71 9,006
Global Industrial Co. 26 1,140
GMS, Inc.* 83 7,413
H&E Equipment Services, Inc. 65 3,672
Herc Holdings, Inc. 57 9,045
Hudson Technologies, Inc.* 88 1,289
Karat Packaging, Inc. 14 414
McGrath RentCorp 50 6,224
MRC Global, Inc.* 169 1,949
Rush Enterprises, Inc., Class
a
A 124 6,039
Rush Enterprises, Inc., Class
a
B 18 908
Textainer Group Holdings Ltd. 81 4,042
Titan Machinery, Inc.* 41 1,034
Transcat, Inc.* 16 1,683
Willis Lease Finance Corp.* 6 287
Xometry, Inc., Class
a
A* 68 1,330
111,571
Water Utilities — 0.1%
American States Water Co. 75 5,356

FEBRUARY 29, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments Shares Value
Common Stocks (continued)
Artesian Resources Corp.,
Class
a
A 18 $ 620
Cadiz, Inc.* 82 238
California Water Service Group 116 5,323
Consolidated Water Co. Ltd. 30 887
Global Water Resources, Inc. 23 298
Middlesex Water Co. 35 1,781
Pure Cycle Corp.* 39 389
SJW Group 64 3,524
York Water Co. (The) 29 1,026
19,442
Wireless Telecommunication Services — 0.0%(a)
Gogo, Inc.* 133 1,085
Spok Holdings, Inc. 36 647
Telephone and Data Systems,
Inc. 199 3,045
Tingo Group, Inc.* 277 —
4,777
Total Common Stocks
(Cost $4,029,527)
5,153,660
Number of
Rights
Rights — 0.0%(a)
Biotechnology — 0.0%(a)
Aduro Biotech, Inc., CVR*(c)
(d)(e) 39 —
Cartesian Therapeutics, Inc.,
expiring 5/3/2024*(c)(d) 263 47
Chinook Therape, CVR*(c)(d) 118 —
Tobira Therapeutics, Inc.,
CVR*(c)(d) 10 —
Total Rights
(Cost 146) 47
Shares
Securities Lending Reinvestments (f) — 0.0% (a)
Investment Companies — 0.0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (g)
(Cost $44) 44 44
Principal
Amount
Short-Term Investments — 78.3%
Repurchase Agreements (h) — 9.5%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $2,688,945
(Cost $2,688,548) $ 2,688,548 2,688,548
Investments
Principal
Amount
Value
Repurchase Agreements (h) (continued)
U.S. Treasury Obligations — 68.8%
U.S. Treasury Bills
5.28%, 5/2/2024 (i) (Cost
$19,404,128)
$ 19,580,000 $ 19,413,795
Total Short-Term Investments
(Cost $22,092,676) 22,102,343
Total Investments — 96.6%
(Cost $26,122,393) 27,256,094
Other assets less liabilities — 3.4% 971,029
Net Assets — 100.0% $ 28,227,123
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Security fair valued as of February 29, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2024 amounted to $47, which
represents approximately 0.00% of net assets of the Fund.
(d) Illiquid security.
(e) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $0, collateralized in the form of cash with a value of
$44 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(f) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $44.
(g) Rate shown is the 7-day yield as of February 29, 2024.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(i) The rate shown was the current yield as of February 29, 2024.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust

HEDGE REPLICATION ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Futures Contracts Sold
Hedge Replication ETF had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
E-Mini Euro 35 3/18/2024 U.S. Dollar $ 2,365,781 $ 6,753
Swap Agreements
Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
251,898 3/6/2025
Morgan Stanley & Co.
International plc 5.78%
iShares
®
MSCI Emerging
Markets ETF (2,435)
(2,288,225) 11/14/2024 Societe Generale (5.68)% S&P 500
®
Total Return Index (423,121)
32,877 11/14/2024 Societe Generale 5.88%
Russell 2000
®
Total Return
Index (3,903)
1,142,908 3/6/2024 Societe Generale 5.28%
iShares
®
MSCI Emerging
Markets ETF 101,447
1,763,639 11/14/2024 Societe Generale 6.03% iShares
®
MSCI EAFE ETF 159,907
651,199 (165,670)
59,590 11/7/2024 UBS AG 5.33%
Russell 2000
®
Total Return
Index 3,111
361,192 11/6/2025 UBS AG 5.13%
iShares
®
MSCI Emerging
Markets ETF 13,604
1,160,490 4/8/2024 UBS AG 5.53% iShares
®
MSCI EAFE ETF 575,520
1,581,272 592,235
2,484,369 424,130
Total Unrealized
Appreciation
853,589
Total Unrealized
Depreciation
(429,459)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds — 95 .2%
Aerospace & Defense — 3.5%
Bombardier, Inc.
7.88%, 4/15/2027 (a) $ 980,000 $ 981,245
Rolls-Royce plc
5.75%, 10/15/2027 (a) 436,000 435,031
Spirit AeroSystems, Inc.
9.75%, 11/15/2030 (a) 395,000 423,174
TransDigm, Inc.
5.50%, 11/15/2027 1,684,000 1,626,400
6.63%, 3/1/2032 (a) 500,000 503,547
Triumph Group, Inc.
9.00%, 3/15/2028 (a) 463,000 484,087
4,453,484
Automobile Components — 2.0%
Allison Transmission, Inc.
3.75%, 1/30/2031 (a) 344,000 297,431
Clarios Global LP
8.50%, 5/15/2027 (a) 737,000 740,815
Icahn Enterprises LP
6.25%, 5/15/2026 821,000 800,065
5.25%, 5/15/2027 69,000 63,455
Tenneco, Inc.
8.00%, 11/17/2028 (a) 748,000 681,615
2,583,381
Automobiles — 0.3%
Aston Martin Capital Holdings Ltd.
10.50%, 11/30/2025 (a)(b) 356,000 360,890
Banks — 0.7%
UniCredit SpA
(USD ICE Swap Rate 5
Year + 4.91%), 7.30%,
4/2/2034 (a)(c) 576,000 587,533
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.75%),
5.46%, 6/30/2035 (a)(c) 300,000 276,993
864,526
Broadline Retail — 0.5%
NMG Holding Co., Inc.
7.13%, 4/1/2026 (a) 354,000 347,210
Rakuten Group, Inc.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.96%),
6.25%, 4/22/2031 (a)(c)(d) 421,000 301,015
648,225
Building Products — 2.5%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a) 398,000 349,638
Investments
Principal
Amount Value
Corporate Bonds (continued)
EMRLD Borrower LP
6.63%, 12/15/2030 (a) $ 809,000 $ 811,743
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a) 479,000 464,546
8.88%, 11/15/2031 (a) 628,000 664,924
Standard Industries, Inc.
4.38%, 7/15/2030 (a) 642,000 571,883
3.38%, 1/15/2031 (a) 374,000 309,894
3,172,628
Capital Markets — 0.4%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a) 384,000 324,381
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a) 246,000 231,210
555,591
Chemicals — 1.4%
Olympus Water US Holding Corp.
9.75%, 11/15/2028 (a)(b) 662,000 703,427
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a) 443,000 404,791
Tronox, Inc.
4.63%, 3/15/2029 (a) 332,000 293,859
WR Grace Holdings LLC
5.63%, 8/15/2029 (a) 370,000 324,502
1,726,579
Commercial Services & Supplies — 3.2%
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a) 985,000 982,405
GFL Environmental, Inc.
6.75%, 1/15/2031 (a) 286,000 292,526
Madison IAQ LLC
5.88%, 6/30/2029 (a) 410,000 366,251
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a) 1,023,000 962,626
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a) 883,000 875,376
Vericast Corp.
11.00%, 9/15/2026 (a) 522,000 547,562
4,026,746
Communications Equipment — 0.3%
CommScope, Inc.
4.75%, 9/1/2029 (a)(b) 495,000 342,788
Construction & Engineering — 0.4%
Brand Industrial Services, Inc.
10.38%, 8/1/2030 (a) 500,000 531,715
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a) 171,000 164,849
3.50%, 3/15/2029 (a) 711,000 633,480

HIGH YIELD-INTEREST RATE HEDGED :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Performance Food Group, Inc.
4.25%, 8/1/2029 (a) $ 993,000 $ 901,992
1,700,321
Containers & Packaging — 3.3%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029 (a) 424,000 344,349
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)(b) 372,000 343,185
Ball Corp.
6.00%, 6/15/2029 497,000 499,411
2.88%, 8/15/2030 293,000 248,057
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030 (a) 457,000 434,989
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a) 1,285,000 1,302,202
9.25%, 4/15/2027 (a) 334,000 324,808
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027 (a) 330,000 307,395
Trivium Packaging Finance BV
5.50%, 8/15/2026 (a)(e) 367,000 357,878
4,162,274
Diversified Consumer Services — 0.3%
Wand NewCo 3, Inc.
7.63%, 1/30/2032 (a) 350,000 358,740
Diversified REITs — 1.0%
Uniti Group LP
REIT, 10.50%, 2/15/2028
(a) 843,000 873,801
REIT, 6.50%, 2/15/2029
(a) 500,000 382,620
1,256,421
Diversified Telecommunication Services — 6.1%
Altice France SA
5.13%, 7/15/2029 (a) 889,000 671,258
5.50%, 10/15/2029 (a) 827,000 626,194
CCO Holdings LLC
4.75%, 3/1/2030 (a) 491,000 417,350
4.25%, 2/1/2031 (a) 1,942,000 1,562,816
Frontier Communications Holdings LLC
5.00%, 5/1/2028 (a) 52,000 48,125
8.75%, 5/15/2030 (a) 879,000 896,092
Iliad Holding SASU
6.50%, 10/15/2026 (a) 491,000 485,440
Intelsat Jackson Holdings SA
6.50%, 3/15/2030 (a) 1,144,000 1,064,357
Level 3 Financing, Inc.
4.25%, 7/1/2028 (a) 478,000 227,050
Lumen Technologies, Inc.
4.00%, 2/15/2027 (a) 406,000 244,449
Virgin Media Secured Finance plc
5.50%, 5/15/2029 (a) 353,000 330,758
Windstream Escrow LLC
7.75%, 8/15/2028 (a) 511,000 477,067
Investments
Principal
Amount Value
Corporate Bonds (continued)
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a)(b) $ 501,000 $ 417,082
6.13%, 3/1/2028 (a) 456,000 346,587
7,814,625
Electric Utilities — 2.2%
Electricite de France SA
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.41%),
9.13%, 3/15/2033 (a)(c)(d) 570,000 632,467
NRG Energy, Inc.
3.63%, 2/15/2031 (a) 456,000 382,985
PG&E Corp.
5.00%, 7/1/2028 (b) 64,000 61,043
5.25%, 7/1/2030 622,000 584,717
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a) 849,000 813,823
7.75%, 10/15/2031 (a) 300,000 310,543
2,785,578
Electrical Equipment — 0.3%
Sensata Technologies BV
4.00%, 4/15/2029 (a) 361,000 327,385
Energy Equipment & Services — 1.1%
Transocean, Inc.
8.75%, 2/15/2030 (a) 228,600 234,730
Valaris Ltd.
8.38%, 4/30/2030 (a) 506,000 518,841
Weatherford International Ltd.
8.63%, 4/30/2030 (a) 592,000 613,777
1,367,348
Entertainment — 0.6%
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a) 443,000 446,837
ROBLOX Corp.
3.88%, 5/1/2030 (a) 360,000 314,388
761,225
Financial Services — 3.6%
Block, Inc.
2.75%, 6/1/2026 633,000 590,475
GTCR W-2 Merger Sub LLC
7.50%, 1/15/2031 (a) 1,000,000 1,043,170
Jefferies Finance LLC
5.00%, 8/15/2028 (a) 316,000 284,184
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a) 394,000 360,609
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a) 335,000 293,963
Nationstar Mortgage Holdings, Inc.
7.13%, 2/1/2032 (a) 500,000 491,923
NCR Atleos Corp.
9.50%, 4/1/2029 (a) 550,000 581,787

FEBRUARY 29, 2024 (UNAUDITED) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Rocket Mortgage LLC
2.88%, 10/15/2026 (a) $ 165,000 $ 151,800
3.88%, 3/1/2031 (a) 932,000 796,860
4,594,771
Food Products — 1.0%
Darling Ingredients, Inc.
6.00%, 6/15/2030 (a) 336,000 331,095
Post Holdings, Inc.
4.63%, 4/15/2030 (a) 1,036,000 942,782
1,273,877
Ground Transportation — 1.0%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)(b) 419,000 429,508
Hertz Corp. (The)
5.00%, 12/1/2029 (a)(b) 366,000 278,526
Uber Technologies, Inc.
7.50%, 9/15/2027 (a) 250,000 255,743
4.50%, 8/15/2029 (a) 364,000 340,832
1,304,609
Health Care Equipment & Supplies — 2.1%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a) 521,000 491,772
Medline Borrower LP
3.88%, 4/1/2029 (a) 1,096,000 981,707
5.25%, 10/1/2029 (a) 1,239,000 1,146,059
2,619,538
Health Care Providers & Services — 5.0%
Community Health Systems, Inc.
5.63%, 3/15/2027 (a) 822,000 752,093
5.25%, 5/15/2030 (a) 576,000 459,572
DaVita, Inc.
4.63%, 6/1/2030 (a) 884,000 777,697
3.75%, 2/15/2031 (a) 687,000 564,596
LifePoint Health, Inc.
11.00%, 10/15/2030 (a) 477,000 504,568
Select Medical Corp.
6.25%, 8/15/2026 (a) 469,000 467,815
Star Parent, Inc.
9.00%, 10/1/2030 (a) 453,000 478,109
Tenet Healthcare Corp.
4.88%, 1/1/2026 919,000 918,095
6.13%, 10/1/2028 907,000 897,236
6.13%, 6/15/2030 500,000 495,176
6,314,957
Health Care REITs — 0.2%
MPT Operating Partnership LP
REIT, 3.50%, 3/15/2031 441,000 295,472
Health Care Technology — 0.4%
IQVIA, Inc.
5.00%, 5/15/2027 (a) 562,000 547,167
Investments
Principal
Amount Value
Corporate Bonds (continued)
Hotel & Resort REITs — 0.4%
Service Properties Trust
REIT, 8.63%, 11/15/2031
(a) $ 520,000 $ 549,132
Hotels, Restaurants & Leisure — 8.1%
1011778 BC ULC
3.88%, 1/15/2028 (a) 358,000 333,051
4.00%, 10/15/2030 (a) 1,062,000 933,248
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a) 1,562,000 1,600,214
Carnival Corp.
5.75%, 3/1/2027 (a) 1,093,000 1,079,329
4.00%, 8/1/2028 (a) 1,042,000 961,050
Cedar Fair LP
5.50%, 5/1/2025 (a) 362,000 360,797
Churchill Downs, Inc.
5.75%, 4/1/2030 (a) 500,000 480,642
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a) 324,000 294,017
6.75%, 1/15/2030 (a) 417,000 368,321
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/2032 (a) 674,000 575,772
Mohegan Tribal Gaming Authority
8.00%, 2/1/2026 (a) 486,000 458,055
NCL Corp. Ltd.
5.88%, 3/15/2026 (a) 761,000 744,258
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a) 530,000 573,200
5.50%, 4/1/2028 (a) 474,000 465,335
Wynn Resorts Finance LLC
7.13%, 2/15/2031 (a) 301,000 310,917
Yum! Brands, Inc.
3.63%, 3/15/2031 18,000 15,830
4.63%, 1/31/2032 862,000 791,313
10,345,349
Independent Power and Renewable Electricity Producers — 1.2%
Calpine Corp.
4.50%, 2/15/2028 (a) 623,000 586,929
5.13%, 3/15/2028 (a) 409,000 388,832
Talen Energy Supply LLC
8.63%, 6/1/2030 (a) 542,000 571,832
1,547,593
Insurance — 3.2%
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027 (a) 530,000 514,908
7.00%, 1/15/2031 (a) 498,000 494,778
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032 (a) 367,000 359,623
Howden UK Refinance plc
7.25%, 2/15/2031 (a) 370,000 370,463
HUB International Ltd.
7.25%, 6/15/2030 (a) 178,000 181,583
7.38%, 1/31/2032 (a) 1,350,000 1,354,277

HIGH YIELD-INTEREST RATE HEDGED :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
NFP Corp.
6.88%, 8/15/2028 (a) $ 827,000 $ 839,899
4,115,531
Machinery — 0.9%
Chart Industries, Inc.
7.50%, 1/1/2030 (a) 596,000 614,766
TK Elevator US Newco, Inc.
5.25%, 7/15/2027 (a) 549,000 527,340
1,142,106
Media — 9.7%
AMC Networks, Inc.
4.25%, 2/15/2029 440,000 284,900
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a) 705,000 660,168
7.50%, 6/1/2029 (a) 168,000 139,262
CMG Media Corp.
8.88%, 12/15/2027 (a) 353,000 236,388
CSC Holdings LLC
5.75%, 1/15/2030 (a) 1,261,000 734,242
4.63%, 12/1/2030 (a) 425,000 234,281
Directv Financing LLC
5.88%, 8/15/2027 (a) 1,413,000 1,333,675
DISH DBS Corp.
5.25%, 12/1/2026 (a) 1,284,000 1,028,805
DISH Network Corp.
11.75%, 11/15/2027 (a) 1,128,000 1,176,111
Gray Television, Inc.
5.38%, 11/15/2031 (a) 458,000 295,410
iHeartCommunications, Inc.
8.38%, 5/1/2027 370,000 222,463
News Corp.
3.88%, 5/15/2029 (a) 313,000 282,931
Nexstar Media, Inc.
5.63%, 7/15/2027 (a) 503,000 477,336
4.75%, 11/1/2028 (a)(b) 552,000 489,792
Paramount Global
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062 (c) 392,000 340,060
Radiate Holdco LLC
6.50%, 9/15/2028 (a) 343,000 166,998
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a) 1,101,000 991,887
3.88%, 9/1/2031 (a) 146,000 120,681
Stagwell Global LLC
5.63%, 8/15/2029 (a) 356,000 316,527
Sunrise FinCo. I BV
4.88%, 7/15/2031 (a) 519,000 457,820
TEGNA, Inc.
4.63%, 3/15/2028 (b) 735,000 663,337
5.00%, 9/15/2029 42,000 36,946
Univision Communications, Inc.
6.63%, 6/1/2027 (a) 862,000 835,720
8.00%, 8/15/2028 (a) 373,000 374,992
Investments
Principal
Amount Value
Corporate Bonds (continued)
VZ Secured Financing BV
5.00%, 1/15/2032 (a) $ 598,000 $ 512,270
12,413,002
Metals & Mining — 1.2%
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (a) 638,000 606,732
8.63%, 6/1/2031 (a) 399,000 381,051
Novelis Corp.
4.75%, 1/30/2030 (a) 624,000 569,892
1,557,675
Oil, Gas & Consumable Fuels — 8.3%
CITGO Petroleum Corp.
7.00%, 6/15/2025 (a) 359,000 358,150
8.38%, 1/15/2029 (a) 350,000 367,556
Civitas Resources, Inc.
8.38%, 7/1/2028 (a) 500,000 523,167
8.75%, 7/1/2031 (a) 481,000 511,527
Comstock Resources, Inc.
6.75%, 3/1/2029 (a) 449,000 413,721
CQP Holdco LP
5.50%, 6/15/2031 (a) 589,000 548,737
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a) 411,000 430,108
DT Midstream, Inc.
4.38%, 6/15/2031 (a) 873,000 785,990
EnLink Midstream LLC
6.50%, 9/1/2030 (a) 335,000 343,400
EQM Midstream Partners LP
4.75%, 1/15/2031 (a) 407,000 378,471
ITT Holdings LLC
6.50%, 8/1/2029 (a) 509,000 451,774
Kinetik Holdings LP
5.88%, 6/15/2030 (a) 256,000 249,461
New Fortress Energy, Inc.
6.75%, 9/15/2025 (a) 838,000 832,689
6.50%, 9/30/2026 (a) 261,000 252,401
NGL Energy Operating LLC
8.38%, 2/15/2032 (a) 491,000 498,752
Permian Resources Operating LLC
7.00%, 1/15/2032 (a) 300,000 308,027
Southwestern Energy Co.
5.38%, 3/15/2030 540,000 516,106
4.75%, 2/1/2032 340,000 308,845
Tullow Oil plc
10.25%, 5/15/2026 (a) 350,000 312,582
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a) 1,132,000 1,207,217
8.38%, 6/1/2031 (a) 922,000 932,576
10,531,257
Passenger Airlines — 3.5%
Air Canada
3.88%, 8/15/2026 (a) 403,000 381,650
American Airlines, Inc.
5.50%, 4/20/2026 (a) 1,019,250 1,009,949
5.75%, 4/20/2029 (a) 967,000 945,745

FEBRUARY 29, 2024 (UNAUDITED) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026 (a) $ 418,000 $ 394,488
United Airlines, Inc.
4.38%, 4/15/2026 (a) 471,000 453,330
4.63%, 4/15/2029 (a) 1,116,000 1,028,362
VistaJet Malta Finance plc
6.38%, 2/1/2030 (a)(b) 352,000 256,960
4,470,484
Pharmaceuticals — 2.0%
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a) 615,000 350,429
11.00%, 9/30/2028 (a) 594,000 391,387
Organon & Co.
4.13%, 4/30/2028 (a) 1,939,000 1,773,805
5.13%, 4/30/2031 (a) 3,000 2,571
2,518,192
Software — 4.9%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a)(b) 914,000 818,187
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a) 1,719,000 1,601,091
9.00%, 9/30/2029 (a) 976,000 910,895
McAfee Corp.
7.38%, 2/15/2030 (a) 716,000 631,913
NCR Voyix Corp.
5.13%, 4/15/2029 (a) 476,000 441,261
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a) 777,000 757,946
UKG, Inc.
6.88%, 2/1/2031 (a) 500,000 505,600
Veritas US, Inc.
7.50%, 9/1/2025 (a) 590,000 541,083
6,207,976
Specialized REITs — 1.4%
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030
(a) 211,000 197,423
REIT, 4.50%, 2/15/2031
(a) 700,000 619,101
SBA Communications Corp.
REIT, 3.88%, 2/15/2027 60,000 56,614
REIT, 3.13%, 2/1/2029 1,099,000 972,611
1,845,749
Specialty Retail — 2.2%
eG Global Finance plc
12.00%, 11/30/2028 (a) 300,000 316,725
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a) 415,000 372,716
Michaels Cos., Inc. (The)
7.88%, 5/1/2029 (a) 523,000 337,677
PetSmart, Inc.
4.75%, 2/15/2028 (a) 438,000 410,483
7.75%, 2/15/2029 (a) 393,000 388,323
Investments
Principal
Amount Value
Corporate Bonds (continued)
Staples, Inc.
7.50%, 4/15/2026 (a) $ 483,000 $ 464,336
10.75%, 4/15/2027 (a) 613,000 560,895
2,851,155
Trading Companies & Distributors — 2.6%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 5/1/2028 (a) 365,000 349,065
H&E Equipment Services, Inc.
3.88%, 12/15/2028 (a) 410,000 369,978
Herc Holdings, Inc.
5.50%, 7/15/2027 (a) 420,000 411,090
Imola Merger Corp.
4.75%, 5/15/2029 (a) 826,000 765,361
United Rentals North America, Inc.
3.88%, 2/15/2031 332,000 293,820
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a) 223,000 224,404
7.25%, 6/15/2028 (a) 845,000 861,993
3,275,711
Wireless Telecommunication Services — 0.9%
Vmed O2 UK Financing I plc
4.25%, 1/31/2031 (a) 561,000 475,795
4.75%, 7/15/2031 (a) 783,000 676,991
1,152,786
Total Corporate Bonds
(Cost $125,430,479) 121,274,559
Shares
Securities Lending Reinvestments (f) — 2 .6%
Investment Companies — 2 .6%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (g)
(Cost $3,316,505) 3,316,505 3,316,505
Principal
Amount
Short-Term Investments — 3 .0%
Repurchase Agreements (h) — 3 .0%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $3,776,213
(Cost $3,775,660) 3,775,660 3,775,660
Total Investments — 100.8%
(Cost $132,522,644) 128,366,724
Liabilities in excess of other assets — (0.8%) (959,614)
Net Assets — 100.0% $ 127,407,110

HIGH YIELD-INTEREST RATE HEDGED :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $3,665,607, collateralized in the form of cash with a value of $3,316,505 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $491,540 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
April 15, 2024 – August 15, 2049. The total value of collateral is
$3,808,045.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
February 29, 2024.
(d) Perpetual security. The rate reflected was the rate in effect on
February 29, 2024. The maturity date reflects the next call date.
(e) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of February 29, 2024.
(f) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $3,316,505.
(g) Rate shown is the 7-day yield as of February 29, 2024.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ICE Intercontinental Exchange
REIT Real Estate Investment Trust
USD United States Dollar
Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 281 6/18/2024 U.S. Dollar $ 31,032,937 $ (87,317)
U.S. Treasury 2 Year Note 200 6/28/2024 U.S. Dollar 40,950,000 (39,209)
U.S. Treasury 5 Year Note 470 6/28/2024 U.S. Dollar 50,245,938 (97,830)
$ (224,356)

FEBRUARY 29, 2024 (UNAUDITED) :: INFLATION EXPECTATIONS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RINF
::
Investments
Principal
Amount Value
Short-Term Investments — 94 .8%
Repurchase Agreements (a) — 94 .8%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $21,304,171
(Cost $21,301,037) $ 21,301,037 $ 21,301,037
Total Investments — 94.8%
(Cost $21,301,037) 21,301,037
Other assets less liabilities — 5.2% 1,171,852
Net Assets — 100.0% $ 22,472,889
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
3,446,062 12/10/2024 Citibank NA 4.98%
FTSE 30-Year TIPS
(
Treasury
Rate-Hedged
)
Index
(
long
exposure to 30-year Treasury
Bond inverse index
)
c
435,140
5,263,489 12/10/2024 Citibank NA 5.07%
FTSE 30-Year TIPS
(
Treasury
Rate-Hedged
)
Index
(
long
exposure to 30-year Treasury
Inflation-Protected Securities
(
TIPS
)
bond
)
c
(514,922)
8,709,551 (79,782)
17,164,201 11/6/2024 Societe Generale 5.42%
FTSE 30-Year TIPS
(
Treasury
Rate-Hedged
)
Index
(
long
exposure to 30-year Treasury
Inflation-Protected Securities
(
TIPS
)
bond
)
c
623,829
26,464,352 11/6/2024 Societe Generale 4.87%
FTSE 30-Year TIPS
(
Treasury
Rate-Hedged
)
Index
(
long
exposure to 30-year Treasury
Bond inverse index
)
c
(2,623,685)
43,628,553 (1,999,856)
52,338,104 (2,079,638)
Total Unrealized
Appreciation
1,058,969
Total Unrealized
Depreciation
(3,138,607)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_
TIPS_February.pdf.

INVESTMENT GRADE-INTEREST RATE HEDGED :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds — 93.2%
Aerospace & Defense — 1.3%
Lockheed Martin Corp.
4.07%, 12/15/2042 $ 1,062,000 $ 909,032
RTX Corp.
4.50%, 6/1/2042 3,117,000 2,727,610
3,636,642
Air Freight & Logistics — 0.5%
United Parcel Service, Inc.
6.20%, 1/15/2038 1,308,000 1,430,451
Automobiles — 2.2%
Ford Motor Co.
7.45%, 7/16/2031 (a) 1,459,000 1,572,141
4.75%, 1/15/2043 928,000 750,316
General Motors Co.
6.25%, 10/2/2043 1,843,000 1,852,373
5.20%, 4/1/2045 391,000 344,862
Mercedes-Benz Finance North America LLC
8.50%, 1/18/2031 1,341,000 1,629,132
6,148,824
Banks — 24.7%
Banco Santander SA
3.49%, 5/28/2030 (a) 1,406,000 1,260,266
6.92%, 8/8/2033 1,425,000 1,478,874
6.94%, 11/7/2033 1,200,000 1,307,438
Bank of America Corp.
6.11%, 1/29/2037 711,000 745,083
7.75%, 5/14/2038 1,374,000 1,652,209
5.88%, 2/7/2042 3,596,000 3,786,578
5.00%, 1/21/2044 578,000 554,169
Bank of America NA
6.00%, 10/15/2036 1,044,000 1,088,703
Bank of Nova Scotia (The)
4.85%, 2/1/2030 1,186,000 1,169,530
Barclays plc
5.25%, 8/17/2045 2,611,000 2,494,259
Citigroup, Inc.
6.63%, 6/15/2032 (a) 796,000 846,801
6.68%, 9/13/2043 2,771,000 3,055,563
4.75%, 5/18/2046 2,571,000 2,247,627
Cooperatieve Rabobank UA
5.25%, 5/24/2041 1,007,000 1,017,135
5.75%, 12/1/2043 1,151,000 1,157,414
5.25%, 8/4/2045 (a) 1,417,000 1,374,307
Fifth Third Bancorp
8.25%, 3/1/2038 887,000 1,051,204
HSBC Holdings plc
4.95%, 3/31/2030 815,000 798,841
6.50%, 5/2/2036 859,000 907,130
6.50%, 9/15/2037 (a) 2,894,000 3,054,880
5.25%, 3/14/2044 1,239,000 1,179,085
JPMorgan Chase & Co.
6.40%, 5/15/2038 2,552,000 2,845,043
Investments
Principal
Amount Value
Corporate Bonds (continued)
5.50%, 10/15/2040 $ 4,900,000 $ 5,009,073
4.95%, 6/1/2045 98,000 91,958
Lloyds Banking Group plc
4.34%, 1/9/2048 1,294,000 1,017,699
Mitsubishi UFJ Financial Group, Inc.
2.56%, 2/25/2030 500,000 432,722
2.05%, 7/17/2030 1,951,000 1,618,207
3.75%, 7/18/2039 (a) 1,061,000 903,828
Mizuho Financial Group, Inc.
2.56%, 9/13/2031 882,000 715,154
Royal Bank of Canada
2.30%, 11/3/2031 3,345,000 2,736,146
5.00%, 2/1/2033 1,212,000 1,191,171
5.15%, 2/1/2034 550,000 540,489
Sumitomo Mitsui Financial Group, Inc.
5.71%, 1/13/2030 1,553,000 1,591,608
2.75%, 1/15/2030 (a) 1,261,000 1,101,336
2.13%, 7/8/2030 1,782,000 1,482,471
2.22%, 9/17/2031 (a) 367,000 297,662
5.77%, 1/13/2033 (a) 644,000 664,630
6.18%, 7/13/2043 1,243,000 1,360,988
Toronto-Dominion Bank (The)
3.20%, 3/10/2032 2,354,000 2,055,114
4.46%, 6/8/2032 938,000 893,827
Wells Fargo & Co.
5.61%, 1/15/2044 3,731,000 3,653,781
4.65%, 11/4/2044 819,000 706,714
3.90%, 5/1/2045 233,000 186,323
4.90%, 11/17/2045 2,434,000 2,156,212
4.75%, 12/7/2046 585,000 506,077
Wells Fargo Bank NA
6.60%, 1/15/2038 361,000 388,721
Westpac Banking Corp.
2.15%, 6/3/2031 (a) 791,000 655,357
4.42%, 7/24/2039 199,000 172,556
2.96%, 11/16/2040 365,000 249,203
3.13%, 11/18/2041 (a) 2,424,000 1,676,271
69,127,437
Beverages — 2.9%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042 1,312,000 1,254,208
Coca-Cola Co. (The)
3.45%, 3/25/2030 1,035,000 965,945
1.65%, 6/1/2030 2,943,000 2,461,411
1.38%, 3/15/2031 12,000 9,603
2.25%, 1/5/2032 1,333,000 1,122,200
2.50%, 6/1/2040 200,000 142,784
3.00%, 3/5/2051 1,102,000 775,005
2.50%, 3/15/2051 644,000 402,306
Molson Coors Beverage Co.
5.00%, 5/1/2042 1,017,000 946,604
8,080,066
Biotechnology — 0.8%
AbbVie, Inc.
4.40%, 11/6/2042 2,395,000 2,146,479

FEBRUARY 29, 2024 (UNAUDITED) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Capital Markets — 6.7%
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 $ 1,036,000 $ 1,125,215
6.25%, 2/1/2041 (a) 4,704,000 5,060,325
5.15%, 5/22/2045 1,989,000 1,899,047
Jefferies Financial Group, Inc.
4.15%, 1/23/2030 892,000 831,353
Morgan Stanley
6.38%, 7/24/2042 840,000 934,022
4.38%, 1/22/2047 5,475,000 4,720,879
Nomura Holdings, Inc.
3.10%, 1/16/2030 1,094,000 959,614
2.68%, 7/16/2030 1,161,000 980,877
2.61%, 7/14/2031 868,000 713,184
UBS Group AG
4.88%, 5/15/2045 1,652,000 1,516,651
18,741,167
Communications Equipment — 1.3%
Cisco Systems, Inc.
5.90%, 2/15/2039 3,274,000 3,510,932
Consumer Finance — 2.3%
Ally Financial, Inc.
8.00%, 11/1/2031 1,734,000 1,904,696
American Express Co.
4.05%, 12/3/2042 975,000 838,584
John Deere Capital Corp.
4.70%, 6/10/2030 493,000 488,726
Series I, 5.15%, 9/8/2033
(a) 1,178,000 1,197,481
Toyota Motor Credit Corp.
3.38%, 4/1/2030 1,078,000 990,906
5.55%, 11/20/2030 (a) 863,000 891,030
6,311,423
Consumer Staples Distribution & Retail — 1.1%
Target Corp.
4.00%, 7/1/2042 (a) 921,000 796,359
Walmart, Inc.
5.25%, 9/1/2035 103,000 106,718
6.50%, 8/15/2037 1,861,000 2,133,784
3,036,861
Diversified Telecommunication Services — 5.2%
Sprint Capital Corp.
8.75%, 3/15/2032 1,838,000 2,219,751
Telefonica Emisiones SA
7.05%, 6/20/2036 1,815,000 2,001,702
5.21%, 3/8/2047 2,223,000 1,998,793
4.90%, 3/6/2048 1,045,000 897,111
Verizon Communications, Inc.
4.50%, 8/10/2033 1,548,000 1,460,470
4.27%, 1/15/2036 215,000 195,124
5.25%, 3/16/2037 215,000 214,722
4.81%, 3/15/2039 2,055,000 1,921,279
Investments
Principal
Amount Value
Corporate Bonds (continued)
4.86%, 8/21/2046 (a) $ 503,000 $ 462,155
4.52%, 9/15/2048 3,765,000 3,293,103
14,664,210
Electric Utilities — 0.6%
Duke Energy Florida LLC
6.40%, 6/15/2038 800,000 864,710
Georgia Power Co.
4.30%, 3/15/2042 985,000 842,046
1,706,756
Electrical Equipment — 0.3%
Eaton Corp.
4.15%, 11/2/2042 869,000 755,877
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC
5.13%, 9/15/2040 984,000 956,319
Entertainment — 1.7%
Walt Disney Co. (The)
3.80%, 3/22/2030 1,659,000 1,565,519
2.65%, 1/13/2031 (a) 2,518,000 2,189,353
6.65%, 11/15/2037 (a) 867,000 981,499
4,736,371
Financial Services — 3.2%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043 (a) 1,036,000 979,167
Shell International Finance BV
4.13%, 5/11/2035 1,374,000 1,272,349
6.38%, 12/15/2038 1,975,000 2,201,468
4.55%, 8/12/2043 1,327,000 1,204,115
4.00%, 5/10/2046 665,000 546,647
3.75%, 9/12/2046 3,541,000 2,795,371
8,999,117
Food Products — 0.8%
Kraft Heinz Foods Co.
5.00%, 6/4/2042 1,278,000 1,180,894
Unilever Capital Corp.
5.90%, 11/15/2032 973,000 1,036,497
2,217,391
Health Care Equipment & Supplies — 1.1%
Medtronic, Inc.
4.38%, 3/15/2035 1,052,000 992,264
4.63%, 3/15/2045 2,330,000 2,161,366
3,153,630
Health Care Providers & Services — 2.2%
Ascension Health
3.95%, 11/15/2046 (a) 1,275,000 1,072,429
Elevance Health, Inc.
4.65%, 1/15/2043 (a) 904,000 817,459

INVESTMENT GRADE-INTEREST RATE HEDGED :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
UnitedHealth Group, Inc.
2.00%, 5/15/2030 $ 1,138,000 $ 955,752
4.63%, 7/15/2035 1,466,000 1,414,119
6.88%, 2/15/2038 1,160,000 1,346,238
4.75%, 7/15/2045 750,000 692,273
6,298,270
Household Products — 1.1%
Procter & Gamble Co. (The)
3.00%, 3/25/2030 1,349,000 1,234,054
1.20%, 10/29/2030 1,794,000 1,443,229
1.95%, 4/23/2031 (a) 515,000 433,175
3,110,458
Industrial Conglomerates — 0.8%
GE Capital International Funding Co. Unlimited
Co.
4.42%, 11/15/2035 1,059,000 991,708
General Electric Co.
6.75%, 3/15/2032 (a) 1,088,000 1,207,570
2,199,278
Insurance — 1.1%
MetLife, Inc.
5.70%, 6/15/2035 798,000 824,715
4.88%, 11/13/2043 1,675,000 1,541,382
4.05%, 3/1/2045 8,000 6,588
Prudential Funding Asia plc
3.13%, 4/14/2030 (a) 841,000 749,054
3,121,739
IT Services — 1.7%
International Business Machines Corp.
4.15%, 5/15/2039 27,000 23,525
4.00%, 6/20/2042 1,441,000 1,201,839
4.25%, 5/15/2049 4,162,000 3,482,716
4,708,080
Machinery — 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042 1,501,000 1,252,270
Media — 2.9%
Comcast Corp.
4.25%, 1/15/2033 1,499,000 1,403,752
Paramount Global
6.88%, 4/30/2036 444,000 408,339
4.38%, 3/15/2043 2,304,000 1,540,760
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 1,037,000 1,150,263
Time Warner Cable LLC
6.55%, 5/1/2037 1,626,000 1,530,493
7.30%, 7/1/2038 326,000 324,911
6.75%, 6/15/2039 1,976,000 1,863,283
8,221,801
Investments
Principal
Amount Value
Corporate Bonds (continued)
Metals & Mining — 3.4%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042 $ 4,000 $ 3,445
5.00%, 9/30/2043 2,937,000 2,806,806
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 943,000 931,526
Southern Copper Corp.
6.75%, 4/16/2040 (a) 1,844,000 2,025,671
5.25%, 11/8/2042 100,000 94,027
5.88%, 4/23/2045 (a) 1,248,000 1,241,203
Vale Overseas Ltd.
6.88%, 11/21/2036 2,183,000 2,330,195
9,432,873
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 1,555,000 1,640,972
Oil, Gas & Consumable Fuels — 6.0%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038 517,000 530,970
CNOOC Petroleum North America ULC
6.40%, 5/15/2037 995,000 1,097,950
ConocoPhillips
6.50%, 2/1/2039 1,485,000 1,669,911
Ecopetrol SA
5.88%, 5/28/2045 1,772,000 1,312,526
Hess Corp.
5.60%, 2/15/2041 1,036,000 1,042,824
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 1,663,000 1,799,211
Kinder Morgan, Inc.
7.75%, 1/15/2032 451,000 507,620
Occidental Petroleum Corp.
6.45%, 9/15/2036 1,594,000 1,679,949
Phillips 66
5.88%, 5/1/2042 1,292,000 1,331,627
Suncor Energy, Inc.
6.50%, 6/15/2038 1,094,000 1,144,567
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 2,204,000 2,261,600
Valero Energy Corp.
6.63%, 6/15/2037 1,159,000 1,243,597
Williams Cos., Inc. (The)
6.30%, 4/15/2040 1,056,000 1,098,366
16,720,718
Pharmaceuticals — 6.3%
AstraZeneca plc
6.45%, 9/15/2037 (a) 842,000 948,460
4.00%, 9/18/2042 3,828,000 3,262,336
4.38%, 11/16/2045 300,000 265,152
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 2,385,000 2,671,012
Johnson & Johnson
5.95%, 8/15/2037 843,000 929,736

FEBRUARY 29, 2024 (UNAUDITED) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Merck & Co., Inc.
4.15%, 5/18/2043 $ 1,264,000 $ 1,103,628
Novartis Capital Corp.
4.40%, 5/6/2044 1,725,000 1,573,449
Pfizer, Inc.
4.00%, 12/15/2036 (a) 3,098,000 2,780,165
7.20%, 3/15/2039 3,100,000 3,680,526
4.40%, 5/15/2044 46,000 41,376
Wyeth LLC
5.95%, 4/1/2037 400,000 427,052
17,682,892
Software — 1.5%
Oracle Corp.
6.50%, 4/15/2038 3,847,000 4,105,522
Specialty Retail — 1.1%
Home Depot, Inc. (The)
5.88%, 12/16/2036 2,770,000 2,951,814
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.
3.85%, 5/4/2043 200,000 171,146
4.45%, 5/6/2044 395,000 369,287
3.45%, 2/9/2045 5,357,000 4,251,174
4.38%, 5/13/2045 1,563,000 1,426,036
HP, Inc.
6.00%, 9/15/2041 (a) 1,086,000 1,112,850
7,330,493
Tobacco — 1.4%
Altria Group, Inc.
5.38%, 1/31/2044 1,775,000 1,724,313
Philip Morris International, Inc.
6.38%, 5/16/2038 1,317,000 1,420,094
4.25%, 11/10/2044 931,000 767,303
3,911,710
Wireless Telecommunication Services — 3.1%
America Movil SAB de CV
6.13%, 3/30/2040 1,801,000 1,893,485
4.38%, 7/16/2042 (a) 892,000 771,864
Telefonica Europe BV
8.25%, 9/15/2030 1,012,000 1,150,981
Vodafone Group plc
6.15%, 2/27/2037 (a) 3,082,000 3,219,157
4.88%, 6/19/2049 250,000 216,680
4.25%, 9/17/2050 1,938,000 1,520,856
8,773,023
Total Corporate Bonds
(Cost $259,443,297) 260,821,866
Investments
Principal
Amount Value
Asset-Backed Securities - 0.4%
United Airlines Pass-Through Trust
Series 2023-1, Class A,
5.80%, 1/15/2036
(Cost $1,242,594) $ 1,223,000 $ 1,239,125
Shares
Securities Lending Reinvestments (b) — 2.9%
Investment Companies — 2.9%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (c)
(Cost $8,014,653) 8,014,653 8,014,653
Principal
Amount
Short-Term Investments — 0.8%
Repurchase Agreements (d) — 0.8%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $2,282,145
(Cost $2,281,808) 2,281,808 2,281,808
Total Investments — 97.3%
(Cost $270,982,352) 272,357,452
Other assets less liabilities — 2.7% 7,454,405
Net Assets — 100.0% $ 279,811,857
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $7,657,391, collateralized in the form of cash with a value of $8,014,653 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $8,014,653.
(c) Rate shown is the 7-day yield as of February 29, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

INVESTMENT GRADE-INTEREST RATE HEDGED :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 704 6/18/2024 U.S. Dollar $ 77,748,000 $ (219,663)
U.S. Treasury Long Bond 1,272 6/18/2024 U.S. Dollar 151,686,000 (797,441)
U.S. Treasury Ultra Bond 209 6/18/2024 U.S. Dollar 26,725,875 (197,290)
$ (1,214,394)

FEBRUARY 29, 2024 (UNAUDITED) :: K-1 FREE CRUDE OIL STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OILK
::
Investments
Principal
Amount Value
Short-Term Investments — 84 .4%
Repurchase Agreements (a) — 84 .4%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $110,307,385
(Cost $110,291,161) $ 110,291,161 $ 110,291,161
Total Investments — 84.4%
(Cost $110,291,161) 110,291,161
Other assets less liabilities — 15.6% 20,333,814
Net Assets — 100.0% $ 130,624,975
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
WTI Crude Oil 550 4/22/2024 U.S. Dollar $ 42,597,500 $ 2,552,362
WTI Crude Oil 576 5/21/2024 U.S. Dollar 44,242,560 2,211,168
WTI Crude Oil 598 11/20/2024 U.S. Dollar 43,731,740 (1,499,678)
$ 3,263,852

LARGE CAP CORE PLUS :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments Shares Value
Common Stocks (a) — 93 .0%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc. 22,318 $ 1,485,263
Huntington Ingalls Industries,
Inc. 4,520 1,318,122
Lockheed Martin Corp. 4,253 1,821,305
Textron, Inc. 14,661 1,305,855
5,930,545
Air Freight & Logistics — 0.4%
FedEx Corp. 6,119 1,523,447
Automobile Components — 0.5%
Aptiv plc* 16,084 1,278,517
BorgWarner, Inc. 22,806 709,951
1,988,468
Automobiles — 1.3%
Ford Motor Co. 60,186 748,714
General Motors Co. 39,593 1,622,521
Tesla, Inc.* 14,666 2,960,772
5,332,007
Banks — 2.6%
Bank of America Corp. 41,127 1,419,704
Citizens Financial Group, Inc. 30,525 958,180
Comerica, Inc. 13,533 668,259
Fifth Third Bancorp 35,968 1,235,141
Huntington Bancshares, Inc. 73,328 956,197
JPMorgan Chase & Co. 13,597 2,529,858
M&T Bank Corp. 9,057 1,265,625
Regions Financial Corp. 8,457 157,554
Truist Financial Corp. 11,653 407,622
Wells Fargo & Co. 10,032 557,679
Zions Bancorp NA 21,828 860,678
11,016,497
Beverages — 0.9%
Coca-Cola Co. (The) 13,215 793,164
Molson Coors Beverage Co.,
Class
a
B 20,885 1,303,642
Monster Beverage Corp.* 13,414 792,768
PepsiCo, Inc. 4,792 792,309
3,681,883
Biotechnology — 1.4%
AbbVie, Inc. 12,023 2,116,649
Amgen, Inc. 497 136,094
Biogen, Inc.* 2,357 511,445
Gilead Sciences, Inc. 20,609 1,485,909
Incyte Corp.* 21,720 1,267,579
Vertex Pharmaceuticals, Inc.* 468 196,906
5,714,582
Broadline Retail — 2.6%
Amazon.com, Inc.* 56,627 10,009,389
eBay, Inc. 18,687 883,521
10,892,910
Investments Shares Value
Common Stocks (a) (continued)
Building Products — 0.6%
A O Smith Corp. 3,752 $ 311,041
Allegion plc 3,667 468,899
Trane Technologies plc 5,854 1,650,652
2,430,592
Capital Markets — 2.7%
Bank of New York Mellon Corp.
(The) 22,192 1,244,749
Cboe Global Markets, Inc. 7,048 1,353,216
CME Group, Inc. 8,177 1,801,802
Franklin Resources, Inc. 33,186 910,956
Invesco Ltd. 35,254 543,264
MarketAxess Holdings, Inc. 4,032 860,469
MSCI, Inc., Class
a
A 1,079 605,287
Nasdaq, Inc. 21,254 1,194,475
Northern Trust Corp. 16,195 1,330,095
State Street Corp. 16,878 1,244,415
11,088,728
Chemicals — 1.3%
Air Products and Chemicals,
Inc. 4,270 999,351
Albemarle Corp. 6,864 946,202
Celanese Corp., Class
a
A 5,444 827,325
Eastman Chemical Co. 14,901 1,307,414
Linde plc 777 348,733
PPG Industries, Inc. 7,986 1,130,817
5,559,842
Commercial Services & Supplies — 0.6%
Copart, Inc.* 2,935 155,995
Republic Services, Inc., Class
a
A 7,913 1,452,827
Rollins, Inc. 23,286 1,026,214
2,635,036
Communications Equipment — 1.4%
Arista Networks, Inc.* 4,074 1,130,698
Cisco Systems, Inc. 51,268 2,479,833
F5, Inc.* 6,785 1,270,288
Motorola Solutions, Inc. 2,223 734,457
5,615,276
Consumer Finance — 0.4%
Capital One Financial Corp. 6,551 901,483
Synchrony Financial 21,250 877,625
1,779,108
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp. 1,447 1,076,409
Kroger Co. (The) 30,793 1,527,641
Sysco Corp. 7,348 594,968
Target Corp. 10,963 1,676,462
Walgreens Boots Alliance, Inc. 51,862 1,102,586
Walmart, Inc. 9,435 552,985
6,531,051

FEBRUARY 29, 2024 (UNAUDITED) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments Shares Value
Common Stocks (a) (continued)
Containers & Packaging — 0.6%
International Paper Co. 27,819 $ 983,680
Packaging Corp. of America 5,380 974,802
Westrock Co. 14,914 675,455
2,633,937
Distributors — 0.3%
Genuine Parts Co. 4,957 739,882
LKQ Corp. 11,238 587,635
1,327,517
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class
a
B 772 542,199
Diversified Telecommunication Services — 0.2%
AT&T, Inc. 40,330 682,787
Verizon Communications, Inc. 5,602 224,192
906,979
Electric Utilities — 1.7%
Alliant Energy Corp. 15,080 720,070
Constellation Energy Corp. 1,301 219,153
Edison International 14,632 995,269
Entergy Corp. 11,791 1,197,612
Eversource Energy 18,066 1,060,474
FirstEnergy Corp. 10,986 402,198
PG&E Corp. 64,703 1,079,893
Pinnacle West Capital Corp. 6,754 461,501
Xcel Energy, Inc. 19,945 1,050,902
7,187,072
Electrical Equipment — 0.8%
AMETEK, Inc. 8,615 1,552,251
Eaton Corp. plc 3,757 1,085,773
Emerson Electric Co. 4,418 472,063
Rockwell Automation, Inc. 595 169,623
3,279,710
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class
a
A 15,326 1,674,212
Keysight Technologies, Inc.* 8,539 1,317,568
TE Connectivity Ltd. 2,680 384,741
Teledyne Technologies, Inc.* 432 184,580
Trimble, Inc.* 3,032 185,528
3,746,629
Energy Equipment & Services — 1.1%
Baker Hughes Co., Class
a
A 47,207 1,396,855
Halliburton Co. 39,903 1,399,398
Schlumberger NV 34,717 1,677,873
4,474,126
Entertainment — 0.5%
Electronic Arts, Inc. 10,237 1,427,857
Live Nation Entertainment, Inc.* 2,823 273,774
Walt Disney Co. (The) 1,472 164,246
1,865,877
Investments Shares Value
Common Stocks (a) (continued)
Financial Services — 3.2%
Berkshire Hathaway, Inc.,
Class
a
B* 15,580 $ 6,378,452
Jack Henry & Associates, Inc. 3,148 547,028
Mastercard, Inc., Class
a
A 3,267 1,551,041
PayPal Holdings, Inc.* 10,227 617,097
Visa, Inc., Class
a
A 15,258 4,312,521
13,406,139
Food Products — 2.4%
Archer-Daniels-Midland Co. 16,631 883,272
Bunge Global SA 14,318 1,351,190
Campbell Soup Co. 15,714 670,045
Conagra Brands, Inc. 34,771 976,370
Hershey Co. (The) 5,581 1,048,781
Hormel Foods Corp. 8,558 302,269
J M Smucker Co. (The) 6,929 832,658
Kellanova 13,810 761,621
Kraft Heinz Co. (The) 15,450 545,076
Lamb Weston Holdings, Inc. 12,670 1,295,001
McCormick & Co., Inc.
(Non-Voting) 3,244 223,382
Tyson Foods, Inc., Class
a
A 23,712 1,286,139
10,175,804
Gas Utilities — 0.2%
Atmos Energy Corp. 8,398 948,218
Ground Transportation — 0.3%
CSX Corp. 32,452 1,231,229
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories 2,244 266,228
Baxter International, Inc. 10,673 436,739
Dexcom, Inc.* 5,770 663,954
GE HealthCare Technologies,
Inc. 11,449 1,045,065
Hologic, Inc.* 5,488 405,014
IDEXX Laboratories, Inc.* 2,610 1,501,350
Insulet Corp.* 3,492 572,688
Intuitive Surgical, Inc.* 1,021 393,698
Medtronic plc 13,313 1,109,772
ResMed, Inc. 5,026 873,117
STERIS plc 2,934 683,358
Stryker Corp. 2,105 734,792
Teleflex, Inc. 3,164 704,907
9,390,682
Health Care Providers & Services — 3.9%
Cardinal Health, Inc. 12,752 1,427,969
Cencora, Inc. 6,072 1,430,563
Centene Corp.* 19,333 1,516,287
Cigna Group (The) 5,567 1,871,291
CVS Health Corp. 22,007 1,636,661
Elevance Health, Inc. 2,682 1,344,352
HCA Healthcare, Inc. 2,030 632,751
Humana, Inc. 3,324 1,164,464

LARGE CAP CORE PLUS :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments Shares Value
Common Stocks (a) (continued)
McKesson Corp. 3,107 $ 1,620,021
Molina Healthcare, Inc.* 2,433 958,383
UnitedHealth Group, Inc. 4,521 2,231,566
Universal Health Services, Inc.,
Class
a
B 2,427 405,455
16,239,763
Health Care REITs — 0.2%
Welltower, Inc., REIT 8,487 782,162
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.,
REIT 63,301 1,312,863
Hotels, Restaurants & Leisure — 3.3%
Airbnb, Inc., Class
a
A* 10,689 1,683,197
Caesars Entertainment, Inc.* 23,542 1,023,371
Carnival Corp.* 75,196 1,192,609
Darden Restaurants, Inc. 5,316 907,494
Hilton Worldwide Holdings, Inc. 7,743 1,582,050
Las Vegas Sands Corp. 24,698 1,346,535
Marriott International, Inc.,
Class
a
A 2,944 735,617
McDonald's Corp. 1,897 554,455
Norwegian Cruise Line Holdings
Ltd.* 20,988 406,957
Royal Caribbean Cruises Ltd.* 11,449 1,412,234
Starbucks Corp. 19,028 1,805,757
Wynn Resorts Ltd. 12,370 1,301,324
13,951,600
Household Durables — 1.4%
DR Horton, Inc. 9,334 1,394,873
Garmin Ltd. 7,551 1,037,130
Lennar Corp., Class
a
A 9,005 1,427,382
PulteGroup, Inc. 12,227 1,325,162
Whirlpool Corp. 6,984 750,012
5,934,559
Household Products — 0.9%
Church & Dwight Co., Inc. 2,461 246,395
Clorox Co. (The) 8,373 1,283,664
Kimberly-Clark Corp. 4,934 597,853
Procter & Gamble Co. (The) 11,156 1,773,135
3,901,047
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 76,298 1,159,730
Industrial Conglomerates — 0.9%
3M Co. 14,525 1,338,043
General Electric Co. 15,662 2,457,211
3,795,254
Industrial REITs — 0.4%
Prologis, Inc., REIT 12,649 1,685,732
Investments Shares Value
Common Stocks (a) (continued)
Insurance — 3.3%
Allstate Corp. (The) 9,186 $ 1,465,351
Arch Capital Group Ltd.* 16,399 1,436,388
Assurant, Inc. 7,014 1,272,690
Brown & Brown, Inc. 16,438 1,384,244
Cincinnati Financial Corp. 12,063 1,375,182
Everest Group Ltd. 3,336 1,230,584
Globe Life, Inc. 1,453 184,429
Hartford Financial Services
Group, Inc. (The) 15,101 1,447,280
Loews Corp. 16,868 1,267,293
Marsh & McLennan Cos., Inc. 786 158,984
Prudential Financial, Inc. 10,954 1,193,877
Travelers Cos., Inc. (The) 2,746 606,756
Willis Towers Watson plc 2,054 559,941
13,582,999
Interactive Media & Services — 3.9%
Alphabet, Inc., Class
a
A* 33,319 4,613,349
Alphabet, Inc., Class
a
C* 26,935 3,764,974
Match Group, Inc.* 26,362 950,086
Meta Platforms, Inc., Class
a
A 13,889 6,807,416
16,135,825
IT Services — 1.0%
Accenture plc, Class
a
A 2,945 1,103,727
Akamai Technologies, Inc.* 5,240 581,221
Cognizant Technology Solutions
Corp., Class
a
A 9,921 783,957
EPAM Systems, Inc.* 655 199,382
International Business Machines
Corp. 794 146,914
VeriSign, Inc.* 6,138 1,198,690
4,013,891
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc. 10,893 1,496,263
Bio-Techne Corp. 3,872 284,863
Charles River Laboratories
International, Inc.* 4,290 1,090,475
IQVIA Holdings, Inc.* 5,238 1,294,624
Mettler-Toledo International,
Inc.* 1,094 1,364,459
Thermo Fisher Scientific, Inc. 657 374,608
Waters Corp.* 581 196,041
West Pharmaceutical Services,
Inc. 3,273 1,172,912
7,274,245
Machinery — 3.0%
Caterpillar, Inc. 1,305 435,818
IDEX Corp. 5,769 1,360,907
Ingersoll Rand, Inc. 16,603 1,516,352
Otis Worldwide Corp. 15,600 1,486,680
PACCAR, Inc. 14,755 1,636,182
Parker-Hannifin Corp. 2,386 1,277,584
Pentair plc 15,002 1,167,006
Snap-on, Inc. 4,179 1,151,983
Stanley Black & Decker, Inc. 14,094 1,258,453

FEBRUARY 29, 2024 (UNAUDITED) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments Shares Value
Common Stocks (a) (continued)
Xylem, Inc. 10,171 $ 1,292,225
12,583,190
Media — 0.9%
Comcast Corp., Class
a
A 23,347 1,000,419
Fox Corp., Class
a
A 26,001 774,570
Interpublic Group of Cos., Inc.
(The) 17,537 550,662
News Corp., Class
a
A 19,368 520,612
Omnicom Group, Inc. 11,483 1,014,982
3,861,245
Metals & Mining — 0.2%
Nucor Corp. 2,513 483,250
Steel Dynamics, Inc. 2,257 302,032
785,282
Multi-Utilities — 1.3%
CenterPoint Energy, Inc. 34,733 955,158
Dominion Energy, Inc. 14,390 688,274
DTE Energy Co. 3,266 353,871
NiSource, Inc. 39,904 1,039,898
Public Service Enterprise Group,
Inc. 23,280 1,452,672
Sempra 10,075 711,295
5,201,168
Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp. 4,977 756,554
Devon Energy Corp. 3,533 155,664
Diamondback Energy, Inc. 8,759 1,598,693
Exxon Mobil Corp. 20,360 2,128,027
Kinder Morgan, Inc. 21,064 366,303
ONEOK, Inc. 20,088 1,509,011
Targa Resources Corp. 14,962 1,469,867
Williams Cos., Inc. (The) 38,408 1,380,383
9,364,502
Passenger Airlines — 0.9%
American Airlines Group, Inc.* 82,887 1,299,668
Delta Air Lines, Inc. 25,578 1,081,182
United Airlines Holdings, Inc.* 30,580 1,391,084
3,771,934
Personal Care Products — 0.0%(b)
Kenvue, Inc. 7,546 143,374
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co. 37,475 1,901,856
Eli Lilly & Co. 3,830 2,886,594
Johnson & Johnson 11,853 1,912,837
Merck & Co., Inc. 10,091 1,283,071
Pfizer, Inc. 25,777 684,637
Viatris, Inc. 107,989 1,335,824
Zoetis, Inc., Class
a
A 3,794 752,464
10,757,283
Investments Shares Value
Common Stocks (a) (continued)
Professional Services — 0.7%
Broadridge Financial Solutions,
Inc. 2,406 $ 489,813
Jacobs Solutions, Inc. 1,047 153,543
Leidos Holdings, Inc. 8,269 1,057,274
Paychex, Inc. 2,246 275,405
Paycom Software, Inc. 5,920 1,079,749
3,055,784
Residential REITs — 1.6%
AvalonBay Communities, Inc.,
REIT 7,021 1,242,928
Camden Property Trust, REIT 10,023 946,973
Equity Residential, REIT 22,266 1,340,636
Invitation Homes, Inc., REIT 37,423 1,275,002
Mid-America Apartment
Communities, Inc., REIT 7,916 994,883
UDR, Inc., REIT 28,103 997,656
6,798,078
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 2,921 294,583
Simon Property Group, Inc.,
REIT 3,670 543,674
838,257
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.* 4,307 829,227
Applied Materials, Inc. 3,998 806,077
Broadcom, Inc. 3,925 5,104,423
First Solar, Inc.* 2,801 431,046
Intel Corp. 25,239 1,086,539
Microchip Technology, Inc. 15,439 1,299,037
NVIDIA Corp. 18,537 14,664,991
ON Semiconductor Corp.* 12,653 998,575
Skyworks Solutions, Inc. 11,931 1,251,801
26,471,716
Software — 8.4%
Adobe, Inc.* 1,741 975,447
ANSYS, Inc.* 1,239 414,037
Autodesk, Inc.* 4,571 1,180,095
Cadence Design Systems, Inc.* 5,741 1,747,446
Fortinet, Inc.* 20,982 1,450,066
Gen Digital, Inc. 28,893 620,910
Intuit, Inc. 1,734 1,149,451
Microsoft Corp. 48,265 19,964,335
Oracle Corp. 1,244 138,930
Palo Alto Networks, Inc.* 4,802 1,491,261
PTC, Inc.* 824 150,800
Salesforce, Inc.* 10,178 3,143,170
ServiceNow, Inc.* 1,355 1,045,166
Synopsys, Inc.* 3,151 1,807,823
35,278,937
Specialized REITs — 1.1%
Digital Realty Trust, Inc., REIT 7,600 1,115,756

LARGE CAP CORE PLUS :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments Shares Value
Common Stocks (a) (continued)
Public Storage, REIT 4,759 $ 1,350,937
VICI Properties, Inc., Class
a
A,
REIT 24,813 742,653
Weyerhaeuser Co., REIT 34,984 1,202,750
4,412,096
Specialty Retail — 1.1%
Best Buy Co., Inc. 12,904 1,043,675
Home Depot, Inc. (The) 3,675 1,398,742
Lowe's Cos., Inc. 658 158,361
TJX Cos., Inc. (The) 19,824 1,965,351
4,566,129
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc. 96,383 17,421,227
Hewlett Packard Enterprise Co. 67,298 1,024,949
HP, Inc. 47,938 1,358,084
Seagate Technology Holdings
plc 14,804 1,377,512
21,181,772
Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc.* 1,818 849,170
NIKE, Inc., Class
a
B 15,793 1,641,367
Ralph Lauren Corp., Class
a
A 8,184 1,521,569
Tapestry, Inc. 7,889 374,964
4,387,070
Tobacco — 0.0%(b)
Philip Morris International, Inc. 1,596 143,576
Trading Companies & Distributors — 0.1%
United Rentals, Inc. 580 402,097
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. 10,771 1,758,904
Total Common Stocks
(Cost $298,356,975)
388,368,154
Principal
Amount
Short-Term Investments — 1 .4%
Repurchase Agreements (c) — 1 .4%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $5,913,486
(Cost $5,912,615) $ 5,912,615 5,912,615
Total Investments — 94.4%
(Cost $304,269,590) 394,280,769
Other assets less liabilities — 5.6% 23,575,834
Net Assets — 100.0% $ 417,856,603
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $36,787,527.
(b) Represents less than 0.05% of net assets.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 29, 2024 (UNAUDITED) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Swap Agreements
Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(67,380,148) 11/7/2024 Goldman Sachs International (5.43)%
Credit Suisse 130/30 Large
Cap Index
(
short portion
)
c
(3,367,005)
(12,404,472) 11/14/2024 Societe Generale (5.38)%
Credit Suisse 130/30 Large
Cap Index
(
short portion
)
c
(2,780,234)
79,896,992 3/6/2024 Societe Generale 6.28%
Credit Suisse 130/30 Large
Cap Index
(
long portion
)
d
13,967,394
67,492,520 11,187,160
(46,170,922) 11/6/2025 UBS AG (5.43)%
Credit Suisse 130/30 Large
Cap Index
(
short portion
)
c
(1,880,849)
75,465,225 11/7/2024 UBS AG 5.88%
Credit Suisse 130/30 Large
Cap Index
(
long portion
)
d
9,742,580
29,294,303 7,861,731
29,406,675 15,681,886
Total Unrealized
Appreciation
23,709,974
Total Unrealized
Depreciation
(8,028,088)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_
Short_February.pdf
d
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

LONG ONLINE/SHORT STORES ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
Investments Shares Value
Common Stocks — 90 .8%
Broadline Retail — 57.3%
Alibaba Group Holding Ltd.,
ADR 6,612 $ 489,486
Amazon.com, Inc.* 14,872 2,628,775
Coupang, Inc.* 29,726 550,525
eBay, Inc. 22,021 1,041,153
Etsy, Inc.* 6,329 453,726
Global-e Online Ltd.* 6,557 222,086
JD.com, Inc., ADR 11,343 256,579
MercadoLibre, Inc.* 209 333,418
Ozon Holdings plc, ADR*‡(a) 3,471 —
PDD Holdings, Inc., ADR* 8,910 1,109,651
7,085,399
Entertainment — 2.2%
Sea Ltd., ADR* 5,513 267,491
Specialty Retail — 28.0%
Beyond, Inc.* 14,164 474,919
Buckle, Inc. (The) 10,859 444,567
Carvana Co., Class
a
A* 6,636 503,872
Chewy, Inc., Class
a
A* 27,329 482,084
Revolve Group, Inc., Class
a
A*(b) 26,155 573,579
Wayfair, Inc., Class
a
A* 8,612 513,275
Williams-Sonoma, Inc. 2,024 476,713
3,469,009
Textiles, Apparel & Luxury Goods — 3.3%
Figs, Inc., Class
a
A*(b) 78,976 413,044
Total Common Stocks
(Cost $10,589,038)
11,234,943
Securities Lending Reinvestments (c) — 8 .0%
Investment Companies — 8 .0%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (d)
(Cost $985,792) 985,792 985,792
Principal
Amount
Short-Term Investments — 6 .2%
Repurchase Agreements (e) — 6 .2%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $769,981
(Cost $769,867) $ 769,867 769,867
Total Investments — 105.0%
(Cost $12,344,697) 12,990,602
Liabilities in excess of other assets — (5.0%) (619,720)
Net Assets — 100.0% $ 12,370,882
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security fair valued as of February 29, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2024 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $913,913, collateralized in the form of cash with a value of $985,792 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $985,792.
(d) Rate shown is the 7-day yield as of February 29, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

FEBRUARY 29, 2024 (UNAUDITED) :: LONG ONLINE/SHORT STORES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
Swap Agreements
Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(4,462,281) 5/6/2025 BNP Paribas SA (5.28)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (1,650,783)
156,295 5/6/2025 BNP Paribas SA 5.88% ProShares Online Retail Index 63,900
(4,305,986) (1,586,883)
(140,771) 11/7/2024 Goldman Sachs International (4.33)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (3,838)
12,139 11/7/2024 Goldman Sachs International 5.93% ProShares Online Retail Index (5,450)
(128,632) (9,288)
(1,580,709) 3/6/2025 Societe Generale (4.78)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (111,988)
911,975 11/14/2024 Societe Generale 4.73% ProShares Online Retail Index 24,125
(668,734) (87,863)
48,558 3/6/2024 UBS AG 5.68%
Solactive-ProShares Bricks and
Mortar Retail Store Index 11,125
(5,054,794) (1,672,909)
Total Unrealized
Appreciation
99,150
Total Unrealized
Depreciation
(1,772,059)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

MERGER ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Investments Shares Value
Common Stocks — 76 .0%
Biotechnology — 10.4%
Cerevel Therapeutics Holdings,
Inc.* 6,271 $ 257,111
Inhibrx, Inc.* 7,250 265,568
Karuna Therapeutics, Inc.* 829 260,281
MorphoSys AG*(a) 3,755 263,796
1,046,756
Building Products — 2.6%
Masonite International Corp.* 2,010 261,782
Communications Equipment — 2.6%
Juniper Networks, Inc. 7,026 260,173
Construction Materials — 2.6%
CSR Ltd. 45,900 263,443
Consumer Finance — 2.5%
Discover Financial Services 2,115 255,281
Containers & Packaging — 3.2%
Westrock Co. 7,000 317,030
Food Products — 2.5%
Sovos Brands, Inc.* 11,059 252,035
Health Care Equipment & Supplies — 2.6%
Axonics, Inc.* 3,813 259,055
Household Durables — 2.6%
MDC Holdings, Inc. 4,200 263,340
Insurance — 2.6%
American Equity Investment Life
Holding Co.* 4,697 260,871
Metals & Mining — 2.5%
United States Steel Corp. 5,292 250,523
Oil, Gas & Consumable Fuels — 9.8%
Callon Petroleum Co.* 7,603 236,909
Enerplus Corp. 14,750 261,384
Hess Corp. 1,587 231,305
Pioneer Natural Resources Co. 1,066 250,713
980,311
Passenger Airlines — 2.5%
Hawaiian Holdings, Inc.* 18,122 255,701
Pharmaceuticals — 5.1%
Catalent, Inc.* 4,375 250,862
Cymabay Therapeutics, Inc.* 8,150 262,349
513,211
Investments Shares Value
Common Stocks (continued)
Professional Services — 3.9%
Benefit One, Inc. 26,898 $ 389,063
Software — 10.6%
Altium Ltd. 6,125 257,825
ANSYS, Inc.* 805 269,007
Everbridge, Inc.* 9,300 262,911
Splunk, Inc.* 1,772 276,822
1,066,565
Textiles, Apparel & Luxury Goods — 2.2%
Capri Holdings Ltd.* 4,712 217,365
Trading Companies & Distributors — 5.2%
McGrath RentCorp 2,125 264,520
Textainer Group Holdings Ltd. 5,177 258,332
522,852
Total Common Stocks
(Cost $7,495,041)
7,635,357
Master Limited Partnerships — 2 .9%
Oil, Gas & Consumable Fuels — 2.9%
NuStar Energy LP (Cost
$258,421) 12,375 292,298
Principal
Amount
Short-Term Investments — 20 .1%
Repurchase Agreements (b) — 20 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $2,019,015
(Cost $2,018,719) $ 2,018,719 2,018,719
Total Investments — 99.0%
(Cost $9,772,181) 9,946,374
Other assets less liabilities — 1.0% 99,036
Net Assets — 100.0% $ 10,045,410
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $3,513, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 1.00% – 3.38%, and maturity dates ranging from May 15, 2025 – August 15,
2052. The total value of collateral is $3,735.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 29, 2024 (UNAUDITED) :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of February 29, 2024:
Currency
A
Counterparty
A
Delivery Date
A
Foreign
Currency
to Receive
(Pay)
A
U.S. Dollars
to Receive
(Pay)
A
Market
Value
A
Net Unrealized
Appreciation /
(Depreciation)
A
AAA
U.S. Dollar vs. Australian Dollar Goldman Sachs International 04/15/24 (805,000) $ 526,986 $ (523,961) $ 3,025
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 04/15/24 (347,000) 256,943 (255,845) 1,098
U.S. Dollar vs. Euro Goldman Sachs International 04/15/24 (5,000) 5,435 (5,414) 21
U.S. Dollar vs. British Pound Goldman Sachs International 04/15/24 (249,000) 316,619 (314,396) 2,223
U.S. Dollar vs. Japanese Yen Goldman Sachs International 04/15/24 (68,219,000) 474,111 (458,187) 15,924
Total Unrealized Appreciation $ 22,291
U.S. Dollar vs. Australian Dollar Goldman Sachs International 04/15/24 3,000 $ (1,965) $ 1,953 $ (12)
U.S. Dollar vs. British Pound Goldman Sachs International 04/15/24 249,000 (317,897) 314,395 (3,502)
U.S. Dollar vs. Japanese Yen Goldman Sachs International 04/15/24 11,945,000 (82,156) 80,227 (1,929)
U.S. Dollar vs. Euro Goldman Sachs International 04/15/24 (240,000) 258,971 (259,856) (885)
U.S. Dollar vs. Japanese Yen Goldman Sachs International 04/15/24 (2,000,000) 13,364 (13,433) (69)
Total Unrealized Depreciation $ (6,397)
Total Net Unrealized Appreciation $ 15,894
Swap Agreements
Merger ETF had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(7,170) 11/14/2024 Citibank NA (4.43)%
S&P Merger Arbitrage Index
(
short exposure to Acquirers
)
c
(587)
8,140 11/14/2024 Citibank NA 5.78%
S&P Merger Arbitrage Index
(
long exposure to Targets
)
d
343
970 (244)
(2,662,627) 4/10/2025 Societe Generale (4.88)%
S&P Merger Arbitrage Index
(
short exposure to Acquirers
)
c
146,442
1,063,680 11/14/2024 Societe Generale 6.03%
S&P Merger Arbitrage Index
(
long exposure to Targets
)
d
29,176
(1,598,947) 175,618
(1,597,977) 175,374
Total Unrealized
Appreciation
175,961
Total Unrealized
Depreciation
(587)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_
Acquirers_February.pdf.
d
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

MERGER ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Merger ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 64 .6%
Australia 5 .2%
Japan 3 .9%
Germany 2 .6%
Canada 2 .6%
Other
a
21 .1%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 29, 2024 (UNAUDITED) :: METAVERSE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
Investments Shares Value
Common Stocks — 99 .8%
Broadline Retail — 4.6%
Amazon.com, Inc.* 1,432 $ 253,120
Communications Equipment — 0.8%
Nokia OYJ, ADR(a) 12,789 45,145
Electronic Equipment, Instruments & Components — 5.9%
MicroVision, Inc.*(a) 59,453 140,309
Vuzix Corp.*(a) 108,828 183,919
324,228
Entertainment — 5.3%
Electronic Arts, Inc. 83 11,577
NetEase, Inc., ADR 594 64,105
ROBLOX Corp., Class
a
A* 4,691 187,171
Take-Two Interactive Software,
Inc.* 181 26,594
289,447
Health Care Equipment & Supplies — 0.9%
Penumbra, Inc.* 220 51,682
Household Durables — 0.3%
Sony Group Corp., ADR 195 16,733
Interactive Media & Services — 14.1%
Alphabet, Inc., Class
a
A* 1,728 239,259
fuboTV, Inc.*(a) 62,482 129,338
Meta Platforms, Inc., Class
a
A 518 253,887
Snap, Inc., Class
a
A* 13,389 147,547
770,031
IT Services — 5.6%
Accenture plc, Class
a
A 477 178,770
Globant SA* 574 128,100
306,870
Media — 2.2%
Stagwell, Inc., Class
a
A* 22,020 117,587
Real Estate Management & Development — 3.8%
eXp World Holdings, Inc.(a) 15,797 206,941
Semiconductors & Semiconductor Equipment — 32.5%
Advanced Micro Devices, Inc.* 1,385 266,654
Ambarella, Inc.* 2,459 137,335
ASML Holding NV (Registered),
NYRS 115 109,443
CEVA, Inc.* 8,318 188,320
Cirrus Logic, Inc.* 1,178 108,164
Himax Technologies, Inc., ADR 35,549 195,875
Intel Corp. 2,825 121,616
Magnachip Semiconductor
Corp.* 3,354 19,118
NVIDIA Corp. 372 294,297
Investments Shares Value
Common Stocks (continued)
QUALCOMM, Inc. 662 $ 104,457
STMicroelectronics NV, ADR 2,119 96,669
Universal Display Corp. 775 135,175
1,777,123
Software — 12.0%
Autodesk, Inc.* 28 7,229
InterDigital, Inc. 564 60,359
Matterport, Inc.* 13,161 27,901
Microsoft Corp. 598 247,357
PTC, Inc.* 1,134 207,533
Unity Software, Inc.* 3,621 106,168
656,547
Specialty Retail — 1.7%
Williams-Sonoma, Inc. 401 94,447
Technology Hardware, Storage & Peripherals — 10.1%
Apple, Inc. 1,246 225,214
Immersion Corp. 24,758 167,117
Xerox Holdings Corp. 8,668 161,658
553,989
Total Common Stocks
(Cost $5,197,917)
5,463,890
Securities Lending Reinvestments (b) — 11 .3%
Investment Companies — 11 .3%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (c)
(Cost $619,710) 619,710 619,710
Total Investments — 111.1%
(Cost $5,817,627) 6,083,600
Liabilities in excess of other assets — (11.1%) (606,860)
Net Assets — 100.0% $ 5,476,740
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $613,564, collateralized in the form of cash with a value of $619,710 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $619,710.
(c) Rate shown is the 7-day yield as of February 29, 2024.
Abbreviations
ADR American Depositary Receipt
NYRS New York Registry Shares
OYJ Public Limited Company

METAVERSE ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
Metaverse ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 89 .8%
Taiwan 3 .6%
Netherlands 2 .0%
Singapore 1 .8%
China 1 .2%
Finland 0 .8%
South Korea 0 .3%
Japan 0 .3%
Other
a
0 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 29, 2024 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Investments Shares Value
Common Stocks — 99 .0%
Aerospace & Defense — 1.3%
BAE Systems plc 72,211 $ 1,134,484
Air Freight & Logistics — 1.3%
DSV A/S 6,853 1,100,332
Beverages — 1.3%
Diageo plc 30,648 1,148,314
Biotechnology — 1.3%
CSL Ltd. 6,175 1,150,928
Broadline Retail — 1.3%
Pan Pacific International
Holdings Corp. 48,448 1,141,038
Building Products — 1.3%
Geberit AG (Registered) 1,963 1,144,071
Capital Markets — 1.4%
Partners Group Holding AG 806 1,161,563
Chemicals — 6.5%
Croda International plc 18,078 1,089,878
Givaudan SA (Registered) 270 1,136,664
Nissan Chemical Corp. 27,312 1,141,056
Sika AG (Registered) 3,878 1,125,239
Symrise AG, Class
a
A 10,715 1,096,446
5,589,283
Construction & Engineering — 1.4%
ACS Actividades de
Construccion y Servicios
SA(a) 28,903 1,186,664
Diversified Telecommunication Services — 4.0%
HKT Trust & HKT Ltd. 971,753 1,185,398
Nippon Telegraph & Telephone
Corp. 939,572 1,144,411
Telenor ASA 103,448 1,134,104
3,463,913
Electric Utilities — 2.6%
CK Infrastructure Holdings Ltd. 192,037 1,129,586
Mercury NZ Ltd. 276,256 1,124,304
2,253,890
Electronic Equipment, Instruments & Components — 2.7%
Halma plc 39,613 1,153,497
Murata Manufacturing Co. Ltd. 57,143 1,154,161
2,307,658
Financial Services — 2.6%
Sofina SA 4,896 1,115,802
Investments Shares Value
Common Stocks (continued)
Washington H Soul Pattinson &
Co. Ltd.(a) 50,819 $ 1,142,956
2,258,758
Food Products — 5.1%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 89 1,093,612
Kerry Group plc, Class
a
A 13,390 1,175,718
Lotus Bakeries NV 116 1,092,106
Nestle SA (Registered) 10,147 1,057,394
4,418,830
Gas Utilities — 2.5%
APA Group 215,853 1,103,338
Enagas SA 72,407 1,045,651
2,148,989
Health Care Equipment & Supplies — 2.7%
Coloplast A/S, Class
a
B 8,872 1,179,275
DiaSorin SpA 11,779 1,190,282
2,369,557
Health Care Providers & Services — 1.2%
Sonic Healthcare Ltd. 54,729 1,063,758
Household Durables — 1.3%
Sekisui Chemical Co. Ltd. 81,427 1,147,388
Household Products — 1.3%
Unicharm Corp. 32,923 1,094,574
Industrial Conglomerates — 2.7%
DCC plc 15,646 1,111,485
Hikari Tsushin, Inc. 6,757 1,222,102
2,333,587
Industrial REITs — 1.3%
Warehouses De Pauw CVA,
REIT 40,993 1,094,819
Insurance — 5.2%
AIA Group Ltd. 138,195 1,122,676
Legal & General Group plc 377,544 1,156,207
Swiss Life Holding AG
(Registered) 1,562 1,138,129
Tokio Marine Holdings, Inc. 37,712 1,102,610
4,519,622
Interactive Media & Services — 1.4%
CAR Group Ltd. 50,230 1,202,319
IT Services — 6.8%
Bechtle AG 22,652 1,168,283
Obic Co. Ltd. 7,678 1,201,691
Otsuka Corp. 27,026 1,188,155
SCSK Corp. 63,149 1,164,504

MSCI EAFE DIVIDEND GROWERS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Investments Shares Value
Common Stocks (continued)
TIS, Inc. 50,160 $ 1,131,088
5,853,721
Machinery — 1.3%
Spirax-Sarco Engineering plc 8,645 1,129,090
Multi-Utilities — 1.3%
National Grid plc 88,223 1,157,826
Office REITs — 1.3%
Japan Real Estate Investment
Corp., REIT 319 1,150,932
Personal Care Products — 1.3%
Kao Corp. 30,144 1,147,192
Pharmaceuticals — 10.7%
Astellas Pharma, Inc. 101,245 1,117,165
Novartis AG (Registered) 11,172 1,135,407
Novo Nordisk A/S, Class
a
B 9,153 1,089,197
Recordati Industria Chimica e
Farmaceutica SpA 20,561 1,151,664
Roche Holding AG 4,313 1,136,109
Sanofi SA 12,219 1,162,151
Shionogi & Co. Ltd. 23,874 1,193,780
UCB SA 11,043 1,272,694
9,258,167
Professional Services — 3.9%
Computershare Ltd. 65,812 1,110,762
RELX plc 26,413 1,156,359
Wolters Kluwer NV 7,226 1,140,491
3,407,612
Real Estate Management & Development — 2.7%
Hulic Co. Ltd. 112,624 1,123,456
Swire Properties Ltd. 583,691 1,204,839
2,328,295
Retail REITs — 1.3%
Japan Metropolitan Fund Invest,
REIT(a) 1,842 1,086,715
Semiconductors & Semiconductor Equipment — 2.6%
ASML Holding NV 1,226 1,154,906
Lasertec Corp. 4,212 1,124,270
2,279,176
Software — 4.1%
Nemetschek SE 12,253 1,169,230
Sage Group plc (The) 76,082 1,197,706
SAP SE 6,415 1,200,132
3,567,068
Specialty Retail — 1.3%
Nitori Holdings Co. Ltd. 7,689 1,129,179
Investments Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 1.3%
FUJIFILM Holdings Corp. 18,043 $ 1,148,015
Trading Companies & Distributors — 4.1%
Ashtead Group plc 16,763 1,204,407
Brenntag SE 13,039 1,190,615
Bunzl plc 27,935 1,114,156
3,509,178
Water Utilities — 1.3%
United Utilities Group plc 86,529 1,121,912
Total Common Stocks
(Cost $80,205,247)
85,708,417
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (d)
(Cost $33,814) 33,814 33,814
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (e) — 0 .3%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $221,903
(Cost $221,870) $ 221,870 221,870
Total Investments — 99.3%
(Cost $80,460,931) 85,964,101
Other assets less liabilities — 0.7% 571,029
Net Assets — 100.0% $ 86,535,130
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $2,043,566, collateralized in the form of cash with a value of $33,814 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $2,292,005 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from March
28, 2024 – February 15, 2053. The total value of collateral is
$2,325,819.
(b) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $33,814.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of February 29, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 29, 2024 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Abbreviations
CVA Dutch Certification
REIT Real Estate Investment Trust
MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
Japan 27 .8%
United Kingdom 17 .2%
Switzerland 11 .7%
Germany 6 .7%
Australia 6 .5%
Hong Kong 5 .4%
Belgium 5 .3%
Denmark 3 .9%
Italy 2 .7%
Netherlands 2 .6%
Spain 2 .6%
Ireland 1 .4%
France 1 .3%
United States 1 .3%
Norway 1 .3%
New Zealand 1 .3%
Other
a
1 .0%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
Investments Shares Value
Common Stocks — 99 .7%
Automobiles — 1.8%
Ford Otomotiv Sanayi A/S 7,149 $ 232,795
Banks — 6.8%
Bank of Communications Co.
Ltd., Class
a
A 256,400 223,491
China Construction Bank Corp.,
Class
a
A 227,600 221,485
China Merchants Bank Co. Ltd.,
Class
a
A 50,700 225,827
Industrial & Commercial Bank of
China Ltd., Class
a
A 304,100 225,330
896,133
Beverages — 12.2%
Anhui Gujing Distillery Co. Ltd.,
Class
a
B 16,800 237,790
Arca Continental SAB de CV 19,936 214,761
Coca-Cola Femsa SAB de CV 21,200 206,922
Jiangsu King's Luck Brewery
JSC Ltd., Class
a
A 32,100 239,637
Kweichow Moutai Co. Ltd.,
Class
a
A 900 212,074
Luzhou Laojiao Co. Ltd.,
Class
a
A 10,300 251,656
Wuliangye Yibin Co. Ltd.,
Class
a
A 11,800 233,351
1,596,191
Building Products — 1.8%
Astral Ltd. 9,379 234,044
Capital Markets — 1.7%
Reinet Investments SCA 8,787 221,755
Chemicals — 6.9%
Asian Paints Ltd. 6,153 209,406
Berger Paints India Ltd. 33,123 242,362
Pidilite Industries Ltd. 6,804 224,512
Sinoma Science & Technology
Co. Ltd., Class
a
A 107,900 234,753
911,033
Construction & Engineering — 3.4%
China Railway Group Ltd.,
Class
a
A 252,800 223,165
Metallurgical Corp. of China
Ltd., Class
a
A 493,100 228,273
451,438
Electric Utilities — 3.4%
Interconexion Electrica SA ESP 52,381 223,136
Power Grid Corp. of India Ltd. 66,750 227,703
450,839
Electrical Equipment — 1.9%
WEG SA 32,900 242,824
Investments Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 1.6%
Unimicron Technology Corp. 36,239 $ 205,789
Financial Services — 1.7%
Chailease Holding Co. Ltd. 40,092 221,328
Gas Utilities — 3.6%
ENN Energy Holdings Ltd. 30,489 250,587
Indraprastha Gas Ltd. 41,952 215,537
466,124
Ground Transportation — 1.7%
Localiza Rent a Car SA 20,972 223,596
Health Care Equipment & Supplies — 1.7%
Lepu Medical Technology
Beijing Co. Ltd., Class
a
A 108,700 228,031
Health Care Providers & Services — 1.7%
Mouwasat Medical Services Co. 6,614 217,627
Independent Power and Renewable Electricity Producers — 1.7%
China National Nuclear Power
Co. Ltd., Class
a
A 185,900 224,323
Industrial Conglomerates — 3.2%
LG Corp. 2,866 201,670
Mytilineos SA 5,515 214,582
416,252
Insurance — 3.5%
People's Insurance Co. Group
of China Ltd. (The), Class
a
H 695,144 231,730
Ping An Insurance Group Co. of
China Ltd., Class
a
A 37,500 223,647
455,377
Interactive Media & Services — 3.3%
NAVER Corp. 1,458 213,510
Tencent Holdings Ltd. 6,102 216,039
429,549
IT Services — 6.6%
Infosys Ltd., ADR 10,995 219,460
LTIMindtree Ltd.(a) 3,345 213,846
Mphasis Ltd. 6,637 209,505
Persistent Systems Ltd. 2,111 219,724
862,535
Machinery — 1.7%
Zhejiang Dingli Machinery Co.
Ltd., Class
a
A 27,700 227,315

FEBRUARY 29, 2024 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
Investments Shares Value
Common Stocks (continued)
Metals & Mining — 1.7%
Huaibei Mining Holdings Co.
Ltd., Class
a
A 85,500 $ 225,242
Polyus PJSC, GDR*‡(a)(b) 3,949 —
225,242
Oil, Gas & Consumable Fuels — 3.4%
China Coal Energy Co. Ltd.,
Class
a
H 195,046 210,504
Rosneft Oil Co. PJSC, GDR*‡(a)
(b) 25,159 —
Yankuang Energy Group Co.
Ltd., Class
a
H 102,954 237,743
448,247
Personal Care Products — 1.7%
Hindustan Unilever Ltd. 7,727 224,803
Pharmaceuticals — 7.0%
CSPC Pharmaceutical Group
Ltd. 284,429 222,326
Hanmi Pharm Co. Ltd.* 882 221,229
Yuhan Corp. 4,687 237,236
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class
a
A 7,500 232,510
913,301
Real Estate Management & Development — 2.0%
China Overseas Property
Holdings Ltd. 314,830 266,195
Software — 3.5%
Shanghai Baosight Software Co.
Ltd., Class
a
A 36,700 238,774
Tata Elxsi Ltd. 2,393 225,430
464,204
Specialty Retail — 1.8%
Zhongsheng Group Holdings
Ltd. 131,656 241,469
Technology Hardware, Storage & Peripherals — 1.6%
Wistron Corp. 56,947 208,082
Tobacco — 1.7%
ITC Ltd. 45,074 220,868
Water Utilities — 1.7%
Guangdong Investment Ltd. 381,110 226,831
Wireless Telecommunication Services — 1.7%
PLDT, Inc. 9,812 229,176
Total Common Stocks
(Cost $12,762,900)
13,083,316
Investments
Principal
Amount Value
Corporate Bonds — 0 .0% (c)
Food Products — 0.0%(c)
Britannia Industries Ltd.
Series N3, 5.50%,
6/3/2024 (Cost $3,560) INR 259,086 $ 3,096
Short-Term Investments — 6 .3%
Repurchase Agreements (d) — 6 .3%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $826,923
(Cost $826,801) $ 826,801 826,801
Total Investments — 106.0%
(Cost $13,593,261) 13,913,213
Liabilities in excess of other assets — (6.0%) (782,518)
Net Assets — 100.0% $ 13,130,695
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) Security fair valued as of February 29, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2024 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c) Represents less than 0.05% of net assets.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
INR Indian Rupee
PJSC Public Joint Stock Company
SCA Limited partnership with share capital

MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
China 47 .3%
India 20 .3%
South Korea 6 .7%
Taiwan 4 .8%
Brazil 3 .6%
Mexico 3 .2%
Hong Kong 1 .9%
Turkey 1 .8%
Philippines 1 .7%
Colombia 1 .7%
South Africa 1 .7%
Israel 1 .7%
Saudi Arabia 1 .7%
Greece 1 .6%
Russia 0.0% *
Other
a
0 .3%
100 .0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 29, 2024 (UNAUDITED) :: MSCI EUROPE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
Investments Shares Value
Common Stocks — 99 .1%
Aerospace & Defense — 2.3%
BAE Systems plc 13,628 $ 214,105
Air Freight & Logistics — 2.2%
DSV A/S 1,293 207,607
Beverages — 2.3%
Diageo plc 5,784 216,714
Building Products — 2.3%
Geberit AG (Registered) 371 216,225
Capital Markets — 2.3%
Partners Group Holding AG 152 219,054
Chemicals — 9.0%
Croda International plc 3,412 205,701
Givaudan SA (Registered) 51 214,703
Sika AG (Registered) 732 212,397
Symrise AG, Class
a
A 2,022 206,908
839,709
Construction & Engineering — 2.4%
ACS Actividades de
Construccion y Servicios
SA(a) 5,455 223,965
Diversified Telecommunication Services — 2.3%
Telenor ASA 19,523 214,031
Electronic Equipment, Instruments & Components — 2.3%
Halma plc 7,476 217,695
Financial Services — 2.3%
Sofina SA 924 210,580
Food Products — 9.0%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 17 208,892
Kerry Group plc, Class
a
A 2,527 221,885
Lotus Bakeries NV 22 207,123
Nestle SA (Registered) 1,915 199,558
837,458
Gas Utilities — 2.1%
Enagas SA 13,665 197,340
Health Care Equipment & Supplies — 4.8%
Coloplast A/S, Class
a
B 1,674 222,510
DiaSorin SpA 2,223 224,637
447,147
Investments Shares Value
Common Stocks (continued)
Industrial Conglomerates — 2.2%
DCC plc 2,953 $ 209,780
Industrial REITs — 2.2%
Warehouses De Pauw CVA,
REIT 7,736 206,609
Insurance — 4.6%
Legal & General Group plc 71,251 218,202
Swiss Life Holding AG
(Registered) 295 214,948
433,150
IT Services — 2.4%
Bechtle AG 4,275 220,484
Machinery — 2.3%
Spirax-Sarco Engineering plc 1,631 213,018
Multi-Utilities — 2.3%
National Grid plc 16,650 218,512
Pharmaceuticals — 14.0%
Novartis AG (Registered) 2,108 214,235
Novo Nordisk A/S, Class
a
B 1,727 205,511
Recordati Industria Chimica e
Farmaceutica SpA 3,880 217,327
Roche Holding AG 814 214,420
Sanofi SA 2,306 219,324
UCB SA 2,084 240,179
1,310,996
Professional Services — 4.6%
RELX plc 4,985 218,243
Wolters Kluwer NV 1,364 215,282
433,525
Semiconductors & Semiconductor Equipment — 2.3%
ASML Holding NV 231 217,605
Software — 7.2%
Nemetschek SE 2,312 220,620
Sage Group plc (The) 14,358 226,028
SAP SE 1,211 226,557
673,205
Trading Companies & Distributors — 7.1%
Ashtead Group plc 3,164 227,331
Brenntag SE 2,461 224,718
Bunzl plc 5,272 210,268
662,317

MSCI EUROPE DIVIDEND GROWERS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
Investments Shares Value
Common Stocks (continued)
Water Utilities — 2.3%
United Utilities Group plc 16,330 $ 211,730
Total Common Stocks
(Cost $8,856,018)
9,272,561
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (b) — 0 .3%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $26,581
(Cost $26,576) $ 26,576 26,576
Total Investments — 99.4%
(Cost $8,882,594) 9,299,137
Other assets less liabilities — 0.6% 53,083
Net Assets — 100.0% $ 9,352,220
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February
29, 2024 was $204,216, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 4.75%, and maturity dates ranging from March 28,
2024 – February 15, 2053. The total value of collateral is
$246,604.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
CVA Dutch Certification
REIT Real Estate Investment Trust
MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United Kingdom 30 .0%
Switzerland 20 .5%
Germany 11 .8%
Belgium 9 .2%
Denmark 6 .8%
Italy 4 .7%
Netherlands 4 .6%
Spain 4 .5%
Ireland 2 .4%
France 2 .3%
Norway 2 .3%
Other
a
0 .9%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 29, 2024 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments Shares Value
Common Stocks — 99 .5%
Biotechnology — 3.5%
AbbVie, Inc. 1,043 $ 183,620
Beam Therapeutics, Inc.* 387 15,283
CRISPR Therapeutics AG* 165 13,897
Intellia Therapeutics, Inc.* 393 12,623
Moderna, Inc.* 417 38,464
Ultragenyx Pharmaceutical, Inc.* 303 15,671
279,558
Broadline Retail — 6.0%
Alibaba Group Holding Ltd. 14,982 139,496
Amazon.com, Inc.* 998 176,406
eBay, Inc. 799 37,777
Naspers Ltd., Class
a
N 775 127,489
481,168
Capital Markets — 0.7%
Coinbase Global, Inc., Class
a
A* 135 27,481
Robinhood Markets, Inc.,
Class
a
A* 1,762 28,738
56,219
Chemicals — 9.3%
Corteva, Inc. 3,112 166,554
FMC Corp. 1,582 89,209
International Flavors &
Fragrances, Inc. 1,974 149,037
Nutrien Ltd. 2,552 133,208
Scotts Miracle-Gro Co. (The) 528 34,690
Sensient Technologies Corp. 529 35,380
Symrise AG, Class
a
A 1,359 138,890
746,968
Communications Equipment — 0.7%
Cisco Systems, Inc. 782 37,826
F5, Inc.* 87 16,288
54,114
Diversified Telecommunication Services — 0.5%
Cogent Communications
Holdings, Inc. 213 17,234
Iridium Communications, Inc. 388 11,233
Singapore Telecommunications
Ltd. 8,303 14,501
42,968
Electronic Equipment, Instruments & Components — 0.5%
Cognex Corp. 385 15,188
Novanta, Inc.* 84 14,527
Softwareone Holding AG* 701 13,079
42,794
Entertainment — 8.0%
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class
a
A 9,800 26,539
Electronic Arts, Inc. 758 105,726
Investments Shares Value
Common Stocks (continued)
International Games System
Co. Ltd. 1,564 $ 42,156
Netflix, Inc.* 307 185,096
Nintendo Co. Ltd. 3,012 168,762
Sea Ltd., ADR* 819 39,738
Take-Two Interactive Software,
Inc.* 500 73,465
641,482
Financial Services — 3.2%
Adyen NV*(a) 12 18,936
Euronet Worldwide, Inc.* 163 17,839
Mastercard, Inc., Class
a
A 185 87,831
PayPal Holdings, Inc.* 251 15,145
Visa, Inc., Class
a
A 352 99,489
Wise plc, Class
a
A* 1,581 18,316
257,556
Food Products — 4.5%
Charoen Pokphand Foods PCL,
NVDR 36,038 18,991
Kerry Group plc, Class
a
A 1,682 147,505
McCormick & Co., Inc.
(Non-Voting) 2,222 153,007
Simply Good Foods Co. (The)* 1,200 42,576
362,079
Health Care Equipment & Supplies — 11.7%
Abbott Laboratories 1,441 170,960
Boston Scientific Corp.* 1,900 125,799
CONMED Corp. 109 8,755
Dexcom, Inc.* 500 57,535
Edwards Lifesciences Corp.* 784 66,538
Glaukos Corp.* 187 16,566
Globus Medical, Inc., Class
a
A* 262 14,145
Inari Medical, Inc.* 204 9,409
Inspire Medical Systems, Inc.* 84 15,039
Integra LifeSciences Holdings
Corp.* 307 11,331
Intuitive Surgical, Inc.* 456 175,834
Neogen Corp.* 2,625 45,124
QuidelOrtho Corp.* 174 7,934
ResMed, Inc. 187 32,486
Shockwave Medical, Inc.* 68 17,739
Stryker Corp. 443 154,638
TransMedics Group, Inc.* 171 13,954
943,786
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.* 164 13,686
Guardant Health, Inc.* 498 9,462
Henry Schein, Inc.* 173 13,229
Quest Diagnostics, Inc. 143 17,859
54,236
Health Care Technology — 0.2%
Doximity, Inc., Class
a
A* 488 13,776

MSCI TRANSFORMATIONAL CHANGES ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments Shares Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 5.2%
Booking Holdings, Inc.* 46 $ 159,566
Delivery Hero SE*(a) 2,117 48,884
DoorDash, Inc., Class
a
A* 1,523 189,720
Just Eat Takeaway.com NV*(a) 1,198 19,707
417,877
Interactive Media & Services — 7.8%
Alphabet, Inc., Class
a
A* 983 136,106
Kuaishou Technology*(a) 4,090 23,246
Meta Platforms, Inc., Class
a
A 429 210,266
Pinterest, Inc., Class
a
A* 981 36,003
REA Group Ltd. 300 37,851
Snap, Inc., Class
a
A* 2,628 28,961
Tencent Holdings Ltd. 3,415 120,907
Ziff Davis, Inc.* 478 32,867
626,207
IT Services — 1.7%
Accenture plc, Class
a
A 53 19,863
Cloudflare, Inc., Class
a
A* 197 19,412
Elm Co. 74 20,857
Fastly, Inc., Class
a
A* 764 10,864
GoDaddy, Inc., Class
a
A* 155 17,693
Okta, Inc., Class
a
A* 199 21,353
Perficient, Inc.* 226 14,661
Snowflake, Inc., Class
a
A* 86 16,192
140,895
Life Sciences Tools & Services — 3.3%
10X Genomics, Inc., Class
a
A* 274 12,779
Bio-Techne Corp. 202 14,861
Danaher Corp. 684 173,148
Genscript Biotech Corp.* 3,891 7,862
Illumina, Inc.* 202 28,246
Medpace Holdings, Inc.* 44 17,491
QIAGEN NV* 290 12,423
266,810
Machinery — 3.3%
AGCO Corp. 808 88,637
Bucher Industries AG
(Registered) 49 20,734
Deere & Co. 384 140,179
SMC Corp. 28 16,837
266,387
Media — 0.2%
Trade Desk, Inc. (The), Class
a
A* 213 18,197
Pharmaceuticals — 5.9%
Eli Lilly & Co. 241 181,637
Johnson & Johnson 973 157,023
Roche Holding AG 538 141,108
479,768
Investments Shares Value
Common Stocks (continued)
Professional Services — 0.4%
ASGN, Inc.* 158 $ 15,693
Paylocity Holding Corp.* 94 15,849
31,542
Semiconductors & Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc.* 175 33,693
Ambarella, Inc.* 257 14,353
Broadcom, Inc. 113 146,955
Intel Corp. 562 24,194
MediaTek, Inc. 496 17,888
NVIDIA Corp. 289 228,634
QUALCOMM, Inc. 311 49,073
Silicon Laboratories, Inc.* 138 18,981
Synaptics, Inc.* 135 13,513
547,284
Software — 13.2%
Adobe, Inc.* 237 132,786
Altair Engineering, Inc., Class
a
A* 193 16,420
Alteryx, Inc., Class
a
A* 819 39,345
ANSYS, Inc.* 105 35,088
Blackbaud, Inc.* 192 13,283
BlackLine, Inc.* 249 14,126
Box, Inc., Class
a
A* 548 14,133
Braze, Inc., Class
a
A* 281 15,989
C3.ai, Inc., Class
a
A* 511 18,892
Check Point Software
Technologies Ltd.* 100 16,042
CommVault Systems, Inc.* 202 19,333
Crowdstrike Holdings, Inc.,
Class
a
A* 69 22,366
CyberArk Software Ltd.* 76 20,046
DocuSign, Inc., Class
a
A* 327 17,419
Dropbox, Inc., Class
a
A* 517 12,382
Dynatrace, Inc.* 277 13,725
Five9, Inc.* 192 11,712
Fortinet, Inc.* 276 19,074
Gen Digital, Inc. 689 14,807
HubSpot, Inc.* 67 41,460
InterDigital, Inc. 145 15,518
KPIT Technologies Ltd. 735 13,922
Marathon Digital Holdings, Inc.* 1,346 34,861
Microsoft Corp. 386 159,665
MicroStrategy, Inc., Class
a
A* 28 28,640
Nutanix, Inc., Class
a
A* 360 22,738
Oracle Corp. 333 37,189
Palo Alto Networks, Inc.* 67 20,807
Q2 Holdings, Inc.* 394 18,215
Qualys, Inc.* 80 13,749
Rapid7, Inc.* 274 16,051
Riot Platforms, Inc.* 1,266 17,876
SAP SE 158 29,522
SentinelOne, Inc., Class
a
A* 822 23,156
Smartsheet, Inc., Class
a
A* 343 14,478
Sprout Social, Inc., Class
a
A* 570 35,237
Tenable Holdings, Inc.* 362 17,434
Trend Micro, Inc. 293 14,513

FEBRUARY 29, 2024 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments Shares Value
Common Stocks (continued)
Varonis Systems, Inc., Class
a
B* 365 $ 18,542
1,060,541
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc. 762 137,732
NetApp, Inc. 184 16,398
Samsung Electronics Co. Ltd.,
GDR(a) 15 20,400
174,530
Total Common Stocks
(Cost $7,618,126)
8,006,742
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (b) — 0 .2%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $15,970
(Cost $15,966) $ 15,966 15,966
Total Investments — 99.7%
(Cost $7,634,092) 8,022,708
Other assets less liabilities — 0.3% 25,812
Net Assets — 100.0% $ 8,048,520
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 79 .0%
China 3 .9%
Germany 2 .9%
Japan 2 .5%
Switzerland 2 .2%
Ireland 1 .8%
Canada 1 .7%
South Africa 1 .6%
Taiwan 0 .7%
Singapore 0 .7%
Netherlands 0 .5%
Australia 0 .5%
Israel 0 .4%
Saudi Arabia 0 .3%
South Korea 0 .2%
Thailand 0 .2%
United Kingdom 0 .2%
India 0 .2%
Other
a
0 .5%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NANOTECHNOLOGY ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
Investments Shares Value
Common Stocks — 99 .7%
Biotechnology — 0.7%
Novavax, Inc.*(a) 5,278 $ 26,073
Chemicals — 6.4%
Advanced Nano Products Co.
Ltd. 683 71,552
JSR Corp. 4,111 110,289
Nanofilm Technologies
International Ltd.(b) 37,092 19,434
Toyo Gosei Co. Ltd. 455 30,167
231,442
Electronic Equipment, Instruments & Components — 5.5%
Lightwave Logic, Inc.*(a) 6,511 27,411
nLight, Inc.* 2,600 34,398
Oxford Instruments plc 3,251 89,667
Park Systems Corp. 391 50,593
202,069
Health Care Equipment & Supplies — 3.5%
Jeol Ltd. 2,896 128,207
Life Sciences Tools & Services — 8.6%
Agilent Technologies, Inc. 1,064 146,151
Bruker Corp. 1,907 165,032
311,183
Semiconductors & Semiconductor Equipment — 71.2%
ACM Research, Inc., Class
a
A* 3,091 95,574
Applied Materials, Inc. 833 167,949
ASML Holding NV 184 173,114
Axcelis Technologies, Inc.* 792 89,235
Entegris, Inc. 1,246 167,413
Intel Corp. 3,078 132,508
KLA Corp. 240 163,752
Lam Research Corp. 188 176,391
NVIDIA Corp. 271 214,393
Onto Innovation, Inc.* 952 175,320
SCREEN Holdings Co. Ltd. 2,268 283,424
SUESS MicroTec SE 1,069 44,366
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 1,195 153,761
Tower Semiconductor Ltd.* 4,711 154,898
Ultra Clean Holdings, Inc.* 2,518 108,778
Ulvac, Inc. 2,774 170,414
Veeco Instruments, Inc.* 3,167 114,677
2,585,967
Technology Hardware, Storage & Peripherals — 3.8%
Canon, Inc. 4,723 137,891
Total Common Stocks
(Cost $2,871,820)
3,622,832
Investments Shares Value
Securities Lending Reinvestments (c) — 0 .5%
Investment Companies — 0 .5%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (d)
(Cost $18,435) 18,435 $ 18,435
Total Investments — 100.2%
(Cost $2,890,255) 3,641,267
Liabilities in excess of other assets — (0.2%) (8,572)
Net Assets — 100.0% $ 3,632,695
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $53,475, collateralized in the form of cash with a
value of $18,435 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $32,688 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 5,
2024 – August 15, 2053. The total value of collateral is $51,123.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional
required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $18,435.
(d) Rate shown is the 7-day yield as of February 29, 2024.
Abbreviations
ADR American Depositary Receipt

FEBRUARY 29, 2024 (UNAUDITED) :: NANOTECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 59 .4%
Japan 23 .7%
Netherlands 4 .8%
Taiwan 4 .2%
South Korea 3 .4%
United Kingdom 2 .5%
Germany 1 .2%
Singapore 0 .5%
Other
a
0 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQQA
::
Investments Shares Value
Common Stocks — 99 .9%
Broadline Retail — 12.8%
Amazon.com, Inc.* 3,396 $ 600,277
MercadoLibre, Inc.* 317 505,710
PDD Holdings, Inc., ADR* 3,532 439,875
1,545,862
Commercial Services & Supplies — 4.8%
Copart, Inc.* 11,037 586,617
Electric Utilities — 6.5%
Constellation Energy Corp. 4,650 783,293
Hotels, Restaurants & Leisure — 9.5%
Booking Holdings, Inc.* 150 520,324
DoorDash, Inc., Class
a
A* 5,042 628,082
1,148,406
Interactive Media & Services — 5.7%
Meta Platforms, Inc., Class
a
A 1,402 687,162
Machinery — 5.1%
PACCAR, Inc. 5,582 618,988
Semiconductors & Semiconductor Equipment — 15.3%
Broadcom, Inc. 474 616,433
Intel Corp. 11,142 479,663
NVIDIA Corp. 960 759,475
1,855,571
Software — 36.0%
Adobe, Inc.* 880 493,046
Atlassian Corp., Class
a
A* 2,215 459,435
Cadence Design Systems, Inc.* 1,955 595,063
Crowdstrike Holdings, Inc.,
Class
a
A* 1,853 600,650
Investments Shares Value
Common Stocks (continued)
Palo Alto Networks, Inc.* 1,614 $ 501,228
Synopsys, Inc.* 1,062 609,301
Workday, Inc., Class
a
A* 1,854 546,300
Zscaler, Inc.* 2,275 550,482
4,355,505
Textiles, Apparel & Luxury Goods — 4.2%
Lululemon Athletica, Inc.* 1,094 510,996
Total Common Stocks
(Cost $8,697,609)
12,092,400
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $17,986
(Cost $17,983) $ 17,983 17,983
Total Investments — 100.0%
(Cost $8,715,592) 12,110,383
Liabilities in excess of other assets — 0.0%(b) (2,005)
Net Assets — 100.0% $ 12,108,378
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) Represents less than 0.05% of net assets.
Abbreviations
ADR American Depositary Receipt
Nasdaq-100 Dorsey Wright Momentum ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 92 .1%
Brazil 4 .2%
China 3 .6%
Other
a
0 .1%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 29, 2024 (UNAUDITED) :: ON DEMAND ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OND
::
Investments Shares Value
Common Stocks — 99 .7%
Consumer Staples Distribution & Retail — 3.9%
Maplebear, Inc.* 812 $ 26,423
Entertainment — 48.6%
Bilibili, Inc., Class
a
Z* 1,518 14,861
Capcom Co. Ltd. 823 33,097
Electronic Arts, Inc. 200 27,896
Krafton, Inc.* 165 28,128
NCSoft Corp. 94 13,695
NetEase, Inc. 1,221 27,478
Netflix, Inc.* 59 35,572
Nexon Co. Ltd. 1,284 20,778
ROBLOX Corp., Class
a
A* 679 27,092
Spotify Technology SA* 152 38,974
Square Enix Holdings Co. Ltd. 491 20,777
Take-Two Interactive Software,
Inc.* 174 25,566
Ubisoft Entertainment SA* 458 10,494
324,408
Ground Transportation — 14.5%
Grab Holdings Ltd., Class
a
A* 8,950 27,477
Lyft, Inc., Class
a
A* 1,989 31,585
Uber Technologies, Inc.* 479 38,080
97,142
Hotels, Restaurants & Leisure — 20.6%
Delivery Hero SE*(a) 864 19,951
Investments Shares Value
Common Stocks (continued)
DoorDash, Inc., Class
a
A* 285 $ 35,503
Just Eat Takeaway.com NV*(a) 1,091 17,947
Meituan, Class
a
B*(a) 2,452 24,991
Zomato Ltd.* 19,680 39,269
137,661
Interactive Media & Services — 3.2%
Snap, Inc., Class
a
A* 1,951 21,500
Semiconductors & Semiconductor Equipment — 8.9%
Ambarella, Inc.* 225 12,566
NVIDIA Corp. 59 46,676
59,242
Total Common Stocks
(Cost $914,446)
666,376
Total Investments — 99.7%
(Cost $914,446) 666,376
Other assets less liabilities — 0.3% 1,680
Net Assets — 100.0% $ 668,056
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
On-Demand ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 49 .2%
Japan 11 .2%
South Korea 6 .2%
China 5 .9%
India 5 .9%
Luxembourg 5 .8%
Hong Kong 4 .1%
Singapore 4 .1%
Germany 3 .0%
Netherlands 2 .7%
France 1 .6%
Other
a
0 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

ONLINE RETAIL ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ONLN
::
Investments Shares Value
Common Stocks — 99 .9%
Broadline Retail — 63.0%
Alibaba Group Holding Ltd.,
ADR 59,275 $ 4,388,128
Amazon.com, Inc.* 133,318 23,565,290
Coupang, Inc.* 266,488 4,935,358
eBay, Inc. 197,416 9,333,828
Etsy, Inc.* 56,738 4,067,547
Global-e Online Ltd.* 58,780 1,990,879
JD.com, Inc., ADR 101,685 2,300,115
MercadoLibre, Inc.* 1,869 2,981,616
Ozon Holdings plc, ADR*‡(a) 60,470 —
PDD Holdings, Inc., ADR* 79,875 9,947,632
63,510,393
Entertainment — 2.4%
Sea Ltd., ADR* 49,425 2,398,101
Specialty Retail — 30.8%
Beyond, Inc.* 126,977 4,257,539
Buckle, Inc. (The) 97,351 3,985,550
Carvana Co., Class
a
A* 59,491 4,517,151
Chewy, Inc., Class
a
A* 245,001 4,321,818
Revolve Group, Inc., Class
a
A*(b) 234,691 5,146,774
Wayfair, Inc., Class
a
A* 77,206 4,601,477
Williams-Sonoma, Inc. 18,143 4,273,221
31,103,530
Textiles, Apparel & Luxury Goods — 3.7%
Figs, Inc., Class
a
A*(b) 707,998 3,702,829
Total Common Stocks
(Cost $107,203,097)
100,714,853
Securities Lending Reinvestments (c) — 6 .4%
Investment Companies — 6 .4%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (d)
(Cost $6,465,341) 6,465,341 6,465,341
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $70,419
(Cost $70,410) $ 70,410 70,410
Total Investments — 106.4%
(Cost $113,738,848) 107,250,604
Liabilities in excess of other assets — (6.4%) (6,495,013)
Net Assets — 100.0% $ 100,755,591
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security fair valued as of February 29, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2024 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $6,087,753, collateralized in the form of cash with a value of $6,465,341 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $6,465,341.
(d) Rate shown is the 7-day yield as of February 29, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

FEBRUARY 29, 2024 (UNAUDITED) :: PET CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
Investments Shares Value
Common Stocks — 99 .6%
Distributors — 0.0%(a)
Arata Corp. 1,203 $ 26,922
Food Products — 21.6%
Freshpet, Inc.* 89,370 10,101,491
General Mills, Inc. 22,189 1,424,090
I-TAIL Corp. PCL, NVDR 2,310,418 1,172,441
J M Smucker Co. (The) 4,057 487,530
Nestle SA (Registered) 32,224 3,343,557
16,529,109
Health Care Equipment & Supplies — 10.3%
IDEXX Laboratories, Inc.* 13,646 7,849,589
Health Care Providers & Services — 8.8%
Cencora, Inc. 6,605 1,556,138
CVS Group plc 168,760 3,133,609
Patterson Cos., Inc. 3,234 87,609
PetIQ, Inc., Class
a
A* 106,267 1,935,122
6,712,478
Household Products — 6.3%
Central Garden & Pet Co.* 36,202 1,588,182
Central Garden & Pet Co.,
Class
a
A* 9,050 341,094
Colgate-Palmolive Co. 32,237 2,789,145
Spectrum Brands Holdings, Inc. 1,154 92,805
4,811,226
Insurance — 5.4%
Anicom Holdings, Inc. 271,652 1,058,196
Trupanion, Inc.* 114,603 3,065,630
4,123,826
Pharmaceuticals — 21.3%
Elanco Animal Health, Inc.* 19,052 302,736
Merck & Co., Inc. 28,009 3,561,344
SwedenCare AB 220,157 1,154,049
Virbac SACA 9,638 3,458,361
Zoetis, Inc., Class
a
A 39,572 7,848,315
16,324,805
Specialty Retail — 25.9%
Chewy, Inc., Class
a
A* 376,785 6,646,487
Musti Group OYJ 121,724 3,431,067
Pet Valu Holdings Ltd.(b) 145,563 3,206,966
Petco Health & Wellness Co.,
Inc., Class
a
A* 593,025 1,541,865
Pets at Home Group plc 1,427,216 4,975,949
19,802,334
Total Common Stocks
(Cost $99,932,211)
76,180,289
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (c) — 0 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $89,783
(Cost $89,770) $ 89,770 $ 89,770
Total Investments — 99.7%
(Cost $100,021,981) 76,270,059
Other assets less liabilities — 0.3% 235,878
Net Assets — 100.0% $ 76,505,937
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February
29, 2024 was $145,408, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 4.75%, and maturity dates ranging from March 28,
2024 – February 15, 2053. The total value of collateral is
$181,066.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
NVDR Non-Voting Depositary Receipt
OYJ Public Limited Company

PET CARE ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
Pet Care ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 67 .0%
United Kingdom 10 .6%
France 4 .5%
Finland 4 .5%
Switzerland 4 .4%
Canada 4 .2%
Thailand 1 .5%
Sweden 1 .5%
Japan 1 .4%
Other
a
0 .4%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 29, 2024 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments Shares Value
Common Stocks — 99 .7%
Banks — 25.0%
Associated Banc-Corp. 392,862 $ 8,187,244
Atlantic Union Bankshares Corp. 230,061 7,651,829
Bank of Marin Bancorp 360,191 5,982,772
Cadence Bank 273,876 7,580,888
Cambridge Bancorp 118,954 7,525,030
Camden National Corp. 204,606 6,502,379
Central Pacific Financial Corp. 400,561 7,474,468
First Busey Corp. 322,629 7,439,825
First Interstate BancSystem,
Inc., Class
a
A 266,279 7,008,463
First Merchants Corp. 225,847 7,498,120
First of Long Island Corp. (The) 618,154 6,886,236
Fulton Financial Corp. 493,107 7,593,848
Glacier Bancorp, Inc. 202,705 7,585,221
Horizon Bancorp, Inc. 631,426 7,602,369
Independent Bank Corp. 123,172 6,425,883
Lakeland Bancorp, Inc. 553,969 6,470,358
Peoples Bancorp, Inc. 240,601 6,753,670
Premier Financial Corp. 350,254 6,787,923
S&T Bancorp, Inc. 250,937 7,826,725
Sandy Spring Bancorp, Inc. 315,974 6,945,108
Simmons First National Corp.,
Class
a
A 439,271 8,434,003
Southside Bancshares, Inc.(a) 252,818 7,245,764
Tompkins Financial Corp. 131,789 6,346,958
United Bankshares, Inc. 213,225 7,396,775
United Community Banks, Inc. 280,679 7,300,461
Washington Trust Bancorp, Inc. 255,090 6,566,017
WesBanco, Inc. 260,799 7,557,955
194,576,292
Building Products — 2.5%
Apogee Enterprises, Inc. 158,740 9,081,515
Griffon Corp. 152,851 10,913,562
19,995,077
Capital Markets — 1.1%
Cohen & Steers, Inc. 121,484 8,935,148
Chemicals — 6.3%
Avient Corp. 207,318 8,392,233
Balchem Corp. 58,921 9,261,792
HB Fuller Co. 95,751 7,615,077
Quaker Chemical Corp. 39,997 8,019,398
Sensient Technologies Corp. 123,277 8,244,766
Stepan Co. 88,519 7,895,895
49,429,161
Commercial Services & Supplies — 2.8%
ABM Industries, Inc. 174,660 7,215,205
HNI Corp. 185,504 8,312,434
Matthews International Corp.,
Class
a
A 211,126 6,109,986
21,637,625
Investments Shares Value
Common Stocks (continued)
Construction & Engineering — 1.5%
Comfort Systems USA, Inc. 37,438 $ 11,445,920
Consumer Staples Distribution & Retail — 1.9%
Andersons, Inc. (The) 144,682 7,998,021
SpartanNash Co. 326,346 6,876,110
14,874,131
Diversified Telecommunication Services — 1.2%
Cogent Communications
Holdings, Inc. 112,498 9,102,213
Electric Utilities — 3.8%
ALLETE, Inc. 131,363 7,440,400
Otter Tail Corp. 95,840 8,669,686
PNM Resources, Inc. 174,267 6,362,488
Portland General Electric Co. 175,426 7,046,863
29,519,437
Electronic Equipment, Instruments & Components — 1.0%
Badger Meter, Inc. 49,383 7,836,588
Financial Services — 1.1%
Cass Information Systems, Inc. 173,593 8,388,014
Food Products — 2.0%
J & J Snack Foods Corp. 43,890 6,367,561
Lancaster Colony Corp. 44,035 9,111,722
15,479,283
Gas Utilities — 5.7%
Chesapeake Utilities Corp. 74,277 7,578,482
New Jersey Resources Corp. 171,214 7,124,214
Northwest Natural Holding Co. 197,371 7,251,411
ONE Gas, Inc. 123,235 7,344,806
Southwest Gas Holdings, Inc. 122,073 8,319,275
Spire, Inc. 118,994 7,058,724
44,676,912
Health Care Equipment & Supplies — 2.3%
Atrion Corp. 23,303 8,575,271
LeMaitre Vascular, Inc. 136,756 9,572,920
18,148,191
Health Care Providers & Services — 1.1%
Ensign Group, Inc. (The) 67,866 8,477,821
Health Care REITs — 0.9%
Universal Health Realty Income
Trust, REIT 175,384 6,801,392
Household Durables — 1.3%
Worthington Enterprises, Inc. 161,605 10,038,903

RUSSELL 2000 DIVIDEND GROWERS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments Shares Value
Common Stocks (continued)
Household Products — 1.0%
WD-40 Co. 30,579 $ 8,207,098
Industrial REITs — 1.0%
Terreno Realty Corp., REIT 124,832 8,026,698
Insurance — 1.0%
Horace Mann Educators Corp. 220,630 7,984,600
Leisure Products — 0.8%
Johnson Outdoors, Inc., Class
a
A 135,200 6,213,792
Machinery — 10.5%
Alamo Group, Inc. 39,284 7,946,760
Douglas Dynamics, Inc. 261,527 6,564,328
Franklin Electric Co., Inc. 81,255 8,447,270
Hillenbrand, Inc. 184,392 8,767,839
Hyster-Yale Materials Handling,
Inc. 150,544 8,864,031
Kadant, Inc. 28,074 9,469,360
Lindsay Corp. 61,500 7,337,565
Standex International Corp. 53,948 9,333,004
Trinity Industries, Inc. 287,371 7,293,476
Watts Water Technologies, Inc.,
Class
a
A 37,465 7,640,987
81,664,620
Marine Transportation — 1.1%
Matson, Inc. 75,058 8,335,191
Media — 1.0%
John Wiley & Sons, Inc., Class
a
A 235,827 7,864,830
Metals & Mining — 3.6%
Kaiser Aluminum Corp. 122,571 8,888,849
Materion Corp. 63,862 8,577,944
Worthington Steel, Inc.* 331,645 10,499,881
27,966,674
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Arbor Realty Trust, Inc.(a) 547,785 7,340,319
Multi-Utilities — 2.7%
Avista Corp. 210,906 7,002,079
Black Hills Corp. 137,726 7,165,884
Northwestern Energy Group,
Inc. 143,171 6,860,754
21,028,717
Personal Care Products — 0.7%
Nu Skin Enterprises, Inc.,
Class
a
A 419,261 5,240,763
Investments Shares Value
Common Stocks (continued)
Professional Services — 2.8%
CSG Systems International, Inc. 139,536 $ 7,613,084
Exponent, Inc. 93,038 7,525,844
Insperity, Inc. 63,730 6,487,077
21,626,005
Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc. 626,049 5,496,710
Retail REITs — 0.8%
Getty Realty Corp., REIT 244,684 6,449,870
Semiconductors & Semiconductor Equipment — 0.9%
Power Integrations, Inc. 94,859 6,778,624
Tobacco — 0.8%
Universal Corp. 127,915 6,141,199
Trading Companies & Distributors — 3.3%
Applied Industrial Technologies,
Inc. 44,436 8,437,952
GATX Corp. 66,116 8,386,153
McGrath RentCorp 71,131 8,854,387
25,678,492
Water Utilities — 3.9%
American States Water Co. 90,600 6,469,746
Artesian Resources Corp.,
Class
a
A 172,209 5,936,044
California Water Service Group 142,434 6,536,296
Middlesex Water Co. 111,571 5,677,848
SJW Group 110,028 6,058,142
30,678,076
Wireless Telecommunication Services — 0.7%
Telephone and Data Systems,
Inc. 348,586 5,333,366
Total Common Stocks
(Cost $743,515,577)
777,417,752
Securities Lending Reinvestments (b) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (c)
(Cost $6,699,542) 6,699,542 6,699,542

FEBRUARY 29, 2024 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $934,277
(Cost $934,141) $ 934,141 $ 934,141
Total Investments — 100.7%
(Cost $751,149,260) 785,051,435
Liabilities in excess of other assets — (0.7%) (5,702,880)
Net Assets — 100.0% $ 779,348,555
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $6,603,760, collateralized in the form of cash with a value of $6,699,542 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $6,699,542.
(c) Rate shown is the 7-day yield as of February 29, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

RUSSELL U.S. DIVIDEND GROWERS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
Investments Shares Value
Common Stocks — 99 .7%
Banks — 3.1%
Commerce Bancshares, Inc. 2,528 $ 131,557
United Bankshares, Inc. 3,627 125,821
257,378
Beverages — 4.5%
Brown-Forman Corp., Class
a
B 2,089 125,820
Coca-Cola Co. (The) 2,137 128,263
PepsiCo, Inc. 742 122,682
376,765
Building Products — 1.8%
Carlisle Cos., Inc. 438 153,300
Capital Markets — 4.8%
Franklin Resources, Inc. 4,885 134,093
S&P Global, Inc. 299 128,085
T. Rowe Price Group, Inc. 1,222 138,514
400,692
Chemicals — 9.3%
Air Products and Chemicals,
Inc. 460 107,659
HB Fuller Co. 1,628 129,475
PPG Industries, Inc. 875 123,900
RPM International, Inc. 1,201 138,535
Sherwin-Williams Co. (The) 442 146,757
Stepan Co. 1,506 134,335
780,661
Commercial Services & Supplies — 3.0%
ABM Industries, Inc. 2,967 122,567
MSA Safety, Inc. 709 130,562
253,129
Consumer Staples Distribution & Retail — 6.6%
Sysco Corp. 1,720 139,268
Target Corp. 932 142,521
Walgreens Boots Alliance, Inc. 6,022 128,028
Walmart, Inc. 2,427 142,247
552,064
Containers & Packaging — 1.5%
Sonoco Products Co. 2,239 126,906
Distributors — 1.6%
Genuine Parts Co. 930 138,812
Electrical Equipment — 1.8%
Emerson Electric Co. 1,388 148,308
Food Products — 6.1%
Archer-Daniels-Midland Co. 1,667 88,534
Hormel Foods Corp. 3,995 141,104
Lancaster Colony Corp. 747 154,569
Investments Shares Value
Common Stocks (continued)
McCormick & Co., Inc.
(Non-Voting) 1,895 $ 130,490
514,697
Gas Utilities — 6.0%
Atmos Energy Corp. 1,101 124,314
National Fuel Gas Co. 2,430 118,438
Northwest Natural Holding Co. 3,357 123,336
UGI Corp. 5,580 136,599
502,687
Health Care Equipment & Supplies — 4.7%
Abbott Laboratories 1,195 141,775
Becton Dickinson & Co. 525 123,663
Medtronic plc 1,564 130,375
395,813
Health Care REITs — 1.4%
Universal Health Realty Income
Trust, REIT 2,980 115,564
Hotels, Restaurants & Leisure — 1.5%
McDonald's Corp. 438 128,019
Household Durables — 1.3%
Leggett & Platt, Inc. 5,238 106,960
Household Products — 6.2%
Clorox Co. (The) 873 133,839
Colgate-Palmolive Co. 1,591 137,653
Kimberly-Clark Corp. 1,010 122,382
Procter & Gamble Co. (The) 819 130,172
524,046
Industrial Conglomerates — 1.4%
3M Co. 1,255 115,611
Insurance — 6.2%
Aflac, Inc. 1,516 122,402
Cincinnati Financial Corp. 1,219 138,966
Old Republic International Corp. 4,260 123,370
RLI Corp. 932 136,491
521,229
Machinery — 6.4%
Dover Corp. 878 145,204
Illinois Tool Works, Inc. 510 133,696
Nordson Corp. 524 139,201
Stanley Black & Decker, Inc. 1,333 119,023
537,124
Metals & Mining — 1.7%
Nucor Corp. 733 140,956
Multi-Utilities — 2.9%
Black Hills Corp. 2,341 121,802

FEBRUARY 29, 2024 (UNAUDITED) :: RUSSELL U.S. DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
Investments Shares Value
Common Stocks (continued)
Consolidated Edison, Inc. 1,364 $ 118,955
240,757
Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp. 867 131,793
Pharmaceuticals — 1.5%
Johnson & Johnson 789 127,329
Professional Services — 1.6%
Automatic Data Processing, Inc. 536 134,606
Retail REITs — 1.5%
Federal Realty Investment Trust,
REIT 1,280 129,088
Specialty Retail — 1.7%
Lowe's Cos., Inc. 613 147,531
Tobacco — 1.2%
Universal Corp. 2,176 104,470
Trading Companies & Distributors — 1.8%
WW Grainger, Inc. 155 150,886
Water Utilities — 5.0%
American States Water Co. 1,541 110,043
California Water Service Group 2,422 111,146
Middlesex Water Co. 1,896 96,487
SJW Group 1,868 102,852
420,528
Total Common Stocks
(Cost $8,696,394)
8,377,709
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $6,254
(Cost $6,254) $ 6,254 6,254
Total Investments — 99.8%
(Cost $8,702,648) 8,383,963
Other assets less liabilities — 0.2% 18,886
Net Assets — 100.0% $ 8,402,849
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
BOND ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXB
::
Investments
Principal
Amount Value
Corporate Bonds — 97 .8%
Aerospace & Defense — 3.7%
Boeing Co. (The)
3.63%, 2/1/2031 $ 17,000 $ 15,217
5.71%, 5/1/2040 92,000 89,569
5.81%, 5/1/2050 20,000 19,188
5.93%, 5/1/2060 43,000 41,187
L3Harris Technologies, Inc.
5.40%, 7/31/2033 36,000 36,007
Northrop Grumman Corp.
3.25%, 1/15/2028 15,000 14,069
4.70%, 3/15/2033 30,000 28,947
RTX Corp.
3.95%, 8/16/2025 53,000 51,979
4.50%, 6/1/2042 56,000 49,004
345,167
Automobiles — 1.1%
General Motors Co.
6.13%, 10/1/2025 6,000 6,048
6.60%, 4/1/2036 66,000 69,395
5.95%, 4/1/2049 (a) 24,000 23,087
98,530
Banks — 7.5%
Bank of America Corp.
4.25%, 10/22/2026 93,000 90,965
Series L, 4.18%,
11/25/2027 25,000 24,163
5.00%, 1/21/2044 23,000 22,051
Citigroup, Inc.
3.70%, 1/12/2026 30,000 29,197
3.40%, 5/1/2026 97,000 93,287
3.20%, 10/21/2026 29,000 27,529
8.13%, 7/15/2039 31,000 39,338
Discover Bank
4.65%, 9/13/2028 20,000 19,088
JPMorgan Chase & Co.
3.90%, 7/15/2025 29,000 28,500
2.95%, 10/1/2026 22,000 20,908
4.13%, 12/15/2026 50,000 48,795
KeyBank NA
4.15%, 8/8/2025 15,000 14,527
Manufacturers & Traders Trust Co.
4.70%, 1/27/2028 30,000 28,854
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030 37,000 31,741
Wells Fargo & Co.
3.55%, 9/29/2025 27,000 26,297
3.00%, 4/22/2026 2,000 1,909
3.00%, 10/23/2026 21,000 19,846
5.61%, 1/15/2044 50,000 48,965
4.40%, 6/14/2046 100,000 82,329
698,289
Investments
Principal
Amount Value
Corporate Bonds (continued)
Beverages — 0.4%
Keurig Dr Pepper, Inc.
4.50%, 4/15/2052 $ 10,000 $ 8,478
Molson Coors Beverage Co.
4.20%, 7/15/2046 32,000 26,129
34,607
Biotechnology — 6.0%
AbbVie, Inc.
3.80%, 3/15/2025 171,000 168,368
3.60%, 5/14/2025 2,000 1,960
3.20%, 5/14/2026 12,000 11,548
4.85%, 6/15/2044 48,000 45,403
4.70%, 5/14/2045 62,000 57,070
4.88%, 11/14/2048 11,000 10,403
4.25%, 11/21/2049 32,000 27,380
Amgen, Inc.
2.20%, 2/21/2027 49,000 45,166
5.25%, 3/2/2033 70,000 69,775
5.60%, 3/2/2043 22,000 22,056
5.75%, 3/2/2063 43,000 42,964
Biogen, Inc.
2.25%, 5/1/2030 42,000 35,121
Gilead Sciences, Inc.
3.65%, 3/1/2026 20,000 19,415
2.80%, 10/1/2050 3,000 1,930
558,559
Broadline Retail — 2.1%
Amazon.com, Inc.
4.60%, 12/1/2025 86,000 85,602
4.95%, 12/5/2044 67,000 66,184
2.50%, 6/3/2050 36,000 22,575
4.10%, 4/13/2062 27,000 22,362
196,723
Building Products — 0.3%
Carrier Global Corp.
3.58%, 4/5/2050 33,000 24,314
Capital Markets — 3.8%
Goldman Sachs Group, Inc. (The)
3.85%, 1/26/2027 54,000 52,159
3.80%, 3/15/2030 125,000 116,141
6.75%, 10/1/2037 6,000 6,517
Morgan Stanley
3.13%, 7/27/2026 50,000 47,708
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038 (b) 93,000 92,706
Nasdaq, Inc.
5.35%, 6/28/2028 21,000 21,200
6.10%, 6/28/2063 15,000 15,617
352,048

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
BOND ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXB
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Chemicals — 0.8%
Celanese US Holdings LLC
6.35%, 11/15/2028 $ 20,000 $ 20,574
6.33%, 7/15/2029 22,000 22,590
DuPont de Nemours, Inc.
4.73%, 11/15/2028 10,000 9,941
5.32%, 11/15/2038 25,000 24,694
77,799
Commercial Services & Supplies — 0.5%
Waste Management, Inc.
4.88%, 2/15/2029 (a) 50,000 50,018
Communications Equipment — 1.0%
Cisco Systems, Inc.
4.85%, 2/26/2029 58,000 58,070
5.35%, 2/26/2064 38,000 38,432
96,502
Consumer Finance — 2.8%
American Express Co.
2.55%, 3/4/2027 74,000 68,653
5.85%, 11/5/2027 4,000 4,105
Capital One Financial Corp.
3.75%, 7/28/2026 30,000 28,807
Caterpillar Financial Services Corp.
4.35%, 5/15/2026 30,000 29,642
General Motors Financial Co., Inc.
6.10%, 1/7/2034 87,000 87,847
John Deere Capital Corp.
4.75%, 1/20/2028 40,000 39,939
258,993
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.
1.60%, 4/20/2030 72,000 59,932
Target Corp.
4.50%, 9/15/2032 13,000 12,594
4.80%, 1/15/2053 10,000 9,233
Walmart, Inc.
4.50%, 9/9/2052 25,000 22,728
104,487
Diversified Telecommunication Services — 6.8%
AT&T, Inc.
4.30%, 2/15/2030 3,000 2,864
2.75%, 6/1/2031 266,000 226,551
3.50%, 9/15/2053 160,000 109,953
Verizon Communications, Inc.
1.45%, 3/20/2026 2,000 1,854
2.63%, 8/15/2026 50,000 47,151
4.13%, 3/16/2027 3,000 2,916
2.10%, 3/22/2028 36,000 32,044
4.33%, 9/21/2028 110,000 106,837
4.02%, 12/3/2029 2,000 1,895
Investments
Principal
Amount Value
Corporate Bonds (continued)
4.86%, 8/21/2046 $ 100,000 $ 91,880
3.55%, 3/22/2051 2,000 1,451
2.99%, 10/30/2056 4,000 2,487
3.70%, 3/22/2061 13,000 9,164
637,047
Electric Utilities — 3.7%
Duke Energy Corp.
4.50%, 8/15/2032 25,000 23,447
Eversource Energy
5.45%, 3/1/2028 24,000 24,113
Exelon Corp.
5.30%, 3/15/2033 22,000 21,778
NextEra Energy Capital Holdings, Inc.
4.90%, 2/28/2028 (a) 21,000 20,812
2.25%, 6/1/2030 35,000 29,413
5.25%, 2/28/2053 24,000 22,347
Pacific Gas and Electric Co.
4.50%, 7/1/2040 25,000 20,935
3.50%, 8/1/2050 (a) 161,000 108,205
PacifiCorp
5.50%, 5/15/2054 23,000 21,434
5.80%, 1/15/2055 6,000 5,793
Public Service Co. of Colorado
5.25%, 4/1/2053 50,000 47,316
345,593
Energy Equipment & Services — 0.3%
Halliburton Co.
5.00%, 11/15/2045 30,000 27,961
Entertainment — 2.4%
Walt Disney Co. (The)
2.00%, 9/1/2029 10,000 8,624
3.80%, 3/22/2030 34,000 32,084
2.65%, 1/13/2031 8,000 6,956
3.60%, 1/13/2051 41,000 31,095
Warnermedia Holdings, Inc.
5.14%, 3/15/2052 173,000 140,580
219,339
Financial Services — 1.3%
Berkshire Hathaway, Inc.
3.13%, 3/15/2026 50,000 48,295
Fiserv, Inc.
4.40%, 7/1/2049 60,000 50,136
Visa, Inc.
4.15%, 12/14/2035 16,000 15,029
2.00%, 8/15/2050 10,000 5,824
119,284
Food Products — 1.3%
J M Smucker Co. (The)
6.20%, 11/15/2033 10,000 10,566
6.50%, 11/15/2053 20,000 21,720
Kraft Heinz Foods Co.
3.00%, 6/1/2026 26,000 24,788

S&P 500
®
BOND ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXB
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
3.88%, 5/15/2027 $ 67,000 $ 64,684
121,758
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories
4.90%, 11/30/2046 29,000 27,935
Baxter International, Inc.
1.92%, 2/1/2027 25,000 22,732
GE HealthCare Technologies, Inc.
6.38%, 11/22/2052 40,000 44,384
Medtronic Global Holdings SCA
4.25%, 3/30/2028 47,000 45,951
141,002
Health Care Providers & Services — 6.5%
Cigna Group (The)
4.13%, 11/15/2025 25,000 24,569
4.80%, 8/15/2038 23,000 21,314
4.90%, 12/15/2048 55,000 49,364
3.40%, 3/15/2051 68,000 47,465
CVS Health Corp.
4.30%, 3/25/2028 99,000 96,039
4.78%, 3/25/2038 1,000 909
5.05%, 3/25/2048 54,000 48,107
5.88%, 6/1/2053 38,000 37,804
6.00%, 6/1/2063 (a) 31,000 31,079
Elevance Health, Inc.
5.13%, 2/15/2053 36,000 34,131
HCA, Inc.
5.25%, 6/15/2049 48,000 43,175
Humana, Inc.
5.95%, 3/15/2034 18,000 18,598
UnitedHealth Group, Inc.
3.75%, 7/15/2025 80,000 78,501
5.25%, 2/15/2028 4,000 4,067
4.00%, 5/15/2029 45,000 43,265
5.35%, 2/15/2033 32,000 32,634
611,021
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.
4.63%, 4/13/2030 38,000 37,309
McDonald's Corp.
3.60%, 7/1/2030 25,000 23,154
5.15%, 9/9/2052 71,000 67,341
5.45%, 8/14/2053 25,000 24,849
Starbucks Corp.
2.55%, 11/15/2030 53,000 45,498
198,151
Industrial Conglomerates — 0.4%
Honeywell International, Inc.
4.50%, 1/15/2034 38,000 36,524
Investments
Principal
Amount Value
Corporate Bonds (continued)
Industrial REITs — 0.2%
Prologis LP
REIT, 5.25%, 6/15/2053 $ 20,000 $ 19,354
Insurance — 1.1%
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 26,000 22,603
4.25%, 1/15/2049 20,000 17,590
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029 (a) 38,000 37,104
MetLife, Inc.
4.55%, 3/23/2030 27,000 26,432
103,729
Interactive Media & Services — 1.5%
Alphabet, Inc.
1.10%, 8/15/2030 20,000 16,182
1.90%, 8/15/2040 (a) 19,000 12,580
Meta Platforms, Inc.
5.60%, 5/15/2053 107,000 110,704
139,466
IT Services — 1.4%
International Business Machines Corp.
3.50%, 5/15/2029 137,000 127,890
4.25%, 5/15/2049 1,000 837
128,727
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031 50,000 40,853
Media — 3.4%
Comcast Corp.
3.95%, 10/15/2025 8,000 7,861
4.15%, 10/15/2028 5,000 4,850
4.55%, 1/15/2029 30,000 29,499
2.65%, 2/1/2030 32,000 28,147
1.50%, 2/15/2031 164,000 130,750
3.40%, 7/15/2046 53,000 38,782
5.35%, 5/15/2053 2,000 1,947
2.99%, 11/1/2063 (a) 14,000 8,395
Discovery Communications LLC
3.63%, 5/15/2030 7,000 6,149
Fox Corp.
4.71%, 1/25/2029 29,000 28,273
Paramount Global
4.20%, 5/19/2032 45,000 36,660
321,313
Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.
1.55%, 5/11/2025 32,000 30,700

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
BOND ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXB
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
ConocoPhillips Co.
5.55%, 3/15/2054 $ 3,000 $ 3,033
Diamondback Energy, Inc.
4.25%, 3/15/2052 45,000 35,604
Exxon Mobil Corp.
2.99%, 3/19/2025 20,000 19,552
2.61%, 10/15/2030 6,000 5,259
4.23%, 3/19/2040 26,000 23,300
4.11%, 3/1/2046 15,000 12,731
4.33%, 3/19/2050 10,000 8,697
3.45%, 4/15/2051 81,000 59,953
Kinder Morgan, Inc.
5.20%, 6/1/2033 50,000 48,651
ONEOK, Inc.
6.05%, 9/1/2033 25,000 25,752
Pioneer Natural Resources Co.
5.10%, 3/29/2026 28,000 27,965
Targa Resources Corp.
6.13%, 3/15/2033 29,000 29,867
6.50%, 3/30/2034 16,000 16,945
Western Midstream Operating LP
4.05%, 2/1/2030 (a)(c) 30,000 27,757
Williams Cos., Inc. (The)
5.40%, 3/2/2026 35,000 35,073
410,839
Passenger Airlines — 0.1%
Southwest Airlines Co.
5.13%, 6/15/2027 12,000 11,951
Personal Care Products — 0.5%
Kenvue, Inc.
5.05%, 3/22/2028 42,000 42,243
Pharmaceuticals — 6.9%
Bristol-Myers Squibb Co.
4.90%, 2/22/2029 50,000 49,847
3.40%, 7/26/2029 95,000 88,523
5.90%, 11/15/2033 18,000 19,042
4.13%, 6/15/2039 100,000 87,126
Johnson & Johnson
2.45%, 3/1/2026 45,000 43,052
Merck & Co., Inc.
2.15%, 12/10/2031 165,000 136,636
2.75%, 12/10/2051 20,000 12,923
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2026 164,000 161,962
4.75%, 5/19/2033 12,000 11,684
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026 38,000 36,658
647,453
Semiconductors & Semiconductor Equipment — 3.5%
Broadcom, Inc.
4.75%, 4/15/2029 157,000 153,948
4.15%, 11/15/2030 3,000 2,807
4.30%, 11/15/2032 2,000 1,853
Investments
Principal
Amount Value
Corporate Bonds (continued)
Intel Corp.
4.88%, 2/10/2028 $ 33,000 $ 32,957
5.20%, 2/10/2033 10,000 10,001
5.63%, 2/10/2043 29,000 29,466
5.05%, 8/5/2062 2,000 1,843
5.90%, 2/10/2063 59,000 61,363
Micron Technology, Inc.
6.75%, 11/1/2029 26,000 27,586
QUALCOMM, Inc.
1.65%, 5/20/2032 11,000 8,591
330,415
Software — 5.3%
Intuit, Inc.
5.50%, 9/15/2053 49,000 50,401
Microsoft Corp.
3.50%, 2/12/2035 (a) 13,000 11,803
2.53%, 6/1/2050 (a) 45,000 28,993
2.68%, 6/1/2060 50,000 31,492
3.04%, 3/17/2062 81,000 55,093
Oracle Corp.
5.80%, 11/10/2025 97,000 97,787
1.65%, 3/25/2026 20,000 18,572
2.80%, 4/1/2027 49,000 45,681
2.95%, 4/1/2030 2,000 1,773
6.25%, 11/9/2032 33,000 34,840
4.90%, 2/6/2033 10,000 9,663
3.60%, 4/1/2040 2,000 1,544
3.65%, 3/25/2041 130,000 99,904
4.00%, 7/15/2046 2,000 1,538
VMware LLC
2.20%, 8/15/2031 12,000 9,670
498,754
Specialized REITs — 1.2%
American Tower Corp.
REIT, 5.80%, 11/15/2028 26,000 26,488
Crown Castle, Inc.
REIT, 3.80%, 2/15/2028 48,000 45,173
REIT, 5.80%, 3/1/2034 5,000 5,064
Equinix, Inc.
REIT, 3.20%, 11/18/2029 39,000 35,007
111,732
Specialty Retail — 2.5%
Home Depot, Inc. (The)
4.50%, 9/15/2032 109,000 106,615
5.88%, 12/16/2036 2,000 2,131
2.38%, 3/15/2051 22,000 12,921
Lowe's Cos., Inc.
4.50%, 4/15/2030 14,000 13,610
5.63%, 4/15/2053 100,000 99,213
234,490
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.
1.13%, 5/11/2025 25,000 23,867

S&P 500
®
BOND ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXB
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
3.25%, 2/23/2026 $ 12,000 $ 11,642
3.35%, 2/9/2027 95,000 91,377
2.38%, 2/8/2041 62,000 43,557
4.65%, 2/23/2046 6,000 5,668
2.65%, 2/8/2051 53,000 34,115
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045 (c) 22,000 22,726
HP, Inc.
5.50%, 1/15/2033 11,000 11,028
243,980
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc.
7.85%, 11/27/2033 13,000 14,042
Tobacco — 2.3%
Altria Group, Inc.
5.80%, 2/14/2039 136,000 135,552
Philip Morris International, Inc.
5.13%, 11/17/2027 83,000 83,133
218,685
Wireless Telecommunication Services — 2.9%
T-Mobile USA, Inc.
3.50%, 4/15/2025 2,000 1,956
4.75%, 2/1/2028 20,000 19,658
4.80%, 7/15/2028 25,000 24,666
3.38%, 4/15/2029 32,000 29,397
5.75%, 1/15/2034 100,000 102,978
5.15%, 4/15/2034 10,000 9,836
3.00%, 2/15/2041 10,000 7,224
4.50%, 4/15/2050 20,000 16,903
3.40%, 10/15/2052 12,000 8,320
5.50%, 1/15/2055 53,000 51,634
272,572
Total Corporate Bonds
(Cost $9,607,458) 9,144,314
Shares
Securities Lending Reinvestments (d) — 2 .9%
Investment Companies — 2 .9%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (e)
(Cost $274,548) 274,548 274,548
Investments
Principal
Amount Value
Short-Term Investments — 1 .0%
Repurchase Agreements (f) — 1 .0%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $89,866
(Cost $89,854) $ 89,854 $ 89,854
Total Investments — 101.7%
(Cost $9,971,860) 9,508,716
Liabilities in excess of other assets — (1.7%) (161,791)
Net Assets — 100.0% $ 9,346,925
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $290,058, collateralized in the form of cash with a value of $274,548 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $24,217 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from April
15, 2024 – August 15, 2049. The total value of collateral is
$298,765.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
February 29, 2024.
(c) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of February 29, 2024.
(d) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $274,548.
(e) Rate shown is the 7-day yield as of February 29, 2024.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
SCA Limited partnership with share capital

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
Investments Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 1.5%
General Dynamics Corp. 650,528 $ 177,756,776
Air Freight & Logistics — 2.6%
CH Robinson Worldwide, Inc. 1,985,574 147,091,322
Expeditors International of
Washington, Inc. 1,335,943 159,778,783
306,870,105
Beverages — 4.5%
Brown-Forman Corp., Class
a
B 3,114,106 187,562,604
Coca-Cola Co. (The) 2,884,153 173,106,863
PepsiCo, Inc. 1,026,000 169,638,840
530,308,307
Biotechnology — 1.5%
AbbVie, Inc. 1,034,620 182,144,851
Building Products — 1.5%
A O Smith Corp. 2,115,096 175,341,458
Capital Markets — 4.3%
Franklin Resources, Inc. 6,322,061 173,540,575
S&P Global, Inc. 381,038 163,229,058
T. Rowe Price Group, Inc. 1,548,114 175,478,722
512,248,355
Chemicals — 9.2%
Air Products and Chemicals,
Inc. 660,699 154,629,994
Albemarle Corp. 1,396,219 192,468,789
Ecolab, Inc. 864,130 194,290,989
Linde plc 423,410 190,034,876
PPG Industries, Inc. 1,204,746 170,592,034
Sherwin-Williams Co. (The) 564,359 187,384,119
1,089,400,801
Commercial Services & Supplies — 1.5%
Cintas Corp. 284,146 178,617,017
Consumer Staples Distribution & Retail — 4.7%
Sysco Corp. 2,265,710 183,454,539
Target Corp. 1,220,586 186,652,011
Walmart, Inc. 3,175,798 186,133,521
556,240,071
Containers & Packaging — 1.4%
Amcor plc 18,249,787 165,343,070
Distributors — 1.5%
Genuine Parts Co. 1,199,307 179,008,563
Electric Utilities — 1.4%
NextEra Energy, Inc. 2,980,278 164,481,543
Investments Shares Value
Common Stocks (continued)
Electrical Equipment — 1.6%
Emerson Electric Co. 1,800,036 $ 192,333,847
Food Products — 6.0%
Archer-Daniels-Midland Co. 3,228,304 171,455,226
Hormel Foods Corp. 5,588,995 197,403,303
J M Smucker Co. (The) 1,309,584 157,372,709
McCormick & Co., Inc.
(Non-Voting) 2,582,936 177,860,973
704,092,211
Gas Utilities — 1.5%
Atmos Energy Corp. 1,532,201 173,000,815
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories 1,533,859 181,977,032
Becton Dickinson & Co. 724,327 170,615,225
Medtronic plc 2,005,496 167,178,146
519,770,403
Health Care Providers & Services — 1.5%
Cardinal Health, Inc. 1,628,071 182,311,390
Hotels, Restaurants & Leisure — 1.4%
McDonald's Corp. 565,520 165,290,186
Household Products — 7.6%
Church & Dwight Co., Inc. 1,749,800 175,189,976
Clorox Co. (The) 1,215,957 186,418,368
Colgate-Palmolive Co. 2,121,697 183,569,224
Kimberly-Clark Corp. 1,439,391 174,411,008
Procter & Gamble Co. (The) 1,116,916 177,522,629
897,111,205
Industrial Conglomerates — 1.4%
3M Co. 1,822,237 167,864,472
Insurance — 5.9%
Aflac, Inc. 1,998,891 161,390,459
Brown & Brown, Inc. 2,189,504 184,378,132
Chubb Ltd. 703,312 177,002,531
Cincinnati Financial Corp. 1,504,254 171,484,956
694,256,078
IT Services — 1.5%
International Business Machines
Corp. 976,702 180,719,171
Life Sciences Tools & Services — 1.5%
West Pharmaceutical Services,
Inc. 487,242 174,608,043
Machinery — 9.2%
Caterpillar, Inc. 584,513 195,203,962
Dover Corp. 1,147,935 189,845,490

S&P 500
®
DIVIDEND ARISTOCRATS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
Investments Shares Value
Common Stocks (continued)
Illinois Tool Works, Inc. 657,022 $ 172,238,317
Nordson Corp. 676,782 179,787,138
Pentair plc 2,403,529 186,970,521
Stanley Black & Decker, Inc. 1,829,103 163,320,607
1,087,366,035
Metals & Mining — 1.6%
Nucor Corp. 984,217 189,264,929
Multi-Utilities — 1.4%
Consolidated Edison, Inc. 1,923,747 167,769,976
Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp. 1,172,411 178,218,196
Exxon Mobil Corp. 1,705,878 178,298,369
356,516,565
Personal Care Products — 1.3%
Kenvue, Inc. 8,316,471 158,012,949
Pharmaceuticals — 1.5%
Johnson & Johnson 1,068,856 172,491,981
Professional Services — 1.5%
Automatic Data Processing, Inc. 712,572 178,948,206
Residential REITs — 1.4%
Essex Property Trust, Inc., REIT 724,049 167,544,939
Retail REITs — 2.8%
Federal Realty Investment Trust,
REIT 1,678,408 169,267,447
Realty Income Corp., REIT 3,089,755 161,007,133
330,274,580
Software — 1.4%
Roper Technologies, Inc. 310,175 168,961,628
Specialty Retail — 1.7%
Lowe's Cos., Inc. 806,960 194,211,063
Trading Companies & Distributors — 3.1%
Fastenal Co. 2,468,125 180,197,806
WW Grainger, Inc. 195,016 189,840,276
370,038,082
Total Common Stocks
(Cost $10,409,716,174)
11,810,519,671
Investments
Principal
Amount Value
Short-Term Investments — 0 .0% (a)
Repurchase Agreements (b) — 0 .0% (a)
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $4,695,409
(Cost $4,694,719) $ 4,694,719 $ 4,694,719
Total Investments — 99.8%
(Cost $10,414,410,893) 11,815,214,390
Other assets less liabilities — 0.2% 21,426,086
Net Assets — 100.0% $ 11,836,640,476
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments Shares Value
Common Stocks — 99 .9%
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.* 83 $ 25,512
Boeing Co. (The)* 670 136,493
General Dynamics Corp. 267 72,958
Howmet Aerospace, Inc. 461 30,680
Huntington Ingalls Industries,
Inc. 47 13,706
L3Harris Technologies, Inc. 223 47,200
Lockheed Martin Corp. 260 111,342
Northrop Grumman Corp. 167 76,990
RTX Corp. 1,694 151,901
Textron, Inc. 231 20,575
TransDigm Group, Inc. 65 76,553
763,910
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. 137 10,149
Expeditors International of
Washington, Inc. 171 20,452
FedEx Corp. 273 67,969
United Parcel Service, Inc.,
Class
a
B 852 126,317
224,887
Automobile Components — 0.1%
Aptiv plc* 333 26,470
BorgWarner, Inc. 277 8,623
35,093
Automobiles — 1.6%
Ford Motor Co. 4,633 57,634
General Motors Co. 1,614 66,142
Tesla, Inc.* 3,258 657,725
781,501
Banks — 3.3%
Bank of America Corp. 8,112 280,026
Citigroup, Inc. 2,255 125,130
Citizens Financial Group, Inc. 549 17,233
Comerica, Inc. 155 7,654
Fifth Third Bancorp 802 27,541
Huntington Bancshares, Inc. 1,706 22,246
JPMorgan Chase & Co. 3,406 633,720
KeyCorp 1,103 15,740
M&T Bank Corp. 196 27,389
PNC Financial Services Group,
Inc. (The) 469 69,037
Regions Financial Corp. 1,096 20,418
Truist Financial Corp. 1,571 54,954
US Bancorp 1,834 76,955
Wells Fargo & Co. 4,279 237,870
Zions Bancorp NA 175 6,900
1,622,813
Beverages — 1.4%
Brown-Forman Corp., Class
a
B 216 13,010
Coca-Cola Co. (The) 4,584 275,132
Investments Shares Value
Common Stocks (continued)
Constellation Brands, Inc.,
Class
a
A 190 $ 47,219
Keurig Dr Pepper, Inc. 1,186 35,473
Molson Coors Beverage Co.,
Class
a
B 218 13,607
Monster Beverage Corp.* 870 51,417
PepsiCo, Inc. 1,620 267,851
703,709
Biotechnology — 2.0%
AbbVie, Inc. 2,080 366,184
Amgen, Inc. 631 172,787
Biogen, Inc.* 171 37,105
Gilead Sciences, Inc. 1,468 105,843
Incyte Corp.* 219 12,781
Moderna, Inc.* 391 36,066
Regeneron Pharmaceuticals,
Inc.* 126 121,727
Vertex Pharmaceuticals, Inc.* 304 127,905
980,398
Broadline Retail — 4.0%
Amazon.com, Inc.* 10,715 1,893,984
eBay, Inc. 611 28,888
Etsy, Inc.* 141 10,108
1,932,980
Building Products — 0.5%
A O Smith Corp. 145 12,020
Allegion plc 103 13,171
Builders FirstSource, Inc.* 145 28,301
Carrier Global Corp. 989 54,969
Johnson Controls International
plc 802 47,535
Masco Corp. 265 20,341
Trane Technologies plc 269 75,850
252,187
Capital Markets — 2.9%
Ameriprise Financial, Inc. 119 48,476
Bank of New York Mellon Corp.
(The) 906 50,818
BlackRock, Inc. 165 133,871
Blackstone, Inc. 837 106,985
Cboe Global Markets, Inc. 124 23,808
Charles Schwab Corp. (The) 1,753 117,065
CME Group, Inc. 424 93,428
FactSet Research Systems, Inc. 45 20,816
Franklin Resources, Inc. 332 9,113
Goldman Sachs Group, Inc.
(The) 384 149,395
Intercontinental Exchange, Inc. 674 93,295
Invesco Ltd. 530 8,167
MarketAxess Holdings, Inc. 45 9,604
Moody's Corp. 185 70,193
Morgan Stanley 1,489 128,114
MSCI, Inc., Class
a
A 93 52,170
Nasdaq, Inc. 401 22,536
Northern Trust Corp. 244 20,040
Raymond James Financial, Inc. 221 26,591

S&P 500
®
EX-ENERGY ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments Shares Value
Common Stocks (continued)
S&P Global, Inc. 382 $ 163,641
State Street Corp. 364 26,838
T. Rowe Price Group, Inc. 263 29,811
1,404,775
Chemicals — 1.6%
Air Products and Chemicals,
Inc. 262 61,318
Albemarle Corp. 138 19,023
Celanese Corp., Class
a
A 118 17,932
CF Industries Holdings, Inc. 225 18,162
Corteva, Inc. 830 44,422
Dow, Inc. 826 46,157
DuPont de Nemours, Inc. 507 35,079
Eastman Chemical Co. 140 12,284
Ecolab, Inc. 299 67,227
FMC Corp. 147 8,289
International Flavors &
Fragrances, Inc. 301 22,726
Linde plc 571 256,276
LyondellBasell Industries NV,
Class
a
A 302 30,285
Mosaic Co. (The) 385 11,997
PPG Industries, Inc. 278 39,365
Sherwin-Williams Co. (The) 277 91,972
782,514
Commercial Services & Supplies — 0.6%
Cintas Corp. 102 64,118
Copart, Inc.* 1,029 54,691
Republic Services, Inc., Class
a
A 241 44,248
Rollins, Inc. 331 14,587
Veralto Corp. 258 22,296
Waste Management, Inc. 432 88,841
288,781
Communications Equipment — 0.8%
Arista Networks, Inc.* 297 82,429
Cisco Systems, Inc. 4,772 230,822
F5, Inc.* 70 13,105
Juniper Networks, Inc. 376 13,923
Motorola Solutions, Inc. 196 64,757
405,036
Construction & Engineering — 0.1%
Quanta Services, Inc. 171 41,298
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 73 42,173
Vulcan Materials Co. 157 41,738
83,911
Consumer Finance — 0.5%
American Express Co. 678 148,767
Capital One Financial Corp. 449 61,787
Discover Financial Services 295 35,607
Synchrony Financial 488 20,154
266,315
Investments Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp. 522 $ 388,311
Dollar General Corp. 259 37,635
Dollar Tree, Inc.* 246 36,083
Kroger Co. (The) 780 38,696
Sysco Corp. 594 48,096
Target Corp. 544 83,188
Walgreens Boots Alliance, Inc. 845 17,965
Walmart, Inc. 5,042 295,512
945,486
Containers & Packaging — 0.2%
Amcor plc 1,703 15,429
Avery Dennison Corp. 95 20,570
Ball Corp. 371 23,752
International Paper Co. 408 14,427
Packaging Corp. of America 106 19,206
Westrock Co. 302 13,678
107,062
Distributors — 0.1%
Genuine Parts Co. 165 24,628
LKQ Corp. 315 16,471
Pool Corp. 46 18,314
59,413
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 8,424 142,618
Verizon Communications, Inc. 4,953 198,219
340,837
Electric Utilities — 1.5%
Alliant Energy Corp. 301 14,373
American Electric Power Co.,
Inc. 620 52,818
Constellation Energy Corp. 376 63,337
Duke Energy Corp. 908 83,382
Edison International 452 30,745
Entergy Corp. 249 25,291
Evergy, Inc. 271 13,425
Eversource Energy 412 24,184
Exelon Corp. 1,173 42,040
FirstEnergy Corp. 608 22,259
NextEra Energy, Inc. 2,417 133,394
NRG Energy, Inc. 266 14,715
PG&E Corp. 2,514 41,959
Pinnacle West Capital Corp. 134 9,156
PPL Corp. 868 22,889
Southern Co. (The) 1,285 86,416
Xcel Energy, Inc. 650 34,249
714,632
Electrical Equipment — 0.7%
AMETEK, Inc. 272 49,009
Eaton Corp. plc 470 135,830
Emerson Electric Co. 672 71,803
Generac Holdings, Inc.* 72 8,101
Hubbell, Inc., Class
a
B 63 23,982

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments Shares Value
Common Stocks (continued)
Rockwell Automation, Inc. 135 $ 38,486
327,211
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 705 77,014
CDW Corp. 158 38,901
Corning, Inc. 905 29,177
Jabil, Inc. 151 21,758
Keysight Technologies, Inc.* 209 32,249
TE Connectivity Ltd. 366 52,543
Teledyne Technologies, Inc.* 56 23,927
Trimble, Inc.* 293 17,929
Zebra Technologies Corp.,
Class
a
A* 61 17,048
310,546
Entertainment — 1.4%
Electronic Arts, Inc. 288 40,170
Live Nation Entertainment, Inc.* 167 16,196
Netflix, Inc.* 516 311,107
Take-Two Interactive Software,
Inc.* 186 27,329
Walt Disney Co. (The) 2,156 240,566
Warner Bros Discovery, Inc.* 2,615 22,986
658,354
Financial Services — 4.5%
Berkshire Hathaway, Inc.,
Class
a
B* 2,144 877,753
Fidelity National Information
Services, Inc. 698 48,295
Fiserv, Inc.* 707 105,534
FleetCor Technologies, Inc.* 85 23,738
Global Payments, Inc. 307 39,818
Jack Henry & Associates, Inc. 86 14,944
Mastercard, Inc., Class
a
A 976 463,366
PayPal Holdings, Inc.* 1,270 76,632
Visa, Inc., Class
a
A 1,878 530,798
2,180,878
Food Products — 0.8%
Archer-Daniels-Midland Co. 628 33,353
Bunge Global SA 171 16,137
Campbell Soup Co. 231 9,850
Conagra Brands, Inc. 563 15,809
General Mills, Inc. 685 43,963
Hershey Co. (The) 177 33,262
Hormel Foods Corp. 341 12,044
J M Smucker Co. (The) 125 15,021
Kellanova 311 17,152
Kraft Heinz Co. (The) 939 33,128
Lamb Weston Holdings, Inc. 171 17,478
McCormick & Co., Inc.
(Non-Voting) 296 20,383
Mondelez International, Inc.,
Class
a
A 1,603 117,131
Tyson Foods, Inc., Class
a
A 336 18,225
402,936
Investments Shares Value
Common Stocks (continued)
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 175 $ 19,759
Ground Transportation — 1.2%
CSX Corp. 2,328 88,324
JB Hunt Transport Services, Inc. 96 19,806
Norfolk Southern Corp. 266 67,399
Old Dominion Freight Line, Inc. 105 46,460
Uber Technologies, Inc.* 2,425 192,788
Union Pacific Corp. 718 182,149
596,926
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories 2,045 242,619
Align Technology, Inc.* 84 25,403
Baxter International, Inc. 598 24,470
Becton Dickinson & Co. 342 80,558
Boston Scientific Corp.* 1,725 114,212
Cooper Cos., Inc. (The) 233 21,809
DENTSPLY SIRONA, Inc. 250 8,170
Dexcom, Inc.* 455 52,357
Edwards Lifesciences Corp.* 715 60,682
GE HealthCare Technologies,
Inc. 477 43,541
Hologic, Inc.* 289 21,328
IDEXX Laboratories, Inc.* 98 56,372
Insulet Corp.* 82 13,448
Intuitive Surgical, Inc.* 415 160,024
Medtronic plc 1,568 130,708
ResMed, Inc. 173 30,054
STERIS plc 116 27,018
Stryker Corp. 398 138,930
Teleflex, Inc. 55 12,253
Zimmer Biomet Holdings, Inc. 246 30,593
1,294,549
Health Care Providers & Services — 2.7%
Cardinal Health, Inc. 290 32,474
Cencora, Inc. 196 46,178
Centene Corp.* 629 49,333
Cigna Group (The) 345 115,968
CVS Health Corp. 1,513 112,522
DaVita, Inc.* 63 7,999
Elevance Health, Inc. 277 138,846
HCA Healthcare, Inc. 233 72,626
Henry Schein, Inc.* 154 11,776
Humana, Inc. 145 50,797
Laboratory Corp. of America
Holdings 100 21,583
McKesson Corp. 157 81,861
Molina Healthcare, Inc.* 69 27,180
Quest Diagnostics, Inc. 132 16,486
UnitedHealth Group, Inc. 1,090 538,024
Universal Health Services, Inc.,
Class
a
B 72 12,028
1,335,681

S&P 500
®
EX-ENERGY ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments Shares Value
Common Stocks (continued)
Health Care REITs — 0.2%
Healthpeak Properties, Inc.,
REIT 819 $ 13,718
Ventas, Inc., REIT 474 20,046
Welltower, Inc., REIT 652 60,088
93,852
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 831 17,235
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class
a
A* 512 80,625
Booking Holdings, Inc.* 41 142,222
Caesars Entertainment, Inc.* 254 11,041
Carnival Corp.* 1,187 18,826
Chipotle Mexican Grill, Inc.,
Class
a
A* 32 86,041
Darden Restaurants, Inc. 142 24,241
Domino's Pizza, Inc. 41 18,382
Expedia Group, Inc.* 157 21,481
Hilton Worldwide Holdings, Inc. 302 61,705
Las Vegas Sands Corp. 435 23,716
Marriott International, Inc.,
Class
a
A 291 72,712
McDonald's Corp. 855 249,899
MGM Resorts International* 322 13,936
Norwegian Cruise Line Holdings
Ltd.* 501 9,714
Royal Caribbean Cruises Ltd.* 278 34,291
Starbucks Corp. 1,346 127,735
Wynn Resorts Ltd. 113 11,888
Yum! Brands, Inc. 330 45,679
1,054,134
Household Durables — 0.4%
DR Horton, Inc. 355 53,051
Garmin Ltd. 180 24,723
Lennar Corp., Class
a
A 295 46,761
Mohawk Industries, Inc.* 62 7,354
NVR, Inc.* 4 30,502
PulteGroup, Inc. 254 27,529
Whirlpool Corp. 65 6,980
196,900
Household Products — 1.3%
Church & Dwight Co., Inc. 290 29,035
Clorox Co. (The) 146 22,383
Colgate-Palmolive Co. 970 83,924
Kimberly-Clark Corp. 398 48,226
Procter & Gamble Co. (The) 2,777 441,376
624,944
Independent Power and Renewable Electricity Producers — 0.0%(a)
AES Corp. (The) 789 11,993
Investments Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.9%
3M Co. 651 $ 59,970
General Electric Co. 1,282 201,133
Honeywell International, Inc. 777 154,413
415,516
Industrial REITs — 0.3%
Prologis, Inc., REIT 1,089 145,131
Insurance — 2.2%
Aflac, Inc. 627 50,624
Allstate Corp. (The) 308 49,132
American International Group,
Inc. 827 60,280
Aon plc, Class
a
A 236 74,574
Arch Capital Group Ltd.* 440 38,540
Arthur J Gallagher & Co. 254 61,958
Assurant, Inc. 62 11,250
Brown & Brown, Inc. 278 23,410
Chubb Ltd. 481 121,053
Cincinnati Financial Corp. 185 21,090
Everest Group Ltd. 51 18,813
Globe Life, Inc. 101 12,820
Hartford Financial Services
Group, Inc. (The) 354 33,927
Loews Corp. 216 16,228
Marsh & McLennan Cos., Inc. 581 117,519
MetLife, Inc. 733 51,119
Principal Financial Group, Inc. 258 20,862
Progressive Corp. (The) 689 130,607
Prudential Financial, Inc. 425 46,321
Travelers Cos., Inc. (The) 269 59,438
W R Berkley Corp. 240 20,064
Willis Towers Watson plc 122 33,259
1,072,888
Interactive Media & Services — 6.3%
Alphabet, Inc., Class
a
A* 6,973 965,481
Alphabet, Inc., Class
a
C* 5,868 820,229
Match Group, Inc.* 320 11,533
Meta Platforms, Inc., Class
a
A 2,615 1,281,690
3,078,933
IT Services — 1.3%
Accenture plc, Class
a
A 739 276,962
Akamai Technologies, Inc.* 178 19,744
Cognizant Technology Solutions
Corp., Class
a
A 591 46,701
EPAM Systems, Inc.* 68 20,699
Gartner, Inc.* 92 42,832
International Business Machines
Corp. 1,076 199,092
VeriSign, Inc.* 105 20,505
626,535
Leisure Products — 0.0%(a)
Hasbro, Inc. 154 7,745

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc. 345 $ 47,389
Bio-Rad Laboratories, Inc.,
Class
a
A* 25 8,147
Bio-Techne Corp. 186 13,684
Charles River Laboratories
International, Inc.* 60 15,251
Danaher Corp. 775 196,184
Illumina, Inc.* 187 26,148
IQVIA Holdings, Inc.* 216 53,387
Mettler-Toledo International,
Inc.* 26 32,428
Revvity, Inc. 145 15,891
Thermo Fisher Scientific, Inc. 455 259,432
Waters Corp.* 70 23,619
West Pharmaceutical Services,
Inc. 87 31,177
722,737
Machinery — 1.9%
Caterpillar, Inc. 601 200,710
Cummins, Inc. 167 44,858
Deere & Co. 316 115,356
Dover Corp. 165 27,288
Fortive Corp. 414 35,244
IDEX Corp. 89 20,995
Illinois Tool Works, Inc. 323 84,674
Ingersoll Rand, Inc. 477 43,564
Nordson Corp. 64 17,002
Otis Worldwide Corp. 482 45,935
PACCAR, Inc. 616 68,308
Parker-Hannifin Corp. 151 80,853
Pentair plc 195 15,169
Snap-on, Inc. 62 17,091
Stanley Black & Decker, Inc. 181 16,161
Westinghouse Air Brake
Technologies Corp. 211 29,812
Xylem, Inc. 284 36,082
899,102
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 119 34,978
Comcast Corp., Class
a
A 4,731 202,723
Fox Corp., Class
a
A 291 8,669
Fox Corp., Class
a
B 155 4,244
Interpublic Group of Cos., Inc.
(The) 451 14,161
News Corp., Class
a
A 448 12,042
News Corp., Class
a
B 135 3,779
Omnicom Group, Inc. 233 20,595
Paramount Global, Class
a
B(b) 568 6,271
307,462
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 1,689 63,861
Newmont Corp. 1,358 42,437
Nucor Corp. 290 55,767
Investments Shares Value
Common Stocks (continued)
Steel Dynamics, Inc. 179 $ 23,954
186,019
Multi-Utilities — 0.6%
Ameren Corp. 310 22,069
CenterPoint Energy, Inc. 744 20,460
CMS Energy Corp. 344 19,735
Consolidated Edison, Inc. 407 35,495
Dominion Energy, Inc. 986 47,161
DTE Energy Co. 243 26,329
NiSource, Inc. 487 12,691
Public Service Enterprise Group,
Inc. 587 36,629
Sempra 742 52,385
WEC Energy Group, Inc. 372 29,198
302,152
Office REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 184 22,950
Boston Properties, Inc., REIT 170 11,003
33,953
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 770 12,074
Delta Air Lines, Inc. 758 32,041
Southwest Airlines Co. 702 24,057
United Airlines Holdings, Inc.* 386 17,559
85,731
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 274 40,711
Kenvue, Inc. 2,031 38,589
79,300
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co. 2,397 121,648
Catalent, Inc.* 212 12,156
Eli Lilly & Co. 940 708,459
Johnson & Johnson 2,836 457,674
Merck & Co., Inc. 2,986 379,670
Pfizer, Inc. 6,653 176,704
Viatris, Inc. 1,413 17,479
Zoetis, Inc., Class
a
A 541 107,296
1,981,086
Professional Services — 0.7%
Automatic Data Processing, Inc. 485 121,798
Broadridge Financial Solutions,
Inc. 139 28,298
Dayforce, Inc.* 184 12,836
Equifax, Inc. 145 39,670
Jacobs Solutions, Inc. 148 21,704
Leidos Holdings, Inc. 162 20,713
Paychex, Inc. 379 46,473
Paycom Software, Inc. 58 10,579
Robert Half, Inc. 125 10,050

S&P 500
®
EX-ENERGY ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments Shares Value
Common Stocks (continued)
Verisk Analytics, Inc., Class
a
A 171 $ 41,365
353,486
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 359 32,989
CoStar Group, Inc.* 481 41,861
74,850
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 167 29,564
Camden Property Trust, REIT 126 11,905
Equity Residential, REIT 407 24,505
Essex Property Trust, Inc., REIT 76 17,586
Invitation Homes, Inc., REIT 678 23,099
Mid-America Apartment
Communities, Inc., REIT 137 17,218
UDR, Inc., REIT 357 12,674
136,551
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 87 8,774
Kimco Realty Corp., REIT 784 15,492
Realty Income Corp., REIT 980 51,068
Regency Centers Corp., REIT 194 12,018
Simon Property Group, Inc.,
REIT 384 56,886
144,238
Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.* 1,904 366,577
Analog Devices, Inc. 587 112,598
Applied Materials, Inc. 986 198,797
Broadcom, Inc. 517 672,353
Enphase Energy, Inc.* 161 20,449
First Solar, Inc.* 126 19,390
Intel Corp. 4,967 213,830
KLA Corp. 160 109,168
Lam Research Corp. 155 145,429
Microchip Technology, Inc. 637 53,597
Micron Technology, Inc. 1,294 117,249
Monolithic Power Systems, Inc. 56 40,322
NVIDIA Corp. 2,910 2,302,159
NXP Semiconductors NV 304 75,918
ON Semiconductor Corp.* 507 40,013
Qorvo, Inc.* 115 13,173
QUALCOMM, Inc. 1,311 206,863
Skyworks Solutions, Inc. 188 19,725
Teradyne, Inc. 180 18,646
Texas Instruments, Inc. 1,070 179,043
4,925,299
Software — 11.4%
Adobe, Inc.* 536 300,311
ANSYS, Inc.* 102 34,085
Autodesk, Inc.* 252 65,059
Cadence Design Systems, Inc.* 321 97,706
Fair Isaac Corp.* 29 36,827
Investments Shares Value
Common Stocks (continued)
Fortinet, Inc.* 751 $ 51,902
Gen Digital, Inc. 664 14,269
Intuit, Inc. 330 218,754
Microsoft Corp. 8,757 3,622,246
Oracle Corp. 1,872 209,065
Palo Alto Networks, Inc.* 366 113,661
PTC, Inc.* 140 25,621
Roper Technologies, Inc. 126 68,636
Salesforce, Inc.* 1,146 353,908
ServiceNow, Inc.* 242 186,664
Synopsys, Inc.* 179 102,698
Tyler Technologies, Inc.* 50 21,857
5,523,269
Specialized REITs — 1.1%
American Tower Corp., REIT 549 109,174
Crown Castle, Inc., REIT 511 56,179
Digital Realty Trust, Inc., REIT 357 52,411
Equinix, Inc., REIT 111 98,659
Extra Space Storage, Inc., REIT 249 35,102
Iron Mountain, Inc., REIT 344 27,052
Public Storage, REIT 186 52,800
SBA Communications Corp.,
Class
a
A, REIT 127 26,572
VICI Properties, Inc., Class
a
A,
REIT 1,219 36,485
Weyerhaeuser Co., REIT 860 29,567
524,001
Specialty Retail — 2.2%
AutoZone, Inc.* 21 63,126
Bath & Body Works, Inc. 268 12,248
Best Buy Co., Inc. 228 18,441
CarMax, Inc.* 187 14,773
Home Depot, Inc. (The) 1,178 448,358
Lowe's Cos., Inc. 680 163,656
O'Reilly Automotive, Inc.* 70 76,119
Ross Stores, Inc. 399 59,435
TJX Cos., Inc. (The) 1,348 133,641
Tractor Supply Co. 127 32,299
Ulta Beauty, Inc.* 58 31,816
1,053,912
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. 17,225 3,113,419
Hewlett Packard Enterprise Co. 1,511 23,013
HP, Inc. 1,025 29,038
NetApp, Inc. 246 21,923
Seagate Technology Holdings
plc 229 21,308
Western Digital Corp.* 382 22,718
3,231,419
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.* 136 63,524
NIKE, Inc., Class
a
B 1,442 149,867
Ralph Lauren Corp., Class
a
A 47 8,738
Tapestry, Inc. 270 12,833
VF Corp. 389 6,357
241,319

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments Shares Value
Common Stocks (continued)
Tobacco — 0.5%
Altria Group, Inc. 2,084 $ 85,256
Philip Morris International, Inc. 1,829 164,537
249,793
Trading Companies & Distributors — 0.3%
Fastenal Co. 673 49,136
United Rentals, Inc. 80 55,461
WW Grainger, Inc. 52 50,620
155,217
Water Utilities — 0.1%
American Water Works Co., Inc. 229 27,146
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 600 97,980
Total Common Stocks
(Cost $39,808,075)
48,546,206
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (d)
(Cost $6,521) 6,521 6,521
Principal
Amount
Short-Term Investments — 0 .0% (a)
Repurchase Agreements (e) — 0 .0% (a)
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $20,770
(Cost $20,767) $ 20,767 20,767
Total Investments — 99.9%
(Cost $39,835,363) 48,573,494
Other assets less liabilities — 0.1% 43,108
Net Assets — 100.0% $ 48,616,602
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $6,260, collateralized in the form of cash with a value of $6,521 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $6,521.
(d) Rate shown is the 7-day yield as of February 29, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
EX-FINANCIALS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments Shares Value
Common Stocks — 99 .9%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.* 110 $ 33,811
Boeing Co. (The)* 886 180,496
General Dynamics Corp. 353 96,457
Howmet Aerospace, Inc. 609 40,529
Huntington Ingalls Industries,
Inc. 62 18,080
L3Harris Technologies, Inc. 295 62,440
Lockheed Martin Corp. 344 147,315
Northrop Grumman Corp. 221 101,885
RTX Corp. 2,241 200,950
Textron, Inc. 305 27,166
TransDigm Group, Inc. 86 101,286
1,010,415
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. 182 13,483
Expeditors International of
Washington, Inc. 227 27,149
FedEx Corp. 360 89,629
United Parcel Service, Inc.,
Class
a
B 1,127 167,089
297,350
Automobile Components — 0.1%
Aptiv plc* 441 35,055
BorgWarner, Inc. 366 11,394
46,449
Automobiles — 1.8%
Ford Motor Co. 6,127 76,220
General Motors Co. 2,134 87,451
Tesla, Inc.* 4,309 869,901
1,033,572
Beverages — 1.6%
Brown-Forman Corp., Class
a
B 285 17,166
Coca-Cola Co. (The) 6,063 363,901
Constellation Brands, Inc.,
Class
a
A 252 62,627
Keurig Dr Pepper, Inc. 1,569 46,929
Molson Coors Beverage Co.,
Class
a
B 289 18,039
Monster Beverage Corp.* 1,151 68,024
PepsiCo, Inc. 2,142 354,158
930,844
Biotechnology — 2.3%
AbbVie, Inc. 2,751 484,314
Amgen, Inc. 834 228,374
Biogen, Inc.* 226 49,040
Gilead Sciences, Inc. 1,942 140,018
Incyte Corp.* 290 16,924
Moderna, Inc.* 517 47,688
Regeneron Pharmaceuticals,
Inc.* 167 161,337
Vertex Pharmaceuticals, Inc.* 402 169,138
1,296,833
Investments Shares Value
Common Stocks (continued)
Broadline Retail — 4.5%
Amazon.com, Inc.* 14,171 $ 2,504,866
eBay, Inc. 809 38,250
Etsy, Inc.* 187 13,406
2,556,522
Building Products — 0.6%
A O Smith Corp. 191 15,834
Allegion plc 137 17,518
Builders FirstSource, Inc.* 192 37,475
Carrier Global Corp. 1,307 72,643
Johnson Controls International
plc 1,060 62,826
Masco Corp. 350 26,866
Trane Technologies plc 356 100,381
333,543
Chemicals — 1.8%
Air Products and Chemicals,
Inc. 346 80,978
Albemarle Corp. 183 25,226
Celanese Corp., Class
a
A 156 23,707
CF Industries Holdings, Inc. 298 24,055
Corteva, Inc. 1,098 58,765
Dow, Inc. 1,093 61,077
DuPont de Nemours, Inc. 670 46,357
Eastman Chemical Co. 185 16,232
Ecolab, Inc. 395 88,812
FMC Corp. 194 10,940
International Flavors &
Fragrances, Inc. 398 30,049
Linde plc 756 339,308
LyondellBasell Industries NV,
Class
a
A 399 40,012
Mosaic Co. (The) 509 15,860
PPG Industries, Inc. 367 51,967
Sherwin-Williams Co. (The) 367 121,855
1,035,200
Commercial Services & Supplies — 0.7%
Cintas Corp. 135 84,862
Copart, Inc.* 1,361 72,337
Republic Services, Inc., Class
a
A 319 58,568
Rollins, Inc. 437 19,259
Veralto Corp. 342 29,556
Waste Management, Inc. 571 117,426
382,008
Communications Equipment — 1.0%
Arista Networks, Inc.* 393 109,073
Cisco Systems, Inc. 6,311 305,263
F5, Inc.* 93 17,412
Juniper Networks, Inc. 497 18,404
Motorola Solutions, Inc. 259 85,571
535,723
Construction & Engineering — 0.1%
Quanta Services, Inc. 226 54,581

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments Shares Value
Common Stocks (continued)
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 96 $ 55,460
Vulcan Materials Co. 207 55,031
110,491
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp. 690 513,284
Dollar General Corp. 342 49,696
Dollar Tree, Inc.* 326 47,818
Kroger Co. (The) 1,031 51,148
Sysco Corp. 786 63,642
Target Corp. 719 109,950
Walgreens Boots Alliance, Inc. 1,117 23,747
Walmart, Inc. 6,668 390,812
1,250,097
Containers & Packaging — 0.3%
Amcor plc 2,252 20,403
Avery Dennison Corp. 125 27,066
Ball Corp. 491 31,434
International Paper Co. 539 19,059
Packaging Corp. of America 140 25,367
Westrock Co. 400 18,116
141,445
Distributors — 0.1%
Genuine Parts Co. 218 32,539
LKQ Corp. 417 21,805
Pool Corp. 60 23,887
78,231
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 11,141 188,617
Verizon Communications, Inc. 6,551 262,171
450,788
Electric Utilities — 1.7%
Alliant Energy Corp. 398 19,004
American Electric Power Co.,
Inc. 819 69,771
Constellation Energy Corp. 498 83,888
Duke Energy Corp. 1,201 110,288
Edison International 597 40,608
Entergy Corp. 330 33,518
Evergy, Inc. 358 17,735
Eversource Energy 544 31,933
Exelon Corp. 1,551 55,588
FirstEnergy Corp. 805 29,471
NextEra Energy, Inc. 3,197 176,442
NRG Energy, Inc. 352 19,473
PG&E Corp. 3,324 55,478
Pinnacle West Capital Corp. 177 12,094
PPL Corp. 1,149 30,299
Southern Co. (The) 1,699 114,258
Xcel Energy, Inc. 860 45,313
945,161
Investments Shares Value
Common Stocks (continued)
Electrical Equipment — 0.8%
AMETEK, Inc. 360 $ 64,865
Eaton Corp. plc 622 179,758
Emerson Electric Co. 888 94,883
Generac Holdings, Inc.* 96 10,801
Hubbell, Inc., Class
a
B 84 31,976
Rockwell Automation, Inc. 179 51,029
433,312
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 932 101,812
CDW Corp. 209 51,458
Corning, Inc. 1,196 38,559
Jabil, Inc. 199 28,674
Keysight Technologies, Inc.* 277 42,741
TE Connectivity Ltd. 484 69,483
Teledyne Technologies, Inc.* 74 31,618
Trimble, Inc.* 388 23,742
Zebra Technologies Corp.,
Class
a
A* 80 22,358
410,445
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class
a
A 1,568 46,397
Halliburton Co. 1,395 48,923
Schlumberger NV 2,226 107,582
202,902
Entertainment — 1.5%
Electronic Arts, Inc. 381 53,142
Live Nation Entertainment, Inc.* 221 21,432
Netflix, Inc.* 682 411,191
Take-Two Interactive Software,
Inc.* 246 36,145
Walt Disney Co. (The) 2,851 318,115
Warner Bros Discovery, Inc.* 3,458 30,396
870,421
Food Products — 0.9%
Archer-Daniels-Midland Co. 831 44,134
Bunge Global SA 226 21,328
Campbell Soup Co. 306 13,048
Conagra Brands, Inc. 745 20,920
General Mills, Inc. 906 58,147
Hershey Co. (The) 234 43,973
Hormel Foods Corp. 451 15,929
J M Smucker Co. (The) 165 19,828
Kellanova 411 22,667
Kraft Heinz Co. (The) 1,242 43,818
Lamb Weston Holdings, Inc. 226 23,099
McCormick & Co., Inc.
(Non-Voting) 392 26,993
Mondelez International, Inc.,
Class
a
A 2,120 154,908
Tyson Foods, Inc., Class
a
A 444 24,083
532,875

S&P 500
®
EX-FINANCIALS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments Shares Value
Common Stocks (continued)
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 231 $ 26,082
Ground Transportation — 1.4%
CSX Corp. 3,079 116,817
JB Hunt Transport Services, Inc. 127 26,201
Norfolk Southern Corp. 352 89,190
Old Dominion Freight Line, Inc. 139 61,505
Uber Technologies, Inc.* 3,207 254,956
Union Pacific Corp. 950 241,006
789,675
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories 2,704 320,802
Align Technology, Inc.* 111 33,569
Baxter International, Inc. 791 32,368
Becton Dickinson & Co. 452 106,469
Boston Scientific Corp.* 2,282 151,091
Cooper Cos., Inc. (The) 309 28,922
DENTSPLY SIRONA, Inc. 330 10,784
Dexcom, Inc.* 602 69,272
Edwards Lifesciences Corp.* 945 80,202
GE HealthCare Technologies,
Inc. 631 57,598
Hologic, Inc.* 382 28,192
IDEXX Laboratories, Inc.* 129 74,205
Insulet Corp.* 109 17,876
Intuitive Surgical, Inc.* 549 211,694
Medtronic plc 2,073 172,805
ResMed, Inc. 229 39,782
STERIS plc 154 35,868
Stryker Corp. 527 183,960
Teleflex, Inc. 73 16,264
Zimmer Biomet Holdings, Inc. 326 40,541
1,712,264
Health Care Providers & Services — 3.1%
Cardinal Health, Inc. 384 43,000
Cencora, Inc. 260 61,256
Centene Corp.* 832 65,254
Cigna Group (The) 456 153,280
CVS Health Corp. 2,001 148,814
DaVita, Inc.* 84 10,665
Elevance Health, Inc. 366 183,458
HCA Healthcare, Inc. 309 96,315
Henry Schein, Inc.* 203 15,523
Humana, Inc. 192 67,261
Laboratory Corp. of America
Holdings 132 28,490
McKesson Corp. 207 107,932
Molina Healthcare, Inc.* 91 35,846
Quest Diagnostics, Inc. 175 21,856
UnitedHealth Group, Inc. 1,441 711,278
Universal Health Services, Inc.,
Class
a
B 95 15,871
1,766,099
Investments Shares Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class
a
A* 677 $ 106,607
Booking Holdings, Inc.* 54 187,317
Caesars Entertainment, Inc.* 336 14,606
Carnival Corp.* 1,570 24,900
Chipotle Mexican Grill, Inc.,
Class
a
A* 43 115,617
Darden Restaurants, Inc. 187 31,923
Domino's Pizza, Inc. 54 24,211
Expedia Group, Inc.* 208 28,459
Hilton Worldwide Holdings, Inc. 400 81,728
Las Vegas Sands Corp. 575 31,349
Marriott International, Inc.,
Class
a
A 384 95,950
McDonald's Corp. 1,130 330,276
MGM Resorts International* 426 18,437
Norwegian Cruise Line Holdings
Ltd.* 663 12,856
Royal Caribbean Cruises Ltd.* 367 45,269
Starbucks Corp. 1,780 168,922
Wynn Resorts Ltd. 150 15,780
Yum! Brands, Inc. 437 60,490
1,394,697
Household Durables — 0.5%
DR Horton, Inc. 470 70,237
Garmin Ltd. 239 32,826
Lennar Corp., Class
a
A 390 61,819
Mohawk Industries, Inc.* 82 9,727
NVR, Inc.* 5 38,128
PulteGroup, Inc. 336 36,416
Whirlpool Corp. 85 9,128
258,281
Household Products — 1.5%
Church & Dwight Co., Inc. 384 38,446
Clorox Co. (The) 193 29,589
Colgate-Palmolive Co. 1,283 111,005
Kimberly-Clark Corp. 527 63,856
Procter & Gamble Co. (The) 3,672 583,628
826,524
Independent Power and Renewable Electricity Producers — 0.0%(a)
AES Corp. (The) 1,043 15,854
Industrial Conglomerates — 1.0%
3M Co. 861 79,315
General Electric Co. 1,696 266,085
Honeywell International, Inc. 1,027 204,096
549,496
Interactive Media & Services — 7.2%
Alphabet, Inc., Class
a
A* 9,222 1,276,878
Alphabet, Inc., Class
a
C* 7,761 1,084,832
Match Group, Inc.* 424 15,281
Meta Platforms, Inc., Class
a
A 3,459 1,695,360
4,072,351

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments Shares Value
Common Stocks (continued)
IT Services — 1.5%
Accenture plc, Class
a
A 978 $ 366,535
Akamai Technologies, Inc.* 235 26,066
Cognizant Technology Solutions
Corp., Class
a
A 781 61,714
EPAM Systems, Inc.* 90 27,396
Gartner, Inc.* 121 56,333
International Business Machines
Corp. 1,423 263,298
VeriSign, Inc.* 138 26,950
828,292
Leisure Products — 0.0%(a)
Hasbro, Inc. 203 10,209
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc. 456 62,636
Bio-Rad Laboratories, Inc.,
Class
a
A* 33 10,754
Bio-Techne Corp. 246 18,098
Charles River Laboratories
International, Inc.* 80 20,335
Danaher Corp. 1,025 259,469
Illumina, Inc.* 247 34,538
IQVIA Holdings, Inc.* 285 70,441
Mettler-Toledo International,
Inc.* 34 42,406
Revvity, Inc. 192 21,041
Thermo Fisher Scientific, Inc. 602 343,248
Waters Corp.* 92 31,043
West Pharmaceutical Services,
Inc. 115 41,211
955,220
Machinery — 2.1%
Caterpillar, Inc. 795 265,498
Cummins, Inc. 221 59,363
Deere & Co. 417 152,226
Dover Corp. 218 36,053
Fortive Corp. 548 46,651
IDEX Corp. 118 27,836
Illinois Tool Works, Inc. 427 111,938
Ingersoll Rand, Inc. 631 57,629
Nordson Corp. 84 22,315
Otis Worldwide Corp. 638 60,802
PACCAR, Inc. 815 90,375
Parker-Hannifin Corp. 200 107,090
Pentair plc 258 20,070
Snap-on, Inc. 82 22,604
Stanley Black & Decker, Inc. 239 21,340
Westinghouse Air Brake
Technologies Corp. 279 39,420
Xylem, Inc. 376 47,771
1,188,981
Media — 0.7%
Charter Communications, Inc.,
Class
a
A* 157 46,147
Investments Shares Value
Common Stocks (continued)
Comcast Corp., Class
a
A 6,257 $ 268,113
Fox Corp., Class
a
A 385 11,469
Fox Corp., Class
a
B 206 5,640
Interpublic Group of Cos., Inc.
(The) 597 18,746
News Corp., Class
a
A 593 15,940
News Corp., Class
a
B 179 5,010
Omnicom Group, Inc. 308 27,224
Paramount Global, Class
a
B 752 8,302
406,591
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 2,234 84,468
Newmont Corp. 1,796 56,125
Nucor Corp. 383 73,651
Steel Dynamics, Inc. 237 31,715
245,959
Multi-Utilities — 0.7%
Ameren Corp. 410 29,188
CenterPoint Energy, Inc. 984 27,060
CMS Energy Corp. 455 26,103
Consolidated Edison, Inc. 538 46,919
Dominion Energy, Inc. 1,304 62,370
DTE Energy Co. 321 34,780
NiSource, Inc. 644 16,783
Public Service Enterprise Group,
Inc. 776 48,423
Sempra 981 69,259
WEC Energy Group, Inc. 492 38,617
399,502
Oil, Gas & Consumable Fuels — 4.0%
APA Corp. 478 14,240
Chevron Corp. 2,736 415,900
ConocoPhillips 1,850 208,199
Coterra Energy, Inc. 1,172 30,214
Devon Energy Corp. 998 43,972
Diamondback Energy, Inc. 279 50,923
EOG Resources, Inc. 909 104,044
EQT Corp. 641 23,813
Exxon Mobil Corp. 6,242 652,414
Hess Corp. 431 62,818
Kinder Morgan, Inc. 3,013 52,396
Marathon Oil Corp. 912 22,116
Marathon Petroleum Corp. 592 100,184
Occidental Petroleum Corp.(b) 1,029 62,368
ONEOK, Inc. 908 68,209
Phillips 66 686 97,762
Pioneer Natural Resources Co. 364 85,609
Targa Resources Corp. 347 34,089
Valero Energy Corp. 530 74,974
Williams Cos., Inc. (The) 1,896 68,142
2,272,386
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 1,018 15,962
Delta Air Lines, Inc. 1,003 42,397
Southwest Airlines Co. 929 31,837

S&P 500
®
EX-FINANCIALS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments Shares Value
Common Stocks (continued)
United Airlines Holdings, Inc.* 511 $ 23,245
113,441
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 362 53,786
Kenvue, Inc. 2,686 51,034
104,820
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co. 3,171 160,928
Catalent, Inc.* 281 16,113
Eli Lilly & Co. 1,243 936,824
Johnson & Johnson 3,751 605,336
Merck & Co., Inc. 3,948 501,988
Pfizer, Inc. 8,798 233,675
Viatris, Inc. 1,869 23,120
Zoetis, Inc., Class
a
A 715 141,806
2,619,790
Professional Services — 0.8%
Automatic Data Processing, Inc. 641 160,974
Broadridge Financial Solutions,
Inc. 183 37,255
Dayforce, Inc.* 243 16,952
Equifax, Inc. 192 52,529
Jacobs Solutions, Inc. 196 28,744
Leidos Holdings, Inc. 214 27,362
Paychex, Inc. 501 61,433
Paycom Software, Inc. 76 13,862
Robert Half, Inc. 165 13,266
Verisk Analytics, Inc., Class
a
A 226 54,669
467,046
Semiconductors & Semiconductor Equipment — 11.5%
Advanced Micro Devices, Inc.* 2,518 484,791
Analog Devices, Inc. 776 148,852
Applied Materials, Inc. 1,304 262,913
Broadcom, Inc. 684 889,535
Enphase Energy, Inc.* 213 27,053
First Solar, Inc.* 166 25,546
Intel Corp. 6,569 282,795
KLA Corp. 212 144,648
Lam Research Corp. 205 192,341
Microchip Technology, Inc. 843 70,930
Micron Technology, Inc. 1,711 155,034
Monolithic Power Systems, Inc. 75 54,003
NVIDIA Corp. 3,849 3,045,021
NXP Semiconductors NV 402 100,391
ON Semiconductor Corp.* 671 52,955
Qorvo, Inc.* 152 17,412
QUALCOMM, Inc. 1,734 273,608
Skyworks Solutions, Inc. 248 26,020
Teradyne, Inc. 238 24,654
Texas Instruments, Inc. 1,415 236,772
6,515,274
Software — 12.9%
Adobe, Inc.* 709 397,239
Investments Shares Value
Common Stocks (continued)
ANSYS, Inc.* 135 $ 45,113
Autodesk, Inc.* 333 85,971
Cadence Design Systems, Inc.* 424 129,057
Fair Isaac Corp.* 39 49,527
Fortinet, Inc.* 993 68,626
Gen Digital, Inc. 879 18,890
Intuit, Inc. 437 289,683
Microsoft Corp. 11,582 4,790,778
Oracle Corp. 2,476 276,520
Palo Alto Networks, Inc.* 484 150,306
PTC, Inc.* 185 33,857
Roper Technologies, Inc. 166 90,425
Salesforce, Inc.* 1,516 468,171
ServiceNow, Inc.* 319 246,057
Synopsys, Inc.* 237 135,974
Tyler Technologies, Inc.* 66 28,851
7,305,045
Specialty Retail — 2.5%
AutoZone, Inc.* 27 81,162
Bath & Body Works, Inc. 354 16,178
Best Buy Co., Inc. 302 24,426
CarMax, Inc.* 247 19,513
Home Depot, Inc. (The) 1,558 592,990
Lowe's Cos., Inc. 899 216,362
O'Reilly Automotive, Inc.* 92 100,043
Ross Stores, Inc. 528 78,651
TJX Cos., Inc. (The) 1,783 176,767
Tractor Supply Co. 168 42,726
Ulta Beauty, Inc.* 77 42,239
1,391,057
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc. 22,780 4,117,485
Hewlett Packard Enterprise Co. 1,999 30,445
HP, Inc. 1,355 38,387
NetApp, Inc. 325 28,964
Seagate Technology Holdings
plc 303 28,194
Western Digital Corp.* 505 30,032
4,273,507
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.* 179 83,609
NIKE, Inc., Class
a
B 1,907 198,195
Ralph Lauren Corp., Class
a
A 62 11,527
Tapestry, Inc. 357 16,968
VF Corp. 515 8,415
318,714
Tobacco — 0.6%
Altria Group, Inc. 2,756 112,748
Philip Morris International, Inc. 2,419 217,613
330,361
Trading Companies & Distributors — 0.4%
Fastenal Co. 890 64,979
United Rentals, Inc. 106 73,486

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments Shares Value
Common Stocks (continued)
WW Grainger, Inc. 69 $ 67,169
205,634
Water Utilities — 0.1%
American Water Works Co., Inc. 303 35,918
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 793 129,497
Total Common Stocks
(Cost $47,504,373)
56,467,775
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (d)
(Cost $60,455) 60,455 60,455
Principal
Amount
Short-Term Investments — 0 .0% (a)
Repurchase Agreements (e) — 0 .0% (a)
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $19,357
(Cost $19,354) $ 19,354 19,354
Total Investments — 100.0%
(Cost $47,584,182) 56,547,584
Other assets less liabilities — 0.0%(a) 14,881
Net Assets — 100.0% $ 56,562,465
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $59,580, collateralized in the form of cash with a
value of $60,455 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $60,455.
(d) Rate shown is the 7-day yield as of February 29, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500
®
EX-HEALTH CARE ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.* 37 $ 11,373
Boeing Co. (The)* 303 61,727
General Dynamics Corp. 121 33,063
Howmet Aerospace, Inc. 208 13,842
Huntington Ingalls Industries,
Inc. 21 6,124
L3Harris Technologies, Inc. 101 21,378
Lockheed Martin Corp. 118 50,532
Northrop Grumman Corp. 75 34,577
RTX Corp. 765 68,598
Textron, Inc. 104 9,263
TransDigm Group, Inc. 29 34,154
344,631
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. 62 4,593
Expeditors International of
Washington, Inc. 77 9,209
FedEx Corp. 123 30,624
United Parcel Service, Inc.,
Class
a
B 385 57,080
101,506
Automobile Components — 0.1%
Aptiv plc* 151 12,003
BorgWarner, Inc. 125 3,891
15,894
Automobiles — 1.8%
Ford Motor Co. 2,093 26,037
General Motors Co. 729 29,875
Tesla, Inc.* 1,472 297,167
353,079
Banks — 3.7%
Bank of America Corp. 3,665 126,516
Citigroup, Inc. 1,019 56,544
Citizens Financial Group, Inc. 248 7,785
Comerica, Inc. 70 3,457
Fifth Third Bancorp 363 12,465
Huntington Bancshares, Inc. 771 10,054
JPMorgan Chase & Co. 1,539 286,346
KeyCorp 498 7,106
M&T Bank Corp. 88 12,297
PNC Financial Services Group,
Inc. (The) 212 31,206
Regions Financial Corp. 495 9,222
Truist Financial Corp. 710 24,836
US Bancorp 829 34,785
Wells Fargo & Co. 1,933 107,456
Zions Bancorp NA 79 3,115
733,190
Beverages — 1.6%
Brown-Forman Corp., Class
a
B 97 5,842
Coca-Cola Co. (The) 2,071 124,301
Investments Shares Value
Common Stocks (continued)
Constellation Brands, Inc.,
Class
a
A 86 $ 21,373
Keurig Dr Pepper, Inc. 536 16,032
Molson Coors Beverage Co.,
Class
a
B 99 6,180
Monster Beverage Corp.* 393 23,226
PepsiCo, Inc. 732 121,029
317,983
Broadline Retail — 4.4%
Amazon.com, Inc.* 4,841 855,695
eBay, Inc. 276 13,050
Etsy, Inc.* 64 4,588
873,333
Building Products — 0.6%
A O Smith Corp. 65 5,389
Allegion plc 47 6,010
Builders FirstSource, Inc.* 66 12,882
Carrier Global Corp. 447 24,844
Johnson Controls International
plc 362 21,456
Masco Corp. 120 9,211
Trane Technologies plc 122 34,400
114,192
Capital Markets — 3.2%
Ameriprise Financial, Inc. 54 21,997
Bank of New York Mellon Corp.
(The) 409 22,941
BlackRock, Inc. 74 60,039
Blackstone, Inc. 378 48,316
Cboe Global Markets, Inc. 56 10,752
Charles Schwab Corp. (The) 792 52,890
CME Group, Inc. 192 42,307
FactSet Research Systems, Inc. 20 9,252
Franklin Resources, Inc. 150 4,118
Goldman Sachs Group, Inc.
(The) 174 67,695
Intercontinental Exchange, Inc. 305 42,218
Invesco Ltd. 239 3,683
MarketAxess Holdings, Inc. 20 4,268
Moody's Corp. 84 31,871
Morgan Stanley 673 57,905
MSCI, Inc., Class
a
A 42 23,561
Nasdaq, Inc. 181 10,172
Northern Trust Corp. 110 9,034
Raymond James Financial, Inc. 100 12,032
S&P Global, Inc. 172 73,681
State Street Corp. 164 12,092
T. Rowe Price Group, Inc. 119 13,489
634,313
Chemicals — 1.8%
Air Products and Chemicals,
Inc. 118 27,617
Albemarle Corp. 62 8,547
Celanese Corp., Class
a
A 53 8,054
CF Industries Holdings, Inc. 102 8,233
Corteva, Inc. 375 20,070

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments Shares Value
Common Stocks (continued)
Dow, Inc. 373 $ 20,843
DuPont de Nemours, Inc. 229 15,844
Eastman Chemical Co. 63 5,528
Ecolab, Inc. 135 30,353
FMC Corp. 66 3,722
International Flavors &
Fragrances, Inc. 136 10,268
Linde plc 258 115,796
LyondellBasell Industries NV,
Class
a
A 136 13,638
Mosaic Co. (The) 174 5,422
PPG Industries, Inc. 126 17,842
Sherwin-Williams Co. (The) 125 41,504
353,281
Commercial Services & Supplies — 0.7%
Cintas Corp. 46 28,916
Copart, Inc.* 465 24,715
Republic Services, Inc., Class
a
A 109 20,012
Rollins, Inc. 149 6,567
Veralto Corp. 117 10,111
Waste Management, Inc. 195 40,102
130,423
Communications Equipment — 0.9%
Arista Networks, Inc.* 134 37,191
Cisco Systems, Inc. 2,156 104,286
F5, Inc.* 32 5,991
Juniper Networks, Inc. 170 6,295
Motorola Solutions, Inc. 88 29,074
182,837
Construction & Engineering — 0.1%
Quanta Services, Inc. 77 18,596
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 33 19,065
Vulcan Materials Co. 71 18,875
37,940
Consumer Finance — 0.6%
American Express Co. 306 67,142
Capital One Financial Corp. 203 27,935
Discover Financial Services 133 16,053
Synchrony Financial 220 9,086
120,216
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp. 236 175,558
Dollar General Corp. 117 17,001
Dollar Tree, Inc.* 111 16,282
Kroger Co. (The) 352 17,463
Sysco Corp. 268 21,700
Target Corp. 246 37,618
Walgreens Boots Alliance, Inc. 382 8,121
Walmart, Inc. 2,278 133,514
427,257
Investments Shares Value
Common Stocks (continued)
Containers & Packaging — 0.2%
Amcor plc 769 $ 6,967
Avery Dennison Corp. 43 9,311
Ball Corp. 168 10,755
International Paper Co. 184 6,506
Packaging Corp. of America 48 8,697
Westrock Co. 136 6,160
48,396
Distributors — 0.1%
Genuine Parts Co. 75 11,194
LKQ Corp. 142 7,425
Pool Corp. 21 8,361
26,980
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 3,806 64,435
Verizon Communications, Inc. 2,238 89,565
154,000
Electric Utilities — 1.6%
Alliant Energy Corp. 136 6,494
American Electric Power Co.,
Inc. 280 23,853
Constellation Energy Corp. 170 28,637
Duke Energy Corp. 410 37,650
Edison International 204 13,876
Entergy Corp. 113 11,477
Evergy, Inc. 122 6,044
Eversource Energy 186 10,918
Exelon Corp. 530 18,995
FirstEnergy Corp. 275 10,068
NextEra Energy, Inc. 1,092 60,268
NRG Energy, Inc. 120 6,638
PG&E Corp. 1,136 18,960
Pinnacle West Capital Corp. 60 4,100
PPL Corp. 392 10,337
Southern Co. (The) 581 39,072
Xcel Energy, Inc. 294 15,491
322,878
Electrical Equipment — 0.7%
AMETEK, Inc. 123 22,162
Eaton Corp. plc 213 61,557
Emerson Electric Co. 303 32,376
Generac Holdings, Inc.* 33 3,713
Hubbell, Inc., Class
a
B 29 11,039
Rockwell Automation, Inc. 61 17,390
148,237
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 318 34,738
CDW Corp. 71 17,481
Corning, Inc. 409 13,186
Jabil, Inc. 68 9,798
Keysight Technologies, Inc.* 95 14,659
TE Connectivity Ltd. 165 23,687
Teledyne Technologies, Inc.* 25 10,682

S&P 500
®
EX-HEALTH CARE ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments Shares Value
Common Stocks (continued)
Trimble, Inc.* 132 $ 8,077
Zebra Technologies Corp.,
Class
a
A* 27 7,546
139,854
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 536 15,860
Halliburton Co. 476 16,693
Schlumberger NV 760 36,731
69,284
Entertainment — 1.5%
Electronic Arts, Inc. 130 18,132
Live Nation Entertainment, Inc.* 76 7,371
Netflix, Inc.* 233 140,480
Take-Two Interactive Software,
Inc.* 84 12,342
Walt Disney Co. (The) 974 108,679
Warner Bros Discovery, Inc.* 1,181 10,381
297,385
Financial Services — 4.9%
Berkshire Hathaway, Inc.,
Class
a
B* 968 396,299
Fidelity National Information
Services, Inc. 315 21,795
Fiserv, Inc.* 319 47,617
FleetCor Technologies, Inc.* 38 10,612
Global Payments, Inc. 139 18,029
Jack Henry & Associates, Inc. 39 6,777
Mastercard, Inc., Class
a
A 441 209,369
PayPal Holdings, Inc.* 574 34,635
Visa, Inc., Class
a
A 848 239,679
984,812
Food Products — 0.9%
Archer-Daniels-Midland Co. 284 15,083
Bunge Global SA 77 7,267
Campbell Soup Co. 105 4,477
Conagra Brands, Inc. 254 7,132
General Mills, Inc. 309 19,832
Hershey Co. (The) 80 15,034
Hormel Foods Corp. 154 5,439
J M Smucker Co. (The) 56 6,730
Kellanova 140 7,721
Kraft Heinz Co. (The) 424 14,959
Lamb Weston Holdings, Inc. 77 7,870
McCormick & Co., Inc.
(Non-Voting) 134 9,227
Mondelez International, Inc.,
Class
a
A 724 52,903
Tyson Foods, Inc., Class
a
A 152 8,244
181,918
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 79 8,920
Ground Transportation — 1.4%
CSX Corp. 1,052 39,913
Investments Shares Value
Common Stocks (continued)
JB Hunt Transport Services, Inc. 43 $ 8,871
Norfolk Southern Corp. 120 30,406
Old Dominion Freight Line, Inc. 48 21,239
Uber Technologies, Inc.* 1,095 87,052
Union Pacific Corp. 324 82,196
269,677
Health Care REITs — 0.2%
Healthpeak Properties, Inc.,
REIT 374 6,265
Ventas, Inc., REIT 214 9,050
Welltower, Inc., REIT 295 27,187
42,502
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 376 7,798
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class
a
A* 231 36,375
Booking Holdings, Inc.* 19 65,908
Caesars Entertainment, Inc.* 115 4,999
Carnival Corp.* 536 8,501
Chipotle Mexican Grill, Inc.,
Class
a
A* 15 40,331
Darden Restaurants, Inc. 64 10,925
Domino's Pizza, Inc. 19 8,519
Expedia Group, Inc.* 71 9,714
Hilton Worldwide Holdings, Inc. 137 27,992
Las Vegas Sands Corp. 196 10,686
Marriott International, Inc.,
Class
a
A 131 32,733
McDonald's Corp. 386 112,820
MGM Resorts International* 145 6,276
Norwegian Cruise Line Holdings
Ltd.* 226 4,382
Royal Caribbean Cruises Ltd.* 125 15,419
Starbucks Corp. 608 57,699
Wynn Resorts Ltd. 51 5,365
Yum! Brands, Inc. 149 20,625
479,269
Household Durables — 0.5%
DR Horton, Inc. 160 23,911
Garmin Ltd. 81 11,125
Lennar Corp., Class
a
A 133 21,082
Mohawk Industries, Inc.* 28 3,321
NVR, Inc.* 2 15,251
PulteGroup, Inc. 115 12,464
Whirlpool Corp. 29 3,114
90,268
Household Products — 1.4%
Church & Dwight Co., Inc. 131 13,116
Clorox Co. (The) 66 10,118
Colgate-Palmolive Co. 438 37,896
Kimberly-Clark Corp. 180 21,810
Procter & Gamble Co. (The) 1,255 199,470
282,410

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 0.0%(a)
AES Corp. (The) 356 $ 5,411
Industrial Conglomerates — 0.9%
3M Co. 294 27,083
General Electric Co. 579 90,840
Honeywell International, Inc. 351 69,754
187,677
Industrial REITs — 0.3%
Prologis, Inc., REIT 492 65,569
Insurance — 2.4%
Aflac, Inc. 283 22,849
Allstate Corp. (The) 139 22,173
American International Group,
Inc. 374 27,261
Aon plc, Class
a
A 107 33,811
Arch Capital Group Ltd.* 199 17,430
Arthur J Gallagher & Co. 115 28,052
Assurant, Inc. 28 5,081
Brown & Brown, Inc. 126 10,610
Chubb Ltd. 217 54,612
Cincinnati Financial Corp. 84 9,576
Everest Group Ltd. 23 8,484
Globe Life, Inc. 46 5,839
Hartford Financial Services
Group, Inc. (The) 160 15,334
Loews Corp. 97 7,288
Marsh & McLennan Cos., Inc. 262 52,995
MetLife, Inc. 331 23,084
Principal Financial Group, Inc. 117 9,461
Progressive Corp. (The) 311 58,953
Prudential Financial, Inc. 192 20,926
Travelers Cos., Inc. (The) 122 26,957
W R Berkley Corp. 108 9,029
Willis Towers Watson plc 55 14,994
484,799
Interactive Media & Services — 7.0%
Alphabet, Inc., Class
a
A* 3,150 436,149
Alphabet, Inc., Class
a
C* 2,651 370,557
Match Group, Inc.* 145 5,226
Meta Platforms, Inc., Class
a
A 1,181 578,843
1,390,775
IT Services — 1.4%
Accenture plc, Class
a
A 334 125,176
Akamai Technologies, Inc.* 80 8,874
Cognizant Technology Solutions
Corp., Class
a
A 267 21,098
EPAM Systems, Inc.* 31 9,436
Gartner, Inc.* 41 19,088
International Business Machines
Corp. 486 89,925
VeriSign, Inc.* 47 9,179
282,776
Investments Shares Value
Common Stocks (continued)
Leisure Products — 0.0%(a)
Hasbro, Inc. 69 $ 3,470
Machinery — 2.0%
Caterpillar, Inc. 272 90,837
Cummins, Inc. 75 20,146
Deere & Co. 143 52,202
Dover Corp. 74 12,238
Fortive Corp. 187 15,919
IDEX Corp. 40 9,436
Illinois Tool Works, Inc. 146 38,274
Ingersoll Rand, Inc. 215 19,636
Nordson Corp. 29 7,704
Otis Worldwide Corp. 218 20,775
PACCAR, Inc. 278 30,827
Parker-Hannifin Corp. 68 36,411
Pentair plc 88 6,846
Snap-on, Inc. 28 7,718
Stanley Black & Decker, Inc. 82 7,322
Westinghouse Air Brake
Technologies Corp. 95 13,423
Xylem, Inc. 128 16,262
405,976
Media — 0.7%
Charter Communications, Inc.,
Class
a
A* 54 15,872
Comcast Corp., Class
a
A 2,138 91,613
Fox Corp., Class
a
A 132 3,932
Fox Corp., Class
a
B 70 1,917
Interpublic Group of Cos., Inc.
(The) 204 6,406
News Corp., Class
a
A 203 5,457
News Corp., Class
a
B 61 1,707
Omnicom Group, Inc. 105 9,281
Paramount Global, Class
a
B 257 2,837
139,022
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 763 28,849
Newmont Corp. 613 19,156
Nucor Corp. 131 25,191
Steel Dynamics, Inc. 81 10,840
84,036
Multi-Utilities — 0.7%
Ameren Corp. 140 9,967
CenterPoint Energy, Inc. 336 9,240
CMS Energy Corp. 155 8,892
Consolidated Edison, Inc. 184 16,047
Dominion Energy, Inc. 445 21,284
DTE Energy Co. 110 11,919
NiSource, Inc. 220 5,733
Public Service Enterprise Group,
Inc. 265 16,536
Sempra 335 23,651
WEC Energy Group, Inc. 168 13,186
136,455

S&P 500
®
EX-HEALTH CARE ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments Shares Value
Common Stocks (continued)
Office REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 83 $ 10,353
Boston Properties, Inc., REIT 77 4,983
15,336
Oil, Gas & Consumable Fuels — 3.9%
APA Corp. 163 4,856
Chevron Corp. 935 142,129
ConocoPhillips 632 71,125
Coterra Energy, Inc. 400 10,312
Devon Energy Corp. 341 15,025
Diamondback Energy, Inc. 95 17,339
EOG Resources, Inc. 310 35,483
EQT Corp. 219 8,136
Exxon Mobil Corp. 2,132 222,837
Hess Corp. 147 21,425
Kinder Morgan, Inc. 1,029 17,894
Marathon Oil Corp. 312 7,566
Marathon Petroleum Corp. 202 34,184
Occidental Petroleum Corp.(b) 351 21,274
ONEOK, Inc. 310 23,287
Phillips 66 234 33,347
Pioneer Natural Resources Co. 124 29,164
Targa Resources Corp. 119 11,691
Valero Energy Corp. 181 25,604
Williams Cos., Inc. (The) 648 23,289
775,967
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 348 5,457
Delta Air Lines, Inc. 343 14,499
Southwest Airlines Co. 317 10,863
United Airlines Holdings, Inc.* 175 7,961
38,780
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 124 18,424
Kenvue, Inc. 917 17,423
35,847
Professional Services — 0.8%
Automatic Data Processing, Inc. 219 54,997
Broadridge Financial Solutions,
Inc. 63 12,826
Dayforce, Inc.* 83 5,790
Equifax, Inc. 66 18,057
Jacobs Solutions, Inc. 67 9,826
Leidos Holdings, Inc. 73 9,334
Paychex, Inc. 171 20,968
Paycom Software, Inc. 26 4,742
Robert Half, Inc. 56 4,502
Verisk Analytics, Inc., Class
a
A 77 18,626
159,668
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 162 14,886
Investments Shares Value
Common Stocks (continued)
CoStar Group, Inc.* 217 $ 18,886
33,772
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 76 13,454
Camden Property Trust, REIT 57 5,385
Equity Residential, REIT 184 11,079
Essex Property Trust, Inc., REIT 34 7,868
Invitation Homes, Inc., REIT 306 10,425
Mid-America Apartment
Communities, Inc., REIT 62 7,792
UDR, Inc., REIT 161 5,716
61,719
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 39 3,933
Kimco Realty Corp., REIT 354 6,995
Realty Income Corp., REIT 443 23,085
Regency Centers Corp., REIT 87 5,390
Simon Property Group, Inc.,
REIT 174 25,776
65,179
Semiconductors & Semiconductor Equipment — 11.2%
Advanced Micro Devices, Inc.* 860 165,576
Analog Devices, Inc. 265 50,832
Applied Materials, Inc. 445 89,721
Broadcom, Inc. 234 304,315
Enphase Energy, Inc.* 73 9,272
First Solar, Inc.* 57 8,772
Intel Corp. 2,244 96,604
KLA Corp. 72 49,125
Lam Research Corp. 70 65,677
Microchip Technology, Inc. 288 24,232
Micron Technology, Inc. 584 52,916
Monolithic Power Systems, Inc. 26 18,721
NVIDIA Corp. 1,315 1,040,323
NXP Semiconductors NV 137 34,213
ON Semiconductor Corp.* 229 18,073
Qorvo, Inc.* 52 5,957
QUALCOMM, Inc. 592 93,412
Skyworks Solutions, Inc. 85 8,918
Teradyne, Inc. 81 8,391
Texas Instruments, Inc. 483 80,820
2,225,870
Software — 12.5%
Adobe, Inc.* 242 135,588
ANSYS, Inc.* 46 15,372
Autodesk, Inc.* 114 29,431
Cadence Design Systems, Inc.* 145 44,135
Fair Isaac Corp.* 13 16,509
Fortinet, Inc.* 339 23,428
Gen Digital, Inc. 300 6,447
Intuit, Inc. 149 98,771
Microsoft Corp. 3,957 1,636,773
Oracle Corp. 846 94,481
Palo Alto Networks, Inc.* 165 51,241

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments Shares Value
Common Stocks (continued)
PTC, Inc.* 63 $ 11,530
Roper Technologies, Inc. 57 31,050
Salesforce, Inc.* 518 159,969
ServiceNow, Inc.* 109 84,076
Synopsys, Inc.* 81 46,472
Tyler Technologies, Inc.* 22 9,617
2,494,890
Specialized REITs — 1.2%
American Tower Corp., REIT 248 49,317
Crown Castle, Inc., REIT 231 25,396
Digital Realty Trust, Inc., REIT 161 23,636
Equinix, Inc., REIT 50 44,441
Extra Space Storage, Inc., REIT 112 15,789
Iron Mountain, Inc., REIT 155 12,189
Public Storage, REIT 84 23,845
SBA Communications Corp.,
Class
a
A, REIT 57 11,926
VICI Properties, Inc., Class
a
A,
REIT 551 16,492
Weyerhaeuser Co., REIT 389 13,374
236,405
Specialty Retail — 2.4%
AutoZone, Inc.* 9 27,054
Bath & Body Works, Inc. 121 5,530
Best Buy Co., Inc. 103 8,331
CarMax, Inc.* 84 6,636
Home Depot, Inc. (The) 532 202,484
Lowe's Cos., Inc. 307 73,886
O'Reilly Automotive, Inc.* 31 33,710
Ross Stores, Inc. 180 26,813
TJX Cos., Inc. (The) 609 60,376
Tractor Supply Co. 58 14,750
Ulta Beauty, Inc.* 26 14,263
473,833
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. 7,782 1,406,597
Hewlett Packard Enterprise Co. 683 10,402
HP, Inc. 463 13,117
NetApp, Inc. 111 9,892
Seagate Technology Holdings
plc 104 9,677
Western Digital Corp.* 173 10,288
1,459,973
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.* 61 28,493
NIKE, Inc., Class
a
B 652 67,762
Ralph Lauren Corp., Class
a
A 21 3,904
Tapestry, Inc. 122 5,799
VF Corp. 176 2,876
108,834
Tobacco — 0.6%
Altria Group, Inc. 941 38,496
Philip Morris International, Inc. 826 74,307
112,803
Investments Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 0.4%
Fastenal Co. 304 $ 22,195
United Rentals, Inc. 36 24,958
WW Grainger, Inc. 24 23,363
70,516
Water Utilities — 0.1%
American Water Works Co., Inc. 104 12,328
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 271 44,254
Total Common Stocks
(Cost $16,244,884)
19,925,199
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (d)
(Cost $21,525) 21,525 21,525
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $11,299
(Cost $11,297) $ 11,297 11,297
Total Investments — 100.0%
(Cost $16,277,706) 19,958,021
Other assets less liabilities — 0.0%(a) 2,322
Net Assets — 100.0% $ 19,960,343
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $21,214, collateralized in the form of cash with a
value of $21,525 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $21,525.
(d) Rate shown is the 7-day yield as of February 29, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
EX-TECHNOLOGY ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.* 113 $ 34,733
Boeing Co. (The)* 911 185,589
General Dynamics Corp. 363 99,190
Howmet Aerospace, Inc. 627 41,727
Huntington Ingalls Industries,
Inc. 64 18,664
L3Harris Technologies, Inc. 304 64,344
Lockheed Martin Corp. 354 151,597
Northrop Grumman Corp. 227 104,651
RTX Corp. 2,304 206,600
Textron, Inc. 314 27,968
TransDigm Group, Inc. 89 104,819
1,039,882
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. 187 13,853
Expeditors International of
Washington, Inc. 233 27,867
FedEx Corp. 371 92,368
United Parcel Service, Inc.,
Class
a
B 1,159 171,833
305,921
Automobile Components — 0.1%
Aptiv plc* 453 36,009
BorgWarner, Inc. 377 11,736
47,745
Automobiles — 2.2%
Ford Motor Co. 6,301 78,385
General Motors Co. 2,194 89,910
Tesla, Inc.* 4,431 894,530
1,062,825
Banks — 4.6%
Bank of America Corp. 11,032 380,825
Citigroup, Inc. 3,067 170,188
Citizens Financial Group, Inc. 747 23,448
Comerica, Inc. 211 10,419
Fifth Third Bancorp 1,091 37,465
Huntington Bancshares, Inc. 2,320 30,253
JPMorgan Chase & Co. 4,632 861,830
KeyCorp 1,500 21,405
M&T Bank Corp. 266 37,171
PNC Financial Services Group,
Inc. (The) 638 93,913
Regions Financial Corp. 1,490 27,759
Truist Financial Corp. 2,137 74,752
US Bancorp 2,495 104,690
Wells Fargo & Co. 5,819 323,478
Zions Bancorp NA 237 9,345
2,206,941
Beverages — 2.0%
Brown-Forman Corp., Class
a
B 293 17,647
Coca-Cola Co. (The) 6,235 374,225
Investments Shares Value
Common Stocks (continued)
Constellation Brands, Inc.,
Class
a
A 259 $ 64,367
Keurig Dr Pepper, Inc. 1,613 48,245
Molson Coors Beverage Co.,
Class
a
B 297 18,539
Monster Beverage Corp.* 1,184 69,974
PepsiCo, Inc. 2,203 364,244
957,241
Biotechnology — 2.8%
AbbVie, Inc. 2,829 498,045
Amgen, Inc. 858 234,946
Biogen, Inc.* 232 50,342
Gilead Sciences, Inc. 1,997 143,984
Incyte Corp.* 298 17,391
Moderna, Inc.* 532 49,072
Regeneron Pharmaceuticals,
Inc.* 172 166,167
Vertex Pharmaceuticals, Inc.* 413 173,766
1,333,713
Broadline Retail — 5.5%
Amazon.com, Inc.* 14,572 2,575,747
eBay, Inc. 832 39,337
Etsy, Inc.* 192 13,764
2,628,848
Building Products — 0.7%
A O Smith Corp. 197 16,331
Allegion plc 141 18,030
Builders FirstSource, Inc.* 198 38,646
Carrier Global Corp. 1,344 74,699
Johnson Controls International
plc 1,090 64,604
Masco Corp. 360 27,634
Trane Technologies plc 366 103,201
343,145
Capital Markets — 4.0%
Ameriprise Financial, Inc. 162 65,993
Bank of New York Mellon Corp.
(The) 1,232 69,103
BlackRock, Inc. 224 181,740
Blackstone, Inc. 1,139 145,587
Cboe Global Markets, Inc. 169 32,448
Charles Schwab Corp. (The) 2,385 159,270
CME Group, Inc. 577 127,142
FactSet Research Systems, Inc. 61 28,218
Franklin Resources, Inc. 452 12,408
Goldman Sachs Group, Inc.
(The) 523 203,473
Intercontinental Exchange, Inc. 917 126,931
Invesco Ltd. 720 11,095
MarketAxess Holdings, Inc. 61 13,018
Moody's Corp. 252 95,614
Morgan Stanley 2,025 174,231
MSCI, Inc., Class
a
A 127 71,243
Nasdaq, Inc. 545 30,629
Northern Trust Corp. 332 27,267
Raymond James Financial, Inc. 301 36,216

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments Shares Value
Common Stocks (continued)
S&P Global, Inc. 519 $ 222,329
State Street Corp. 494 36,423
T. Rowe Price Group, Inc. 358 40,579
1,910,957
Chemicals — 2.2%
Air Products and Chemicals,
Inc. 356 83,318
Albemarle Corp. 188 25,916
Celanese Corp., Class
a
A 160 24,315
CF Industries Holdings, Inc. 306 24,700
Corteva, Inc. 1,129 60,424
Dow, Inc. 1,124 62,809
DuPont de Nemours, Inc. 689 47,672
Eastman Chemical Co. 190 16,671
Ecolab, Inc. 407 91,510
FMC Corp. 200 11,278
International Flavors &
Fragrances, Inc. 409 30,880
Linde plc 777 348,733
LyondellBasell Industries NV,
Class
a
A 411 41,215
Mosaic Co. (The) 524 16,328
PPG Industries, Inc. 378 53,525
Sherwin-Williams Co. (The) 377 125,175
1,064,469
Commercial Services & Supplies — 0.8%
Cintas Corp. 139 87,377
Copart, Inc.* 1,400 74,410
Republic Services, Inc., Class
a
A 328 60,221
Rollins, Inc. 450 19,831
Veralto Corp. 351 30,333
Waste Management, Inc. 587 120,717
392,889
Construction & Engineering — 0.1%
Quanta Services, Inc. 233 56,272
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 99 57,193
Vulcan Materials Co. 213 56,626
113,819
Consumer Finance — 0.7%
American Express Co. 922 202,305
Capital One Financial Corp. 610 83,942
Discover Financial Services 401 48,401
Synchrony Financial 663 27,382
362,030
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp. 709 527,418
Dollar General Corp. 352 51,149
Dollar Tree, Inc.* 335 49,138
Kroger Co. (The) 1,060 52,586
Sysco Corp. 808 65,424
Target Corp. 740 113,161
Walgreens Boots Alliance, Inc. 1,149 24,428
Investments Shares Value
Common Stocks (continued)
Walmart, Inc. 6,857 $ 401,889
1,285,193
Containers & Packaging — 0.3%
Amcor plc 2,316 20,983
Avery Dennison Corp. 129 27,932
Ball Corp. 505 32,330
International Paper Co. 554 19,590
Packaging Corp. of America 144 26,091
Westrock Co. 411 18,614
145,540
Distributors — 0.2%
Genuine Parts Co. 225 33,584
LKQ Corp. 429 22,432
Pool Corp. 62 24,683
80,699
Diversified Telecommunication Services — 1.0%
AT&T, Inc. 11,457 193,967
Verizon Communications, Inc. 6,736 269,575
463,542
Electric Utilities — 2.0%
Alliant Energy Corp. 409 19,530
American Electric Power Co.,
Inc. 843 71,815
Constellation Energy Corp. 512 86,246
Duke Energy Corp. 1,235 113,410
Edison International 614 41,764
Entergy Corp. 339 34,432
Evergy, Inc. 368 18,231
Eversource Energy 560 32,872
Exelon Corp. 1,595 57,165
FirstEnergy Corp. 828 30,313
NextEra Energy, Inc. 3,288 181,465
NRG Energy, Inc. 362 20,026
PG&E Corp. 3,419 57,063
Pinnacle West Capital Corp. 182 12,436
PPL Corp. 1,181 31,143
Southern Co. (The) 1,748 117,553
Xcel Energy, Inc. 884 46,578
972,042
Electrical Equipment — 0.9%
AMETEK, Inc. 370 66,666
Eaton Corp. plc 640 184,960
Emerson Electric Co. 913 97,554
Generac Holdings, Inc.* 98 11,026
Hubbell, Inc., Class
a
B 86 32,738
Rockwell Automation, Inc. 184 52,455
445,399
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class
a
A 1,612 47,699
Halliburton Co. 1,434 50,291
Schlumberger NV 2,289 110,627
208,617

S&P 500
®
EX-TECHNOLOGY ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments Shares Value
Common Stocks (continued)
Entertainment — 1.9%
Electronic Arts, Inc. 392 $ 54,676
Live Nation Entertainment, Inc.* 227 22,015
Netflix, Inc.* 701 422,647
Take-Two Interactive Software,
Inc.* 253 37,173
Walt Disney Co. (The) 2,932 327,153
Warner Bros Discovery, Inc.* 3,556 31,257
894,921
Financial Services — 6.1%
Berkshire Hathaway, Inc.,
Class
a
B* 2,915 1,193,401
Fidelity National Information
Services, Inc. 949 65,661
Fiserv, Inc.* 962 143,598
FleetCor Technologies, Inc.* 116 32,395
Global Payments, Inc. 417 54,085
Jack Henry & Associates, Inc. 117 20,331
Mastercard, Inc., Class
a
A 1,327 630,006
PayPal Holdings, Inc.* 1,728 104,268
Visa, Inc., Class
a
A 2,554 721,863
2,965,608
Food Products — 1.1%
Archer-Daniels-Midland Co. 855 45,409
Bunge Global SA 233 21,988
Campbell Soup Co. 315 13,432
Conagra Brands, Inc. 766 21,509
General Mills, Inc. 931 59,752
Hershey Co. (The) 240 45,101
Hormel Foods Corp. 464 16,388
J M Smucker Co. (The) 170 20,429
Kellanova 423 23,328
Kraft Heinz Co. (The) 1,277 45,052
Lamb Weston Holdings, Inc. 232 23,713
McCormick & Co., Inc.
(Non-Voting) 403 27,750
Mondelez International, Inc.,
Class
a
A 2,180 159,293
Tyson Foods, Inc., Class
a
A 457 24,788
547,932
Gas Utilities — 0.1%
Atmos Energy Corp. 238 26,873
Ground Transportation — 1.7%
CSX Corp. 3,166 120,118
JB Hunt Transport Services, Inc. 131 27,027
Norfolk Southern Corp. 362 91,723
Old Dominion Freight Line, Inc. 143 63,275
Uber Technologies, Inc.* 3,297 262,111
Union Pacific Corp. 977 247,855
812,109
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories 2,781 329,938
Align Technology, Inc.* 114 34,476
Investments Shares Value
Common Stocks (continued)
Baxter International, Inc. 813 $ 33,268
Becton Dickinson & Co. 465 109,531
Boston Scientific Corp.* 2,346 155,329
Cooper Cos., Inc. (The) 317 29,671
DENTSPLY SIRONA, Inc. 339 11,078
Dexcom, Inc.* 619 71,228
Edwards Lifesciences Corp.* 972 82,494
GE HealthCare Technologies,
Inc. 649 59,241
Hologic, Inc.* 392 28,930
IDEXX Laboratories, Inc.* 133 76,505
Insulet Corp.* 112 18,368
Intuitive Surgical, Inc.* 564 217,478
Medtronic plc 2,132 177,723
ResMed, Inc. 236 40,998
STERIS plc 158 36,800
Stryker Corp. 542 189,196
Teleflex, Inc. 75 16,709
Zimmer Biomet Holdings, Inc. 335 41,661
1,760,622
Health Care Providers & Services — 3.8%
Cardinal Health, Inc. 395 44,232
Cencora, Inc. 267 62,905
Centene Corp.* 856 67,136
Cigna Group (The) 469 157,650
CVS Health Corp. 2,058 153,054
DaVita, Inc.* 86 10,919
Elevance Health, Inc. 376 188,470
HCA Healthcare, Inc. 317 98,809
Henry Schein, Inc.* 209 15,982
Humana, Inc. 197 69,013
Laboratory Corp. of America
Holdings 136 29,353
McKesson Corp. 213 111,060
Molina Healthcare, Inc.* 93 36,634
Quest Diagnostics, Inc. 180 22,480
UnitedHealth Group, Inc. 1,482 731,515
Universal Health Services, Inc.,
Class
a
B 98 16,372
1,815,584
Health Care REITs — 0.3%
Healthpeak Properties, Inc.,
REIT 1,136 19,028
Ventas, Inc., REIT 645 27,277
Welltower, Inc., REIT 887 81,746
128,051
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 1,130 23,436
Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc., Class
a
A* 697 109,757
Booking Holdings, Inc.* 56 194,254
Caesars Entertainment, Inc.* 346 15,041
Carnival Corp.* 1,614 25,598

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments Shares Value
Common Stocks (continued)
Chipotle Mexican Grill, Inc.,
Class
a
A* 44 $ 118,306
Darden Restaurants, Inc. 193 32,947
Domino's Pizza, Inc. 56 25,108
Expedia Group, Inc.* 214 29,279
Hilton Worldwide Holdings, Inc. 411 83,975
Las Vegas Sands Corp. 592 32,276
Marriott International, Inc.,
Class
a
A 395 98,699
McDonald's Corp. 1,162 339,629
MGM Resorts International* 438 18,957
Norwegian Cruise Line Holdings
Ltd.* 682 13,224
Royal Caribbean Cruises Ltd.* 378 46,626
Starbucks Corp. 1,831 173,762
Wynn Resorts Ltd. 154 16,201
Yum! Brands, Inc. 449 62,150
1,435,789
Household Durables — 0.5%
DR Horton, Inc. 483 72,180
Garmin Ltd. 245 33,651
Lennar Corp., Class
a
A 401 63,562
Mohawk Industries, Inc.* 85 10,083
NVR, Inc.* 5 38,128
PulteGroup, Inc. 345 37,391
Whirlpool Corp. 88 9,450
264,445
Household Products — 1.8%
Church & Dwight Co., Inc. 395 39,547
Clorox Co. (The) 199 30,509
Colgate-Palmolive Co. 1,319 114,120
Kimberly-Clark Corp. 541 65,553
Procter & Gamble Co. (The) 3,777 600,316
850,045
Independent Power and Renewable Electricity Producers — 0.0%(a)
AES Corp. (The) 1,073 16,310
Industrial Conglomerates — 1.2%
3M Co. 885 81,526
General Electric Co. 1,744 273,616
Honeywell International, Inc. 1,056 209,859
565,001
Industrial REITs — 0.4%
Prologis, Inc., REIT 1,481 197,373
Insurance — 3.0%
Aflac, Inc. 852 68,790
Allstate Corp. (The) 419 66,839
American International Group,
Inc. 1,125 82,001
Aon plc, Class
a
A 321 101,433
Arch Capital Group Ltd.* 598 52,379
Arthur J Gallagher & Co. 346 84,400
Assurant, Inc. 84 15,242
Brown & Brown, Inc. 378 31,831
Investments Shares Value
Common Stocks (continued)
Chubb Ltd. 654 $ 164,592
Cincinnati Financial Corp. 251 28,614
Everest Group Ltd. 70 25,822
Globe Life, Inc. 137 17,389
Hartford Financial Services
Group, Inc. (The) 482 46,195
Loews Corp. 293 22,013
Marsh & McLennan Cos., Inc. 790 159,793
MetLife, Inc. 996 69,461
Principal Financial Group, Inc. 351 28,382
Progressive Corp. (The) 937 177,618
Prudential Financial, Inc. 578 62,996
Travelers Cos., Inc. (The) 366 80,871
W R Berkley Corp. 326 27,254
Willis Towers Watson plc 165 44,981
1,458,896
Interactive Media & Services — 8.7%
Alphabet, Inc., Class
a
A* 9,483 1,313,016
Alphabet, Inc., Class
a
C* 7,981 1,115,584
Match Group, Inc.* 436 15,714
Meta Platforms, Inc., Class
a
A 3,557 1,743,392
4,187,706
Leisure Products — 0.0%(a)
Hasbro, Inc. 209 10,511
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc. 469 64,422
Bio-Rad Laboratories, Inc.,
Class
a
A* 34 11,080
Bio-Techne Corp. 253 18,613
Charles River Laboratories
International, Inc.* 82 20,843
Danaher Corp. 1,054 266,809
Illumina, Inc.* 254 35,517
IQVIA Holdings, Inc.* 293 72,418
Mettler-Toledo International,
Inc.* 35 43,653
Revvity, Inc. 198 21,699
Thermo Fisher Scientific, Inc. 619 352,941
Waters Corp.* 95 32,055
West Pharmaceutical Services,
Inc. 119 42,645
982,695
Machinery — 2.5%
Caterpillar, Inc. 817 272,845
Cummins, Inc. 227 60,975
Deere & Co. 429 156,607
Dover Corp. 224 37,045
Fortive Corp. 563 47,928
IDEX Corp. 121 28,544
Illinois Tool Works, Inc. 439 115,084
Ingersoll Rand, Inc. 649 59,273
Nordson Corp. 87 23,112
Otis Worldwide Corp. 656 62,517
PACCAR, Inc. 838 92,926
Parker-Hannifin Corp. 206 110,303

S&P 500
®
EX-TECHNOLOGY ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments Shares Value
Common Stocks (continued)
Pentair plc 265 $ 20,614
Snap-on, Inc. 85 23,431
Stanley Black & Decker, Inc. 246 21,965
Westinghouse Air Brake
Technologies Corp. 287 40,550
Xylem, Inc. 386 49,041
1,222,760
Media — 0.9%
Charter Communications, Inc.,
Class
a
A* 161 47,323
Comcast Corp., Class
a
A 6,434 275,697
Fox Corp., Class
a
A 396 11,797
Fox Corp., Class
a
B 211 5,777
Interpublic Group of Cos., Inc.
(The) 614 19,279
News Corp., Class
a
A 610 16,397
News Corp., Class
a
B 184 5,150
Omnicom Group, Inc. 317 28,020
Paramount Global, Class
a
B(b) 773 8,534
417,974
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 2,298 86,887
Newmont Corp. 1,847 57,719
Nucor Corp. 394 75,766
Steel Dynamics, Inc. 244 32,652
253,024
Multi-Utilities — 0.9%
Ameren Corp. 421 29,971
CenterPoint Energy, Inc. 1,011 27,803
CMS Energy Corp. 468 26,849
Consolidated Edison, Inc. 553 48,227
Dominion Energy, Inc. 1,341 64,140
DTE Energy Co. 330 35,756
NiSource, Inc. 662 17,252
Public Service Enterprise Group,
Inc. 798 49,795
Sempra 1,009 71,235
WEC Energy Group, Inc. 505 39,637
410,665
Office REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 251 31,307
Boston Properties, Inc., REIT 231 14,951
46,258
Oil, Gas & Consumable Fuels — 4.8%
APA Corp. 491 14,627
Chevron Corp. 2,813 427,604
ConocoPhillips 1,903 214,164
Coterra Energy, Inc. 1,205 31,065
Devon Energy Corp. 1,027 45,250
Diamondback Energy, Inc. 287 52,383
EOG Resources, Inc. 934 106,906
EQT Corp. 659 24,482
Exxon Mobil Corp. 6,418 670,809
Hess Corp. 443 64,567
Investments Shares Value
Common Stocks (continued)
Kinder Morgan, Inc. 3,099 $ 53,892
Marathon Oil Corp. 938 22,746
Marathon Petroleum Corp. 608 102,892
Occidental Petroleum Corp.(b) 1,058 64,125
ONEOK, Inc. 933 70,087
Phillips 66 705 100,469
Pioneer Natural Resources Co. 374 87,961
Targa Resources Corp. 357 35,072
Valero Energy Corp. 546 77,237
Williams Cos., Inc. (The) 1,949 70,047
2,336,385
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 1,047 16,417
Delta Air Lines, Inc. 1,031 43,580
Southwest Airlines Co. 955 32,728
United Airlines Holdings, Inc.* 526 23,928
116,653
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 372 55,272
Kenvue, Inc. 2,762 52,478
107,750
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co. 3,260 165,445
Catalent, Inc.* 289 16,571
Eli Lilly & Co. 1,278 963,203
Johnson & Johnson 3,857 622,443
Merck & Co., Inc. 4,060 516,229
Pfizer, Inc. 9,047 240,288
Viatris, Inc. 1,922 23,775
Zoetis, Inc., Class
a
A 736 145,971
2,693,925
Professional Services — 1.0%
Automatic Data Processing, Inc. 659 165,495
Broadridge Financial Solutions,
Inc. 189 38,477
Dayforce, Inc.* 250 17,440
Equifax, Inc. 197 53,897
Jacobs Solutions, Inc. 202 29,623
Leidos Holdings, Inc. 220 28,129
Paychex, Inc. 515 63,149
Paycom Software, Inc. 79 14,409
Robert Half, Inc. 170 13,668
Verisk Analytics, Inc., Class
a
A 232 56,121
480,408
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 488 44,842
CoStar Group, Inc.* 654 56,918
101,760
Residential REITs — 0.4%
AvalonBay Communities, Inc.,
REIT 228 40,363
Camden Property Trust, REIT 171 16,156

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments Shares Value
Common Stocks (continued)
Equity Residential, REIT 554 $ 33,356
Essex Property Trust, Inc., REIT 103 23,834
Invitation Homes, Inc., REIT 922 31,413
Mid-America Apartment
Communities, Inc., REIT 187 23,502
UDR, Inc., REIT 485 17,218
185,842
Retail REITs — 0.4%
Federal Realty Investment Trust,
REIT 118 11,900
Kimco Realty Corp., REIT 1,066 21,064
Realty Income Corp., REIT 1,333 69,463
Regency Centers Corp., REIT 263 16,293
Simon Property Group, Inc.,
REIT 523 77,477
196,197
Specialized REITs — 1.5%
American Tower Corp., REIT 747 148,548
Crown Castle, Inc., REIT 695 76,408
Digital Realty Trust, Inc., REIT 485 71,203
Equinix, Inc., REIT 150 133,323
Extra Space Storage, Inc., REIT 339 47,789
Iron Mountain, Inc., REIT 468 36,803
Public Storage, REIT 254 72,103
SBA Communications Corp.,
Class
a
A, REIT 173 36,197
VICI Properties, Inc., Class
a
A,
REIT 1,658 49,624
Weyerhaeuser Co., REIT 1,170 40,225
712,223
Specialty Retail — 3.0%
AutoZone, Inc.* 28 84,169
Bath & Body Works, Inc. 364 16,635
Best Buy Co., Inc. 310 25,073
CarMax, Inc.* 254 20,066
Home Depot, Inc. (The) 1,602 609,737
Lowe's Cos., Inc. 925 222,620
O'Reilly Automotive, Inc.* 95 103,305
Ross Stores, Inc. 543 80,885
TJX Cos., Inc. (The) 1,833 181,724
Tractor Supply Co. 173 43,997
Ulta Beauty, Inc.* 79 43,336
1,431,547
Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.* 185 86,412
NIKE, Inc., Class
a
B 1,961 203,807
Ralph Lauren Corp., Class
a
A 64 11,899
Tapestry, Inc. 367 17,443
VF Corp. 530 8,660
328,221
Tobacco — 0.7%
Altria Group, Inc. 2,834 115,939
Philip Morris International, Inc. 2,487 223,730
339,669
Investments Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 0.4%
Fastenal Co. 916 $ 66,877
United Rentals, Inc. 109 75,566
WW Grainger, Inc. 71 69,116
211,559
Water Utilities — 0.1%
American Water Works Co., Inc. 312 36,984
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 815 133,090
Total Common Stocks
(Cost $43,175,079)
48,134,530
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (d)
(Cost $42,680) 42,680 42,680
Principal
Amount
Short-Term Investments — 0 .0% (a)
Repurchase Agreements (e) — 0 .0% (a)
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $17,214
(Cost $17,211) $ 17,211 17,211
Total Investments — 99.9%
(Cost $43,234,970) 48,194,421
Other assets less liabilities — 0.1% 28,420
Net Assets — 100.0% $ 48,222,841
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $41,945, collateralized in the form of cash with a
value of $42,680 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $42,680.
(d) Rate shown is the 7-day yield as of February 29, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
HIGH INCOME ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments Shares Value
Common Stocks — 83 .5%
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.* 80 $ 24,590
Boeing Co. (The)* 647 131,807
General Dynamics Corp. 258 70,498
Howmet Aerospace, Inc. 445 29,615
Huntington Ingalls Industries,
Inc. 45 13,123
L3Harris Technologies, Inc. 216 45,718
Lockheed Martin Corp. 251 107,488
Northrop Grumman Corp. 161 74,224
RTX Corp. 1,637 146,790
Textron, Inc. 223 19,863
TransDigm Group, Inc. 63 74,198
737,914
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 133 9,853
Expeditors International of
Washington, Inc. 166 19,853
FedEx Corp. 263 65,479
United Parcel Service, Inc.,
Class
a
B 823 122,018
217,203
Automobile Components — 0.1%
Aptiv plc* 322 25,596
BorgWarner, Inc. 268 8,343
33,939
Automobiles — 1.3%
Ford Motor Co. 4,477 55,694
General Motors Co. 1,559 63,888
Tesla, Inc.* 3,148 635,518
755,100
Banks — 2.7%
Bank of America Corp. 7,839 270,602
Citigroup, Inc. 2,179 120,913
Citizens Financial Group, Inc. 531 16,668
Comerica, Inc. 150 7,407
Fifth Third Bancorp 775 26,613
Huntington Bancshares, Inc. 1,649 21,503
JPMorgan Chase & Co. 3,292 612,509
KeyCorp 1,066 15,212
M&T Bank Corp. 189 26,411
PNC Financial Services Group,
Inc. (The) 454 66,829
Regions Financial Corp. 1,059 19,729
Truist Financial Corp. 1,518 53,100
US Bancorp 1,773 74,395
Wells Fargo & Co. 4,135 229,865
Zions Bancorp NA 169 6,664
1,568,420
Beverages — 1.2%
Brown-Forman Corp., Class
a
B 208 12,528
Coca-Cola Co. (The) 4,430 265,888
Investments Shares Value
Common Stocks (continued)
Constellation Brands, Inc.,
Class
a
A 184 $ 45,728
Keurig Dr Pepper, Inc. 1,146 34,277
Molson Coors Beverage Co.,
Class
a
B 211 13,171
Monster Beverage Corp.* 841 49,703
PepsiCo, Inc. 1,565 258,757
680,052
Biotechnology — 1.6%
AbbVie, Inc. 2,010 353,861
Amgen, Inc. 609 166,762
Biogen, Inc.* 165 35,803
Gilead Sciences, Inc. 1,419 102,310
Incyte Corp.* 212 12,372
Moderna, Inc.* 378 34,867
Regeneron Pharmaceuticals,
Inc.* 122 117,863
Vertex Pharmaceuticals, Inc.* 293 123,277
947,115
Broadline Retail — 3.2%
Amazon.com, Inc.* 10,354 1,830,173
eBay, Inc. 591 27,942
Etsy, Inc.* 136 9,750
1,867,865
Building Products — 0.4%
A O Smith Corp. 140 11,606
Allegion plc 100 12,787
Builders FirstSource, Inc.* 140 27,325
Carrier Global Corp. 955 53,079
Johnson Controls International
plc 775 45,934
Masco Corp. 256 19,651
Trane Technologies plc 260 73,312
243,694
Capital Markets — 2.3%
Ameriprise Financial, Inc. 115 46,846
Bank of New York Mellon Corp.
(The) 876 49,135
BlackRock, Inc. 159 129,003
Blackstone, Inc. 809 103,406
Cboe Global Markets, Inc. 120 23,040
Charles Schwab Corp. (The) 1,694 113,125
CME Group, Inc. 410 90,344
FactSet Research Systems, Inc. 43 19,891
Franklin Resources, Inc. 321 8,811
Goldman Sachs Group, Inc.
(The) 371 144,338
Intercontinental Exchange, Inc. 652 90,250
Invesco Ltd. 512 7,890
MarketAxess Holdings, Inc. 43 9,177
Moody's Corp. 179 67,916
Morgan Stanley 1,439 123,812
MSCI, Inc., Class
a
A 90 50,487
Nasdaq, Inc. 388 21,806
Northern Trust Corp. 236 19,383
Raymond James Financial, Inc. 214 25,748

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments Shares Value
Common Stocks (continued)
S&P Global, Inc. 369 $ 158,072
State Street Corp. 351 25,879
T. Rowe Price Group, Inc. 254 28,791
1,357,150
Chemicals — 1.3%
Air Products and Chemicals,
Inc. 253 59,212
Albemarle Corp. 134 18,472
Celanese Corp., Class
a
A 114 17,325
CF Industries Holdings, Inc. 218 17,597
Corteva, Inc. 802 42,923
Dow, Inc. 799 44,648
DuPont de Nemours, Inc. 490 33,903
Eastman Chemical Co. 135 11,845
Ecolab, Inc. 289 64,979
FMC Corp. 142 8,007
International Flavors &
Fragrances, Inc. 291 21,970
Linde plc 552 247,749
LyondellBasell Industries NV,
Class
a
A 292 29,282
Mosaic Co. (The) 372 11,591
PPG Industries, Inc. 268 37,949
Sherwin-Williams Co. (The) 268 88,984
756,436
Commercial Services & Supplies — 0.5%
Cintas Corp. 99 62,232
Copart, Inc.* 995 52,884
Republic Services, Inc., Class
a
A 233 42,779
Rollins, Inc. 320 14,103
Veralto Corp. 250 21,605
Waste Management, Inc. 417 85,756
279,359
Communications Equipment — 0.7%
Arista Networks, Inc.* 287 79,654
Cisco Systems, Inc. 4,612 223,082
F5, Inc.* 68 12,731
Juniper Networks, Inc. 363 13,442
Motorola Solutions, Inc. 189 62,444
391,353
Construction & Engineering — 0.1%
Quanta Services, Inc. 165 39,849
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 70 40,440
Vulcan Materials Co. 151 40,143
80,583
Consumer Finance — 0.4%
American Express Co. 655 143,720
Capital One Financial Corp. 434 59,723
Discover Financial Services 285 34,400
Synchrony Financial 471 19,452
257,295
Investments Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp. 504 $ 374,921
Dollar General Corp. 250 36,327
Dollar Tree, Inc.* 238 34,910
Kroger Co. (The) 753 37,356
Sysco Corp. 574 46,477
Target Corp. 526 80,436
Walgreens Boots Alliance, Inc. 816 17,348
Walmart, Inc. 4,872 285,548
913,323
Containers & Packaging — 0.2%
Amcor plc 1,646 14,913
Avery Dennison Corp. 92 19,921
Ball Corp. 359 22,983
International Paper Co. 394 13,932
Packaging Corp. of America 102 18,481
Westrock Co. 292 13,225
103,455
Distributors — 0.1%
Genuine Parts Co. 160 23,882
LKQ Corp. 305 15,948
Pool Corp. 44 17,517
57,347
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 8,141 137,827
Verizon Communications, Inc. 4,787 191,576
329,403
Electric Utilities — 1.2%
Alliant Energy Corp. 291 13,895
American Electric Power Co.,
Inc. 599 51,029
Constellation Energy Corp. 364 61,316
Duke Energy Corp. 877 80,535
Edison International 436 29,657
Entergy Corp. 241 24,478
Evergy, Inc. 262 12,979
Eversource Energy 398 23,363
Exelon Corp. 1,133 40,607
FirstEnergy Corp. 588 21,527
NextEra Energy, Inc. 2,336 128,924
NRG Energy, Inc. 257 14,217
PG&E Corp. 2,429 40,540
Pinnacle West Capital Corp. 129 8,815
PPL Corp. 839 22,124
Southern Co. (The) 1,242 83,524
Xcel Energy, Inc. 628 33,089
690,619
Electrical Equipment — 0.5%
AMETEK, Inc. 263 47,387
Eaton Corp. plc 455 131,495
Emerson Electric Co. 649 69,346
Generac Holdings, Inc.* 70 7,876
Hubbell, Inc., Class
a
B 61 23,221

S&P 500
®
HIGH INCOME ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments Shares Value
Common Stocks (continued)
Rockwell Automation, Inc. 131 $ 37,345
316,670
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class
a
A 681 74,392
CDW Corp. 153 37,670
Corning, Inc. 874 28,178
Jabil, Inc. 146 21,037
Keysight Technologies, Inc.* 202 31,169
TE Connectivity Ltd. 354 50,820
Teledyne Technologies, Inc.* 54 23,072
Trimble, Inc.* 283 17,317
Zebra Technologies Corp.,
Class
a
A* 58 16,210
299,865
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 1,146 33,910
Halliburton Co. 1,019 35,736
Schlumberger NV 1,626 78,585
148,231
Entertainment — 1.1%
Electronic Arts, Inc. 279 38,915
Live Nation Entertainment, Inc.* 162 15,711
Netflix, Inc.* 498 300,254
Take-Two Interactive Software,
Inc.* 180 26,448
Walt Disney Co. (The) 2,083 232,421
Warner Bros Discovery, Inc.* 2,527 22,212
635,961
Financial Services — 3.6%
Berkshire Hathaway, Inc.,
Class
a
B* 2,071 847,867
Fidelity National Information
Services, Inc. 675 46,703
Fiserv, Inc.* 683 101,952
FleetCor Technologies, Inc.* 82 22,900
Global Payments, Inc. 296 38,391
Jack Henry & Associates, Inc. 83 14,423
Mastercard, Inc., Class
a
A 943 447,699
PayPal Holdings, Inc.* 1,227 74,037
Visa, Inc., Class
a
A 1,815 512,992
2,106,964
Food Products — 0.7%
Archer-Daniels-Midland Co. 607 32,238
Bunge Global SA 165 15,571
Campbell Soup Co. 224 9,551
Conagra Brands, Inc. 544 15,276
General Mills, Inc. 662 42,487
Hershey Co. (The) 171 32,134
Hormel Foods Corp. 330 11,656
J M Smucker Co. (The) 121 14,541
Kellanova 300 16,545
Kraft Heinz Co. (The) 908 32,034
Lamb Weston Holdings, Inc. 165 16,865
McCormick & Co., Inc.
(Non-Voting) 286 19,694
Investments Shares Value
Common Stocks (continued)
Mondelez International, Inc.,
Class
a
A 1,549 $ 113,185
Tyson Foods, Inc., Class
a
A 325 17,628
389,405
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 169 19,082
Ground Transportation — 1.0%
CSX Corp. 2,250 85,365
JB Hunt Transport Services, Inc. 93 19,187
Norfolk Southern Corp. 257 65,119
Old Dominion Freight Line, Inc. 102 45,133
Uber Technologies, Inc.* 2,343 186,268
Union Pacific Corp. 694 176,061
577,133
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories 1,976 234,433
Align Technology, Inc.* 81 24,496
Baxter International, Inc. 578 23,652
Becton Dickinson & Co. 330 77,731
Boston Scientific Corp.* 1,667 110,372
Cooper Cos., Inc. (The) 226 21,154
DENTSPLY SIRONA, Inc. 241 7,876
Dexcom, Inc.* 440 50,631
Edwards Lifesciences Corp.* 691 58,645
GE HealthCare Technologies,
Inc. 461 42,080
Hologic, Inc.* 279 20,590
IDEXX Laboratories, Inc.* 95 54,647
Insulet Corp.* 80 13,120
Intuitive Surgical, Inc.* 401 154,625
Medtronic plc 1,515 126,290
ResMed, Inc. 167 29,011
STERIS plc 112 26,086
Stryker Corp. 385 134,392
Teleflex, Inc. 54 12,031
Zimmer Biomet Holdings, Inc. 238 29,598
1,251,460
Health Care Providers & Services — 2.2%
Cardinal Health, Inc. 281 31,466
Cencora, Inc. 190 44,764
Centene Corp.* 608 47,685
Cigna Group (The) 333 111,935
CVS Health Corp. 1,462 108,729
DaVita, Inc.* 61 7,745
Elevance Health, Inc. 268 134,335
HCA Healthcare, Inc. 226 70,444
Henry Schein, Inc.* 149 11,394
Humana, Inc. 140 49,045
Laboratory Corp. of America
Holdings 97 20,936
McKesson Corp. 151 78,733
Molina Healthcare, Inc.* 66 25,998
Quest Diagnostics, Inc. 128 15,986
UnitedHealth Group, Inc. 1,053 519,761

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments Shares Value
Common Stocks (continued)
Universal Health Services, Inc.,
Class
a
B 69 $ 11,527
1,290,483
Health Care REITs — 0.2%
Healthpeak Properties, Inc.,
REIT 806 13,500
Ventas, Inc., REIT 458 19,369
Welltower, Inc., REIT 630 58,061
90,930
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 803 16,654
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class
a
A* 495 77,948
Booking Holdings, Inc.* 40 138,753
Caesars Entertainment, Inc.* 246 10,694
Carnival Corp.* 1,147 18,191
Chipotle Mexican Grill, Inc.,
Class
a
A* 31 83,352
Darden Restaurants, Inc. 137 23,387
Domino's Pizza, Inc. 40 17,934
Expedia Group, Inc.* 152 20,797
Hilton Worldwide Holdings, Inc. 292 59,661
Las Vegas Sands Corp. 420 22,898
Marriott International, Inc.,
Class
a
A 281 70,214
McDonald's Corp. 826 241,423
MGM Resorts International* 311 13,460
Norwegian Cruise Line Holdings
Ltd.* 484 9,385
Royal Caribbean Cruises Ltd.* 268 33,058
Starbucks Corp. 1,301 123,465
Wynn Resorts Ltd. 109 11,467
Yum! Brands, Inc. 319 44,156
1,020,243
Household Durables — 0.3%
DR Horton, Inc. 343 51,258
Garmin Ltd. 174 23,899
Lennar Corp., Class
a
A 285 45,176
Mohawk Industries, Inc.* 60 7,117
NVR, Inc.* 4 30,502
PulteGroup, Inc. 245 26,553
Whirlpool Corp. 62 6,658
191,163
Household Products — 1.0%
Church & Dwight Co., Inc. 281 28,134
Clorox Co. (The) 141 21,617
Colgate-Palmolive Co. 937 81,069
Kimberly-Clark Corp. 385 46,650
Procter & Gamble Co. (The) 2,683 426,436
603,906
Independent Power and Renewable Electricity Producers — 0.0%(a)
AES Corp. (The) 763 11,598
Investments Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.7%
3M Co. 629 $ 57,943
General Electric Co. 1,239 194,387
Honeywell International, Inc. 751 149,246
401,576
Industrial REITs — 0.2%
Prologis, Inc., REIT 1,052 140,200
Insurance — 1.8%
Aflac, Inc. 605 48,848
Allstate Corp. (The) 298 47,537
American International Group,
Inc. 799 58,239
Aon plc, Class
a
A 228 72,046
Arch Capital Group Ltd.* 425 37,226
Arthur J Gallagher & Co. 246 60,007
Assurant, Inc. 60 10,887
Brown & Brown, Inc. 269 22,652
Chubb Ltd. 465 117,027
Cincinnati Financial Corp. 179 20,406
Everest Group Ltd. 49 18,075
Globe Life, Inc. 98 12,439
Hartford Financial Services
Group, Inc. (The) 342 32,777
Loews Corp. 208 15,627
Marsh & McLennan Cos., Inc. 561 113,473
MetLife, Inc. 708 49,376
Principal Financial Group, Inc. 250 20,215
Progressive Corp. (The) 666 126,247
Prudential Financial, Inc. 411 44,795
Travelers Cos., Inc. (The) 260 57,450
W R Berkley Corp. 232 19,395
Willis Towers Watson plc 118 32,168
1,036,912
Interactive Media & Services — 5.1%
Alphabet, Inc., Class
a
A* 6,737 932,805
Alphabet, Inc., Class
a
C* 5,671 792,692
Match Group, Inc.* 309 11,136
Meta Platforms, Inc., Class
a
A 2,527 1,238,559
2,975,192
IT Services — 1.0%
Accenture plc, Class
a
A 715 267,968
Akamai Technologies, Inc.* 172 19,078
Cognizant Technology Solutions
Corp., Class
a
A 571 45,121
EPAM Systems, Inc.* 66 20,090
Gartner, Inc.* 89 41,435
International Business Machines
Corp. 1,040 192,431
VeriSign, Inc.* 101 19,724
605,847
Leisure Products — 0.0%(a)
Hasbro, Inc. 148 7,443

S&P 500
®
HIGH INCOME ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. 333 $ 45,741
Bio-Rad Laboratories, Inc.,
Class
a
A* 24 7,821
Bio-Techne Corp. 180 13,243
Charles River Laboratories
International, Inc.* 58 14,743
Danaher Corp. 749 189,602
Illumina, Inc.* 181 25,309
IQVIA Holdings, Inc.* 208 51,409
Mettler-Toledo International,
Inc.* 25 31,181
Revvity, Inc. 141 15,452
Thermo Fisher Scientific, Inc. 440 250,879
Waters Corp.* 67 22,607
West Pharmaceutical Services,
Inc. 84 30,102
698,089
Machinery — 1.5%
Caterpillar, Inc. 581 194,031
Cummins, Inc. 161 43,246
Deere & Co. 305 111,340
Dover Corp. 159 26,295
Fortive Corp. 400 34,052
IDEX Corp. 86 20,287
Illinois Tool Works, Inc. 312 81,791
Ingersoll Rand, Inc. 461 42,103
Nordson Corp. 62 16,470
Otis Worldwide Corp. 466 44,410
PACCAR, Inc. 596 66,090
Parker-Hannifin Corp. 146 78,176
Pentair plc 188 14,625
Snap-on, Inc. 60 16,540
Stanley Black & Decker, Inc. 175 15,626
Westinghouse Air Brake
Technologies Corp. 204 28,823
Xylem, Inc. 274 34,812
868,717
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 115 33,802
Comcast Corp., Class
a
A 4,572 195,910
Fox Corp., Class
a
A 281 8,371
Fox Corp., Class
a
B 150 4,107
Interpublic Group of Cos., Inc.
(The) 436 13,690
News Corp., Class
a
A 433 11,639
News Corp., Class
a
B 131 3,667
Omnicom Group, Inc. 225 19,888
Paramount Global, Class
a
B 549 6,061
297,135
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 1,633 61,744
Newmont Corp. 1,312 41,000
Nucor Corp. 280 53,844
Investments Shares Value
Common Stocks (continued)
Steel Dynamics, Inc. 173 $ 23,151
179,739
Multi-Utilities — 0.5%
Ameren Corp. 299 21,286
CenterPoint Energy, Inc. 719 19,772
CMS Energy Corp. 332 19,047
Consolidated Edison, Inc. 393 34,274
Dominion Energy, Inc. 953 45,582
DTE Energy Co. 235 25,462
NiSource, Inc. 471 12,274
Public Service Enterprise Group,
Inc. 567 35,381
Sempra 717 50,620
WEC Energy Group, Inc. 359 28,178
291,876
Office REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 178 22,202
Boston Properties, Inc., REIT 164 10,614
32,816
Oil, Gas & Consumable Fuels — 2.8%
APA Corp. 349 10,397
Chevron Corp. 1,999 303,868
ConocoPhillips 1,352 152,154
Coterra Energy, Inc. 856 22,068
Devon Energy Corp. 729 32,120
Diamondback Energy, Inc. 204 37,234
EOG Resources, Inc. 664 76,001
EQT Corp. 468 17,386
Exxon Mobil Corp. 4,561 476,716
Hess Corp. 315 45,911
Kinder Morgan, Inc. 2,202 38,293
Marathon Oil Corp. 666 16,150
Marathon Petroleum Corp. 432 73,107
Occidental Petroleum Corp. 752 45,579
ONEOK, Inc. 663 49,805
Phillips 66 501 71,397
Pioneer Natural Resources Co. 266 62,561
Targa Resources Corp. 254 24,953
Valero Energy Corp. 388 54,886
Williams Cos., Inc. (The) 1,385 49,777
1,660,363
Passenger Airlines — 0.1%
American Airlines Group, Inc.* 744 11,666
Delta Air Lines, Inc. 733 30,984
Southwest Airlines Co. 679 23,269
United Airlines Holdings, Inc.* 373 16,968
82,887
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 264 39,225
Kenvue, Inc. 1,962 37,278
76,503

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments Shares Value
Common Stocks (continued)
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co. 2,317 $ 117,588
Catalent, Inc.* 205 11,755
Eli Lilly & Co. 908 684,341
Johnson & Johnson 2,741 442,342
Merck & Co., Inc. 2,885 366,828
Pfizer, Inc. 6,429 170,754
Viatris, Inc. 1,366 16,897
Zoetis, Inc., Class
a
A 523 103,727
1,914,232
Professional Services — 0.6%
Automatic Data Processing, Inc. 468 117,529
Broadridge Financial Solutions,
Inc. 134 27,280
Dayforce, Inc.* 178 12,417
Equifax, Inc. 140 38,303
Jacobs Solutions, Inc. 143 20,971
Leidos Holdings, Inc. 157 20,074
Paychex, Inc. 366 44,879
Paycom Software, Inc. 56 10,214
Robert Half, Inc. 121 9,728
Verisk Analytics, Inc., Class
a
A 165 39,913
341,308
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 347 31,886
CoStar Group, Inc.* 465 40,469
72,355
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 162 28,679
Camden Property Trust, REIT 122 11,527
Equity Residential, REIT 393 23,663
Essex Property Trust, Inc., REIT 73 16,892
Invitation Homes, Inc., REIT 655 22,316
Mid-America Apartment
Communities, Inc., REIT 133 16,715
UDR, Inc., REIT 345 12,247
132,039
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 84 8,471
Kimco Realty Corp., REIT 757 14,958
Realty Income Corp., REIT 947 49,348
Regency Centers Corp., REIT 187 11,585
Simon Property Group, Inc.,
REIT 371 54,960
139,322
Semiconductors & Semiconductor Equipment — 8.2%
Advanced Micro Devices, Inc.* 1,839 354,063
Analog Devices, Inc. 567 108,762
Applied Materials, Inc. 952 191,942
Broadcom, Inc. 500 650,245
Enphase Energy, Inc.* 155 19,687
Investments Shares Value
Common Stocks (continued)
First Solar, Inc.* 122 $ 18,775
Intel Corp. 4,800 206,640
KLA Corp. 155 105,756
Lam Research Corp. 150 140,737
Microchip Technology, Inc. 616 51,830
Micron Technology, Inc. 1,250 113,262
Monolithic Power Systems, Inc. 55 39,602
NVIDIA Corp. 2,812 2,224,629
NXP Semiconductors NV 293 73,171
ON Semiconductor Corp.* 490 38,671
Qorvo, Inc.* 111 12,715
QUALCOMM, Inc. 1,267 199,920
Skyworks Solutions, Inc. 181 18,991
Teradyne, Inc. 174 18,025
Texas Instruments, Inc. 1,034 173,019
4,760,442
Software — 9.1%
Adobe, Inc.* 518 290,225
ANSYS, Inc.* 99 33,083
Autodesk, Inc.* 243 62,735
Cadence Design Systems, Inc.* 310 94,358
Fair Isaac Corp.* 28 35,557
Fortinet, Inc.* 726 50,174
Gen Digital, Inc. 642 13,797
Intuit, Inc. 319 211,462
Microsoft Corp. 8,462 3,500,222
Oracle Corp. 1,809 202,029
Palo Alto Networks, Inc.* 354 109,935
PTC, Inc.* 135 24,706
Roper Technologies, Inc. 122 66,457
Salesforce, Inc.* 1,108 342,172
ServiceNow, Inc.* 233 179,722
Synopsys, Inc.* 173 99,255
Tyler Technologies, Inc.* 48 20,983
5,336,872
Specialized REITs — 0.9%
American Tower Corp., REIT 531 105,595
Crown Castle, Inc., REIT 494 54,310
Digital Realty Trust, Inc., REIT 345 50,649
Equinix, Inc., REIT 107 95,104
Extra Space Storage, Inc., REIT 241 33,974
Iron Mountain, Inc., REIT 332 26,108
Public Storage, REIT 180 51,097
SBA Communications Corp.,
Class
a
A, REIT 123 25,735
VICI Properties, Inc., Class
a
A,
REIT 1,178 35,258
Weyerhaeuser Co., REIT 831 28,570
506,400
Specialty Retail — 1.7%
AutoZone, Inc.* 20 60,120
Bath & Body Works, Inc. 259 11,836
Best Buy Co., Inc. 221 17,875
CarMax, Inc.* 181 14,299
Home Depot, Inc. (The) 1,139 433,515
Lowe's Cos., Inc. 657 158,120
O'Reilly Automotive, Inc.* 67 72,857

S&P 500
®
HIGH INCOME ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments Shares Value
Common Stocks (continued)
Ross Stores, Inc. 386 $ 57,499
TJX Cos., Inc. (The) 1,303 129,180
Tractor Supply Co. 123 31,281
Ulta Beauty, Inc.* 56 30,719
1,017,301
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc. 16,645 3,008,584
Hewlett Packard Enterprise Co. 1,461 22,251
HP, Inc. 990 28,047
NetApp, Inc. 238 21,210
Seagate Technology Holdings
plc 221 20,564
Western Digital Corp.* 369 21,944
3,122,600
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.* 131 61,189
NIKE, Inc., Class
a
B 1,394 144,879
Ralph Lauren Corp., Class
a
A 45 8,366
Tapestry, Inc. 261 12,405
VF Corp. 376 6,144
232,983
Tobacco — 0.4%
Altria Group, Inc. 2,014 82,393
Philip Morris International, Inc. 1,767 158,959
241,352
Trading Companies & Distributors — 0.3%
Fastenal Co. 651 47,529
United Rentals, Inc. 77 53,382
WW Grainger, Inc. 50 48,673
149,584
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 222 26,316
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 579 94,551
Total Common Stocks
(Cost $46,575,375)
48,720,174
Principal
Amount
Short-Term Investments — 3 .9%
Repurchase Agreements (b) — 3 .9%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $2,254,031
(Cost $2,253,701) $ 2,253,701 2,253,701
Total Investments — 87.4%
(Cost $48,829,076) 50,973,875
Other assets less liabilities — 12.6% 7,362,776
Net Assets — 100.0% $ 58,336,651
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 29, 2024 (UNAUDITED) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Futures Contracts Purchased
S&P 500
®
High Income ETF had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 36 3/15/2024 U.S. Dollar $ 9,186,750 $ 423,523
Swap Agreements
S&P 500
®
High Income ETF had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
57,872,565 12/11/2025 Goldman Sachs International 0.00%
S&P 500 Index SWAP Goldman
Sachs International (831,917)
57,872,565 (831,917)
Total Unrealized
Depreciation
(831,917)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

S&P GLOBAL CORE BATTERY METALS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
Investments Shares Value
Common Stocks — 99 .8%
Chemicals — 26.2%
Albemarle Corp. 715 $ 98,563
Arcadium Lithium plc* 32,869 180,451
Ganfeng Lithium Group Co.
Ltd., Class
a
H(a) 19,824 65,831
Qinghai Salt Lake Industry Co.
Ltd., Class
a
A* 32,600 73,192
Tianqi Lithium Corp., Class
a
A 9,900 73,810
Zangge Mining Co. Ltd., Class
a
A 21,200 86,324
578,171
Construction & Engineering — 0.2%
Metallurgical Corp. of China
Ltd., Class
a
H 25,242 5,094
Electrical Equipment — 4.0%
Sociedad Quimica y Minera de
Chile SA, ADR 1,780 88,501
Metals & Mining — 62.3%
African Rainbow Minerals Ltd. 1,751 15,414
AMG Critical Materials NV 3,368 76,843
Aneka Tambang Tbk. 299,321 27,808
Anglo American Platinum Ltd. 429 16,482
Anglo American plc 1,967 42,235
BHP Group Ltd. 1,217 34,751
Boliden AB 778 19,689
China Nonferrous Mining Corp.
Ltd. 81,237 56,652
CMOC Group Ltd., Class
a
H 48,094 29,731
Eramet SA 974 65,741
First Quantum Minerals Ltd. 5,615 53,165
Franco-Nevada Corp. 321 33,608
Glencore plc 7,273 34,441
IGO Ltd. 19,662 101,476
Impala Platinum Holdings Ltd. 2,360 7,971
Jervois Global Ltd.*(b) 1,144,751 18,602
Jinchuan Group International
Resources Co. Ltd. 644,937 54,366
Karora Resources, Inc.* 15,954 48,080
Lundin Mining Corp. 8,345 65,978
Mineral Resources Ltd. 1,999 86,654
Northam Platinum Holdings Ltd. 1,063 6,079
Pacific Metals Co. Ltd.* 9,840 86,966
Pilbara Minerals Ltd. 39,428 107,638
POSCO Holdings, Inc., ADR(b) 168 13,579
Sibanye Stillwater Ltd. 9,865 10,220
South32 Ltd. 24,575 47,123
Tibet Mineral Development Co.,
Class
a
A 21,200 71,529
Vale Indonesia Tbk. PT 278,956 71,891
Vale SA, Class
a
B, ADR 1,954 26,203
Zhejiang Huayou Cobalt Co.
Ltd., Class
a
A 10,100 38,893
Zijin Mining Group Co. Ltd.,
Class
a
H 1,549 2,505
1,372,313
Investments Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 7.1%
Sojitz Corp. 1,583 $ 40,113
Sumitomo Corp. 2,822 66,014
Toyota Tsusho Corp. 759 48,977
155,104
Total Common Stocks
(Cost $2,905,601)
2,199,183
Securities Lending Reinvestments (c) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (d)
(Cost $13,694) 13,694 13,694
Total Investments — 100.4%
(Cost $2,919,295) 2,212,877
Liabilities in excess of other assets — (0.4%) (9,100)
Net Assets — 100.0% $ 2,203,777
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $29,310, collateralized in the form of cash with a
value of $13,694 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $17,128 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.25% – 4.00%, and maturity dates ranging from April 30,
2025 – August 15, 2047. The total value of collateral is $30,822.
(c) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $13,694.
(d) Rate shown is the 7-day yield as of February 29, 2024.
Abbreviations
ADR American Depositary Receipt

FEBRUARY 29, 2024 (UNAUDITED) :: S&P GLOBAL CORE BATTERY METALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
S&P Global Core Battery Metals ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
China 25 .3%
Australia 18 .0%
United States 12 .7%
Japan 11 .0%
Canada 9 .1%
Indonesia 4 .5%
Chile 4 .0%
Netherlands 3 .5%
United Kingdom 3 .5%
France 3 .0%
South Africa 2 .5%
Brazil 1 .2%
Sweden 0 .9%
South Korea 0 .6%
Other
a
0 .2%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO CLEANTECH ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
Investments Shares Value
Common Stocks — 99 .7%
Automobiles — 2.8%
Tesla, Inc.* 651 $ 131,424
Construction & Engineering — 7.3%
Arcosa, Inc. 2,086 173,138
Emeren Group Ltd., ADR*(a) 21,884 48,801
Valmont Industries, Inc. 541 114,654
336,593
Diversified Consumer Services — 4.0%
ADT, Inc. 25,109 182,291
Electrical Equipment — 40.8%
American Superconductor
Corp.* 12,325 165,771
Array Technologies, Inc.* 9,672 131,926
Ballard Power Systems, Inc.* 42,242 132,640
Bloom Energy Corp., Class
a
A*(a) 11,891 104,284
Eos Energy Enterprises, Inc.*(a) 132,970 126,614
FuelCell Energy, Inc.*(a) 123,319 146,749
Generac Holdings, Inc.* 1,345 151,326
NEXTracker, Inc., Class
a
A* 3,862 217,199
Plug Power, Inc.*(a) 39,513 139,481
Shoals Technologies Group,
Inc., Class
a
A* 10,222 131,148
SunPower Corp.*(a) 34,133 106,154
Sunrun, Inc.* 12,872 154,979
TPI Composites, Inc.*(a) 59,419 165,779
1,874,050
Electronic Equipment, Instruments & Components — 2.9%
Corning, Inc. 4,078 131,475
Independent Power and Renewable Electricity Producers — 5.5%
Ormat Technologies, Inc. 2,317 150,953
Sunnova Energy International,
Inc.*(a) 13,901 101,199
252,152
Industrial Conglomerates — 4.4%
General Electric Co. 1,277 200,349
Machinery — 7.2%
Cummins, Inc. 684 183,729
Hyster-Yale Materials Handling,
Inc. 2,532 149,084
332,813
Semiconductors & Semiconductor Equipment — 24.8%
Applied Materials, Inc. 758 152,828
Canadian Solar, Inc.*(a) 7,367 155,370
Daqo New Energy Corp., ADR* 5,630 119,806
Enphase Energy, Inc.* 1,556 197,628
First Solar, Inc.* 962 148,042
JinkoSolar Holding Co. Ltd.,
ADR(a) 4,375 118,300
Investments Shares Value
Common Stocks (continued)
Maxeon Solar Technologies
Ltd.* 29,808 $ 119,530
SolarEdge Technologies, Inc.* 1,891 127,019
1,138,523
Total Common Stocks
(Cost $6,995,598)
4,579,670
Securities Lending Reinvestments (b) — 19 .5%
Investment Companies — 19 .5%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (c)
(Cost $894,140) 894,140 894,140
Total Investments — 119.2%
(Cost $7,889,738) 5,473,810
Liabilities in excess of other assets — (19.2%) (881,133)
Net Assets — 100.0% $ 4,592,677
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $1,069,992, collateralized in the form of cash with a value of $894,140 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $230,105 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March
5, 2024 – August 15, 2053. The total value of collateral is
$1,124,245.
(b) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $894,140.
(c) Rate shown is the 7-day yield as of February 29, 2024.
Abbreviations
ADR American Depositary Receipt

FEBRUARY 29, 2024 (UNAUDITED) :: S&P KENSHO CLEANTECH ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 87 .2%
Canada 6 .3%
China 6 .2%
Other
a
0 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO SMART FACTORIES ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MAKX
::
Investments Shares Value
Common Stocks — 99 .6%
Electrical Equipment — 11.4%
Allient, Inc. 574 $ 16,313
Emerson Electric Co. 458 48,938
Rockwell Automation, Inc. 151 43,047
108,298
Electronic Equipment, Instruments & Components — 22.4%
Cognex Corp. 1,063 41,935
FARO Technologies, Inc.* 1,273 28,503
Hollysys Automation
Technologies Ltd.* 1,766 45,245
Ouster, Inc.* 6,289 34,149
Sanmina Corp.* 493 31,158
Zebra Technologies Corp.,
Class
a
A* 113 31,581
212,571
IT Services — 3.0%
Globant SA* 126 28,119
Machinery — 9.8%
3D Systems Corp.* 8,971 37,140
Dover Corp. 179 29,603
Stratasys Ltd.* 2,141 26,441
93,184
Metals & Mining — 2.3%
POSCO Holdings, Inc., ADR(a) 265 21,420
Semiconductors & Semiconductor Equipment — 16.6%
Advanced Micro Devices, Inc.* 204 39,276
Ambarella, Inc.* 469 26,194
Applied Materials, Inc. 161 32,461
ON Semiconductor Corp.* 351 27,701
Tower Semiconductor Ltd.* 946 31,104
156,736
Software — 25.1%
Aspen Technology, Inc.* 232 44,982
Autodesk, Inc.* 188 48,536
C3.ai, Inc., Class
a
A*(a) 1,439 53,200
PTC, Inc.* 155 28,367
SAP SE, ADR(a) 163 30,623
UiPath, Inc., Class
a
A* 1,354 32,157
237,865
Trading Companies & Distributors — 2.9%
Applied Industrial Technologies,
Inc. 146 27,724
Wireless Telecommunication Services — 6.1%
SK Telecom Co. Ltd., ADR 1,873 41,019
Turkcell Iletisim Hizmetleri A/S,
ADR 3,049 16,434
57,453
Investments Shares Value
Common Stocks (continued)
Total Common Stocks
(Cost $856,802)
$ 943,370
Securities Lending Reinvestments (b) — 10 .2%
Investment Companies — 10 .2%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (c)
(Cost $96,363) 96,363 96,363
Total Investments — 109.8%
(Cost $953,165) 1,039,733
Liabilities in excess of other assets — (9.8%) (92,887)
Net Assets — 100.0% $ 946,846
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $104,937, collateralized in the form of cash with a value of $96,363 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments. The market value of the loaned securities is determined at the close of each business day of the Fund
and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(b) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $96,363.
(c) Rate shown is the 7-day yield as of February 29, 2024.
Abbreviations
ADR American Depositary Receipt

FEBRUARY 29, 2024 (UNAUDITED) :: S&P KENSHO SMART FACTORIES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MAKX
::
S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 80 .0%
South Korea 6 .6%
China 4 .8%
Israel 3 .3%
Germany 3 .2%
Turkey 1 .7%
Other
a
0 .4%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
Investments Shares Value
Common Stocks — 99 .8%
Banks — 11.1%
Bank OZK 612,174 $ 26,813,221
Commerce Bancshares, Inc. 550,584 28,652,391
Cullen/Frost Bankers, Inc. 274,203 29,753,768
Prosperity Bancshares, Inc. 459,343 28,667,597
UMB Financial Corp. 364,610 29,755,822
United Bankshares, Inc. 804,996 27,925,311
171,568,110
Building Products — 2.3%
Carlisle Cos., Inc. 98,696 34,543,600
Capital Markets — 4.1%
Evercore, Inc., Class
a
A 170,605 31,916,784
SEI Investments Co. 461,761 31,053,427
62,970,211
Chemicals — 4.1%
RPM International, Inc. 279,996 32,297,539
Westlake Corp. 218,275 30,276,925
62,574,464
Commercial Services & Supplies — 2.1%
MSA Safety, Inc. 178,124 32,801,534
Consumer Staples Distribution & Retail — 2.1%
Casey's General Stores, Inc. 105,699 32,184,288
Containers & Packaging — 5.9%
AptarGroup, Inc. 228,055 32,032,605
Silgan Holdings, Inc. 686,424 30,140,878
Sonoco Products Co. 518,427 29,384,442
91,557,925
Electric Utilities — 3.9%
OGE Energy Corp. 923,093 30,378,991
Portland General Electric Co. 746,748 29,996,867
60,375,858
Electrical Equipment — 2.4%
Regal Rexnord Corp. 219,221 37,594,209
Food Products — 4.2%
Flowers Foods, Inc. 1,324,971 29,705,850
Lancaster Colony Corp. 169,307 35,033,004
64,738,854
Gas Utilities — 12.1%
National Fuel Gas Co. 635,659 30,982,020
New Jersey Resources Corp. 715,402 29,767,877
ONE Gas, Inc. 492,245 29,337,802
Southwest Gas Holdings, Inc. 508,440 34,650,186
Spire, Inc. 501,263 29,734,921
UGI Corp. 1,319,112 32,291,862
186,764,668
Investments Shares Value
Common Stocks (continued)
Ground Transportation — 1.9%
Ryder System, Inc. 261,899 $ 29,882,676
Health Care Providers & Services — 2.1%
Chemed Corp. 50,335 31,516,253
Household Durables — 1.7%
Leggett & Platt, Inc.(a) 1,283,905 26,217,340
Insurance — 14.2%
American Financial Group, Inc. 247,882 31,647,095
Erie Indemnity Co., Class
a
A 88,096 35,844,500
Hanover Insurance Group, Inc.
(The) 229,072 30,116,096
Old Republic International Corp. 981,735 28,431,046
RenaissanceRe Holdings Ltd. 142,486 32,033,703
RLI Corp. 204,969 30,017,710
Unum Group 633,365 31,319,899
219,410,049
Leisure Products — 2.0%
Polaris, Inc. 323,518 29,993,354
Machinery — 8.4%
Donaldson Co., Inc. 464,638 33,277,374
Graco, Inc. 354,892 32,387,444
Lincoln Electric Holdings, Inc. 135,575 34,788,545
Toro Co. (The) 318,849 29,432,951
129,886,314
Metals & Mining — 1.7%
Royal Gold, Inc. 259,620 26,644,801
Multi-Utilities — 4.0%
Black Hills Corp. 595,787 30,998,798
Northwestern Energy Group,
Inc. 629,222 30,152,318
61,151,116
Pharmaceuticals — 1.5%
Perrigo Co. plc 903,518 23,726,383
Residential REITs — 2.0%
Equity LifeStyle Properties, Inc.,
REIT 454,998 30,630,465
Retail REITs — 1.9%
NNN REIT, Inc., REIT 725,319 29,513,230
Specialty Retail — 2.2%
Williams-Sonoma, Inc. 143,583 33,818,104

FEBRUARY 29, 2024 (UNAUDITED) :: S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
Investments Shares Value
Common Stocks (continued)
Water Utilities — 1.9%
Essential Utilities, Inc. 833,569 $ 28,991,530
Total Common Stocks
(Cost $1,437,087,934)
1,539,055,336
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (d)
(Cost $2,125) 2,125 2,125
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $1,359,074
(Cost $1,358,875) $ 1,358,875 1,358,875
Total Investments — 99.9%
(Cost $1,438,448,934) 1,540,416,336
Other assets less liabilities — 0.1% 1,476,601
Net Assets — 100.0% $ 1,541,892,937
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $2,042, collateralized in the form of cash with a value of $2,125 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $2,125.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of February 29, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TDV
::
Investments Shares Value
Common Stocks — 99 .8%
Communications Equipment — 5.4%
Cisco Systems, Inc. 146,069 $ 7,065,357
Motorola Solutions, Inc. 23,179 7,658,110
14,723,467
Electronic Equipment, Instruments & Components — 22.8%
Amphenol Corp., Class
a
A 76,889 8,399,354
Avnet, Inc. 157,163 7,322,224
Badger Meter, Inc. 48,423 7,684,246
CDW Corp. 33,197 8,173,434
Cognex Corp. 196,987 7,771,137
Corning, Inc. 246,009 7,931,330
Littelfuse, Inc. 31,097 7,408,549
TE Connectivity Ltd. 56,553 8,118,749
62,809,023
Financial Services — 11.7%
Cass Information Systems, Inc. 178,672 8,633,431
Jack Henry & Associates, Inc. 44,623 7,754,139
Mastercard, Inc., Class
a
A 17,129 8,132,164
Visa, Inc., Class
a
A(a) 27,776 7,850,608
32,370,342
IT Services — 5.7%
Accenture plc, Class
a
A 20,514 7,688,237
International Business Machines
Corp. 43,585 8,064,533
15,752,770
Professional Services — 10.6%
Broadridge Financial Solutions,
Inc. 36,500 7,430,670
CSG Systems International, Inc. 142,505 7,775,073
SS&C Technologies Holdings,
Inc. 122,147 7,788,093
TTEC Holdings, Inc. 356,836 6,226,788
29,220,624
Semiconductors & Semiconductor Equipment — 24.6%
Analog Devices, Inc. 38,177 7,323,112
Broadcom, Inc. 6,172 8,026,624
KLA Corp. 12,089 8,248,325
Lam Research Corp. 9,037 8,478,965
Microchip Technology, Inc. 83,015 6,984,882
Power Integrations, Inc. 91,450 6,535,017
QUALCOMM, Inc. 49,276 7,775,260
Skyworks Solutions, Inc. 69,369 7,278,196
Texas Instruments, Inc. 43,076 7,207,907
67,858,288
Software — 13.8%
Dolby Laboratories, Inc.,
Class
a
A 88,423 7,162,263
Intuit, Inc. 11,945 7,918,221
Microsoft Corp. 18,997 7,857,919
Oracle Corp. 68,417 7,640,811
Roper Technologies, Inc. 13,698 7,461,711
38,040,925
Investments Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc. 38,851 $ 7,022,318
HP, Inc. 258,150 7,313,390
14,335,708
Total Common Stocks
(Cost $245,224,885)
275,111,147
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $315,673
(Cost $315,626) $ 315,626 315,626
Total Investments — 99.9%
(Cost $245,540,511) 275,426,773
Other assets less liabilities — 0.1% 359,860
Net Assets — 100.0% $ 275,786,633
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February
29, 2024 was $3,295,300, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.13%, and maturity dates ranging from March 5, 2024
– August 15, 2053. The total value of collateral is $3,397,244.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 29, 2024 (UNAUDITED) :: SMART MATERIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
Investments Shares Value
Common Stocks — 99 .5%
Aerospace & Defense — 4.8%
Hexcel Corp. 1,045 $ 77,811
Chemicals — 53.9%
Akzo Nobel NV 937 68,196
Arkema SA 697 72,138
Axalta Coating Systems Ltd.* 2,451 80,221
Cabot Corp. 949 80,617
Chemours Co. (The) 2,583 50,808
Hansol Chemical Co. Ltd.* 198 25,322
Huntsman Corp. 2,698 69,069
Ingevity Corp.* 634 28,961
Nissan Chemical Corp. 1,537 64,107
OCI Holdings Co. Ltd. 347 24,495
PPG Industries, Inc. 518 73,349
Sherwin-Williams Co. (The) 265 87,988
Sika AG (Registered) 263 75,984
Solvay SA 612 15,544
Syensqo SA* 612 54,642
871,441
Electrical Equipment — 3.9%
NIDEC Corp. 1,656 62,752
Electronic Equipment, Instruments & Components — 4.9%
LG Display Co. Ltd.* 6,680 57,088
SAES Getters SpA 294 10,804
Solus Advanced Materials Co.
Ltd. 1,228 11,158
79,050
Industrial Conglomerates — 4.1%
3M Co. 714 65,774
Metals & Mining — 3.0%
Constellium SE, Class
a
A* 2,517 48,805
Pharmaceuticals — 9.0%
Merck & Co., Inc. 608 77,307
Sanofi SA 725 68,869
146,176
Semiconductors & Semiconductor Equipment — 15.9%
Applied Materials, Inc. 476 95,971
Himax Technologies, Inc., ADR 6,086 33,534
Innox Advanced Materials Co.
Ltd. 353 8,390
Jusung Engineering Co. Ltd. 844 23,293
LX Semicon Co. Ltd. 285 16,095
Magnachip Semiconductor
Corp.* 704 4,013
Universal Display Corp. 434 75,698
256,994
Investments Shares Value
Common Stocks (continued)
Total Common Stocks
(Cost $1,723,085)
$ 1,608,803
Total Investments — 99.5%
(Cost $1,723,085) 1,608,803
Other assets less liabilities — 0.5% 7,794
Net Assets — 100.0% $ 1,616,597
* Non-income producing security.
Abbreviations
ADR American Depositary Receipt

SMART MATERIALS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
Smart Materials ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 55 .7%
France 11 .7%
South Korea 10 .3%
Japan 7 .9%
Switzerland 4 .7%
Belgium 4 .3%
Netherlands 4 .2%
Italy 0 .7%
Other
a
0 .5%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 29, 2024 (UNAUDITED) :: SUPPLY CHAIN LOGISTICS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
Investments Shares Value
Common Stocks — 99 .3%
Air Freight & Logistics — 30.0%
CH Robinson Worldwide, Inc. 789 $ 58,449
Deutsche Post AG 1,786 82,830
Expeditors International of
Washington, Inc. 713 85,275
FedEx Corp. 322 80,168
GXO Logistics, Inc.* 797 41,253
InPost SA* 1,400 21,834
International Distributions
Services plc* 4,400 13,452
JD Logistics, Inc.*(a) 16,372 16,248
Mainfreight Ltd. 571 23,557
Nippon Express Holdings, Inc. 457 24,139
SG Holdings Co. Ltd. 2,012 25,204
United Parcel Service, Inc.,
Class
a
B 553 81,988
Yamato Holdings Co. Ltd. 1,651 25,054
ZTO Express Cayman, Inc. 1,653 31,817
611,268
Commercial Services & Supplies — 4.6%
Brambles Ltd. 9,473 92,793
Ground Transportation — 42.1%
ArcBest Corp. 160 22,858
Aurizon Holdings Ltd. 11,857 29,364
Container Corp. of India Ltd. 1,910 22,515
CSX Corp. 2,558 97,050
Full Truck Alliance Co. Ltd.,
ADR* 6,033 39,818
Knight-Swift Transportation
Holdings, Inc., Class
a
A 1,064 59,946
Landstar System, Inc. 243 46,218
Old Dominion Freight Line, Inc. 210 92,921
Rumo SA 8,461 38,670
RXO, Inc.* 797 17,151
Saia, Inc.* 182 104,723
TFI International, Inc. 553 81,706
Union Pacific Corp. 370 93,865
Werner Enterprises, Inc. 433 17,381
XPO, Inc.* 775 93,248
857,434
Hotels, Restaurants & Leisure — 3.5%
Amadeus IT Group SA 1,228 72,174
Marine Transportation — 19.1%
AP Moller - Maersk A/S, Class
a
B 24 33,916
COSCO SHIPPING Holdings
Co. Ltd., Class
a
H 20,382 21,971
Evergreen Marine Corp. Taiwan
Ltd. 12,603 65,986
HMM Co. Ltd.* 2,317 31,790
Kawasaki Kisen Kaisha Ltd.(b) 1,423 67,894
Kuehne + Nagel International
AG (Registered) 290 97,590
Matson, Inc. 232 25,764
Wan Hai Lines Ltd. 10,423 16,619
Investments Shares Value
Common Stocks (continued)
Yang Ming Marine Transport
Corp. 15,957 $ 25,165
386,695
Total Common Stocks
(Cost $1,904,333)
2,020,364
Total Investments — 99.3%
(Cost $1,904,333) 2,020,364
Other assets less liabilities — 0.7% 14,180
Net Assets — 100.0% $ 2,034,544
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $5,153, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% – 5.38%, and maturity dates ranging from March 15, 2024 – February 15,
2053. The total value of collateral is $5,381.

SUPPLY CHAIN LOGISTICS ETF :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024:
United States 52 .0%
Japan 7 .0%
Australia 6 .0%
Taiwan 5 .3%
Switzerland 4 .8%
Germany 4 .1%
Canada 4 .0%
Spain 3 .5%
China 2 .6%
Brazil 1 .9%
Denmark 1 .7%
South Korea 1 .6%
New Zealand 1 .1%
India 1 .1%
Netherlands 1 .1%
Hong Kong 0 .8%
United Kingdom 0 .7%
Other
a
0 .7%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOTES TO FINANCIAL STATEMENTS :: FEBRUARY 29, 2024 (UNAUDITED) :: 133
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.
On February 29, 2024, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 29, 2024 as follows:
Fund Name
A
Bank of America
Securities,
Inc.,  5.3%,
dated
02/29/2024 due
03/01/2024
(a)
Barclays Capital,
Inc.,  5.2%,
dated
02/29/2024 due
03/01/2024
(b)
Barclays Capital,
Inc.,  5.28%,
dated
02/29/2024 due
03/01/2024
(c)
BNP Paribas
Securities Corp.,
5.3%, dated
2/29/2024 due
03/01/2024
(d)
ING Financial
Markets LLC,
5.3%, dated
02/29/2024 due
03/01/2024
(e)
Total
Decline of the Retail Store ETF
...................
$ 935,421
$ 136,060 $ 537,337 $ 3,231,455 $ 1,343,605 $ 6,183,878
DJ Brookfield Global Infrastructure ETF
..............
74,209
10,794 42,628 256,358 106,590 490,579
Equities for Rising Rates ETF
....................

30 120 718 300 1,377
Global Listed Private Equity ETF
..................
9,761
1,420 5,607 33,716 14,020 64,524
Hedge Replication ETF
........................
406,690
59,155 233,617 1,404,931 584,155 2,688,548
High Yield-Interest Rate Hedged
..................
571,135
83,074 328,079 1,973,014 820,358 3,775,660
Inflation Expectations ETF
......................
3,222,159
468,678 1,850,914 11,131,094 4,628,192 21,301,037
Investment Grade-Interest Rate Hedged
.............
345,163
50,206 198,274 1,192,384 495,781 2,281,808
K-1 Free Crude Oil Strategy ETF
..................
16,683,491
2,426,690 9,583,543 57,633,878 23,963,559 110,291,161
Large Cap Core Plus
..........................
894,387
130,093 513,766 3,089,703 1,284,666 5,912,615
Long Online /Short Stores ETF
...................
116,456
16,939 66,896 402,303 167,273 769,867
Merger ETF
................................
305,367
44,417 175,413 1,054,904 438,618 2,018,719
MSCI EAFE Dividend Growers ETF
................
33,562
4,882 19,279 115,942 48,205 221,870
MSCI Emerging Markets Dividend Growers ETF
........
125,069
18,192 71,844 432,053 179,643 826,801
MSCI Europe Dividend Growers ETF
...............
4,020
585 2,309 13,888 5,774 26,576
MSCI Transformational Changes ETF
...............
2,415
351 1,388 8,343 3,469 15,966
Nasdaq-100 Dorsey Wright Momentum ETF
..........
2,720
396 1,563 9,396 3,908 17,983
Online Retail ETF
............................
10,650
1,549 6,118 36,794 15,299 70,410
Pet Care ETF
...............................
13,579
1,975 7,800 46,911 19,505 89,770
Russell 2000 Dividend Growers ETF
................
141,305
20,554 81,171 488,144 202,967 934,141
Russell U.S. Dividend Growers ETF
................

138 543 3,268 1,359 6,254
S&P 500
®
Bond ETF
..........................
13,592
1,977 7,808 46,954 19,523 89,854
S&P 500
®
Dividend Aristocrats ETF
................
710,160
103,296 407,939 2,453,277 1,020,047 4,694,719
S&P 500
®
Ex-Energy ETF
.......................
3,141
457 1,805 10,852 4,512 20,767
S&P 500
®
Ex-Financials ETF
.....................
2,927
426 1,681 10,114 4,206 19,354
S&P 500
®
Ex-Health Care ETF
....................
1,709
249 982 5,902 2,455 11,297
S&P 500
®
Ex-Technology ETF
....................
2,604
379 1,495 8,994 3,739 17,211

134 :: FEBRUARY 29, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fund Name
A
Bank of America
Securities,
Inc.,  5.3%,
dated
02/29/2024 due
03/01/2024
(a)
Barclays Capital,
Inc.,  5.2%,
dated
02/29/2024 due
03/01/2024
(b)
Barclays Capital,
Inc.,  5.28%,
dated
02/29/2024 due
03/01/2024
(c)
BNP Paribas
Securities Corp.,
5.3%, dated
2/29/2024 due
03/01/2024
(d)
ING Financial
Markets LLC,
5.3%, dated
02/29/2024 due
03/01/2024
(e)
Total
S&P 500
®
High Income ETF
.....................
$ 340,912
$ 49,588 $ 195,831 $ 1,177,696 $ 489,674 $ 2,253,701
S&P MidCap 400
®
Dividend Aristocrats ETF
...........
205,554
29,899 118,077 710,095 295,250 1,358,875
S&P Technology Dividend Aristocrats ETF
............
47,744
6,945 27,426 164,933 68,578 315,626
$ 25,227,057 $ 3,669,394 $ 14,491,253 $ 87,148,014 $ 36,235,230 $ 166,770,948
(a) U.S. Treasury Bonds, 0% to 4.75%, due 8/15/2033 to 8/15/2048; U.S. Treasury Notes, 0.13% to 4.88%, due 8/31/2024 to 1/15/2030, which had an aggregate value at the Trust level of $561,000,000.
(b) U.S. Treasury Notes, 4.88%, due 10/31/2030, which had an aggregate value at the Trust level of $81,600,038.
(c) U.S. Treasury Notes, 3.63% to 4.88%, due 5/31/2028 to 10/31/2030 , which had an aggregate value at the Trust level of $322,256,847.
(d) U.S. Treasury Bills, 0%, due 5/14/2024 to 8/8/2024; U.S. Treasury Bonds, 0% to 6.75%, due 1/15/2025 to 8/15/2052; U.S. Treasury Notes,
0.13% to 5.25%, due 4/30/2024 to 7/15/2031, which had an aggregate value at the Trust level of $1,938,000,138.
(e) Federal Home Loan Banks, 0%, due 3/28/2024 to 11/1/2024; U.S. Treasury Bills, 0%, due 4/2/2024 to 10/31/2024; U.S. Treasury Bonds,
1.88% to 4.38%, due 2/15/2041 to 5/15/2049; U.S. Treasury Notes, 0.25% to 4.63%, due 1/31/2025 to 2/15/2034, which had an aggregate value at the Trust level of $805,801,009.